2025 Annual Report
RiverSource of New York Account 8
This wrapper contains financial statements provided for owners of:
• RiverSource Succession Select® Variable Life Insurance
• RiverSource® Variable Second-To-Die Life Insurance
• RiverSource® Variable Universal Life Insurance
• RiverSource® Variable Universal Life Insurance III
• RiverSource® Variable Universal Life IV
• RiverSource® Variable Universal Life IV – Estate Series
• RiverSource® Variable Universal Life 5
• RiverSource® Variable Universal Life 5 – Estate Series
This Annual Report contains financial information for all the subaccounts of RiverSource of New York Account 8. Not all subaccounts of RiverSource of New York Account 8 apply to your specific contract.

Issued by:  RiverSource Life Insurance Co. of New York
ANN9126_12_E01_(05/26)

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
TO THE BOARD OF DIRECTORS OF RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK AND
THE POLICY OWNERS OF RIVERSOURCE OF NEW YORK ACCOUNT 8
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities of each of the divisions of RiverSource of New York Account 8, as indicated in Note 1, as of December 31, 2025, and the related statements of operations and of changes in net assets for each of the periods indicated in Note 1, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the divisions of RiverSource of New York Account 8 as of December 31, 2025, and the results of each of their operations and the changes in each of their net assets of the periods indicated in Note 1 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the RiverSource Life Insurance Co. of New York management. Our responsibility is to express an opinion on the financial statements of each of the divisions of the RiverSource of New York Account 8 based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the divisions of the RiverSource of New York Account 8 in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test  basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2025, by correspondence with the investee mutual funds and the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Minneapolis, Minnesota
April 24, 2026
We have served as the auditor of one or more of the divisions of RiverSource of New York Account 8 since 2010.
RiverSource of New York Account 8 ■ 3

Statement of Assets and Liabilities

December 31, 2025	AB VPS Dyn Asset Alloc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl A	AB VPS Lg Cap Gro, Cl B	AB VPS Relative Val, Cl B
Assets
Investments, at fair value	$599	$3,582,272	$1,391,228	$3,777,009	$2,745,728
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	102	139	—	173
Receivable for share redemptions	—	1,662	—	1,165	1,007
Total assets	599	3,584,036	1,391,367	3,778,174	2,746,908

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	1,357	—	1,165	1,007
Contract terminations	—	305	—	—	—
Payable for investments purchased	—	102	139	—	173
Total liabilities	—	1,764	139	1,165	1,180
Net assets applicable to Variable Life contracts in accumulation period	1	3,582,272	1,391,228	3,777,009	2,745,728
Net assets applicable to seed money	598	—	—	—	—
Total net assets	$599	$3,582,272	$1,391,228	$3,777,009	$2,745,728
Investment shares	55	172,059	15,032	46,355	89,003
Investments, at cost	$602	$2,673,486	$1,248,026	$3,141,782	$2,622,628

December 31, 2025 (continued)	Allspg VT Index Asset Alloc, Cl 2	Allspg VT Opp, Cl 1	Allspg VT Opp, Cl 2	Allspg VT Sm Cap Gro, Cl 1	Allspg VT Sm Cap Gro, Cl 2
Assets
Investments, at fair value	$651,933	$27,949	$1,340,405	$533,563	$1,544,460
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	49	29	—
Receivable for share redemptions	210	—	402	—	406
Total assets	652,143	27,949	1,340,856	533,592	1,544,866

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	210	—	402	—	395
Contract terminations	—	—	—	—	11
Payable for investments purchased	—	—	49	29	—
Total liabilities	210	—	451	29	406
Net assets applicable to Variable Life contracts in accumulation period	651,800	27,949	1,340,239	533,563	1,544,460
Net assets applicable to seed money	133	—	166	—	—
Total net assets	$651,933	$27,949	$1,340,405	$533,563	$1,544,460
Investment shares	32,597	1,089	52,156	51,552	160,881
Investments, at cost	$635,149	$27,972	$1,322,344	$500,213	$1,545,212
See accompanying notes to financial statements.
 4 ■ RiverSource of New York Account 8

Statement of Assets and Liabilities

December 31, 2025 (continued)	ALPS Alerian Engy Infr, Class I	ALPS Alerian Engy Infr, Class III	BlackRock Global Alloc, Cl I	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I
Assets
Investments, at fair value	$102,515	$517,634	$378,192	$618,492	$3,010,144
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	857	—	—	17	—
Receivable for share redemptions	—	249	—	254	1,472
Total assets	103,372	517,883	378,192	618,763	3,011,616

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	249	—	254	1,351
Contract terminations	—	—	—	—	121
Payable for investments purchased	857	—	—	17	—
Total liabilities	857	249	—	271	1,472
Net assets applicable to Variable Life contracts in accumulation period	102,515	517,395	378,192	618,348	3,010,022
Net assets applicable to seed money	—	239	—	144	122
Total net assets	$102,515	$517,634	$378,192	$618,492	$3,010,144
Investment shares	8,143	41,180	21,439	46,364	1,056,191
Investments, at cost	$102,654	$424,425	$371,401	$636,986	$2,619,045

December 31, 2025 (continued)	Col VP Acorn	Col VP Acorn Intl	Col VP Bal, Cl 1	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 1
Assets
Investments, at fair value	$5,847,052	$4,081,173	$3,650,762	$20,072,505	$103,549
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	1,733	3,508	1,673	—	162
Receivable for share redemptions	2,661	1,774	—	14,115	—
Total assets	5,851,446	4,086,455	3,652,435	20,086,620	103,711

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	2,588	1,774	—	13,509	—
Contract terminations	73	—	—	606	—
Payable for investments purchased	1,733	3,508	1,673	—	162
Total liabilities	4,394	5,282	1,673	14,115	162
Net assets applicable to Variable Life contracts in accumulation period	5,847,052	4,081,173	3,650,762	20,072,505	103,549
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$5,847,052	$4,081,173	$3,650,762	$20,072,505	$103,549
Investment shares	367,739	199,666	65,485	364,888	25,256
Investments, at cost	$6,835,728	$4,746,495	$2,892,861	$8,266,497	$109,098
See accompanying notes to financial statements.
RiverSource of New York Account 8 ■ 5

Statement of Assets and Liabilities

December 31, 2025 (continued)	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 1	Col VP Contrarian Core, Cl 2	Col VP Corporate Bond, Cl 1	Col VP Corporate Bond, Cl 2
Assets
Investments, at fair value	$44,101	$631,008	$469,827	$14,038	$102,075
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	1,139	—	—	—
Receivable for share redemptions	—	—	—	—	—
Total assets	44,101	632,147	469,827	14,038	102,075

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	—	—	—	—
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	1,139	—	—	—
Total liabilities	—	1,139	—	—	—
Net assets applicable to Variable Life contracts in accumulation period	44,101	631,008	469,827	14,038	102,075
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$44,101	$631,008	$469,827	$14,038	$102,075
Investment shares	11,025	9,932	7,649	1,788	13,291
Investments, at cost	$50,490	$427,025	$286,393	$13,621	$110,385

December 31, 2025 (continued)	Col VP Corporate Bond, Cl 3	Col VP Disciplined Core, Cl 1	Col VP Disciplined Core, Cl 2	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 1
Assets
Investments, at fair value	$1,202,237	$415,891	$548,251	$34,146,435	$801,503
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	50	—	—	26	29
Receivable for share redemptions	557	—	—	25,329	—
Total assets	1,202,844	415,891	548,251	34,171,790	801,532

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	531	—	—	25,295	—
Contract terminations	26	—	—	34	—
Payable for investments purchased	50	—	—	26	29
Total liabilities	607	—	—	25,355	29
Net assets applicable to Variable Life contracts in accumulation period	1,202,237	415,891	548,251	34,146,435	801,503
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$1,202,237	$415,891	$548,251	$34,146,435	$801,503
Investment shares	154,728	3,212	4,402	269,081	15,278
Investments, at cost	$1,329,130	$308,765	$234,616	$7,423,614	$673,453
See accompanying notes to financial statements.
 6 ■ RiverSource of New York Account 8

Statement of Assets and Liabilities

December 31, 2025 (continued)	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 1	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3
Assets
Investments, at fair value	$403,004	$13,971,040	$393,637	$482,118	$2,358,589
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	2,270	235	—	116
Receivable for share redemptions	—	6,586	—	—	1,132
Total assets	403,004	13,979,896	393,872	482,118	2,359,837

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	6,586	—	—	1,117
Contract terminations	—	—	—	—	15
Payable for investments purchased	—	2,270	235	—	116
Total liabilities	—	8,856	235	—	1,248
Net assets applicable to Variable Life contracts in accumulation period	403,004	13,971,040	393,637	482,118	2,358,589
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$403,004	$13,971,040	$393,637	$482,118	$2,358,589
Investment shares	7,993	271,704	29,310	36,719	177,338
Investments, at cost	$281,917	$7,043,563	$364,200	$500,759	$2,376,951

December 31, 2025 (continued)	Col VP Emerg Mkts Bond, Cl 1	Col VP Emerg Mkts Bond, Cl 2	Col VP Govt Money Mkt, Cl 1	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3
Assets
Investments, at fair value	$54,133	$19,266	$697,636	$527,679	$3,667,213
Dividends receivable	—	—	65	46	329
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	664
Receivable for share redemptions	—	—	—	—	1,733
Total assets	54,133	19,266	697,701	527,725	3,669,939

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	—	—	—	1,725
Contract terminations	—	—	—	—	8
Payable for investments purchased	—	—	—	—	664
Total liabilities	—	—	—	—	2,397
Net assets applicable to Variable Life contracts in accumulation period	54,133	19,266	697,701	527,725	3,667,542
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$54,133	$19,266	$697,701	$527,725	$3,667,542
Investment shares	6,376	2,269	697,637	527,680	3,667,213
Investments, at cost	$50,769	$20,347	$697,637	$527,679	$3,667,211
See accompanying notes to financial statements.
RiverSource of New York Account 8 ■ 7

Statement of Assets and Liabilities

December 31, 2025 (continued)	Col VP Hi Yield Bond, Cl 1	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 1	Col VP Inc Opp, Cl 2
Assets
Investments, at fair value	$412,384	$401,647	$2,783,964	$30,445	$88,701
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	365	—	19	—	—
Receivable for share redemptions	—	—	1,375	—	—
Total assets	412,749	401,647	2,785,358	30,445	88,701

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	—	1,295	—	—
Contract terminations	—	—	80	—	—
Payable for investments purchased	365	—	19	—	—
Total liabilities	365	—	1,394	—	—
Net assets applicable to Variable Life contracts in accumulation period	412,384	401,647	2,783,964	30,445	88,701
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$412,384	$401,647	$2,783,964	$30,445	$88,701
Investment shares	65,458	64,677	444,013	4,497	13,219
Investments, at cost	$403,423	$411,235	$2,857,309	$30,567	$85,707

December 31, 2025 (continued)	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 1	Col VP Inter Bond, Cl 2	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 1
Assets
Investments, at fair value	$1,252,829	$270,767	$104,129	$5,886,117	$4,313,303
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	15	806	—	3,831	2,067
Receivable for share redemptions	659	—	210	3,008	—
Total assets	1,253,503	271,573	104,339	5,892,956	4,315,370

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	578	—	—	3,008	—
Contract terminations	81	—	210	—	—
Payable for investments purchased	15	806	—	3,831	2,067
Total liabilities	674	806	210	6,839	2,067
Net assets applicable to Variable Life contracts in accumulation period	1,252,829	270,767	104,129	5,886,117	4,313,303
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$1,252,829	$270,767	$104,129	$5,886,117	$4,313,303
Investment shares	183,430	31,485	12,165	682,844	75,858
Investments, at cost	$1,291,842	$275,551	$107,651	$6,613,309	$2,900,252
See accompanying notes to financial statements.
 8 ■ RiverSource of New York Account 8

Statement of Assets and Liabilities

December 31, 2025 (continued)	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 1	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 1
Assets
Investments, at fair value	$729,328	$4,158,682	$12,653,642	$18,706,072	$104,600
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	5,011	137	437	19
Receivable for share redemptions	—	2,011	—	8,106	—
Total assets	729,328	4,165,704	12,653,779	18,714,615	104,619

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	2,011	—	7,530	—
Contract terminations	—	—	—	576	—
Payable for investments purchased	—	5,011	137	437	19
Total liabilities	—	7,022	137	8,543	19
Net assets applicable to Variable Life contracts in accumulation period	729,328	4,158,682	12,653,642	18,706,072	104,600
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$729,328	$4,158,682	$12,653,642	$18,706,072	$104,600
Investment shares	13,341	74,515	213,780	321,631	10,999
Investments, at cost	$352,964	$1,616,277	$8,875,987	$8,602,134	$105,837

December 31, 2025 (continued)	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 1	Col VP Long Govt/Cr Bond, Cl 2	Col VP Overseas Core, Cl 1	Col VP Overseas Core, Cl 2
Assets
Investments, at fair value	$924,866	$36,481	$526	$987,280	$249,608
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	430	—
Receivable for share redemptions	506	—	—	—	177
Total assets	925,372	36,481	526	987,710	249,785

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	397	—	—	—	—
Contract terminations	109	—	—	—	177
Payable for investments purchased	—	—	—	430	—
Total liabilities	506	—	—	430	177
Net assets applicable to Variable Life contracts in accumulation period	924,771	36,481	526	987,280	249,608
Net assets applicable to seed money	95	—	—	—	—
Total net assets	$924,866	$36,481	$526	$987,280	$249,608
Investment shares	97,766	5,138	74	55,186	14,102
Investments, at cost	$922,639	$38,969	$703	$773,565	$188,256
See accompanying notes to financial statements.
RiverSource of New York Account 8 ■ 9

Statement of Assets and Liabilities

December 31, 2025 (continued)	Col VP Overseas Core, Cl 3	Col VP Sel Gbl Tech, Cl 1	Col VP Sel Gbl Tech, Cl 2	Col VP Select Lg Cap Val, Cl 1	Col VP Select Lg Cap Val, Cl 2
Assets
Investments, at fair value	$6,205,392	$577,656	$207,022	$1,380,916	$259,221
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	1,166	—
Receivable for share redemptions	12,557	—	—	—	4,443
Total assets	6,217,949	577,656	207,022	1,382,082	263,664

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	4,574	—	—	—	—
Contract terminations	7,983	—	—	—	4,443
Payable for investments purchased	—	—	—	1,166	—
Total liabilities	12,557	—	—	1,166	4,443
Net assets applicable to Variable Life contracts in accumulation period	6,205,392	577,656	207,022	1,380,916	259,221
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$6,205,392	$577,656	$207,022	$1,380,916	$259,221
Investment shares	348,226	13,803	6,094	24,642	4,806
Investments, at cost	$4,141,028	$412,266	$153,053	$996,656	$157,269

December 31, 2025 (continued)	Col VP Select Lg Cap Val, Cl 3	Col VP Select Mid Cap Gro, Cl 1	Col VP Select Mid Cap Gro, Cl 2	Col VP Select Mid Cap Gro, Cl 3	Col VP Select Mid Cap Val, Cl 1
Assets
Investments, at fair value	$944,723	$697,593	$144,413	$1,347,673	$626,668
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	33	—	—	—	—
Receivable for share redemptions	1,578	—	—	614	—
Total assets	946,334	697,593	144,413	1,348,287	626,668

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	384	—	—	580	—
Contract terminations	1,194	—	—	34	—
Payable for investments purchased	33	—	—	—	—
Total liabilities	1,611	—	—	614	—
Net assets applicable to Variable Life contracts in accumulation period	944,723	697,593	144,413	1,347,673	626,668
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$944,723	$697,593	$144,413	$1,347,673	$626,668
Investment shares	17,199	10,790	2,321	21,257	13,238
Investments, at cost	$563,378	$473,514	$83,107	$858,237	$482,630
See accompanying notes to financial statements.
 10 ■ RiverSource of New York Account 8

Statement of Assets and Liabilities

December 31, 2025 (continued)	Col VP Select Mid Cap Val, Cl 2	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 1	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3
Assets
Investments, at fair value	$204,449	$1,070,683	$246,822	$195,519	$1,106,997
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	1,305	2	—	3,316	74
Receivable for share redemptions	—	371	—	—	570
Total assets	205,754	1,071,056	246,822	198,835	1,107,641

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	371	—	—	513
Contract terminations	—	—	—	—	57
Payable for investments purchased	1,305	2	—	3,316	74
Total liabilities	1,305	373	—	3,316	644
Net assets applicable to Variable Life contracts in accumulation period	204,449	1,070,683	246,822	195,519	1,106,997
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$204,449	$1,070,683	$246,822	$195,519	$1,106,997
Investment shares	4,480	23,040	5,888	4,848	26,908
Investments, at cost	$121,805	$672,474	$206,842	$134,252	$678,148

December 31, 2025 (continued)	Col VP Strategic Inc, Cl 1	Col VP Strategic Inc, Cl 2	Col VP US Govt Mtge, Cl 1	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3
Assets
Investments, at fair value	$267,354	$271,905	$26,937	$15,518	$1,237,089
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	843	—	—	—	210
Receivable for share redemptions	—	—	—	—	630
Total assets	268,197	271,905	26,937	15,518	1,237,929

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	—	—	—	614
Contract terminations	—	—	—	—	16
Payable for investments purchased	843	—	—	—	210
Total liabilities	843	—	—	—	840
Net assets applicable to Variable Life contracts in accumulation period	267,354	271,905	26,937	15,518	1,237,089
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$267,354	$271,905	$26,937	$15,518	$1,237,089
Investment shares	70,542	72,702	2,878	1,663	132,168
Investments, at cost	$266,377	$269,338	$26,473	$15,585	$1,293,074
See accompanying notes to financial statements.
RiverSource of New York Account 8 ■ 11

Statement of Assets and Liabilities

December 31, 2025 (continued)	CS Commodity Return, Cl 1	CTIVP AC Div Bond, Cl 1	CTIVP AC Div Bond, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 1	CTIVP BR Gl Infl Prot Sec, Cl 2
Assets
Investments, at fair value	$423,099	$48,595	$26,806	$49,330	$21,613
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	19	—	—	—	—
Receivable for share redemptions	206	—	—	—	—
Total assets	423,324	48,595	26,806	49,330	21,613

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	187	—	—	—	—
Contract terminations	19	—	—	—	—
Payable for investments purchased	19	—	—	—	—
Total liabilities	225	—	—	—	—
Net assets applicable to Variable Life contracts in accumulation period	423,099	48,595	26,806	49,330	21,613
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$423,099	$48,595	$26,806	$49,330	$21,613
Investment shares	21,261	5,220	2,892	11,237	5,074
Investments, at cost	$481,688	$50,128	$29,571	$56,301	$25,469

December 31, 2025 (continued)	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP CenterSquare Real Est, Cl 1	CTIVP CenterSquare Real Est, Cl 2	CTIVP Prin Lg Cap Gro, Cl 1	CTIVP Prin Lg Cap Gro, Cl 2
Assets
Investments, at fair value	$488,190	$89,931	$200,111	$224,405	$120,568
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	26	—	—	—	—
Receivable for share redemptions	222	—	—	—	—
Total assets	488,438	89,931	200,111	224,405	120,568

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	207	—	—	—	—
Contract terminations	15	—	—	—	—
Payable for investments purchased	26	—	—	—	—
Total liabilities	248	—	—	—	—
Net assets applicable to Variable Life contracts in accumulation period	488,190	89,931	200,111	224,405	120,568
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$488,190	$89,931	$200,111	$224,405	$120,568
Investment shares	112,228	14,030	31,563	2,753	1,537
Investments, at cost	$587,050	$97,929	$241,229	$159,170	$64,980
See accompanying notes to financial statements.
 12 ■ RiverSource of New York Account 8

Statement of Assets and Liabilities

December 31, 2025 (continued)	CTIVP T Rowe Price LgCap Val, Cl 1	CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP TCW Core Plus Bond, Cl 1	CTIVP TCW Core Plus Bond, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 1
Assets
Investments, at fair value	$357,572	$178,984	$92,301	$44,777	$908,098
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	648
Receivable for share redemptions	—	—	—	—	—
Total assets	357,572	178,984	92,301	44,777	908,746

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	—	—	—	—
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	—	—	648
Total liabilities	—	—	—	—	648
Net assets applicable to Variable Life contracts in accumulation period	357,572	178,984	92,301	44,777	908,098
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$357,572	$178,984	$92,301	$44,777	$908,098
Investment shares	8,099	4,215	9,914	4,836	17,490
Investments, at cost	$288,777	$115,810	$98,924	$47,314	$787,755

December 31, 2025 (continued)	CTIVP Vty Sycamore Estb Val, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP Wellington Lg Cap Val, Cl 1	CTIVP Wellington Lg Cap Val, Cl 2	CTIVP Westfield Mid Cap Gro, Cl 1
Assets
Investments, at fair value	$481,542	$1,372,971	$872,765	$358,325	$160,019
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	135	139	—	—
Receivable for share redemptions	—	639	—	—	—
Total assets	481,542	1,373,745	872,904	358,325	160,019

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	626	—	—	—
Contract terminations	—	13	—	—	—
Payable for investments purchased	—	135	139	—	—
Total liabilities	—	774	139	—	—
Net assets applicable to Variable Life contracts in accumulation period	481,542	1,372,971	872,765	358,325	160,019
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$481,542	$1,372,971	$872,765	$358,325	$160,019
Investment shares	9,640	26,947	16,953	7,235	2,759
Investments, at cost	$322,179	$978,907	$713,878	$217,198	$125,228
See accompanying notes to financial statements.
RiverSource of New York Account 8 ■ 13

Statement of Assets and Liabilities

December 31, 2025 (continued)	CTIVP Westfield Mid Cap Gro, Cl 2	CTIVP Westfield Sel Lg Cp Gr, Cl 1	CTIVP Westfield Sel Lg Cp Gr, Cl 2	CVT EAFE Intl Index, Cl F	CVT EAFE Intl Index, Cl I
Assets
Investments, at fair value	$66,635	$269,817	$79,179	$18,599	$484,247
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	347	—	—	—
Receivable for share redemptions	—	—	—	—	—
Total assets	66,635	270,164	79,179	18,599	484,247

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	—	—	—	—
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	347	—	—	—
Total liabilities	—	347	—	—	—
Net assets applicable to Variable Life contracts in accumulation period	66,635	269,817	79,179	18,599	484,247
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$66,635	$269,817	$79,179	$18,599	$484,247
Investment shares	1,196	3,896	1,190	154	3,953
Investments, at cost	$42,494	$174,715	$56,219	$14,582	$423,840

December 31, 2025 (continued)	CVT Nasdaq 100 Index, Cl F	CVT Nasdaq 100 Index, Cl I	CVT Russ 2000 Sm Cap Ind, Cl F	CVT Russ 2000 Sm Cap Ind, Cl I	DWS Alt Asset Alloc VIP, Cl A
Assets
Investments, at fair value	$99,508	$695,300	$20,209	$263,802	$256,748
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	651	—	419	41
Receivable for share redemptions	—	—	—	—	—
Total assets	99,508	695,951	20,209	264,221	256,789

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	—	—	—	—
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	651	—	419	41
Total liabilities	—	651	—	419	41
Net assets applicable to Variable Life contracts in accumulation period	99,508	695,300	20,209	263,802	256,748
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$99,508	$695,300	$20,209	$263,802	$256,748
Investment shares	519	3,512	227	2,911	18,727
Investments, at cost	$78,201	$569,695	$18,126	$250,614	$245,793
See accompanying notes to financial statements.
 14 ■ RiverSource of New York Account 8

Statement of Assets and Liabilities

December 31, 2025 (continued)	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	EV VT Floating-Rate Inc, Inst Cl	Fid VIP Contrafund, Init Cl	Fid VIP Contrafund, Serv Cl 2
Assets
Investments, at fair value	$397,697	$1,282,291	$6,649	$3,175,185	$9,873,592
Dividends receivable	—	6,860	38	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	27	—	17,405	—
Receivable for share redemptions	69	624	—	—	6,353
Total assets	397,766	1,289,802	6,687	3,192,590	9,879,945

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	69	571	—	—	4,101
Contract terminations	—	53	—	—	2,252
Payable for investments purchased	—	6,887	38	17,405	—
Total liabilities	69	7,511	38	17,405	6,353
Net assets applicable to Variable Life contracts in accumulation period	397,593	1,282,291	4,391	3,175,185	9,873,592
Net assets applicable to seed money	104	—	2,258	—	—
Total net assets	$397,697	$1,282,291	$6,649	$3,175,185	$9,873,592
Investment shares	29,029	153,201	794	53,017	173,647
Investments, at cost	$379,121	$1,353,522	$6,862	$2,965,959	$8,066,510

December 31, 2025 (continued)	Fid VIP Emer Mkts, Init Cl	Fid VIP Energy, Init Cl	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Gro Opp, Init Cl
Assets
Investments, at fair value	$57,967	$2,860	$5,968,902	$3,026,476	$95,427
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	15	—
Receivable for share redemptions	—	—	4,425	890	—
Total assets	57,967	2,860	5,973,327	3,027,381	95,427

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	—	3,436	890	—
Contract terminations	—	—	989	—	—
Payable for investments purchased	—	—	—	15	—
Total liabilities	—	—	4,425	905	—
Net assets applicable to Variable Life contracts in accumulation period	57,967	2,740	5,968,902	3,026,275	95,427
Net assets applicable to seed money	—	120	—	201	—
Total net assets	$57,967	$2,860	$5,968,902	$3,026,476	$95,427
Investment shares	3,662	105	181,757	94,607	957
Investments, at cost	$44,759	$2,777	$3,867,295	$2,513,230	$79,026
See accompanying notes to financial statements.
RiverSource of New York Account 8 ■ 15

Statement of Assets and Liabilities

December 31, 2025 (continued)	Fid VIP Invest Gr, Init Cl	Fid VIP Mid Cap, Init Cl	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl
Assets
Investments, at fair value	$54,591	$1,434,670	$6,494,276	$6,357,968	$1,855,538
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	114	67	17	—
Receivable for share redemptions	—	—	4,119	1,834	3,527
Total assets	54,591	1,434,784	6,498,462	6,359,819	1,859,065

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	—	3,973	1,834	1,153
Contract terminations	—	—	146	—	2,374
Payable for investments purchased	—	114	67	17	—
Total liabilities	—	114	4,186	1,851	3,527
Net assets applicable to Variable Life contracts in accumulation period	54,591	1,434,670	6,494,276	6,357,764	1,855,538
Net assets applicable to seed money	—	—	—	204	—
Total net assets	$54,591	$1,434,670	$6,494,276	$6,357,968	$1,855,538
Investment shares	4,806	38,248	176,523	180,778	67,919
Investments, at cost	$54,695	$1,416,796	$6,045,689	$6,335,476	$1,501,644

December 31, 2025 (continued)	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Init Cl	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2	Frank Inc, Cl 1
Assets
Investments, at fair value	$1,389,477	$566,176	$67,153	$1,845,233	$123,519
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	25	828	—	1,063	29
Receivable for share redemptions	424	—	—	810	—
Total assets	1,389,926	567,004	67,153	1,847,106	123,548

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	424	—	—	773	—
Contract terminations	—	—	—	37	—
Payable for investments purchased	25	828	—	1,063	29
Total liabilities	449	828	—	1,873	29
Net assets applicable to Variable Life contracts in accumulation period	1,389,312	566,176	67,153	1,845,233	123,519
Net assets applicable to seed money	165	—	—	—	—
Total net assets	$1,389,477	$566,176	$67,153	$1,845,233	$123,519
Investment shares	51,234	50,416	6,066	141,289	7,710
Investments, at cost	$1,272,764	$549,597	$66,242	$1,974,678	$118,793
See accompanying notes to financial statements.
 16 ■ RiverSource of New York Account 8

Statement of Assets and Liabilities

December 31, 2025 (continued)	Frank Inc, Cl 2	Frank Mutual Shares, Cl 1	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 1	Frank Sm Cap Val, Cl 2
Assets
Investments, at fair value	$509,757	$38,143	$1,957,689	$372,990	$3,062,522
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	1,207	389	102
Receivable for share redemptions	241	—	701	—	1,242
Total assets	509,998	38,143	1,959,597	373,379	3,063,866

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	241	—	701	—	1,242
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	1,207	389	102
Total liabilities	241	—	1,908	389	1,344
Net assets applicable to Variable Life contracts in accumulation period	509,757	38,143	1,957,689	372,990	3,062,522
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$509,757	$38,143	$1,957,689	$372,990	$3,062,522
Investment shares	33,625	2,298	121,596	24,966	220,802
Investments, at cost	$492,909	$36,846	$2,068,293	$358,742	$3,170,762

December 31, 2025 (continued)	GS VIT Mid Cap Val, Inst	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II
Assets
Investments, at fair value	$6,523,219	$436,745	$3,309,189	$785,636	$1,264,210
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	3,345	—	33	—	—
Receivable for share redemptions	2,799	248	1,475	481	436
Total assets	6,529,363	436,993	3,310,697	786,117	1,264,646

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	2,799	226	1,387	481	436
Contract terminations	—	22	88	—	—
Payable for investments purchased	3,345	—	33	—	—
Total liabilities	6,144	248	1,508	481	436
Net assets applicable to Variable Life contracts in accumulation period	6,523,219	436,745	3,309,189	785,636	1,263,844
Net assets applicable to seed money	—	—	—	—	366
Total net assets	$6,523,219	$436,745	$3,309,189	$785,636	$1,264,210
Investment shares	400,443	30,584	151,867	9,699	17,571
Investments, at cost	$6,602,982	$394,965	$2,982,236	$576,062	$1,105,024
See accompanying notes to financial statements.
RiverSource of New York Account 8 ■ 17

Statement of Assets and Liabilities

December 31, 2025 (continued)	Invesco VI Bal Risk Alloc, Ser I	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Dis Mid Cap Gro, Ser I
Assets
Investments, at fair value	$46,039	$318,803	$622,451	$12,479,703	$1,009,742
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	2	—	101
Receivable for share redemptions	—	110	332	10,247	474
Total assets	46,039	318,913	622,785	12,489,950	1,010,317

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	110	332	9,806	474
Contract terminations	—	—	—	441	—
Payable for investments purchased	—	—	2	—	101
Total liabilities	—	110	334	10,247	575
Net assets applicable to Variable Life contracts in accumulation period	46,039	318,691	622,451	12,479,703	1,009,742
Net assets applicable to seed money	—	112	—	—	—
Total net assets	$46,039	$318,803	$622,451	$12,479,703	$1,009,742
Investment shares	5,341	37,953	29,237	346,370	13,426
Investments, at cost	$49,174	$351,552	$561,975	$10,165,721	$999,497

December 31, 2025 (continued)	Invesco VI Div Divd, Ser I	Invesco VI EQV Intl Eq, Ser II	Invesco VI Gbl Strat Inc, Ser I	Invesco VI Gbl Strat Inc, Ser II	Invesco VI Global, Ser I
Assets
Investments, at fair value	$1,077,103	$1,008,624	$58,525	$1,668,523	$780,281
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	19	—	4	972
Receivable for share redemptions	515	463	—	3,331	—
Total assets	1,077,618	1,009,106	58,525	1,671,858	781,253

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	485	463	—	707	—
Contract terminations	30	—	—	2,624	—
Payable for investments purchased	—	19	—	4	972
Total liabilities	515	482	—	3,335	972
Net assets applicable to Variable Life contracts in accumulation period	1,077,103	1,008,624	58,525	1,668,523	780,281
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$1,077,103	$1,008,624	$58,525	$1,668,523	$780,281
Investment shares	39,570	28,500	12,806	353,501	20,561
Investments, at cost	$991,071	$967,058	$55,309	$1,723,559	$785,870
See accompanying notes to financial statements.
 18 ■ RiverSource of New York Account 8

Statement of Assets and Liabilities

December 31, 2025 (continued)	Invesco VI Global, Ser II	Invesco VI Mn St Sm Cap, Ser I	Invesco VI Mn St Sm Cap, Ser II	Invesco VI Tech, Ser I	Invesco VI Tech, Ser II
Assets
Investments, at fair value	$1,901,368	$653,384	$2,143,675	$2,083,951	$9,978
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	409	62	13	—
Receivable for share redemptions	624	—	1,560	842	—
Total assets	1,901,992	653,793	2,145,297	2,084,806	9,978

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	624	—	631	746	—
Contract terminations	—	—	929	96	—
Payable for investments purchased	—	409	62	13	—
Total liabilities	624	409	1,622	855	—
Net assets applicable to Variable Life contracts in accumulation period	1,901,073	653,384	2,143,675	2,083,951	9,978
Net assets applicable to seed money	295	—	—	—	—
Total net assets	$1,901,368	$653,384	$2,143,675	$2,083,951	$9,978
Investment shares	52,379	22,894	77,361	81,119	469
Investments, at cost	$1,990,226	$637,570	$1,952,189	$1,748,430	$7,283

December 31, 2025 (continued)	Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Bal, Inst	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Flex Bd, Inst
Assets
Investments, at fair value	$3,196,496	$1,353,692	$59,526	$949,496	$568,043
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	370	—	—	28	131
Receivable for share redemptions	1,494	—	—	450	—
Total assets	3,198,360	1,353,692	59,526	949,974	568,174

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,494	—	—	450	—
Contract terminations	—	—	—	—	—
Payable for investments purchased	370	—	—	28	131
Total liabilities	1,864	—	—	478	131
Net assets applicable to Variable Life contracts in accumulation period	3,196,496	1,353,692	59,526	949,496	568,043
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$3,196,496	$1,353,692	$59,526	$949,496	$568,043
Investment shares	133,521	24,234	1,001	12,945	57,205
Investments, at cost	$1,896,093	$1,120,226	$44,100	$780,595	$572,654
See accompanying notes to financial statements.
RiverSource of New York Account 8 ■ 19

Statement of Assets and Liabilities

December 31, 2025 (continued)	Janus Henderson VIT Flex Bd, Serv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Inst	Janus Henderson VIT Res, Serv	Lazard Ret Global Dyn MA, Inv
Assets
Investments, at fair value	$56,919	$2,213,371	$102,385	$892,248	$24,208
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	25	—
Receivable for share redemptions	—	1,426	—	422	—
Total assets	56,919	2,214,797	102,385	892,695	24,208

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	1,109	—	422	—
Contract terminations	—	317	—	—	—
Payable for investments purchased	—	—	—	25	—
Total liabilities	—	1,426	—	447	—
Net assets applicable to Variable Life contracts in accumulation period	56,919	2,213,371	102,385	892,248	24,208
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$56,919	$2,213,371	$102,385	$892,248	$24,208
Investment shares	5,109	41,746	1,578	14,570	1,662
Investments, at cost	$58,073	$1,520,884	$65,961	$598,466	$21,091

December 31, 2025 (continued)	Lazard Ret Global Dyn MA, Serv	Lord Abt Bond Debenture, Cl VC	LVIP AC Intl, Serv Cl	LVIP AC Intl, Std Cl II	LVIP AC Mid Cap Val, Std Cl II
Assets
Investments, at fair value	$20,881	$25,987	$759,820	$664,294	$49,079
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	24	—	—
Receivable for share redemptions	9	—	240	407	—
Total assets	20,890	25,987	760,084	664,701	49,079

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	9	—	240	382	—
Contract terminations	—	—	—	25	—
Payable for investments purchased	—	—	24	—	—
Total liabilities	9	—	264	407	—
Net assets applicable to Variable Life contracts in accumulation period	20,481	25,987	759,724	664,294	49,079
Net assets applicable to seed money	400	—	96	—	—
Total net assets	$20,881	$25,987	$759,820	$664,294	$49,079
Investment shares	1,441	2,449	62,122	54,250	2,537
Investments, at cost	$18,789	$26,873	$691,263	$536,193	$51,395
See accompanying notes to financial statements.
 20 ■ RiverSource of New York Account 8

Statement of Assets and Liabilities

December 31, 2025 (continued)	LVIP AC Val, Serv Cl	LVIP AC Val, Std Cl II	MFS Gbl Real Est, Init Cl	MFS Intl Gro, Init Cl	MFS Mass Inv Gro Stock, Serv Cl
Assets
Investments, at fair value	$2,644,989	$4,183,696	$126	$236,435	$2,871,756
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	34	—	—	—	8
Receivable for share redemptions	794	2,904	—	—	1,392
Total assets	2,645,817	4,186,600	126	236,435	2,873,156

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	794	2,516	—	—	1,368
Contract terminations	—	388	—	—	24
Payable for investments purchased	34	—	—	—	8
Total liabilities	828	2,904	—	—	1,400
Net assets applicable to Variable Life contracts in accumulation period	2,644,884	4,183,696	49	236,435	2,871,756
Net assets applicable to seed money	105	—	77	—	—
Total net assets	$2,644,989	$4,183,696	$126	$236,435	$2,871,756
Investment shares	204,451	323,841	10	13,179	131,310
Investments, at cost	$2,372,731	$3,216,396	$126	$221,450	$2,739,726

December 31, 2025 (continued)	MFS New Dis, Serv Cl	MFS Utilities, Init Cl	MFS Utilities, Serv Cl	MS VIF Dis, Cl I	MS VIF Dis, Cl II
Assets
Investments, at fair value	$2,131,136	$148,621	$1,226,312	$687,860	$1,438,091
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	84	1,664	10
Receivable for share redemptions	2,152	—	543	—	612
Total assets	2,133,288	148,621	1,226,939	689,524	1,438,713

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	911	—	446	—	596
Contract terminations	1,241	—	97	—	16
Payable for investments purchased	—	—	84	1,664	10
Total liabilities	2,152	—	627	1,664	622
Net assets applicable to Variable Life contracts in accumulation period	2,131,136	148,621	1,226,312	687,860	1,438,091
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$2,131,136	$148,621	$1,226,312	$687,860	$1,438,091
Investment shares	176,127	3,939	33,306	94,227	223,653
Investments, at cost	$2,459,066	$137,701	$1,070,409	$528,021	$1,640,805
See accompanying notes to financial statements.
RiverSource of New York Account 8 ■ 21

Statement of Assets and Liabilities

December 31, 2025 (continued)	NB AMT Quality Eq, Cl I	NB AMT Quality Eq, Cl S	Nom VIP Asset Strategy, Serv Cl	Nom VIP Asset Strategy, Std Cl	Nom VIP Intl Core Eq, Std Cl
Assets
Investments, at fair value	$60,402	$88,173	$51,758	$274	$94
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	—	—	5	—	—
Total assets	60,402	88,173	51,763	274	94

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	—	5	—	—
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	—	—	5	—	—
Net assets applicable to Variable Life contracts in accumulation period	60,402	88,173	51,488	175	—
Net assets applicable to seed money	—	—	270	99	94
Total net assets	$60,402	$88,173	$51,758	$274	$94
Investment shares	1,413	2,059	5,176	27	5
Investments, at cost	$47,671	$69,872	$48,277	$258	$81

December 31, 2025 (continued)	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT All Asset, Inst Cl	PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	PIMCO VIT Tot Return, Inst Cl
Assets
Investments, at fair value	$621,982	$21,010	$6,725	$871,868	$332,149
Dividends receivable	—	—	—	3,010	1,201
Accounts receivable from RiverSource Life of NY for contract purchase payments	18	—	—	—	—
Receivable for share redemptions	280	—	—	627	—
Total assets	622,280	21,010	6,725	875,505	333,350

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	280	—	—	446	—
Contract terminations	—	—	—	182	—
Payable for investments purchased	18	—	—	3,009	1,201
Total liabilities	298	—	—	3,637	1,201
Net assets applicable to Variable Life contracts in accumulation period	621,982	21,010	6,725	869,390	332,149
Net assets applicable to seed money	—	—	—	2,478	—
Total net assets	$621,982	$21,010	$6,725	$871,868	$332,149
Investment shares	63,728	2,153	573	92,261	35,148
Investments, at cost	$641,446	$20,405	$6,450	$885,934	$329,100
See accompanying notes to financial statements.
 22 ■ RiverSource of New York Account 8

Statement of Assets and Liabilities

December 31, 2025 (continued)	Put VT Global Hlth Care, Cl IA	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB	Put VT Intl Eq, Cl IB	Put VT Intl Val, Cl IA
Assets
Investments, at fair value	$93,995	$1,438,540	$273,624	$222,030	$90,127
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	10	—	—	—
Receivable for share redemptions	—	668	227	82	—
Total assets	93,995	1,439,218	273,851	222,112	90,127

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	628	172	82	—
Contract terminations	—	40	55	—	—
Payable for investments purchased	—	10	—	—	—
Total liabilities	—	678	227	82	—
Net assets applicable to Variable Life contracts in accumulation period	93,995	1,438,540	273,624	222,030	90,127
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$93,995	$1,438,540	$273,624	$222,030	$90,127
Investment shares	5,254	85,576	47,670	11,208	5,591
Investments, at cost	$88,644	$1,342,679	$288,069	$172,792	$75,545

December 31, 2025 (continued)	Put VT Lg Cap Val, Cl IA	Put VT Sus Leaders, Cl IA	Put VT Sus Leaders, Cl IB	Royce Micro- Cap, Invest Cl	Temp Global Bond, Cl 1
Assets
Investments, at fair value	$227,394	$14,183,494	$217,429	$2,072,883	$38,233
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	856	—
Receivable for share redemptions	—	11,861	69	1,277	—
Total assets	227,394	14,195,355	217,498	2,075,016	38,233

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	11,283	69	1,261	—
Contract terminations	—	578	—	16	—
Payable for investments purchased	—	—	—	856	—
Total liabilities	—	11,861	69	2,133	—
Net assets applicable to Variable Life contracts in accumulation period	227,394	14,183,494	217,171	2,072,883	38,233
Net assets applicable to seed money	—	—	258	—	—
Total net assets	$227,394	$14,183,494	$217,429	$2,072,883	$38,233
Investment shares	6,259	291,003	4,696	217,969	2,731
Investments, at cost	$189,391	$9,644,922	$188,936	$2,117,170	$37,779
See accompanying notes to financial statements.
RiverSource of New York Account 8 ■ 23

Statement of Assets and Liabilities

December 31, 2025 (continued)	Temp Global Bond, Cl 2	Third Ave VST Third Ave Value	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 1	VP Aggr, Cl 2
Assets
Investments, at fair value	$157,410	$2,754,059	$498,517	$5,327,202	$31,188,294
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	1,877	1,029
Receivable for share redemptions	49	7,484	192	—	5,975
Total assets	157,459	2,761,543	498,709	5,329,079	31,195,298

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	49	1,597	192	—	5,975
Contract terminations	—	5,887	—	—	—
Payable for investments purchased	—	—	—	1,877	1,029
Total liabilities	49	7,484	192	1,877	7,004
Net assets applicable to Variable Life contracts in accumulation period	157,342	2,754,059	498,517	5,327,202	31,188,294
Net assets applicable to seed money	68	—	—	—	—
Total net assets	$157,410	$2,754,059	$498,517	$5,327,202	$31,188,294
Investment shares	11,952	109,986	20,481	140,190	833,243
Investments, at cost	$165,795	$1,975,845	$212,036	$4,269,547	$18,850,938

December 31, 2025 (continued)	VP Aggr, Cl 4	VP Conserv, Cl 1	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Vol Conserv Gro, Cl 1
Assets
Investments, at fair value	$28,239,661	$26	$628,602	$583,374	$67,944
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	235	—	—	—	—
Receivable for share redemptions	11,584	—	274	246	—
Total assets	28,251,480	26	628,876	583,620	67,944

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	11,584	—	255	246	—
Contract terminations	—	—	19	—	—
Payable for investments purchased	235	—	—	—	—
Total liabilities	11,819	—	274	246	—
Net assets applicable to Variable Life contracts in accumulation period	28,239,661	—	628,486	583,278	67,944
Net assets applicable to seed money	—	26	116	96	—
Total net assets	$28,239,661	$26	$628,602	$583,374	$67,944
Investment shares	753,259	1	35,514	32,959	3,994
Investments, at cost	$16,239,658	$20	$554,631	$486,774	$61,295
See accompanying notes to financial statements.
 24 ■ RiverSource of New York Account 8

Statement of Assets and Liabilities

December 31, 2025 (continued)	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Conserv, Cl 1	VP Man Vol Conserv, Cl 2	VP Man Vol Gro, Cl 1	VP Man Vol Gro, Cl 2
Assets
Investments, at fair value	$378,455	$3,969	$383,602	$2,405,149	$2,880,397
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	87	—	434	—	771
Total assets	378,542	3,969	384,036	2,405,149	2,881,168

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	87	—	174	—	771
Contract terminations	—	—	260	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	87	—	434	—	771
Net assets applicable to Variable Life contracts in accumulation period	378,425	3,944	383,519	2,405,149	2,880,360
Net assets applicable to seed money	30	25	83	—	37
Total net assets	$378,455	$3,969	$383,602	$2,405,149	$2,880,397
Investment shares	22,621	269	26,419	107,229	130,335
Investments, at cost	$330,989	$3,564	$368,505	$1,938,231	$1,885,981

December 31, 2025 (continued)	VP Man Vol Mod Gro, Cl 1	VP Man Vol Mod Gro, Cl 2	VP Mod Aggr, Cl 1	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4
Assets
Investments, at fair value	$1,371,617	$2,391,814	$17,841,740	$47,982,947	$63,499,168
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	3,592	19,094	—
Receivable for share redemptions	—	635	—	109,229	26,865
Total assets	1,371,617	2,392,449	17,845,332	48,111,270	63,526,033

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	635	—	15,126	25,851
Contract terminations	—	—	—	94,103	1,014
Payable for investments purchased	—	—	3,592	19,094	—
Total liabilities	—	635	3,592	128,323	26,865
Net assets applicable to Variable Life contracts in accumulation period	1,371,617	2,391,780	17,841,740	47,982,947	63,499,168
Net assets applicable to seed money	—	34	—	—	—
Total net assets	$1,371,617	$2,391,814	$17,841,740	$47,982,947	$63,499,168
Investment shares	63,915	113,195	557,032	1,521,819	2,011,377
Investments, at cost	$1,166,414	$1,822,044	$14,259,045	$30,648,741	$37,253,696
See accompanying notes to financial statements.
RiverSource of New York Account 8 ■ 25

Statement of Assets and Liabilities

December 31, 2025 (continued)	VP Mod Conserv, Cl 1	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Mod, Cl 1	VP Mod, Cl 2
Assets
Investments, at fair value	$857	$2,605,804	$2,951,280	$7,000,185	$29,451,534
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	170	—	1,766	176
Receivable for share redemptions	—	924	1,136	—	12,338
Total assets	857	2,606,898	2,952,416	7,001,951	29,464,048

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	924	1,136	—	11,992
Contract terminations	—	—	—	—	346
Payable for investments purchased	—	170	—	1,766	176
Total liabilities	—	1,094	1,136	1,766	12,514
Net assets applicable to Variable Life contracts in accumulation period	857	2,605,701	2,951,280	7,000,185	29,451,534
Net assets applicable to seed money	—	103	—	—	—
Total net assets	$857	$2,605,804	$2,951,280	$7,000,185	$29,451,534
Investment shares	39	120,695	136,444	259,651	1,109,704
Investments, at cost	$664	$2,127,403	$2,246,442	$5,864,230	$20,292,349

December 31, 2025 (continued)	VP Mod, Cl 4	VP Ptnrs Core Bond, Cl 1	VP Ptnrs Core Bond, Cl 2	VP Ptnrs Core Eq, Cl 1	VP Ptnrs Core Eq, Cl 2
Assets
Investments, at fair value	$35,843,400	$38,118	$25,383	$8,063	$43,880
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	290	—	—	—	—
Receivable for share redemptions	15,500	—	—	—	—
Total assets	35,859,190	38,118	25,383	8,063	43,880

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	15,071	—	—	—	—
Contract terminations	429	—	—	—	—
Payable for investments purchased	290	—	—	—	—
Total liabilities	15,790	—	—	—	—
Net assets applicable to Variable Life contracts in accumulation period	35,843,400	38,118	25,383	8,063	43,880
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$35,843,400	$38,118	$25,383	$8,063	$43,880
Investment shares	1,349,018	3,906	2,617	155	874
Investments, at cost	$22,977,217	$38,286	$25,506	$7,060	$29,090
See accompanying notes to financial statements.
 26 ■ RiverSource of New York Account 8

Statement of Assets and Liabilities

December 31, 2025 (continued)	VP Ptnrs Core Eq, Cl 3	VP Ptnrs Intl Core Eq, Cl 1	VP Ptnrs Intl Core Eq, Cl 2	VP Ptnrs Intl Gro, Cl 1	VP Ptnrs Intl Gro, Cl 2
Assets
Investments, at fair value	$511,016	$431,661	$73,163	$267,497	$231,802
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	108	82	—	—	—
Receivable for share redemptions	230	—	—	—	—
Total assets	511,354	431,743	73,163	267,497	231,802

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	230	—	—	—	—
Contract terminations	—	—	—	—	—
Payable for investments purchased	108	82	—	—	—
Total liabilities	338	82	—	—	—
Net assets applicable to Variable Life contracts in accumulation period	510,784	431,661	73,163	267,497	231,802
Net assets applicable to seed money	232	—	—	—	—
Total net assets	$511,016	$431,661	$73,163	$267,497	$231,802
Investment shares	9,993	34,313	5,886	20,451	17,941
Investments, at cost	$252,207	$385,469	$60,450	$232,326	$210,091

December 31, 2025 (continued)	VP Ptnrs Intl Val, Cl 1	VP Ptnrs Intl Val, Cl 2	VP Ptnrs Sm Cap Gro, Cl 1	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 1
Assets
Investments, at fair value	$75,223	$83,192	$73,546	$24,838	$4,388
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	—	—	—	—	—
Total assets	75,223	83,192	73,546	24,838	4,388

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	—	—	—	—
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	—	—	—	—	—
Net assets applicable to Variable Life contracts in accumulation period	75,223	83,192	73,546	24,838	4,388
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$75,223	$83,192	$73,546	$24,838	$4,388
Investment shares	5,630	6,264	1,968	691	104
Investments, at cost	$55,407	$61,002	$58,928	$18,897	$3,871
See accompanying notes to financial statements.
RiverSource of New York Account 8 ■ 27

Statement of Assets and Liabilities

December 31, 2025 (continued)	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 1	VP US Flex Gro, Cl 1	VP US Flex Mod Gro, Cl 1
Assets
Investments, at fair value	$7,200	$689,516	$10,418	$313,712	$131,359
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	7	—	672	—
Receivable for share redemptions	—	256	—	—	—
Total assets	7,200	689,779	10,418	314,384	131,359

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	256	—	—	—
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	7	—	672	—
Total liabilities	—	263	—	672	—
Net assets applicable to Variable Life contracts in accumulation period	7,200	689,516	10,418	313,712	131,359
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$7,200	$689,516	$10,418	$313,712	$131,359
Investment shares	177	16,675	645	14,564	7,013
Investments, at cost	$5,136	$532,266	$8,802	$246,593	$118,026

December 31, 2025 (continued)	WA Var Global Hi Yd Bond, Cl I	WA Var Global Hi Yd Bond, Cl II
Assets
Investments, at fair value	$30,293	$7,541
Dividends receivable	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	461	—
Receivable for share redemptions	—	—
Total assets	30,754	7,541

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	—
Contract terminations	—	—
Payable for investments purchased	461	—
Total liabilities	461	—
Net assets applicable to Variable Life contracts in accumulation period	30,293	7,541
Net assets applicable to seed money	—	—
Total net assets	$30,293	$7,541
Investment shares	4,886	1,162
Investments, at cost	$31,119	$8,126
See accompanying notes to financial statements.
 28 ■ RiverSource of New York Account 8

Statement of Operations

Year ended December 31, 2025	AB VPS Dyn Asset Alloc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl A	AB VPS Lg Cap Gro, Cl B	AB VPS Relative Val, Cl B
Investment income
Dividend income	$9	$74,053	$—	$—	$23,502
Reimbursement of income from trade error	—	—	—	—	—
Variable account expenses	1	13,695	—	12,123	11,042
Investment income (loss) — net	8	60,358	—	(12,123)	12,460

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2	892,373	70,211	691,844	456,420
Cost of investments sold	2	707,078	62,522	572,039	428,914
Net realized gain (loss) on sales of investments	—	185,295	7,689	119,805	27,506
Distributions from capital gains	—	—	107,630	351,576	219,459
Net change in unrealized appreciation (depreciation) of investments	61	790,758	38,288	(36,111)	(12,702)
Net gain (loss) on investments	61	976,053	153,607	435,270	234,263
Net increase (decrease) in net assets resulting from operations	$69	$1,036,411	$153,607	$423,147	$246,723

Year ended December 31, 2025 (continued)	Allspg VT Index Asset Alloc, Cl 2	Allspg VT Opp, Cl 1	Allspg VT Opp, Cl 2	Allspg VT Sm Cap Gro, Cl 1	Allspg VT Sm Cap Gro, Cl 2
Investment income
Dividend income	$7,668	$75	$701	$—	$—
Reimbursement of income from trade error	—	—	—	—	—
Variable account expenses	2,210	—	4,541	—	4,181
Investment income (loss) — net	5,458	75	(3,840)	—	(4,181)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	44,490	2,578	266,571	14,617	305,601
Cost of investments sold	44,389	2,533	264,575	14,069	325,122
Net realized gain (loss) on sales of investments	101	45	1,996	548	(19,521)
Distributions from capital gains	52,145	2,585	141,165	24,176	85,817
Net change in unrealized appreciation (depreciation) of investments	7,285	(933)	(56,294)	18,007	60,606
Net gain (loss) on investments	59,531	1,697	86,867	42,731	126,902
Net increase (decrease) in net assets resulting from operations	$64,989	$1,772	$83,027	$42,731	$122,721
See accompanying notes to financial statements.
RiverSource of New York Account 8 ■ 29

Statement of Operations

Year ended December 31, 2025 (continued)	ALPS Alerian Engy Infr, Class I	ALPS Alerian Engy Infr, Class III	BlackRock Global Alloc, Cl I	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I
Investment income
Dividend income	$4,893	$25,208	$12,303	$24,370	$46,819
Reimbursement of income from trade error	—	—	—	—	—
Variable account expenses	—	2,943	—	2,644	13,511
Investment income (loss) — net	4,893	22,265	12,303	21,726	33,308

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	39,411	88,922	53,781	88,713	130,792
Cost of investments sold	32,960	73,905	50,640	94,452	113,936
Net realized gain (loss) on sales of investments	6,451	15,017	3,141	(5,739)	16,856
Distributions from capital gains	11,591	64,343	28,293	59,409	153,580
Net change in unrealized appreciation (depreciation) of investments	(18,088)	(80,480)	17,354	24,051	86,265
Net gain (loss) on investments	(46)	(1,120)	48,788	77,721	256,701
Net increase (decrease) in net assets resulting from operations	$4,847	$21,145	$61,091	$99,447	$290,009

Year ended December 31, 2025 (continued)	Col VP Acorn	Col VP Acorn Intl	Col VP Bal, Cl 1	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 1
Investment income
Dividend income	$—	$50,935	$—	$—	$7,000
Reimbursement of income from trade error	—	—	—	—	—
Variable account expenses	27,898	19,818	—	144,618	—
Investment income (loss) — net	(27,898)	31,117	—	(144,618)	7,000

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,094,905	707,198	426,918	1,565,430	5,594
Cost of investments sold	1,394,603	845,428	381,467	646,492	6,348
Net realized gain (loss) on sales of investments	(299,698)	(138,230)	45,451	918,938	(754)
Distributions from capital gains	—	19,526	—	—	—
Net change in unrealized appreciation (depreciation) of investments	555,721	536,360	371,163	1,613,230	6,130
Net gain (loss) on investments	256,023	417,656	416,614	2,532,168	5,376
Net increase (decrease) in net assets resulting from operations	$228,125	$448,773	$416,614	$2,387,550	$12,376
See accompanying notes to financial statements.
 30 ■ RiverSource of New York Account 8

Statement of Operations

Year ended December 31, 2025 (continued)	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 1	Col VP Contrarian Core, Cl 2	Col VP Corporate Bond, Cl 1	Col VP Corporate Bond, Cl 2
Investment income
Dividend income	$3,502	$—	$—	$599	$6,420
Reimbursement of income from trade error	—	—	—	—	—
Variable account expenses	—	—	—	—	—
Investment income (loss) — net	3,502	—	—	599	6,420

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	6,169	40,275	3,240	2,093	6,841
Cost of investments sold	7,101	28,788	2,047	2,088	7,580
Net realized gain (loss) on sales of investments	(932)	11,487	1,193	5	(739)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	3,580	80,282	65,602	340	1,420
Net gain (loss) on investments	2,648	91,769	66,795	345	681
Net increase (decrease) in net assets resulting from operations	$6,150	$91,769	$66,795	$944	$7,101

Year ended December 31, 2025 (continued)	Col VP Corporate Bond, Cl 3	Col VP Disciplined Core, Cl 1	Col VP Disciplined Core, Cl 2	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 1
Investment income
Dividend income	$77,750	$—	$—	$—	$—
Reimbursement of income from trade error	—	—	—	—	—
Variable account expenses	5,897	—	—	265,316	—
Investment income (loss) — net	71,853	—	—	(265,316)	—

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	383,951	11,862	77,276	3,647,662	25,928
Cost of investments sold	435,749	9,275	36,592	913,130	23,145
Net realized gain (loss) on sales of investments	(51,798)	2,587	40,684	2,734,532	2,783
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	61,386	45,750	28,462	1,673,504	100,552
Net gain (loss) on investments	9,588	48,337	69,146	4,408,036	103,335
Net increase (decrease) in net assets resulting from operations	$81,441	$48,337	$69,146	$4,142,720	$103,335
See accompanying notes to financial statements.
RiverSource of New York Account 8 ■ 31

Statement of Operations

Year ended December 31, 2025 (continued)	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 1	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3
Investment income
Dividend income	$—	$—	$839	$265	$3,486
Reimbursement of income from trade error	—	—	—	—	—
Variable account expenses	—	71,195	—	—	11,135
Investment income (loss) — net	—	(71,195)	839	265	(7,649)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	8,373	2,728,127	12,362	35,602	322,913
Cost of investments sold	6,224	1,335,347	12,860	40,825	382,462
Net realized gain (loss) on sales of investments	2,149	1,392,780	(498)	(5,223)	(59,549)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	50,217	545,711	87,484	121,485	624,796
Net gain (loss) on investments	52,366	1,938,491	86,986	116,262	565,247
Net increase (decrease) in net assets resulting from operations	$52,366	$1,867,296	$87,825	$116,527	$557,598

Year ended December 31, 2025 (continued)	Col VP Emerg Mkts Bond, Cl 1	Col VP Emerg Mkts Bond, Cl 2	Col VP Govt Money Mkt, Cl 1	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3
Investment income
Dividend income	$2,575	$922	$20,858	$18,394	$141,733
Reimbursement of income from trade error	—	—	—	—	—
Variable account expenses	—	—	—	—	19,550
Investment income (loss) — net	2,575	922	20,858	18,394	122,183

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	4,247	343	142,808	64,534	873,994
Cost of investments sold	4,060	380	142,808	64,534	873,993
Net realized gain (loss) on sales of investments	187	(37)	—	—	1
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	2,981	1,260	(1)	(1)	—
Net gain (loss) on investments	3,168	1,223	(1)	(1)	1
Net increase (decrease) in net assets resulting from operations	$5,743	$2,145	$20,857	$18,393	$122,184
See accompanying notes to financial statements.
 32 ■ RiverSource of New York Account 8

Statement of Operations

Year ended December 31, 2025 (continued)	Col VP Hi Yield Bond, Cl 1	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 1	Col VP Inc Opp, Cl 2
Investment income
Dividend income	$19,282	$23,204	$163,468	$537	$1,612
Reimbursement of income from trade error	—	—	—	—	—
Variable account expenses	—	—	14,088	—	—
Investment income (loss) — net	19,282	23,204	149,380	537	1,612

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	47,365	27,313	523,776	4,425	16,374
Cost of investments sold	46,576	28,120	546,953	4,529	16,304
Net realized gain (loss) on sales of investments	789	(807)	(23,177)	(104)	70
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	7,164	9,555	81,493	1,997	5,653
Net gain (loss) on investments	7,953	8,748	58,316	1,893	5,723
Net increase (decrease) in net assets resulting from operations	$27,235	$31,952	$207,696	$2,430	$7,335

Year ended December 31, 2025 (continued)	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 1	Col VP Inter Bond, Cl 2	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 1
Investment income
Dividend income	$22,984	$10,593	$5,540	$306,097	$—
Reimbursement of income from trade error	—	—	—	—	—
Variable account expenses	6,294	—	—	33,082	—
Investment income (loss) — net	16,690	10,593	5,540	273,015	—

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	191,337	76,786	22,966	1,179,613	146,042
Cost of investments sold	209,907	80,123	23,920	1,358,140	116,351
Net realized gain (loss) on sales of investments	(18,570)	(3,337)	(954)	(178,527)	29,691
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	96,647	7,456	3,374	369,609	548,288
Net gain (loss) on investments	78,077	4,119	2,420	191,082	577,979
Net increase (decrease) in net assets resulting from operations	$94,767	$14,712	$7,960	$464,097	$577,979
See accompanying notes to financial statements.
RiverSource of New York Account 8 ■ 33

Statement of Operations

Year ended December 31, 2025 (continued)	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 1	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 1
Investment income
Dividend income	$—	$—	$—	$—	$6,076
Reimbursement of income from trade error	—	—	—	—	—
Variable account expenses	—	20,826	—	78,606	—
Investment income (loss) — net	—	(20,826)	—	(78,606)	6,076

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	42,667	524,950	189,642	2,768,901	5,566
Cost of investments sold	24,005	233,658	137,467	1,505,169	5,509
Net realized gain (loss) on sales of investments	18,662	291,292	52,175	1,263,732	57
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	78,056	287,518	1,648,823	1,558,802	(1,700)
Net gain (loss) on investments	96,718	578,810	1,700,998	2,822,534	(1,643)
Net increase (decrease) in net assets resulting from operations	$96,718	$557,984	$1,700,998	$2,743,928	$4,433

Year ended December 31, 2025 (continued)	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 1	Col VP Long Govt/Cr Bond, Cl 2	Col VP Overseas Core, Cl 1	Col VP Overseas Core, Cl 2
Investment income
Dividend income	$56,018	$3,303	$70	$12,543	$3,665
Reimbursement of income from trade error	—	—	—	—	—
Variable account expenses	4,496	—	—	—	—
Investment income (loss) — net	51,522	3,303	70	12,543	3,665

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	130,869	12,246	469	26,685	36,264
Cost of investments sold	130,119	13,542	625	24,166	32,610
Net realized gain (loss) on sales of investments	750	(1,296)	(156)	2,519	3,654
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(3,481)	(337)	143	216,546	61,416
Net gain (loss) on investments	(2,731)	(1,633)	(13)	219,065	65,070
Net increase (decrease) in net assets resulting from operations	$48,791	$1,670	$57	$231,608	$68,735
See accompanying notes to financial statements.
 34 ■ RiverSource of New York Account 8

Statement of Operations

Year ended December 31, 2025 (continued)	Col VP Overseas Core, Cl 3	Col VP Sel Gbl Tech, Cl 1	Col VP Sel Gbl Tech, Cl 2	Col VP Select Lg Cap Val, Cl 1	Col VP Select Lg Cap Val, Cl 2
Investment income
Dividend income	$97,962	$—	$—	$—	$—
Reimbursement of income from trade error	—	—	—	—	—
Variable account expenses	45,663	—	—	—	—
Investment income (loss) — net	52,299	—	—	—	—

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	723,660	66,016	469	140,360	15,824
Cost of investments sold	551,100	54,641	389	119,628	11,027
Net realized gain (loss) on sales of investments	172,560	11,375	80	20,732	4,797
Distributions from capital gains	—	43,289	16,586	—	—
Net change in unrealized appreciation (depreciation) of investments	1,480,929	91,265	35,803	272,192	52,636
Net gain (loss) on investments	1,653,489	145,929	52,469	292,924	57,433
Net increase (decrease) in net assets resulting from operations	$1,705,788	$145,929	$52,469	$292,924	$57,433

Year ended December 31, 2025 (continued)	Col VP Select Lg Cap Val, Cl 3	Col VP Select Mid Cap Gro, Cl 1	Col VP Select Mid Cap Gro, Cl 2	Col VP Select Mid Cap Gro, Cl 3	Col VP Select Mid Cap Val, Cl 1
Investment income
Dividend income	$—	$—	$—	$—	$—
Reimbursement of income from trade error	—	—	—	—	—
Variable account expenses	3,922	—	—	6,293	—
Investment income (loss) — net	(3,922)	—	—	(6,293)	—

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	287,380	9,102	26,329	325,525	9,728
Cost of investments sold	187,979	6,380	14,656	190,406	7,934
Net realized gain (loss) on sales of investments	99,401	2,722	11,673	135,119	1,794
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	113,140	84,765	11,042	45,290	72,895
Net gain (loss) on investments	212,541	87,487	22,715	180,409	74,689
Net increase (decrease) in net assets resulting from operations	$208,619	$87,487	$22,715	$174,116	$74,689
See accompanying notes to financial statements.
RiverSource of New York Account 8 ■ 35

Statement of Operations

Year ended December 31, 2025 (continued)	Col VP Select Mid Cap Val, Cl 2	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 1	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3
Investment income
Dividend income	$—	$—	$—	$—	$—
Reimbursement of income from trade error	—	—	—	—	—
Variable account expenses	—	4,047	—	—	5,742
Investment income (loss) — net	—	(4,047)	—	—	(5,742)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	10,119	260,270	10,745	4,029	338,922
Cost of investments sold	6,306	153,263	9,248	2,920	208,143
Net realized gain (loss) on sales of investments	3,813	107,007	1,497	1,109	130,779
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	21,491	31,429	14,277	11,046	(68,239)
Net gain (loss) on investments	25,304	138,436	15,774	12,155	62,540
Net increase (decrease) in net assets resulting from operations	$25,304	$134,389	$15,774	$12,155	$56,798

Year ended December 31, 2025 (continued)	Col VP Strategic Inc, Cl 1	Col VP Strategic Inc, Cl 2	Col VP US Govt Mtge, Cl 1	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3
Investment income
Dividend income	$10,960	$13,313	$585	$305	$25,614
Reimbursement of income from trade error	—	—	—	—	—
Variable account expenses	—	—	—	—	6,772
Investment income (loss) — net	10,960	13,313	585	305	18,842

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	22,740	150,868	1,871	5,734	317,159
Cost of investments sold	22,960	149,483	1,900	5,935	344,801
Net realized gain (loss) on sales of investments	(220)	1,385	(29)	(201)	(27,642)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	5,128	6,478	1,604	1,330	106,656
Net gain (loss) on investments	4,908	7,863	1,575	1,129	79,014
Net increase (decrease) in net assets resulting from operations	$15,868	$21,176	$2,160	$1,434	$97,856
See accompanying notes to financial statements.
 36 ■ RiverSource of New York Account 8

Statement of Operations

Year ended December 31, 2025 (continued)	CS Commodity Return, Cl 1	CTIVP AC Div Bond, Cl 1	CTIVP AC Div Bond, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 1	CTIVP BR Gl Infl Prot Sec, Cl 2
Investment income
Dividend income	$16,080	$1,459	$773	$1,883	$707
Reimbursement of income from trade error	—	—	—	—	—
Variable account expenses	1,963	—	—	—	—
Investment income (loss) — net	14,117	1,459	773	1,883	707

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	53,292	5,422	1,121	12,280	129
Cost of investments sold	61,611	5,735	1,261	14,271	154
Net realized gain (loss) on sales of investments	(8,319)	(313)	(140)	(1,991)	(25)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	48,528	1,899	1,175	2,165	68
Net gain (loss) on investments	40,209	1,586	1,035	174	43
Net increase (decrease) in net assets resulting from operations	$54,326	$3,045	$1,808	$2,057	$750

Year ended December 31, 2025 (continued)	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP CenterSquare Real Est, Cl 1	CTIVP CenterSquare Real Est, Cl 2	CTIVP Prin Lg Cap Gro, Cl 1	CTIVP Prin Lg Cap Gro, Cl 2
Investment income
Dividend income	$17,513	$2,445	$5,365	$—	$—
Reimbursement of income from trade error	—	—	—	—	—
Variable account expenses	2,397	—	—	—	—
Investment income (loss) — net	15,116	2,445	5,365	—	—

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	113,436	3,751	21,649	6,609	13,477
Cost of investments sold	144,360	4,012	25,677	5,064	8,394
Net realized gain (loss) on sales of investments	(30,924)	(261)	(4,028)	1,545	5,083
Distributions from capital gains	—	4,446	10,651	—	—
Net change in unrealized appreciation (depreciation) of investments	32,565	(4,734)	(7,746)	24,164	8,434
Net gain (loss) on investments	1,641	(549)	(1,123)	25,709	13,517
Net increase (decrease) in net assets resulting from operations	$16,757	$1,896	$4,242	$25,709	$13,517
See accompanying notes to financial statements.
RiverSource of New York Account 8 ■ 37

Statement of Operations

Year ended December 31, 2025 (continued)	CTIVP T Rowe Price LgCap Val, Cl 1	CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP TCW Core Plus Bond, Cl 1	CTIVP TCW Core Plus Bond, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 1
Investment income
Dividend income	$—	$—	$4,102	$1,975	$—
Reimbursement of income from trade error	—	—	—	—	—
Variable account expenses	—	—	—	—	—
Investment income (loss) — net	—	—	4,102	1,975	—

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	31,173	4,169	3,788	995	63,126
Cost of investments sold	26,119	2,820	4,099	1,060	53,855
Net realized gain (loss) on sales of investments	5,054	1,349	(311)	(65)	9,271
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	31,402	17,676	2,478	1,111	11,051
Net gain (loss) on investments	36,456	19,025	2,167	1,046	20,322
Net increase (decrease) in net assets resulting from operations	$36,456	$19,025	$6,269	$3,021	$20,322

Year ended December 31, 2025 (continued)	CTIVP Vty Sycamore Estb Val, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP Wellington Lg Cap Val, Cl 1	CTIVP Wellington Lg Cap Val, Cl 2	CTIVP Westfield Mid Cap Gro, Cl 1
Investment income
Dividend income	$—	$—	$—	$—	$—
Reimbursement of income from trade error	—	—	—	—	—
Variable account expenses	—	6,453	—	—	—
Investment income (loss) — net	—	(6,453)	—	—	—

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	157,670	239,971	37,937	33,134	28,415
Cost of investments sold	103,995	163,162	33,049	21,671	21,408
Net realized gain (loss) on sales of investments	53,675	76,809	4,888	11,463	7,007
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(44,498)	(41,005)	120,892	47,818	9,279
Net gain (loss) on investments	9,177	35,804	125,780	59,281	16,286
Net increase (decrease) in net assets resulting from operations	$9,177	$29,351	$125,780	$59,281	$16,286
See accompanying notes to financial statements.
 38 ■ RiverSource of New York Account 8

Statement of Operations

Year ended December 31, 2025 (continued)	CTIVP Westfield Mid Cap Gro, Cl 2	CTIVP Westfield Sel Lg Cp Gr, Cl 1	CTIVP Westfield Sel Lg Cp Gr, Cl 2	CVT EAFE Intl Index, Cl F	CVT EAFE Intl Index, Cl I
Investment income
Dividend income	$—	$—	$—	$440	$7,400
Reimbursement of income from trade error	—	—	—	—	—
Variable account expenses	—	—	—	—	—
Investment income (loss) — net	—	—	—	440	7,400

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	30,729	5,840	4,631	4,402	50,255
Cost of investments sold	22,452	4,144	3,778	4,008	44,311
Net realized gain (loss) on sales of investments	8,277	1,696	853	394	5,944
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(3,787)	38,118	10,991	3,906	56,684
Net gain (loss) on investments	4,490	39,814	11,844	4,300	62,628
Net increase (decrease) in net assets resulting from operations	$4,490	$39,814	$11,844	$4,740	$70,028

Year ended December 31, 2025 (continued)	CVT Nasdaq 100 Index, Cl F	CVT Nasdaq 100 Index, Cl I	CVT Russ 2000 Sm Cap Ind, Cl F	CVT Russ 2000 Sm Cap Ind, Cl I	DWS Alt Asset Alloc VIP, Cl A
Investment income
Dividend income	$263	$1,556	$291	$1,978	$6,833
Reimbursement of income from trade error	—	—	—	—	—
Variable account expenses	—	—	—	—	—
Investment income (loss) — net	263	1,556	291	1,978	6,833

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	14,870	22,815	1,258	12,372	12,729
Cost of investments sold	12,692	19,709	1,181	11,692	12,421
Net realized gain (loss) on sales of investments	2,178	3,106	77	680	308
Distributions from capital gains	1,542	9,131	947	6,435	—
Net change in unrealized appreciation (depreciation) of investments	12,249	87,968	844	7,090	10,582
Net gain (loss) on investments	15,969	100,205	1,868	14,205	10,890
Net increase (decrease) in net assets resulting from operations	$16,232	$101,761	$2,159	$16,183	$17,723
See accompanying notes to financial statements.
RiverSource of New York Account 8 ■ 39

Statement of Operations

Year ended December 31, 2025 (continued)	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	EV VT Floating-Rate Inc, Inst Cl(1)	Fid VIP Contrafund, Init Cl	Fid VIP Contrafund, Serv Cl 2
Investment income
Dividend income	$12,520	$91,568	$449	$4,099	$—
Reimbursement of income from trade error	—	—	12	—	—
Variable account expenses	575	7,079	—	—	40,688
Investment income (loss) — net	11,945	84,489	461	4,099	(40,688)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	37,681	357,053	131	79,202	1,080,865
Cost of investments sold	36,863	377,495	134	69,659	865,581
Net realized gain (loss) on sales of investments	818	(20,442)	(3)	9,543	215,284
Distributions from capital gains	—	—	—	448,457	1,515,934
Net change in unrealized appreciation (depreciation) of investments	21,580	(18,428)	(207)	56,370	6,134
Net gain (loss) on investments	22,398	(38,870)	(210)	514,370	1,737,352
Net increase (decrease) in net assets resulting from operations	$34,343	$45,619	$251	$518,469	$1,696,664

Year ended December 31, 2025 (continued)	Fid VIP Emer Mkts, Init Cl	Fid VIP Energy, Init Cl	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Gro Opp, Init Cl
Investment income
Dividend income	$953	$53	$81,561	$37,871	$—
Reimbursement of income from trade error	—	—	—	—	—
Variable account expenses	—	—	35,481	9,162	—
Investment income (loss) — net	953	53	46,080	28,709	—

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	34,599	998	543,674	784,185	28,950
Cost of investments sold	33,423	1,028	341,074	585,880	29,171
Net realized gain (loss) on sales of investments	1,176	(30)	202,600	198,305	(221)
Distributions from capital gains	367	—	527,382	271,539	1,340
Net change in unrealized appreciation (depreciation) of investments	13,212	169	260,018	23,816	14,725
Net gain (loss) on investments	14,755	139	990,000	493,660	15,844
Net increase (decrease) in net assets resulting from operations	$15,708	$192	$1,036,080	$522,369	$15,844
See accompanying notes to financial statements.
 40 ■ RiverSource of New York Account 8

Statement of Operations

Year ended December 31, 2025 (continued)	Fid VIP Invest Gr, Init Cl	Fid VIP Mid Cap, Init Cl	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl
Investment income
Dividend income	$1,593	$5,421	$22,692	$14,840	$27,769
Reimbursement of income from trade error	—	—	—	—	—
Variable account expenses	—	—	42,039	19,434	12,334
Investment income (loss) — net	1,593	5,421	(19,347)	(4,594)	15,435

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	4,627	149,688	605,435	1,330,567	123,929
Cost of investments sold	4,612	168,063	561,393	1,352,859	94,872
Net realized gain (loss) on sales of investments	15	(18,375)	44,042	(22,292)	29,057
Distributions from capital gains	—	123,826	707,850	703,456	161,537
Net change in unrealized appreciation (depreciation) of investments	1,325	37,342	(67,996)	(30,392)	98,772
Net gain (loss) on investments	1,340	142,793	683,896	650,772	289,366
Net increase (decrease) in net assets resulting from operations	$2,933	$148,214	$664,549	$646,178	$304,801

Year ended December 31, 2025 (continued)	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Init Cl	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2	Frank Inc, Cl 1
Investment income
Dividend income	$18,713	$25,599	$2,077	$25,653	$3,603
Reimbursement of income from trade error	—	—	—	—	—
Variable account expenses	4,679	—	—	8,768	—
Investment income (loss) — net	14,034	25,599	2,077	16,885	3,603

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	349,294	261,046	7,841	402,848	7,331
Cost of investments sold	286,117	257,625	7,767	443,520	7,216
Net realized gain (loss) on sales of investments	63,177	3,421	74	(40,672)	115
Distributions from capital gains	121,771	—	—	—	721
Net change in unrealized appreciation (depreciation) of investments	36,156	23,516	1,828	155,428	4,783
Net gain (loss) on investments	221,104	26,937	1,902	114,756	5,619
Net increase (decrease) in net assets resulting from operations	$235,138	$52,536	$3,979	$131,641	$9,222
See accompanying notes to financial statements.
RiverSource of New York Account 8 ■ 41

Statement of Operations

Year ended December 31, 2025 (continued)	Frank Inc, Cl 2	Frank Mutual Shares, Cl 1	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 1	Frank Sm Cap Val, Cl 2
Investment income
Dividend income	$24,252	$815	$37,707	$3,492	$31,635
Reimbursement of income from trade error	—	—	—	—	—
Variable account expenses	2,566	—	7,597	—	13,341
Investment income (loss) — net	21,686	815	30,110	3,492	18,294

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	93,461	1,711	494,455	8,559	611,889
Cost of investments sold	94,276	1,592	528,908	8,260	669,930
Net realized gain (loss) on sales of investments	(815)	119	(34,453)	299	(58,041)
Distributions from capital gains	5,098	3,536	185,784	21,971	246,722
Net change in unrealized appreciation (depreciation) of investments	28,193	(714)	12,079	(1,051)	(1,084)
Net gain (loss) on investments	32,476	2,941	163,410	21,219	187,597
Net increase (decrease) in net assets resulting from operations	$54,162	$3,756	$193,520	$24,711	$205,891

Year ended December 31, 2025 (continued)	GS VIT Mid Cap Val, Inst	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II
Investment income
Dividend income	$75,192	$2,974	$21,739	$—	$—
Reimbursement of income from trade error	—	—	—	—	—
Variable account expenses	30,750	2,344	14,831	5,190	4,648
Investment income (loss) — net	44,442	630	6,908	(5,190)	(4,648)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,267,478	96,688	934,572	120,602	210,567
Cost of investments sold	1,221,828	92,689	783,055	86,671	177,980
Net realized gain (loss) on sales of investments	45,650	3,999	151,517	33,931	32,587
Distributions from capital gains	681,715	33,849	411,506	73,992	126,809
Net change in unrealized appreciation (depreciation) of investments	(239,111)	17,456	(120,072)	(23,239)	(31,960)
Net gain (loss) on investments	488,254	55,304	442,951	84,684	127,436
Net increase (decrease) in net assets resulting from operations	$532,696	$55,934	$449,859	$79,494	$122,788
See accompanying notes to financial statements.
 42 ■ RiverSource of New York Account 8

Statement of Operations

Year ended December 31, 2025 (continued)	Invesco VI Bal Risk Alloc, Ser I	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Dis Mid Cap Gro, Ser I
Investment income
Dividend income	$2,985	$20,944	$8,464	$79,441	$—
Reimbursement of income from trade error	—	—	—	—	—
Variable account expenses	—	1,142	3,414	104,640	5,166
Investment income (loss) — net	2,985	19,802	5,050	(25,199)	(5,166)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	4,327	8,965	88,918	1,453,105	192,677
Cost of investments sold	4,789	10,212	83,093	1,195,720	182,828
Net realized gain (loss) on sales of investments	(462)	(1,247)	5,825	257,385	9,849
Distributions from capital gains	—	—	62,727	914,520	82,408
Net change in unrealized appreciation (depreciation) of investments	872	5,319	14,869	591,269	(45,023)
Net gain (loss) on investments	410	4,072	83,421	1,763,174	47,234
Net increase (decrease) in net assets resulting from operations	$3,395	$23,874	$88,471	$1,737,975	$42,068

Year ended December 31, 2025 (continued)	Invesco VI Div Divd, Ser I	Invesco VI EQV Intl Eq, Ser II	Invesco VI Gbl Strat Inc, Ser I	Invesco VI Gbl Strat Inc, Ser II	Invesco VI Global, Ser I
Investment income
Dividend income	$16,529	$11,449	$3,210	$85,733	$—
Reimbursement of income from trade error	—	—	—	—	—
Variable account expenses	5,121	5,399	—	7,519	—
Investment income (loss) — net	11,408	6,050	3,210	78,214	—

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	232,257	290,487	12,383	230,010	14,843
Cost of investments sold	214,898	272,358	11,569	245,644	13,858
Net realized gain (loss) on sales of investments	17,359	18,129	814	(15,634)	985
Distributions from capital gains	79,032	62,473	—	—	135,195
Net change in unrealized appreciation (depreciation) of investments	37,647	68,014	2,219	117,179	(38,338)
Net gain (loss) on investments	134,038	148,616	3,033	101,545	97,842
Net increase (decrease) in net assets resulting from operations	$145,446	$154,666	$6,243	$179,759	$97,842
See accompanying notes to financial statements.
RiverSource of New York Account 8 ■ 43

Statement of Operations

Year ended December 31, 2025 (continued)	Invesco VI Global, Ser II	Invesco VI Mn St Sm Cap, Ser I	Invesco VI Mn St Sm Cap, Ser II	Invesco VI Tech, Ser I	Invesco VI Tech, Ser II
Investment income
Dividend income	$—	$2,698	$4,781	$—	$—
Reimbursement of income from trade error	—	—	—	—	—
Variable account expenses	6,596	—	6,513	7,900	—
Investment income (loss) — net	(6,596)	2,698	(1,732)	(7,900)	—

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	344,341	55,220	221,047	340,140	301
Cost of investments sold	331,179	56,234	193,085	294,642	215
Net realized gain (loss) on sales of investments	13,162	(1,014)	27,962	45,498	86
Distributions from capital gains	345,924	60,557	212,569	223,546	1,234
Net change in unrealized appreciation (depreciation) of investments	(105,227)	(7,979)	(73,334)	109,869	360
Net gain (loss) on investments	253,859	51,564	167,197	378,913	1,680
Net increase (decrease) in net assets resulting from operations	$247,263	$54,262	$165,465	$371,013	$1,680

Year ended December 31, 2025 (continued)	Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Bal, Inst	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Flex Bd, Inst
Investment income
Dividend income	$—	$22,720	$947	$440	$27,380
Reimbursement of income from trade error	—	—	—	—	—
Variable account expenses	15,125	—	—	4,854	—
Investment income (loss) — net	(15,125)	22,720	947	(4,414)	27,380

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	380,453	21,421	675	34,889	47,603
Cost of investments sold	251,258	17,791	523	29,323	48,123
Net realized gain (loss) on sales of investments	129,195	3,630	152	5,566	(520)
Distributions from capital gains	265,641	35,265	1,672	78,476	—
Net change in unrealized appreciation (depreciation) of investments	250,275	95,148	4,839	(18,166)	7,669
Net gain (loss) on investments	645,111	134,043	6,663	65,876	7,149
Net increase (decrease) in net assets resulting from operations	$629,986	$156,763	$7,610	$61,462	$34,529
See accompanying notes to financial statements.
 44 ■ RiverSource of New York Account 8

Statement of Operations

Year ended December 31, 2025 (continued)	Janus Henderson VIT Flex Bd, Serv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Inst	Janus Henderson VIT Res, Serv	Lazard Ret Global Dyn MA, Inv
Investment income
Dividend income	$2,495	$26,690	$—	$—	$274
Reimbursement of income from trade error	—	—	—	—	—
Variable account expenses	—	11,259	—	4,383	—
Investment income (loss) — net	2,495	15,431	—	(4,383)	274

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	401	206,922	168	116,052	2,246
Cost of investments sold	411	156,181	110	83,012	2,053
Net realized gain (loss) on sales of investments	(10)	50,741	58	33,040	193
Distributions from capital gains	—	—	6,173	65,748	607
Net change in unrealized appreciation (depreciation) of investments	1,189	421,123	8,575	39,956	2,101
Net gain (loss) on investments	1,179	471,864	14,806	138,744	2,901
Net increase (decrease) in net assets resulting from operations	$3,674	$487,295	$14,806	$134,361	$3,175

Year ended December 31, 2025 (continued)	Lazard Ret Global Dyn MA, Serv	Lord Abt Bond Debenture, Cl VC	LVIP AC Intl, Serv Cl	LVIP AC Intl, Std Cl II	LVIP AC Mid Cap Val, Std Cl II
Investment income
Dividend income	$180	$1,510	$8,028	$7,809	$873
Reimbursement of income from trade error	—	—	—	—	—
Variable account expenses	90	—	2,614	4,098	—
Investment income (loss) — net	90	1,510	5,414	3,711	873

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,669	2,358	163,871	37,178	4,515
Cost of investments sold	1,597	2,401	155,677	30,985	4,524
Net realized gain (loss) on sales of investments	72	(43)	8,194	6,193	(9)
Distributions from capital gains	455	—	—	—	3,815
Net change in unrealized appreciation (depreciation) of investments	1,712	228	87,740	79,417	(1,900)
Net gain (loss) on investments	2,239	185	95,934	85,610	1,906
Net increase (decrease) in net assets resulting from operations	$2,329	$1,695	$101,348	$89,321	$2,779
See accompanying notes to financial statements.
RiverSource of New York Account 8 ■ 45

Statement of Operations

Year ended December 31, 2025 (continued)	LVIP AC Val, Serv Cl	LVIP AC Val, Std Cl II	MFS Gbl Real Est, Init Cl	MFS Intl Gro, Init Cl	MFS Mass Inv Gro Stock, Serv Cl
Investment income
Dividend income	$37,082	$64,805	$2	$1,773	$523
Reimbursement of income from trade error	—	—	—	—	—
Variable account expenses	8,503	26,983	—	—	16,509
Investment income (loss) — net	28,579	37,822	2	1,773	(15,986)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	739,748	405,621	23	83,763	1,099,767
Cost of investments sold	647,452	298,666	23	80,607	997,182
Net realized gain (loss) on sales of investments	92,296	106,955	—	3,156	102,585
Distributions from capital gains	190,564	309,726	—	10,547	452,917
Net change in unrealized appreciation (depreciation) of investments	41,933	119,770	2	15,475	(279,561)
Net gain (loss) on investments	324,793	536,451	2	29,178	275,941
Net increase (decrease) in net assets resulting from operations	$353,372	$574,273	$4	$30,951	$259,955

Year ended December 31, 2025 (continued)	MFS New Dis, Serv Cl	MFS Utilities, Init Cl	MFS Utilities, Serv Cl	MS VIF Dis, Cl I	MS VIF Dis, Cl II
Investment income
Dividend income	$—	$3,960	$32,213	$2,676	$5,396
Reimbursement of income from trade error	—	—	—	—	—
Variable account expenses	9,603	—	4,862	—	6,320
Investment income (loss) — net	(9,603)	3,960	27,351	2,676	(924)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	263,050	4,713	222,753	19,073	145,169
Cost of investments sold	337,500	4,501	202,339	14,357	163,913
Net realized gain (loss) on sales of investments	(74,450)	212	20,414	4,716	(18,744)
Distributions from capital gains	—	1,811	16,065	—	—
Net change in unrealized appreciation (depreciation) of investments	313,375	12,234	94,486	55,339	149,991
Net gain (loss) on investments	238,925	14,257	130,965	60,055	131,247
Net increase (decrease) in net assets resulting from operations	$229,322	$18,217	$158,316	$62,731	$130,323
See accompanying notes to financial statements.
 46 ■ RiverSource of New York Account 8

Statement of Operations

Year ended December 31, 2025 (continued)	NB AMT Quality Eq, Cl I	NB AMT Quality Eq, Cl S	Nom VIP Asset Strategy, Serv Cl	Nom VIP Asset Strategy, Std Cl	Nom VIP Intl Core Eq, Std Cl
Investment income
Dividend income	$—	$—	$629	$4	$1
Reimbursement of income from trade error	—	—	—	—	—
Variable account expenses	—	—	60	—	—
Investment income (loss) — net	—	—	569	4	1

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,138	532	13,642	—	—
Cost of investments sold	1,667	429	13,857	—	—
Net realized gain (loss) on sales of investments	471	103	(215)	—	—
Distributions from capital gains	3,393	4,959	3,276	16	4
Net change in unrealized appreciation (depreciation) of investments	3,246	5,635	3,541	13	14
Net gain (loss) on investments	7,110	10,697	6,602	29	18
Net increase (decrease) in net assets resulting from operations	$7,110	$10,697	$7,171	$33	$19

Year ended December 31, 2025 (continued)	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT All Asset, Inst Cl	PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	PIMCO VIT Tot Return, Inst Cl
Investment income
Dividend income	$27,045	$822	$266	$29,366	$10,975
Reimbursement of income from trade error	—	—	—	—	—
Variable account expenses	3,126	—	—	4,213	—
Investment income (loss) — net	23,919	822	266	25,153	10,975

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	139,596	3,862	326	46,227	10,513
Cost of investments sold	149,127	3,901	343	49,030	10,692
Net realized gain (loss) on sales of investments	(9,531)	(39)	(17)	(2,803)	(179)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	62,136	1,497	980	39,336	12,458
Net gain (loss) on investments	52,605	1,458	963	36,533	12,279
Net increase (decrease) in net assets resulting from operations	$76,524	$2,280	$1,229	$61,686	$23,254
See accompanying notes to financial statements.
RiverSource of New York Account 8 ■ 47

Statement of Operations

Year ended December 31, 2025 (continued)	Put VT Global Hlth Care, Cl IA	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB	Put VT Intl Eq, Cl IB	Put VT Intl Val, Cl IA
Investment income
Dividend income	$—	$—	$15,925	$21	$38
Reimbursement of income from trade error	—	—	—	—	—
Variable account expenses	—	6,577	1,829	844	—
Investment income (loss) — net	—	(6,577)	14,096	(823)	38

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,634	322,822	16,894	61,735	67,436
Cost of investments sold	1,692	345,343	18,331	53,200	64,809
Net realized gain (loss) on sales of investments	(58)	(22,521)	(1,437)	8,535	2,627
Distributions from capital gains	4,660	97,266	—	11,789	24
Net change in unrealized appreciation (depreciation) of investments	6,548	105,498	7,362	41,632	14,585
Net gain (loss) on investments	11,150	180,243	5,925	61,956	17,236
Net increase (decrease) in net assets resulting from operations	$11,150	$173,666	$20,021	$61,133	$17,274

Year ended December 31, 2025 (continued)	Put VT Lg Cap Val, Cl IA	Put VT Sus Leaders, Cl IA	Put VT Sus Leaders, Cl IB	Royce Micro- Cap, Invest Cl	Temp Global Bond, Cl 1
Investment income
Dividend income	$925	$123,032	$1,312	$—	$—
Reimbursement of income from trade error	—	—	—	—	—
Variable account expenses	—	120,777	748	12,665	—
Investment income (loss) — net	925	2,255	564	(12,665)	—

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	109,316	1,782,952	60,320	207,891	664
Cost of investments sold	112,528	1,276,491	50,994	206,712	672
Net realized gain (loss) on sales of investments	(3,212)	506,461	9,326	1,179	(8)
Distributions from capital gains	3,865	1,579,985	23,079	308,901	—
Net change in unrealized appreciation (depreciation) of investments	37,107	(747,557)	(12,746)	(53,290)	4,791
Net gain (loss) on investments	37,760	1,338,889	19,659	256,790	4,783
Net increase (decrease) in net assets resulting from operations	$38,685	$1,341,144	$20,223	$244,125	$4,783
See accompanying notes to financial statements.
 48 ■ RiverSource of New York Account 8

Statement of Operations

Year ended December 31, 2025 (continued)	Temp Global Bond, Cl 2	Third Ave VST Third Ave Value	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 1	VP Aggr, Cl 2
Investment income
Dividend income	$—	$55,769	$4,547	$—	$—
Reimbursement of income from trade error	—	—	—	—	—
Variable account expenses	459	15,550	1,421	—	64,454
Investment income (loss) — net	(459)	40,219	3,126	—	(64,454)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	56,429	245,443	108,613	361,896	2,715,266
Cost of investments sold	66,036	194,272	75,083	296,622	1,764,568
Net realized gain (loss) on sales of investments	(9,607)	51,171	33,530	65,274	950,698
Distributions from capital gains	—	181,041	—	—	—
Net change in unrealized appreciation (depreciation) of investments	28,443	448,792	276,549	720,784	3,765,517
Net gain (loss) on investments	18,836	681,004	310,079	786,058	4,716,215
Net increase (decrease) in net assets resulting from operations	$18,377	$721,223	$313,205	$786,058	$4,651,761

Year ended December 31, 2025 (continued)	VP Aggr, Cl 4	VP Conserv, Cl 1	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Vol Conserv Gro, Cl 1
Investment income
Dividend income	$—	$—	$—	$—	$—
Reimbursement of income from trade error	—	—	—	—	—
Variable account expenses	123,359	—	2,785	2,703	—
Investment income (loss) — net	(123,359)	—	(2,785)	(2,703)	—

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	4,561,264	—	408,746	101,453	1,885
Cost of investments sold	2,673,924	—	372,788	85,907	1,798
Net realized gain (loss) on sales of investments	1,887,340	—	35,958	15,546	87
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	2,440,166	3	54,368	39,997	6,706
Net gain (loss) on investments	4,327,506	3	90,326	55,543	6,793
Net increase (decrease) in net assets resulting from operations	$4,204,147	$3	$87,541	$52,840	$6,793
See accompanying notes to financial statements.
RiverSource of New York Account 8 ■ 49

Statement of Operations

Year ended December 31, 2025 (continued)	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Conserv, Cl 1	VP Man Vol Conserv, Cl 2	VP Man Vol Gro, Cl 1	VP Man Vol Gro, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Reimbursement of income from trade error	—	—	—	—	—
Variable account expenses	933	—	1,031	—	7,965
Investment income (loss) — net	(933)	—	(1,031)	—	(7,965)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	28,242	—	22,613	101,068	368,018
Cost of investments sold	26,063	—	21,835	91,293	289,249
Net realized gain (loss) on sales of investments	2,179	—	778	9,775	78,769
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	35,896	301	12,588	289,340	301,805
Net gain (loss) on investments	38,075	301	13,366	299,115	380,574
Net increase (decrease) in net assets resulting from operations	$37,142	$301	$12,335	$299,115	$372,609

Year ended December 31, 2025 (continued)	VP Man Vol Mod Gro, Cl 1	VP Man Vol Mod Gro, Cl 2	VP Mod Aggr, Cl 1	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4
Investment income
Dividend income	$—	$—	$—	$—	$—
Reimbursement of income from trade error	—	—	—	—	—
Variable account expenses	—	6,889	—	162,297	277,846
Investment income (loss) — net	—	(6,889)	—	(162,297)	(277,846)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	39,020	385,716	913,203	5,181,255	9,620,244
Cost of investments sold	35,529	299,954	741,462	3,538,719	5,691,873
Net realized gain (loss) on sales of investments	3,491	85,762	171,741	1,642,536	3,928,371
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	154,362	174,022	2,077,575	5,012,459	4,856,012
Net gain (loss) on investments	157,853	259,784	2,249,316	6,654,995	8,784,383
Net increase (decrease) in net assets resulting from operations	$157,853	$252,895	$2,249,316	$6,492,698	$8,506,537
See accompanying notes to financial statements.
 50 ■ RiverSource of New York Account 8

Statement of Operations

Year ended December 31, 2025 (continued)	VP Mod Conserv, Cl 1	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Mod, Cl 1	VP Mod, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Reimbursement of income from trade error	—	—	—	—	—
Variable account expenses	—	10,048	11,949	—	126,042
Investment income (loss) — net	—	(10,048)	(11,949)	—	(126,042)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	362,966	315,725	717,743	838,930	3,234,096
Cost of investments sold	307,602	261,209	570,235	741,265	2,286,396
Net realized gain (loss) on sales of investments	55,364	54,516	147,508	97,665	947,700
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(45,335)	197,889	167,268	699,351	2,672,204
Net gain (loss) on investments	10,029	252,405	314,776	797,016	3,619,904
Net increase (decrease) in net assets resulting from operations	$10,029	$242,357	$302,827	$797,016	$3,493,862

Year ended December 31, 2025 (continued)	VP Mod, Cl 4	VP Ptnrs Core Bond, Cl 1	VP Ptnrs Core Bond, Cl 2	VP Ptnrs Core Eq, Cl 1	VP Ptnrs Core Eq, Cl 2
Investment income
Dividend income	$—	$1,570	$1,272	$—	$—
Reimbursement of income from trade error	—	—	—	—	—
Variable account expenses	165,205	—	—	—	—
Investment income (loss) — net	(165,205)	1,570	1,272	—	—

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	6,456,306	2,683	5,325	2,927	1,394
Cost of investments sold	4,392,155	2,709	5,295	2,481	1,019
Net realized gain (loss) on sales of investments	2,064,151	(26)	30	446	375
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	2,429,611	653	198	185	4,752
Net gain (loss) on investments	4,493,762	627	228	631	5,127
Net increase (decrease) in net assets resulting from operations	$4,328,557	$2,197	$1,500	$631	$5,127
See accompanying notes to financial statements.
RiverSource of New York Account 8 ■ 51

Statement of Operations

Year ended December 31, 2025 (continued)	VP Ptnrs Core Eq, Cl 3	VP Ptnrs Intl Core Eq, Cl 1	VP Ptnrs Intl Core Eq, Cl 2	VP Ptnrs Intl Gro, Cl 1	VP Ptnrs Intl Gro, Cl 2
Investment income
Dividend income	$—	$4,686	$853	$1,129	$1,082
Reimbursement of income from trade error	—	—	—	—	—
Variable account expenses	2,532	—	—	—	—
Investment income (loss) — net	(2,532)	4,686	853	1,129	1,082

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	101,032	20,663	1,937	5,444	18,178
Cost of investments sold	48,436	19,445	1,704	4,890	17,053
Net realized gain (loss) on sales of investments	52,596	1,218	233	554	1,125
Distributions from capital gains	—	14,839	2,898	1,278	1,822
Net change in unrealized appreciation (depreciation) of investments	11,937	52,665	10,544	24,470	30,622
Net gain (loss) on investments	64,533	68,722	13,675	26,302	33,569
Net increase (decrease) in net assets resulting from operations	$62,001	$73,408	$14,528	$27,431	$34,651

Year ended December 31, 2025 (continued)	VP Ptnrs Intl Val, Cl 1	VP Ptnrs Intl Val, Cl 2	VP Ptnrs Sm Cap Gro, Cl 1	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 1
Investment income
Dividend income	$1,651	$2,090	$—	$—	$—
Reimbursement of income from trade error	—	—	—	—	—
Variable account expenses	—	—	—	—	—
Investment income (loss) — net	1,651	2,090	—	—	—

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,530	9,925	4,379	20,981	4,616
Cost of investments sold	2,095	7,987	3,729	18,353	4,314
Net realized gain (loss) on sales of investments	435	1,938	650	2,628	302
Distributions from capital gains	154	199	—	—	—
Net change in unrealized appreciation (depreciation) of investments	16,161	18,725	4,839	(2,610)	(82)
Net gain (loss) on investments	16,750	20,862	5,489	18	220
Net increase (decrease) in net assets resulting from operations	$18,401	$22,952	$5,489	$18	$220
See accompanying notes to financial statements.
 52 ■ RiverSource of New York Account 8

Statement of Operations

Year ended December 31, 2025 (continued)	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 1	VP US Flex Gro, Cl 1	VP US Flex Mod Gro, Cl 1
Investment income
Dividend income	$—	$—	$—	$—	$—
Reimbursement of income from trade error	—	—	—	—	—
Variable account expenses	—	2,697	—	—	—
Investment income (loss) — net	—	(2,697)	—	—	—

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	314	145,174	724	9,165	2,988
Cost of investments sold	234	103,375	634	7,611	2,850
Net realized gain (loss) on sales of investments	80	41,799	90	1,554	138
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	408	6,115	732	29,399	12,322
Net gain (loss) on investments	488	47,914	822	30,953	12,460
Net increase (decrease) in net assets resulting from operations	$488	$45,217	$822	$30,953	$12,460

Year ended December 31, 2025 (continued)	WA Var Global Hi Yd Bond, Cl I	WA Var Global Hi Yd Bond, Cl II
Investment income
Dividend income	$1,892	$463
Reimbursement of income from trade error	—	—
Variable account expenses	—	—
Investment income (loss) — net	1,892	463

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,211	1,652
Cost of investments sold	1,223	1,812
Net realized gain (loss) on sales of investments	(12)	(160)
Distributions from capital gains	—	—
Net change in unrealized appreciation (depreciation) of investments	676	399
Net gain (loss) on investments	664	239
Net increase (decrease) in net assets resulting from operations	$2,556	$702

(1)	See Note 9 in the Notes to Financial Statements.
See accompanying notes to financial statements.
RiverSource of New York Account 8 ■ 53

Statement of Changes in Net Assets

Year ended December 31, 2025	AB VPS Dyn Asset Alloc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl A	AB VPS Lg Cap Gro, Cl B	AB VPS Relative Val, Cl B
Operations
Investment income (loss) — net	$8	$60,358	$—	$(12,123)	$12,460
Net realized gain (loss) on sales of investments	—	185,295	7,689	119,805	27,506
Distributions from capital gains	—	—	107,630	351,576	219,459
Net change in unrealized appreciation (depreciation) of investments	61	790,758	38,288	(36,111)	(12,702)
Net increase (decrease) in net assets resulting from operations	69	1,036,411	153,607	423,147	246,723

Contract transactions
Contract purchase payments	—	98,904	214,157	116,004	40,287
Net transfers(1)	—	113,268	86,825	48,524	9,387
Transfers for policy loans	—	(16,396)	(495)	(30,579)	(11,002)
Policy charges	—	(85,036)	(74,757)	(61,330)	(53,742)
Contract terminations:
Surrender benefits	—	(81,932)	(3,150)	(119,556)	(102,266)
Death benefits	—	(38,047)	—	—	—
Increase (decrease) from transactions	—	(9,239)	222,580	(46,937)	(117,336)
Increase (decrease) in net assets	69	1,027,172	376,187	376,210	129,387
Net assets at beginning of year	530	2,555,100	1,015,041	3,400,799	2,616,341
Net assets at end of year	$599	$3,582,272	$1,391,228	$3,777,009	$2,745,728

Accumulation unit activity
Units outstanding at beginning of year	—	1,392,469	404,413	457,167	685,025
Units purchased	—	431,189	115,246	99,213	121,826
Units redeemed	—	(305,118)	(29,728)	(62,680)	(87,560)
Units outstanding at end of year	—	1,518,540	489,931	493,700	719,291
See accompanying notes to financial statements.
 54 ■ RiverSource of New York Account 8

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Allspg VT Index Asset Alloc, Cl 2	Allspg VT Opp, Cl 1	Allspg VT Opp, Cl 2	Allspg VT Sm Cap Gro, Cl 1	Allspg VT Sm Cap Gro, Cl 2
Operations
Investment income (loss) — net	$5,458	$75	$(3,840)	$—	$(4,181)
Net realized gain (loss) on sales of investments	101	45	1,996	548	(19,521)
Distributions from capital gains	52,145	2,585	141,165	24,176	85,817
Net change in unrealized appreciation (depreciation) of investments	7,285	(933)	(56,294)	18,007	60,606
Net increase (decrease) in net assets resulting from operations	64,989	1,772	83,027	42,731	122,721

Contract transactions
Contract purchase payments	17,732	4,944	28,412	110,795	62,186
Net transfers(1)	(4,060)	(178)	(26,023)	19,657	(27,947)
Transfers for policy loans	2,029	(1,015)	(18,636)	(508)	(3,500)
Policy charges	(15,480)	(1,645)	(27,378)	(30,261)	(31,171)
Contract terminations:
Surrender benefits	(7,045)	—	(41,158)	(1,340)	(25,780)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(6,824)	2,106	(84,783)	98,343	(26,212)
Increase (decrease) in net assets	58,165	3,878	(1,756)	141,074	96,509
Net assets at beginning of year	593,768	24,071	1,342,161	392,489	1,447,951
Net assets at end of year	$651,933	$27,949	$1,340,405	$533,563	$1,544,460

Accumulation unit activity
Units outstanding at beginning of year	243,112	11,774	262,672	265,123	451,556
Units purchased	14,428	2,385	49,811	85,161	70,567
Units redeemed	(16,523)	(1,383)	(38,857)	(21,289)	(43,106)
Units outstanding at end of year	241,017	12,776	273,626	328,995	479,017
See accompanying notes to financial statements.
RiverSource of New York Account 8 ■ 55

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	ALPS Alerian Engy Infr, Class I	ALPS Alerian Engy Infr, Class III	BlackRock Global Alloc, Cl I	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I
Operations
Investment income (loss) — net	$4,893	$22,265	$12,303	$21,726	$33,308
Net realized gain (loss) on sales of investments	6,451	15,017	3,141	(5,739)	16,856
Distributions from capital gains	11,591	64,343	28,293	59,409	153,580
Net change in unrealized appreciation (depreciation) of investments	(18,088)	(80,480)	17,354	24,051	86,265
Net increase (decrease) in net assets resulting from operations	4,847	21,145	61,091	99,447	290,009

Contract transactions
Contract purchase payments	15,849	8,806	73,221	18,270	133,182
Net transfers(1)	(3,300)	(33,551)	20,133	(48,675)	12
Transfers for policy loans	—	(6,448)	(38,276)	(6,547)	131,982
Policy charges	(3,473)	(7,733)	(27,328)	(7,983)	(120,992)
Contract terminations:
Surrender benefits	(441)	(7,298)	(2,450)	(1,851)	(5,151)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	8,635	(46,224)	25,300	(46,786)	139,033
Increase (decrease) in net assets	13,482	(25,079)	86,391	52,661	429,042
Net assets at beginning of year	89,033	542,713	291,801	565,831	2,581,102
Net assets at end of year	$102,515	$517,634	$378,192	$618,492	$3,010,144

Accumulation unit activity
Units outstanding at beginning of year	44,434	344,212	197,043	350,296	687,351
Units purchased	7,597	6,539	57,840	10,030	77,369
Units redeemed	(3,345)	(36,761)	(41,705)	(39,439)	(35,320)
Units outstanding at end of year	48,686	313,990	213,178	320,887	729,400
See accompanying notes to financial statements.
 56 ■ RiverSource of New York Account 8

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Col VP Acorn	Col VP Acorn Intl	Col VP Bal, Cl 1	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 1
Operations
Investment income (loss) — net	$(27,898)	$31,117	$—	$(144,618)	$7,000
Net realized gain (loss) on sales of investments	(299,698)	(138,230)	45,451	918,938	(754)
Distributions from capital gains	—	19,526	—	—	—
Net change in unrealized appreciation (depreciation) of investments	555,721	536,360	371,163	1,613,230	6,130
Net increase (decrease) in net assets resulting from operations	228,125	448,773	416,614	2,387,550	12,376

Contract transactions
Contract purchase payments	121,514	133,030	568,961	523,647	19,502
Net transfers(1)	(46,182)	(52,390)	414,772	44,828	10,755
Transfers for policy loans	(9,694)	40,048	(649)	(13,443)	(3,744)
Policy charges	(123,206)	(100,892)	(135,057)	(854,204)	(4,621)
Contract terminations:
Surrender benefits	(180,097)	(93,864)	(168,717)	(722,353)	(278)
Death benefits	—	(13,094)	—	—	—
Increase (decrease) from transactions	(237,665)	(87,162)	679,310	(1,021,525)	21,614
Increase (decrease) in net assets	(9,540)	361,611	1,095,924	1,366,025	33,990
Net assets at beginning of year	5,856,592	3,719,562	2,554,838	18,706,480	69,559
Net assets at end of year	$5,847,052	$4,081,173	$3,650,762	$20,072,505	$103,549

Accumulation unit activity
Units outstanding at beginning of year	1,307,007	1,564,404	1,426,886	5,376,587	44,276
Units purchased	327,626	272,923	532,872	204,399	17,929
Units redeemed	(184,836)	(174,287)	(172,056)	(476,233)	(5,130)
Units outstanding at end of year	1,449,797	1,663,040	1,787,702	5,104,753	57,075
See accompanying notes to financial statements.
RiverSource of New York Account 8 ■ 57

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 1	Col VP Contrarian Core, Cl 2	Col VP Corporate Bond, Cl 1	Col VP Corporate Bond, Cl 2
Operations
Investment income (loss) — net	$3,502	$—	$—	$599	$6,420
Net realized gain (loss) on sales of investments	(932)	11,487	1,193	5	(739)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	3,580	80,282	65,602	340	1,420
Net increase (decrease) in net assets resulting from operations	6,150	91,769	66,795	944	7,101

Contract transactions
Contract purchase payments	2,568	120,395	15,082	6,321	6,234
Net transfers(1)	(4,354)	(1,971)	42,909	2,481	2,786
Transfers for policy loans	896	7,117	14,843	—	(54)
Policy charges	(1,065)	(41,632)	(3,872)	(2,312)	(3,212)
Contract terminations:
Surrender benefits	(943)	(1,504)	(1,633)	(80)	(4,681)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(2,898)	82,405	67,329	6,410	1,073
Increase (decrease) in net assets	3,252	174,174	134,124	7,354	8,174
Net assets at beginning of year	40,849	456,834	335,703	6,684	93,901
Net assets at end of year	$44,101	$631,008	$469,827	$14,038	$102,075

Accumulation unit activity
Units outstanding at beginning of year	42,468	190,262	83,512	6,375	95,276
Units purchased	3,380	50,915	17,352	8,317	8,726
Units redeemed	(6,086)	(17,798)	(1,265)	(2,139)	(7,700)
Units outstanding at end of year	39,762	223,379	99,599	12,553	96,302
See accompanying notes to financial statements.
 58 ■ RiverSource of New York Account 8

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Col VP Corporate Bond, Cl 3	Col VP Disciplined Core, Cl 1	Col VP Disciplined Core, Cl 2	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 1
Operations
Investment income (loss) — net	$71,853	$—	$—	$(265,316)	$—
Net realized gain (loss) on sales of investments	(51,798)	2,587	40,684	2,734,532	2,783
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	61,386	45,750	28,462	1,673,504	100,552
Net increase (decrease) in net assets resulting from operations	81,441	48,337	69,146	4,142,720	103,335

Contract transactions
Contract purchase payments	35,557	49,718	16,400	716,155	154,004
Net transfers(1)	(15,597)	45,619	(33,520)	(395,204)	64,788
Transfers for policy loans	(10,171)	(1,118)	(27,268)	(14,447)	(12,848)
Policy charges	(42,702)	(22,665)	(17,669)	(1,270,475)	(35,398)
Contract terminations:
Surrender benefits	(44,171)	(2,626)	(719)	(1,825,841)	(549)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(77,084)	68,928	(62,776)	(2,789,812)	169,997
Increase (decrease) in net assets	4,357	117,265	6,370	1,352,908	273,332
Net assets at beginning of year	1,197,880	298,626	541,881	32,793,527	528,171
Net assets at end of year	$1,202,237	$415,891	$548,251	$34,146,435	$801,503

Accumulation unit activity
Units outstanding at beginning of year	940,952	138,550	117,867	8,049,457	309,273
Units purchased	157,603	41,594	3,426	285,486	122,571
Units redeemed	(209,034)	(11,823)	(17,007)	(924,180)	(26,665)
Units outstanding at end of year	889,521	168,321	104,286	7,410,763	405,179
See accompanying notes to financial statements.
RiverSource of New York Account 8 ■ 59

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 1	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3
Operations
Investment income (loss) — net	$—	$(71,195)	$839	$265	$(7,649)
Net realized gain (loss) on sales of investments	2,149	1,392,780	(498)	(5,223)	(59,549)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	50,217	545,711	87,484	121,485	624,796
Net increase (decrease) in net assets resulting from operations	52,366	1,867,296	87,825	116,527	557,598

Contract transactions
Contract purchase payments	9,558	281,637	50,381	27,562	72,237
Net transfers(1)	23,675	(129,585)	16,139	(6,395)	(50,260)
Transfers for policy loans	—	(88,291)	—	(18,323)	9,161
Policy charges	(4,948)	(352,719)	(12,690)	(13,883)	(54,798)
Contract terminations:
Surrender benefits	(308)	(419,479)	(32)	(1,430)	(30,332)
Death benefits	—	(41,893)	—	—	—
Increase (decrease) from transactions	27,977	(750,330)	53,798	(12,469)	(53,992)
Increase (decrease) in net assets	80,343	1,116,966	141,623	104,058	503,606
Net assets at beginning of year	322,661	12,854,074	252,014	378,060	1,854,983
Net assets at end of year	$403,004	$13,971,040	$393,637	$482,118	$2,358,589

Accumulation unit activity
Units outstanding at beginning of year	105,682	3,114,323	222,132	269,789	726,270
Units purchased	10,156	678,139	52,281	17,497	123,487
Units redeemed	(1,617)	(476,321)	(9,910)	(24,388)	(90,725)
Units outstanding at end of year	114,221	3,316,141	264,503	262,898	759,032
See accompanying notes to financial statements.
 60 ■ RiverSource of New York Account 8

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Col VP Emerg Mkts Bond, Cl 1	Col VP Emerg Mkts Bond, Cl 2	Col VP Govt Money Mkt, Cl 1	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3
Operations
Investment income (loss) — net	$2,575	$922	$20,858	$18,394	$122,183
Net realized gain (loss) on sales of investments	187	(37)	—	—	1
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	2,981	1,260	(1)	(1)	—
Net increase (decrease) in net assets resulting from operations	5,743	2,145	20,857	18,393	122,184

Contract transactions
Contract purchase payments	10,985	689	129,161	91,711	220,478
Net transfers(1)	2,244	—	77,284	(39,968)	(17,995)
Transfers for policy loans	(830)	—	—	(13,286)	128,534
Policy charges	(2,034)	(415)	(26,336)	(20,140)	(271,128)
Contract terminations:
Surrender benefits	—	—	—	(3,615)	(207,128)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	10,365	274	180,109	14,702	(147,239)
Increase (decrease) in net assets	16,108	2,419	200,966	33,095	(25,055)
Net assets at beginning of year	38,025	16,847	496,735	494,630	3,692,597
Net assets at end of year	$54,133	$19,266	$697,701	$527,725	$3,667,542

Accumulation unit activity
Units outstanding at beginning of year	34,578	12,713	438,092	432,457	3,376,528
Units purchased	11,566	494	176,466	78,283	570,998
Units redeemed	(2,498)	(301)	(22,750)	(65,872)	(711,758)
Units outstanding at end of year	43,646	12,906	591,808	444,868	3,235,768
See accompanying notes to financial statements.
RiverSource of New York Account 8 ■ 61

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Col VP Hi Yield Bond, Cl 1	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 1	Col VP Inc Opp, Cl 2
Operations
Investment income (loss) — net	$19,282	$23,204	$149,380	$537	$1,612
Net realized gain (loss) on sales of investments	789	(807)	(23,177)	(104)	70
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	7,164	9,555	81,493	1,997	5,653
Net increase (decrease) in net assets resulting from operations	27,235	31,952	207,696	2,430	7,335

Contract transactions
Contract purchase payments	154,529	22,083	51,130	5,399	3,574
Net transfers(1)	26,734	10,038	86,398	(3,484)	(3,784)
Transfers for policy loans	(70)	(18,052)	(4,414)	—	—
Policy charges	(21,085)	(12,714)	(72,934)	(1,257)	(2,756)
Contract terminations:
Surrender benefits	(361)	(141)	(67,784)	—	(5,039)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	159,747	1,214	(7,604)	658	(8,005)
Increase (decrease) in net assets	186,982	33,166	200,092	3,088	(670)
Net assets at beginning of year	225,402	368,481	2,583,872	27,357	89,371
Net assets at end of year	$412,384	$401,647	$2,783,964	$30,445	$88,701

Accumulation unit activity
Units outstanding at beginning of year	170,489	210,790	996,371	21,205	53,149
Units purchased	131,749	17,766	238,052	3,992	2,056
Units redeemed	(15,576)	(16,783)	(137,038)	(3,503)	(6,555)
Units outstanding at end of year	286,662	211,773	1,097,385	21,694	48,650
See accompanying notes to financial statements.
 62 ■ RiverSource of New York Account 8

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 1	Col VP Inter Bond, Cl 2	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 1
Operations
Investment income (loss) — net	$16,690	$10,593	$5,540	$273,015	$—
Net realized gain (loss) on sales of investments	(18,570)	(3,337)	(954)	(178,527)	29,691
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	96,647	7,456	3,374	369,609	548,288
Net increase (decrease) in net assets resulting from operations	94,767	14,712	7,960	464,097	577,979

Contract transactions
Contract purchase payments	26,083	151,836	17,536	174,871	809,136
Net transfers(1)	(37,587)	6,512	18,569	(47,408)	213,792
Transfers for policy loans	(3,936)	—	(1,034)	(12,587)	7,514
Policy charges	(28,725)	(17,994)	(4,292)	(232,276)	(143,096)
Contract terminations:
Surrender benefits	(53,427)	—	(696)	(227,973)	(1,287)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(97,592)	140,354	30,083	(345,373)	886,059
Increase (decrease) in net assets	(2,825)	155,066	38,043	118,724	1,464,038
Net assets at beginning of year	1,255,654	115,701	66,086	5,767,393	2,849,265
Net assets at end of year	$1,252,829	$270,767	$104,129	$5,886,117	$4,313,303

Accumulation unit activity
Units outstanding at beginning of year	622,475	106,717	54,495	3,644,272	1,064,402
Units purchased	16,930	137,988	29,126	457,738	374,927
Units redeemed	(55,016)	(15,715)	(4,730)	(576,053)	(51,877)
Units outstanding at end of year	584,389	228,990	78,891	3,525,957	1,387,452
See accompanying notes to financial statements.
RiverSource of New York Account 8 ■ 63

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 1	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 1
Operations
Investment income (loss) — net	$—	$(20,826)	$—	$(78,606)	$6,076
Net realized gain (loss) on sales of investments	18,662	291,292	52,175	1,263,732	57
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	78,056	287,518	1,648,823	1,558,802	(1,700)
Net increase (decrease) in net assets resulting from operations	96,718	557,984	1,700,998	2,743,928	4,433

Contract transactions
Contract purchase payments	34,716	74,049	1,802,485	377,649	19,406
Net transfers(1)	6,965	(81,819)	1,316,885	292,260	45,265
Transfers for policy loans	(21,892)	46,932	(25,645)	(145,670)	—
Policy charges	(9,310)	(90,585)	(637,285)	(332,753)	(8,773)
Contract terminations:
Surrender benefits	(17,982)	(93,640)	(15,607)	(670,302)	—
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(7,503)	(145,063)	2,440,833	(478,816)	55,898
Increase (decrease) in net assets	89,215	412,921	4,141,831	2,265,112	60,331
Net assets at beginning of year	640,113	3,745,761	8,511,811	16,440,960	44,269
Net assets at end of year	$729,328	$4,158,682	$12,653,642	$18,706,072	$104,600

Accumulation unit activity
Units outstanding at beginning of year	108,794	692,592	3,730,062	2,986,091	37,692
Units purchased	6,793	82,089	1,266,194	534,824	53,291
Units redeemed	(8,590)	(63,796)	(280,246)	(333,439)	(7,240)
Units outstanding at end of year	106,997	710,885	4,716,010	3,187,476	83,743
See accompanying notes to financial statements.
 64 ■ RiverSource of New York Account 8

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 1	Col VP Long Govt/Cr Bond, Cl 2	Col VP Overseas Core, Cl 1	Col VP Overseas Core, Cl 2
Operations
Investment income (loss) — net	$51,522	$3,303	$70	$12,543	$3,665
Net realized gain (loss) on sales of investments	750	(1,296)	(156)	2,519	3,654
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(3,481)	(337)	143	216,546	61,416
Net increase (decrease) in net assets resulting from operations	48,791	1,670	57	231,608	68,735

Contract transactions
Contract purchase payments	5,136	10,321	259	154,775	7,040
Net transfers(1)	42,766	15,542	—	118,179	(18,915)
Transfers for policy loans	(26,903)	—	—	—	(120)
Policy charges	(18,212)	(1,468)	(31)	(43,414)	(3,525)
Contract terminations:
Surrender benefits	(9,675)	—	(476)	(1,580)	(110)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(6,888)	24,395	(248)	227,960	(15,630)
Increase (decrease) in net assets	41,903	26,065	(191)	459,568	53,105
Net assets at beginning of year	882,963	10,416	717	527,712	196,503
Net assets at end of year	$924,866	$36,481	$526	$987,280	$249,608

Accumulation unit activity
Units outstanding at beginning of year	795,296	10,579	638	384,087	107,729
Units purchased	82,715	25,730	224	162,538	3,438
Units redeemed	(93,833)	(1,434)	(421)	(26,913)	(11,904)
Units outstanding at end of year	784,178	34,875	441	519,712	99,263
See accompanying notes to financial statements.
RiverSource of New York Account 8 ■ 65

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Col VP Overseas Core, Cl 3	Col VP Sel Gbl Tech, Cl 1	Col VP Sel Gbl Tech, Cl 2	Col VP Select Lg Cap Val, Cl 1	Col VP Select Lg Cap Val, Cl 2
Operations
Investment income (loss) — net	$52,299	$—	$—	$—	$—
Net realized gain (loss) on sales of investments	172,560	11,375	80	20,732	4,797
Distributions from capital gains	—	43,289	16,586	—	—
Net change in unrealized appreciation (depreciation) of investments	1,480,929	91,265	35,803	272,192	52,636
Net increase (decrease) in net assets resulting from operations	1,705,788	145,929	52,469	292,924	57,433

Contract transactions
Contract purchase payments	181,719	111,444	3,650	280,033	12,228
Net transfers(1)	201,042	27,603	48,918	(1,241)	(7,050)
Transfers for policy loans	5,749	(37,239)	20	(903)	(2,074)
Policy charges	(220,801)	(37,903)	(583)	(88,728)	(5,561)
Contract terminations:
Surrender benefits	(291,903)	(39)	—	(509)	—
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(124,194)	63,866	52,005	188,652	(2,457)
Increase (decrease) in net assets	1,581,594	209,795	104,474	481,576	54,976
Net assets at beginning of year	4,623,798	367,861	102,548	899,340	204,245
Net assets at end of year	$6,205,392	$577,656	$207,022	$1,380,916	$259,221

Accumulation unit activity
Units outstanding at beginning of year	3,143,782	231,373	64,936	506,999	55,434
Units purchased	243,622	82,030	32,959	147,663	3,170
Units redeemed	(313,047)	(43,734)	(335)	(47,738)	(3,627)
Units outstanding at end of year	3,074,357	269,669	97,560	606,924	54,977
See accompanying notes to financial statements.
 66 ■ RiverSource of New York Account 8

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Col VP Select Lg Cap Val, Cl 3	Col VP Select Mid Cap Gro, Cl 1	Col VP Select Mid Cap Gro, Cl 2	Col VP Select Mid Cap Gro, Cl 3	Col VP Select Mid Cap Val, Cl 1
Operations
Investment income (loss) — net	$(3,922)	$—	$—	$(6,293)	$—
Net realized gain (loss) on sales of investments	99,401	2,722	11,673	135,119	1,794
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	113,140	84,765	11,042	45,290	72,895
Net increase (decrease) in net assets resulting from operations	208,619	87,487	22,715	174,116	74,689

Contract transactions
Contract purchase payments	9,282	78,964	8,606	21,410	102,278
Net transfers(1)	(41,996)	26,754	(6,945)	103,658	17,042
Transfers for policy loans	47,863	(448)	—	12,291	—
Policy charges	(18,364)	(18,996)	(1,898)	(22,153)	(32,196)
Contract terminations:
Surrender benefits	(34,827)	—	(330)	(141,872)	(249)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(38,042)	86,274	(567)	(26,666)	86,875
Increase (decrease) in net assets	170,577	173,761	22,148	147,450	161,564
Net assets at beginning of year	774,146	523,832	122,265	1,200,223	465,104
Net assets at end of year	$944,723	$697,593	$144,413	$1,347,673	$626,668

Accumulation unit activity
Units outstanding at beginning of year	186,370	266,259	31,170	295,741	258,911
Units purchased	85,981	50,827	2,027	49,007	64,006
Units redeemed	(36,327)	(9,125)	(1,144)	(33,986)	(17,398)
Units outstanding at end of year	236,024	307,961	32,053	310,762	305,519
See accompanying notes to financial statements.
RiverSource of New York Account 8 ■ 67

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Col VP Select Mid Cap Val, Cl 2	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 1	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3
Operations
Investment income (loss) — net	$—	$(4,047)	$—	$—	$(5,742)
Net realized gain (loss) on sales of investments	3,813	107,007	1,497	1,109	130,779
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	21,491	31,429	14,277	11,046	(68,239)
Net increase (decrease) in net assets resulting from operations	25,304	134,389	15,774	12,155	56,798

Contract transactions
Contract purchase payments	5,688	25,933	68,518	6,751	26,007
Net transfers(1)	5,515	(28,267)	10,684	11,546	(129,295)
Transfers for policy loans	(4,145)	(19,687)	—	—	127
Policy charges	(4,243)	(23,245)	(14,138)	(4,761)	(33,422)
Contract terminations:
Surrender benefits	(2,186)	(7,183)	(385)	—	(30,527)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	629	(52,449)	64,679	13,536	(167,110)
Increase (decrease) in net assets	25,933	81,940	80,453	25,691	(110,312)
Net assets at beginning of year	178,516	988,743	166,369	169,828	1,217,309
Net assets at end of year	$204,449	$1,070,683	$246,822	$195,519	$1,106,997

Accumulation unit activity
Units outstanding at beginning of year	51,264	285,745	104,737	53,584	275,450
Units purchased	3,125	97,591	50,281	5,973	65,009
Units redeemed	(2,831)	(49,830)	(9,233)	(1,523)	(56,301)
Units outstanding at end of year	51,558	333,506	145,785	58,034	284,158
See accompanying notes to financial statements.
 68 ■ RiverSource of New York Account 8

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Col VP Strategic Inc, Cl 1	Col VP Strategic Inc, Cl 2	Col VP US Govt Mtge, Cl 1	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3
Operations
Investment income (loss) — net	$10,960	$13,313	$585	$305	$18,842
Net realized gain (loss) on sales of investments	(220)	1,385	(29)	(201)	(27,642)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	5,128	6,478	1,604	1,330	106,656
Net increase (decrease) in net assets resulting from operations	15,868	21,176	2,160	1,434	97,856

Contract transactions
Contract purchase payments	44,078	37,060	4,418	306	53,282
Net transfers(1)	19,658	16,473	501	(4,189)	(22,024)
Transfers for policy loans	(253)	(6,037)	—	—	(7,083)
Policy charges	(15,848)	(80,760)	(2,096)	(955)	(60,268)
Contract terminations:
Surrender benefits	—	—	—	—	(8,693)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	47,635	(33,264)	2,823	(4,838)	(44,786)
Increase (decrease) in net assets	63,503	(12,088)	4,983	(3,404)	53,070
Net assets at beginning of year	203,851	283,993	21,954	18,922	1,184,019
Net assets at end of year	$267,354	$271,905	$26,937	$15,518	$1,237,089

Accumulation unit activity
Units outstanding at beginning of year	171,794	199,307	21,645	16,665	974,870
Units purchased	51,196	37,576	4,652	259	169,431
Units redeemed	(13,049)	(58,815)	(1,975)	(4,366)	(197,669)
Units outstanding at end of year	209,941	178,068	24,322	12,558	946,632
See accompanying notes to financial statements.
RiverSource of New York Account 8 ■ 69

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	CS Commodity Return, Cl 1	CTIVP AC Div Bond, Cl 1	CTIVP AC Div Bond, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 1	CTIVP BR Gl Infl Prot Sec, Cl 2
Operations
Investment income (loss) — net	$14,117	$1,459	$773	$1,883	$707
Net realized gain (loss) on sales of investments	(8,319)	(313)	(140)	(1,991)	(25)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	48,528	1,899	1,175	2,165	68
Net increase (decrease) in net assets resulting from operations	54,326	3,045	1,808	2,057	750

Contract transactions
Contract purchase payments	13,319	12,997	1,320	7,715	2,726
Net transfers(1)	4,965	4,788	—	12	—
Transfers for policy loans	(1,480)	—	551	(5,606)	—
Policy charges	(8,072)	(1,991)	(1,264)	(2,824)	(529)
Contract terminations:
Surrender benefits	(3,692)	—	—	—	(30)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	5,040	15,794	607	(703)	2,167
Increase (decrease) in net assets	59,366	18,839	2,415	1,354	2,917
Net assets at beginning of year	363,733	29,756	24,391	47,976	18,696
Net assets at end of year	$423,099	$48,595	$26,806	$49,330	$21,613

Accumulation unit activity
Units outstanding at beginning of year	415,316	27,933	20,694	46,547	15,984
Units purchased	38,593	16,311	1,547	7,354	2,280
Units redeemed	(31,766)	(1,800)	(1,034)	(7,981)	(469)
Units outstanding at end of year	422,143	42,444	21,207	45,920	17,795
See accompanying notes to financial statements.
 70 ■ RiverSource of New York Account 8

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP CenterSquare Real Est, Cl 1	CTIVP CenterSquare Real Est, Cl 2	CTIVP Prin Lg Cap Gro, Cl 1	CTIVP Prin Lg Cap Gro, Cl 2
Operations
Investment income (loss) — net	$15,116	$2,445	$5,365	$—	$—
Net realized gain (loss) on sales of investments	(30,924)	(261)	(4,028)	1,545	5,083
Distributions from capital gains	—	4,446	10,651	—	—
Net change in unrealized appreciation (depreciation) of investments	32,565	(4,734)	(7,746)	24,164	8,434
Net increase (decrease) in net assets resulting from operations	16,757	1,896	4,242	25,709	13,517

Contract transactions
Contract purchase payments	24,886	12,745	11,379	31,705	6,350
Net transfers(1)	(11,119)	(828)	(4,581)	14,161	—
Transfers for policy loans	1,580	(1,633)	(9,036)	(448)	(8,577)
Policy charges	(32,361)	(3,072)	(6,516)	(11,799)	(4,036)
Contract terminations:
Surrender benefits	(29,251)	—	(2,952)	—	(3,309)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(46,265)	7,212	(11,706)	33,619	(9,572)
Increase (decrease) in net assets	(29,508)	9,108	(7,464)	59,328	3,945
Net assets at beginning of year	517,698	80,823	207,575	165,077	116,623
Net assets at end of year	$488,190	$89,931	$200,111	$224,405	$120,568

Accumulation unit activity
Units outstanding at beginning of year	385,099	56,675	101,951	73,703	22,022
Units purchased	50,344	8,857	5,538	19,458	1,111
Units redeemed	(76,519)	(3,823)	(11,233)	(5,100)	(3,072)
Units outstanding at end of year	358,924	61,709	96,256	88,061	20,061
See accompanying notes to financial statements.
RiverSource of New York Account 8 ■ 71

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	CTIVP T Rowe Price LgCap Val, Cl 1	CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP TCW Core Plus Bond, Cl 1	CTIVP TCW Core Plus Bond, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 1
Operations
Investment income (loss) — net	$—	$—	$4,102	$1,975	$—
Net realized gain (loss) on sales of investments	5,054	1,349	(311)	(65)	9,271
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	31,402	17,676	2,478	1,111	11,051
Net increase (decrease) in net assets resulting from operations	36,456	19,025	6,269	3,021	20,322

Contract transactions
Contract purchase payments	78,188	6,465	8,588	647	171,759
Net transfers(1)	37,174	5,355	(289)	—	11,277
Transfers for policy loans	651	(165)	—	—	(16,859)
Policy charges	(23,587)	(1,723)	(5,623)	(1,315)	(36,026)
Contract terminations:
Surrender benefits	(534)	—	—	—	(221)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	91,892	9,932	2,676	(668)	129,930
Increase (decrease) in net assets	128,348	28,957	8,945	2,353	150,252
Net assets at beginning of year	229,224	150,027	83,356	42,424	757,846
Net assets at end of year	$357,572	$178,984	$92,301	$44,777	$908,098

Accumulation unit activity
Units outstanding at beginning of year	133,695	53,322	78,699	37,292	400,633
Units purchased	65,369	4,053	7,703	546	96,621
Units redeemed	(13,514)	(638)	(5,371)	(1,118)	(27,823)
Units outstanding at end of year	185,550	56,737	81,031	36,720	469,431
See accompanying notes to financial statements.
 72 ■ RiverSource of New York Account 8

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	CTIVP Vty Sycamore Estb Val, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP Wellington Lg Cap Val, Cl 1	CTIVP Wellington Lg Cap Val, Cl 2	CTIVP Westfield Mid Cap Gro, Cl 1
Operations
Investment income (loss) — net	$—	$(6,453)	$—	$—	$—
Net realized gain (loss) on sales of investments	53,675	76,809	4,888	11,463	7,007
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(44,498)	(41,005)	120,892	47,818	9,279
Net increase (decrease) in net assets resulting from operations	9,177	29,351	125,780	59,281	16,286

Contract transactions
Contract purchase payments	34,448	15,986	131,384	13,620	45,580
Net transfers(1)	(98,402)	301,581	131,902	6,491	(15,768)
Transfers for policy loans	1	37,127	—	(140)	806
Policy charges	(12,147)	(13,902)	(48,902)	(5,929)	(7,866)
Contract terminations:
Surrender benefits	(334)	(109,868)	(966)	(725)	—
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(76,434)	230,924	213,418	13,317	22,752
Increase (decrease) in net assets	(67,257)	260,275	339,198	72,598	39,038
Net assets at beginning of year	548,799	1,112,696	533,567	285,727	120,981
Net assets at end of year	$481,542	$1,372,971	$872,765	$358,325	$160,019

Accumulation unit activity
Units outstanding at beginning of year	135,268	221,544	312,584	86,525	61,424
Units purchased	8,485	118,766	140,783	6,119	22,743
Units redeemed	(27,391)	(33,169)	(26,987)	(1,924)	(10,572)
Units outstanding at end of year	116,362	307,141	426,380	90,720	73,595
See accompanying notes to financial statements.
RiverSource of New York Account 8 ■ 73

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	CTIVP Westfield Mid Cap Gro, Cl 2	CTIVP Westfield Sel Lg Cp Gr, Cl 1	CTIVP Westfield Sel Lg Cp Gr, Cl 2	CVT EAFE Intl Index, Cl F	CVT EAFE Intl Index, Cl I
Operations
Investment income (loss) — net	$—	$—	$—	$440	$7,400
Net realized gain (loss) on sales of investments	8,277	1,696	853	394	5,944
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(3,787)	38,118	10,991	3,906	56,684
Net increase (decrease) in net assets resulting from operations	4,490	39,814	11,844	4,740	70,028

Contract transactions
Contract purchase payments	3,121	20,095	4,738	—	133,983
Net transfers(1)	(29,430)	3,124	(888)	(2,465)	131,339
Transfers for policy loans	6	—	(1,389)	—	—
Policy charges	(501)	(8,715)	(2,597)	(1,937)	(20,150)
Contract terminations:
Surrender benefits	(1,213)	—	—	—	(216)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(28,017)	14,504	(136)	(4,402)	244,956
Increase (decrease) in net assets	(23,527)	54,318	11,708	338	314,984
Net assets at beginning of year	90,162	215,499	67,471	18,261	169,263
Net assets at end of year	$66,635	$269,817	$79,179	$18,599	$484,247

Accumulation unit activity
Units outstanding at beginning of year	23,850	116,506	15,818	15,401	142,007
Units purchased	804	12,350	1,175	—	182,629
Units redeemed	(8,648)	(4,466)	(1,125)	(3,394)	(14,274)
Units outstanding at end of year	16,006	124,390	15,868	12,007	310,362
See accompanying notes to financial statements.
 74 ■ RiverSource of New York Account 8

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	CVT Nasdaq 100 Index, Cl F	CVT Nasdaq 100 Index, Cl I	CVT Russ 2000 Sm Cap Ind, Cl F	CVT Russ 2000 Sm Cap Ind, Cl I	DWS Alt Asset Alloc VIP, Cl A
Operations
Investment income (loss) — net	$263	$1,556	$291	$1,978	$6,833
Net realized gain (loss) on sales of investments	2,178	3,106	77	680	308
Distributions from capital gains	1,542	9,131	947	6,435	—
Net change in unrealized appreciation (depreciation) of investments	12,249	87,968	844	7,090	10,582
Net increase (decrease) in net assets resulting from operations	16,232	101,761	2,159	16,183	17,723

Contract transactions
Contract purchase payments	14,425	234,792	3,146	109,605	48,189
Net transfers(1)	5,586	52,005	—	68,005	67,159
Transfers for policy loans	20	(1,229)	—	—	(858)
Policy charges	(2,712)	(52,974)	(1,817)	(16,597)	(10,380)
Contract terminations:
Surrender benefits	—	—	—	—	(114)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	17,319	232,594	1,329	161,013	103,996
Increase (decrease) in net assets	33,551	334,355	3,488	177,196	121,719
Net assets at beginning of year	65,957	360,945	16,721	86,606	135,029
Net assets at end of year	$99,508	$695,300	$20,209	$263,802	$256,748

Accumulation unit activity
Units outstanding at beginning of year	40,194	218,493	13,588	70,000	101,885
Units purchased	11,847	161,822	2,511	132,808	81,540
Units redeemed	(1,550)	(30,720)	(1,466)	(13,201)	(8,101)
Units outstanding at end of year	50,491	349,595	14,633	189,607	175,324
See accompanying notes to financial statements.
RiverSource of New York Account 8 ■ 75

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	EV VT Floating-Rate Inc, Inst Cl(2)	Fid VIP Contrafund, Init Cl	Fid VIP Contrafund, Serv Cl 2
Operations
Investment income (loss) — net	$11,945	$84,489	$461	$4,099	$(40,688)
Net realized gain (loss) on sales of investments	818	(20,442)	(3)	9,543	215,284
Distributions from capital gains	—	—	—	448,457	1,515,934
Net change in unrealized appreciation (depreciation) of investments	21,580	(18,428)	(207)	56,370	6,134
Net increase (decrease) in net assets resulting from operations	34,343	45,619	251	518,469	1,696,664

Contract transactions
Contract purchase payments	13,426	16,788	546	603,665	256,998
Net transfers(1)	77,838	(125,599)	40	206,480	262,772
Transfers for policy loans	(16,345)	(45,926)	—	(18,327)	153,743
Policy charges	(9,751)	(27,715)	(314)	(131,854)	(204,856)
Contract terminations:
Surrender benefits	(10,085)	(36,596)	—	(15,495)	(171,548)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	55,083	(219,048)	272	644,469	297,109
Increase (decrease) in net assets	89,426	(173,429)	523	1,162,938	1,993,773
Net assets at beginning of year	308,271	1,455,720	6,126	2,012,247	7,879,819
Net assets at end of year	$397,697	$1,282,291	$6,649	$3,175,185	$9,873,592

Accumulation unit activity
Units outstanding at beginning of year	228,440	888,922	3,673	785,153	1,384,664
Units purchased	70,790	74,759	507	294,371	357,287
Units redeemed	(25,457)	(181,643)	(285)	(59,676)	(133,853)
Units outstanding at end of year	273,773	782,038	3,895	1,019,848	1,608,098
See accompanying notes to financial statements.
 76 ■ RiverSource of New York Account 8

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Fid VIP Emer Mkts, Init Cl	Fid VIP Energy, Init Cl	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Gro Opp, Init Cl
Operations
Investment income (loss) — net	$953	$53	$46,080	$28,709	$—
Net realized gain (loss) on sales of investments	1,176	(30)	202,600	198,305	(221)
Distributions from capital gains	367	—	527,382	271,539	1,340
Net change in unrealized appreciation (depreciation) of investments	13,212	169	260,018	23,816	14,725
Net increase (decrease) in net assets resulting from operations	15,708	192	1,036,080	522,369	15,844

Contract transactions
Contract purchase payments	36,813	1,496	100,954	49,296	9,860
Net transfers(1)	3,581	36	(16,043)	171,189	(28,195)
Transfers for policy loans	—	—	91,723	(62,537)	—
Policy charges	(1,337)	(95)	(178,509)	(54,894)	(797)
Contract terminations:
Surrender benefits	(96)	—	(305,745)	(51,970)	—
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	38,961	1,437	(307,620)	51,084	(19,132)
Increase (decrease) in net assets	54,669	1,629	728,460	573,453	(3,288)
Net assets at beginning of year	3,298	1,231	5,240,442	2,453,023	98,715
Net assets at end of year	$57,967	$2,860	$5,968,902	$3,026,476	$95,427

Accumulation unit activity
Units outstanding at beginning of year	2,833	1,061	855,419	852,975	71,300
Units purchased	34,367	1,366	43,578	234,758	6,588
Units redeemed	(987)	(86)	(86,184)	(174,360)	(21,369)
Units outstanding at end of year	36,213	2,341	812,813	913,373	56,519
See accompanying notes to financial statements.
RiverSource of New York Account 8 ■ 77

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Fid VIP Invest Gr, Init Cl	Fid VIP Mid Cap, Init Cl	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl
Operations
Investment income (loss) — net	$1,593	$5,421	$(19,347)	$(4,594)	$15,435
Net realized gain (loss) on sales of investments	15	(18,375)	44,042	(22,292)	29,057
Distributions from capital gains	—	123,826	707,850	703,456	161,537
Net change in unrealized appreciation (depreciation) of investments	1,325	37,342	(67,996)	(30,392)	98,772
Net increase (decrease) in net assets resulting from operations	2,933	148,214	664,549	646,178	304,801

Contract transactions
Contract purchase payments	16,417	340,009	100,739	125,249	39,313
Net transfers(1)	3,803	155,184	(42,504)	56,972	(7,065)
Transfers for policy loans	—	(7,038)	1,534	(56,317)	21,872
Policy charges	(5,305)	(65,605)	(196,339)	(103,220)	(43,037)
Contract terminations:
Surrender benefits	—	(5,633)	(256,360)	(95,016)	(49,764)
Death benefits	—	—	—	(18,343)	—
Increase (decrease) from transactions	14,915	416,917	(392,930)	(90,675)	(38,681)
Increase (decrease) in net assets	17,848	565,131	271,619	555,503	266,120
Net assets at beginning of year	36,743	869,539	6,222,657	5,802,465	1,589,418
Net assets at end of year	$54,591	$1,434,670	$6,494,276	$6,357,968	$1,855,538

Accumulation unit activity
Units outstanding at beginning of year	36,034	476,008	915,663	2,223,076	595,510
Units purchased	18,867	268,636	21,585	498,124	18,585
Units redeemed	(4,971)	(41,869)	(75,417)	(429,290)	(33,621)
Units outstanding at end of year	49,930	702,775	861,831	2,291,910	580,474
See accompanying notes to financial statements.
 78 ■ RiverSource of New York Account 8

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Init Cl	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2	Frank Inc, Cl 1
Operations
Investment income (loss) — net	$14,034	$25,599	$2,077	$16,885	$3,603
Net realized gain (loss) on sales of investments	63,177	3,421	74	(40,672)	115
Distributions from capital gains	121,771	—	—	—	721
Net change in unrealized appreciation (depreciation) of investments	36,156	23,516	1,828	155,428	4,783
Net increase (decrease) in net assets resulting from operations	235,138	52,536	3,979	131,641	9,222

Contract transactions
Contract purchase payments	29,670	185,821	21,142	67,536	56,560
Net transfers(1)	(63,757)	(216,800)	21,991	(50,105)	5,251
Transfers for policy loans	(779)	(11,856)	(232)	9,558	—
Policy charges	(21,265)	(42,357)	(2,245)	(62,796)	(8,884)
Contract terminations:
Surrender benefits	(26,815)	(2,988)	(771)	(52,984)	—
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(82,946)	(88,180)	39,885	(88,791)	52,927
Increase (decrease) in net assets	152,192	(35,644)	43,864	42,850	62,149
Net assets at beginning of year	1,237,285	601,820	23,289	1,802,383	61,370
Net assets at end of year	$1,389,477	$566,176	$67,153	$1,845,233	$123,519

Accumulation unit activity
Units outstanding at beginning of year	693,170	492,241	16,021	835,984	43,489
Units purchased	91,795	146,811	28,644	134,387	39,965
Units redeemed	(126,529)	(213,607)	(2,120)	(117,436)	(5,907)
Units outstanding at end of year	658,436	425,445	42,545	852,935	77,547
See accompanying notes to financial statements.
RiverSource of New York Account 8 ■ 79

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Frank Inc, Cl 2	Frank Mutual Shares, Cl 1	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 1	Frank Sm Cap Val, Cl 2
Operations
Investment income (loss) — net	$21,686	$815	$30,110	$3,492	$18,294
Net realized gain (loss) on sales of investments	(815)	119	(34,453)	299	(58,041)
Distributions from capital gains	5,098	3,536	185,784	21,971	246,722
Net change in unrealized appreciation (depreciation) of investments	28,193	(714)	12,079	(1,051)	(1,084)
Net increase (decrease) in net assets resulting from operations	54,162	3,756	193,520	24,711	205,891

Contract transactions
Contract purchase payments	9,348	6,526	56,894	111,569	53,331
Net transfers(1)	28,815	—	14,328	7,849	(40,773)
Transfers for policy loans	3,997	—	(12,051)	—	(20,050)
Policy charges	(16,940)	(2,704)	(37,630)	(17,181)	(58,683)
Contract terminations:
Surrender benefits	(48,117)	—	(9,548)	(1,339)	(49,492)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(22,897)	3,822	11,993	100,898	(115,667)
Increase (decrease) in net assets	31,265	7,578	205,513	125,609	90,224
Net assets at beginning of year	478,492	30,565	1,752,176	247,381	2,972,298
Net assets at end of year	$509,757	$38,143	$1,957,689	$372,990	$3,062,522

Accumulation unit activity
Units outstanding at beginning of year	313,296	20,534	576,964	148,955	707,609
Units purchased	29,066	4,124	236,240	70,298	188,524
Units redeemed	(46,940)	(1,741)	(125,769)	(11,082)	(99,821)
Units outstanding at end of year	295,422	22,917	687,435	208,171	796,312
See accompanying notes to financial statements.
 80 ■ RiverSource of New York Account 8

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	GS VIT Mid Cap Val, Inst	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II
Operations
Investment income (loss) — net	$44,442	$630	$6,908	$(5,190)	$(4,648)
Net realized gain (loss) on sales of investments	45,650	3,999	151,517	33,931	32,587
Distributions from capital gains	681,715	33,849	411,506	73,992	126,809
Net change in unrealized appreciation (depreciation) of investments	(239,111)	17,456	(120,072)	(23,239)	(31,960)
Net increase (decrease) in net assets resulting from operations	532,696	55,934	449,859	79,494	122,788

Contract transactions
Contract purchase payments	126,800	8,955	62,511	10,026	12,068
Net transfers(1)	(137,276)	(1,627)	(156,860)	(5,156)	(18,393)
Transfers for policy loans	(187)	2,889	(38,583)	11,251	2,915
Policy charges	(141,745)	(12,546)	(61,594)	(23,491)	(14,096)
Contract terminations:
Surrender benefits	(187,601)	(62,957)	(97,358)	(59,715)	(15,836)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(340,009)	(65,286)	(291,884)	(67,085)	(33,342)
Increase (decrease) in net assets	192,687	(9,352)	157,975	12,409	89,446
Net assets at beginning of year	6,330,532	446,097	3,151,214	773,227	1,174,764
Net assets at end of year	$6,523,219	$436,745	$3,309,189	$785,636	$1,264,210

Accumulation unit activity
Units outstanding at beginning of year	1,354,490	73,025	537,375	150,898	285,793
Units purchased	335,356	2,039	159,126	4,379	40,082
Units redeemed	(210,714)	(14,664)	(112,571)	(16,710)	(37,707)
Units outstanding at end of year	1,479,132	60,400	583,930	138,567	288,168
See accompanying notes to financial statements.
RiverSource of New York Account 8 ■ 81

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Invesco VI Bal Risk Alloc, Ser I	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Dis Mid Cap Gro, Ser I
Operations
Investment income (loss) — net	$2,985	$19,802	$5,050	$(25,199)	$(5,166)
Net realized gain (loss) on sales of investments	(462)	(1,247)	5,825	257,385	9,849
Distributions from capital gains	—	—	62,727	914,520	82,408
Net change in unrealized appreciation (depreciation) of investments	872	5,319	14,869	591,269	(45,023)
Net increase (decrease) in net assets resulting from operations	3,395	23,874	88,471	1,737,975	42,068

Contract transactions
Contract purchase payments	12,576	8,880	5,943	268,723	31,938
Net transfers(1)	(3,021)	8,726	11,958	(243,252)	10,370
Transfers for policy loans	—	454	1,245	(13,091)	(788)
Policy charges	(2,859)	(2,532)	(10,388)	(397,552)	(19,783)
Contract terminations:
Surrender benefits	—	(177)	(7,968)	(850,712)	(30,514)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	6,696	15,351	790	(1,235,884)	(8,777)
Increase (decrease) in net assets	10,091	39,225	89,261	502,091	33,291
Net assets at beginning of year	35,948	279,578	533,190	11,977,612	976,451
Net assets at end of year	$46,039	$318,803	$622,451	$12,479,703	$1,009,742

Accumulation unit activity
Units outstanding at beginning of year	29,080	201,489	136,271	1,889,391	571,573
Units purchased	9,778	14,711	28,292	41,253	68,148
Units redeemed	(4,694)	(3,797)	(12,398)	(224,237)	(65,286)
Units outstanding at end of year	34,164	212,403	152,165	1,706,407	574,435
See accompanying notes to financial statements.
 82 ■ RiverSource of New York Account 8

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Invesco VI Div Divd, Ser I	Invesco VI EQV Intl Eq, Ser II	Invesco VI Gbl Strat Inc, Ser I	Invesco VI Gbl Strat Inc, Ser II	Invesco VI Global, Ser I
Operations
Investment income (loss) — net	$11,408	$6,050	$3,210	$78,214	$—
Net realized gain (loss) on sales of investments	17,359	18,129	814	(15,634)	985
Distributions from capital gains	79,032	62,473	—	—	135,195
Net change in unrealized appreciation (depreciation) of investments	37,647	68,014	2,219	117,179	(38,338)
Net increase (decrease) in net assets resulting from operations	145,446	154,666	6,243	179,759	97,842

Contract transactions
Contract purchase payments	13,317	25,512	16,884	44,873	137,268
Net transfers(1)	(3,598)	(46,071)	(4,847)	5,375	3,828
Transfers for policy loans	9,237	1,434	—	106,780	3,360
Policy charges	(19,390)	(19,652)	(4,297)	(48,464)	(35,198)
Contract terminations:
Surrender benefits	(175,167)	(173,610)	—	(60,792)	(377)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(175,601)	(212,387)	7,740	47,772	108,881
Increase (decrease) in net assets	(30,155)	(57,721)	13,983	227,531	206,723
Net assets at beginning of year	1,107,258	1,066,345	44,542	1,440,992	573,558
Net assets at end of year	$1,077,103	$1,008,624	$58,525	$1,668,523	$780,281

Accumulation unit activity
Units outstanding at beginning of year	376,100	463,932	42,297	948,955	315,937
Units purchased	18,035	43,350	15,053	185,226	75,394
Units redeemed	(82,783)	(110,697)	(8,162)	(110,951)	(18,629)
Units outstanding at end of year	311,352	396,585	49,188	1,023,230	372,702
See accompanying notes to financial statements.
RiverSource of New York Account 8 ■ 83

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Invesco VI Global, Ser II	Invesco VI Mn St Sm Cap, Ser I	Invesco VI Mn St Sm Cap, Ser II	Invesco VI Tech, Ser I	Invesco VI Tech, Ser II
Operations
Investment income (loss) — net	$(6,596)	$2,698	$(1,732)	$(7,900)	$—
Net realized gain (loss) on sales of investments	13,162	(1,014)	27,962	45,498	86
Distributions from capital gains	345,924	60,557	212,569	223,546	1,234
Net change in unrealized appreciation (depreciation) of investments	(105,227)	(7,979)	(73,334)	109,869	360
Net increase (decrease) in net assets resulting from operations	247,263	54,262	165,465	371,013	1,680

Contract transactions
Contract purchase payments	70,062	129,572	50,751	76,771	—
Net transfers(1)	(62,458)	47,764	89,302	(1,818)	—
Transfers for policy loans	5,320	(1,205)	(50,148)	8,654	—
Policy charges	(32,744)	(29,859)	(30,415)	(41,847)	(301)
Contract terminations:
Surrender benefits	(48,614)	(2,098)	(79,914)	(75,651)	—
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(68,434)	144,174	(20,424)	(33,891)	(301)
Increase (decrease) in net assets	178,829	198,436	145,041	337,122	1,379
Net assets at beginning of year	1,722,539	454,948	1,998,634	1,746,829	8,599
Net assets at end of year	$1,901,368	$653,384	$2,143,675	$2,083,951	$9,978

Accumulation unit activity
Units outstanding at beginning of year	409,134	256,773	508,352	379,599	5,424
Units purchased	70,061	100,902	55,995	98,499	—
Units redeemed	(58,066)	(18,419)	(54,780)	(31,773)	(187)
Units outstanding at end of year	421,129	339,256	509,567	446,325	5,237
See accompanying notes to financial statements.
 84 ■ RiverSource of New York Account 8

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Bal, Inst	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Flex Bd, Inst
Operations
Investment income (loss) — net	$(15,125)	$22,720	$947	$(4,414)	$27,380
Net realized gain (loss) on sales of investments	129,195	3,630	152	5,566	(520)
Distributions from capital gains	265,641	35,265	1,672	78,476	—
Net change in unrealized appreciation (depreciation) of investments	250,275	95,148	4,839	(18,166)	7,669
Net increase (decrease) in net assets resulting from operations	629,986	156,763	7,610	61,462	34,529

Contract transactions
Contract purchase payments	38,361	131,609	1,843	11,440	112,418
Net transfers(1)	(17,114)	143,211	—	1,306	68,532
Transfers for policy loans	18,070	(4,074)	—	(1,532)	—
Policy charges	(50,945)	(45,216)	(653)	(13,089)	(35,115)
Contract terminations:
Surrender benefits	(66,814)	—	(87)	(17,814)	(658)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(78,442)	225,530	1,103	(19,689)	145,177
Increase (decrease) in net assets	551,544	382,293	8,713	41,773	179,706
Net assets at beginning of year	2,644,952	971,399	50,813	907,723	388,337
Net assets at end of year	$3,196,496	$1,353,692	$59,526	$949,496	$568,043

Accumulation unit activity
Units outstanding at beginning of year	290,659	568,545	28,302	116,033	353,189
Units purchased	70,786	146,804	962	2,143	159,099
Units redeemed	(32,852)	(27,025)	(389)	(5,395)	(31,256)
Units outstanding at end of year	328,593	688,324	28,875	112,781	481,032
See accompanying notes to financial statements.
RiverSource of New York Account 8 ■ 85

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Janus Henderson VIT Flex Bd, Serv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Inst	Janus Henderson VIT Res, Serv	Lazard Ret Global Dyn MA, Inv
Operations
Investment income (loss) — net	$2,495	$15,431	$—	$(4,383)	$274
Net realized gain (loss) on sales of investments	(10)	50,741	58	33,040	193
Distributions from capital gains	—	—	6,173	65,748	607
Net change in unrealized appreciation (depreciation) of investments	1,189	421,123	8,575	39,956	2,101
Net increase (decrease) in net assets resulting from operations	3,674	487,295	14,806	134,361	3,175

Contract transactions
Contract purchase payments	6,757	54,505	5,281	15,594	7,882
Net transfers(1)	—	13,949	10,389	(29,514)	—
Transfers for policy loans	—	10,950	—	(3,527)	—
Policy charges	(425)	(61,068)	(1,568)	(15,826)	(3,218)
Contract terminations:
Surrender benefits	—	(44,010)	—	(12,021)	—
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	6,332	(25,674)	14,102	(45,294)	4,664
Increase (decrease) in net assets	10,006	461,621	28,908	89,067	7,839
Net assets at beginning of year	46,913	1,751,750	73,477	803,181	16,369
Net assets at end of year	$56,919	$2,213,371	$102,385	$892,248	$24,208

Accumulation unit activity
Units outstanding at beginning of year	38,882	697,030	28,416	128,108	13,258
Units purchased	5,454	69,443	5,599	16,678	6,101
Units redeemed	(340)	(58,378)	(569)	(13,574)	(2,453)
Units outstanding at end of year	43,996	708,095	33,446	131,212	16,906
See accompanying notes to financial statements.
 86 ■ RiverSource of New York Account 8

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Lazard Ret Global Dyn MA, Serv	Lord Abt Bond Debenture, Cl VC	LVIP AC Intl, Serv Cl	LVIP AC Intl, Std Cl II	LVIP AC Mid Cap Val, Std Cl II
Operations
Investment income (loss) — net	$90	$1,510	$5,414	$3,711	$873
Net realized gain (loss) on sales of investments	72	(43)	8,194	6,193	(9)
Distributions from capital gains	455	—	—	—	3,815
Net change in unrealized appreciation (depreciation) of investments	1,712	228	87,740	79,417	(1,900)
Net increase (decrease) in net assets resulting from operations	2,329	1,695	101,348	89,321	2,779

Contract transactions
Contract purchase payments	227	5,500	20,204	17,867	14,842
Net transfers(1)	(58)	—	(8,294)	(978)	12,052
Transfers for policy loans	3,254	—	1,178	9,784	—
Policy charges	(571)	(2,358)	(10,675)	(22,180)	(4,756)
Contract terminations:
Surrender benefits	—	—	(3,741)	(17,442)	—
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	2,852	3,142	(1,328)	(12,949)	22,138
Increase (decrease) in net assets	5,181	4,837	100,020	76,372	24,917
Net assets at beginning of year	15,700	21,150	659,800	587,922	24,162
Net assets at end of year	$20,881	$25,987	$759,820	$664,294	$49,079

Accumulation unit activity
Units outstanding at beginning of year	10,634	19,857	423,884	245,736	22,198
Units purchased	2,701	4,808	64,888	9,990	23,354
Units redeemed	(1,065)	(2,142)	(57,857)	(15,859)	(4,184)
Units outstanding at end of year	12,270	22,523	430,915	239,867	41,368
See accompanying notes to financial statements.
RiverSource of New York Account 8 ■ 87

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	LVIP AC Val, Serv Cl	LVIP AC Val, Std Cl II	MFS Gbl Real Est, Init Cl	MFS Intl Gro, Init Cl	MFS Mass Inv Gro Stock, Serv Cl
Operations
Investment income (loss) — net	$28,579	$37,822	$2	$1,773	$(15,986)
Net realized gain (loss) on sales of investments	92,296	106,955	—	3,156	102,585
Distributions from capital gains	190,564	309,726	—	10,547	452,917
Net change in unrealized appreciation (depreciation) of investments	41,933	119,770	2	15,475	(279,561)
Net increase (decrease) in net assets resulting from operations	353,372	574,273	4	30,951	259,955

Contract transactions
Contract purchase payments	55,715	120,360	—	118,928	42,075
Net transfers(1)	14,844	(85,553)	73	24,079	(266,850)
Transfers for policy loans	(11,068)	(10,239)	—	—	(18,645)
Policy charges	(47,920)	(137,635)	(26)	(11,947)	(66,532)
Contract terminations:
Surrender benefits	(28,113)	(143,434)	—	—	(511,939)
Death benefits	(40,596)	—	—	—	—
Increase (decrease) from transactions	(57,138)	(256,501)	47	131,060	(821,891)
Increase (decrease) in net assets	296,234	317,772	51	162,011	(561,936)
Net assets at beginning of year	2,348,755	3,865,924	75	74,424	3,433,692
Net assets at end of year	$2,644,989	$4,183,696	$126	$236,435	$2,871,756

Accumulation unit activity
Units outstanding at beginning of year	957,896	789,770	—	67,300	1,101,492
Units purchased	255,541	35,551	73	118,764	85,976
Units redeemed	(219,244)	(69,857)	(25)	(9,536)	(340,515)
Units outstanding at end of year	994,193	755,464	48	176,528	846,953
See accompanying notes to financial statements.
 88 ■ RiverSource of New York Account 8

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	MFS New Dis, Serv Cl	MFS Utilities, Init Cl	MFS Utilities, Serv Cl	MS VIF Dis, Cl I	MS VIF Dis, Cl II
Operations
Investment income (loss) — net	$(9,603)	$3,960	$27,351	$2,676	$(924)
Net realized gain (loss) on sales of investments	(74,450)	212	20,414	4,716	(18,744)
Distributions from capital gains	—	1,811	16,065	—	—
Net change in unrealized appreciation (depreciation) of investments	313,375	12,234	94,486	55,339	149,991
Net increase (decrease) in net assets resulting from operations	229,322	18,217	158,316	62,731	130,323

Contract transactions
Contract purchase payments	40,734	18,070	43,434	98,968	32,482
Net transfers(1)	(43,377)	26,259	6,969	33,173	188,657
Transfers for policy loans	25,014	(449)	(12,893)	3,757	569
Policy charges	(47,060)	(6,211)	(38,287)	(33,359)	(31,588)
Contract terminations:
Surrender benefits	(67,611)	—	(75,005)	(4,695)	(32,342)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(92,300)	37,669	(75,782)	97,844	157,778
Increase (decrease) in net assets	137,022	55,886	82,534	160,575	288,101
Net assets at beginning of year	1,994,114	92,735	1,143,778	527,285	1,149,990
Net assets at end of year	$2,131,136	$148,621	$1,226,312	$687,860	$1,438,091

Accumulation unit activity
Units outstanding at beginning of year	474,772	60,709	352,465	272,828	194,506
Units purchased	42,785	27,951	64,217	61,136	45,882
Units redeemed	(37,574)	(4,063)	(63,078)	(17,821)	(10,523)
Units outstanding at end of year	479,983	84,597	353,604	316,143	229,865
See accompanying notes to financial statements.
RiverSource of New York Account 8 ■ 89

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	NB AMT Quality Eq, Cl I	NB AMT Quality Eq, Cl S	Nom VIP Asset Strategy, Serv Cl	Nom VIP Asset Strategy, Std Cl	Nom VIP Intl Core Eq, Std Cl
Operations
Investment income (loss) — net	$—	$—	$569	$4	$1
Net realized gain (loss) on sales of investments	471	103	(215)	—	—
Distributions from capital gains	3,393	4,959	3,276	16	4
Net change in unrealized appreciation (depreciation) of investments	3,246	5,635	3,541	13	14
Net increase (decrease) in net assets resulting from operations	7,110	10,697	7,171	33	19

Contract transactions
Contract purchase payments	7,572	2,454	2,846	145	—
Net transfers(1)	—	15,142	(13,103)	—	—
Transfers for policy loans	—	—	—	—	—
Policy charges	(2,624)	(668)	(476)	(57)	—
Contract terminations:
Surrender benefits	(795)	—	(77)	—	—
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	4,153	16,928	(10,810)	88	—
Increase (decrease) in net assets	11,263	27,625	(3,639)	121	19
Net assets at beginning of year	49,139	60,548	55,397	153	75
Net assets at end of year	$60,402	$88,173	$51,758	$274	$94

Accumulation unit activity
Units outstanding at beginning of year	22,675	13,941	33,717	60	—
Units purchased	3,317	4,104	1,538	119	—
Units redeemed	(1,488)	(148)	(8,843)	(47)	—
Units outstanding at end of year	24,504	17,897	26,412	132	—
See accompanying notes to financial statements.
 90 ■ RiverSource of New York Account 8

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT All Asset, Inst Cl	PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	PIMCO VIT Tot Return, Inst Cl
Operations
Investment income (loss) — net	$23,919	$822	$266	$25,153	$10,975
Net realized gain (loss) on sales of investments	(9,531)	(39)	(17)	(2,803)	(179)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	62,136	1,497	980	39,336	12,458
Net increase (decrease) in net assets resulting from operations	76,524	2,280	1,229	61,686	23,254

Contract transactions
Contract purchase payments	17,370	6,506	—	2,996	50,016
Net transfers(1)	849	—	—	323,916	108,174
Transfers for policy loans	4,268	—	—	(14,855)	—
Policy charges	(19,790)	(3,916)	(326)	(8,404)	(16,275)
Contract terminations:
Surrender benefits	(36,241)	—	—	(12,313)	—
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(33,544)	2,590	(326)	291,340	141,915
Increase (decrease) in net assets	42,980	4,870	903	353,026	165,169
Net assets at beginning of year	579,002	16,140	5,822	518,842	166,980
Net assets at end of year	$621,982	$21,010	$6,725	$871,868	$332,149

Accumulation unit activity
Units outstanding at beginning of year	269,295	12,090	3,434	464,701	155,453
Units purchased	53,155	4,435	—	293,223	142,598
Units redeemed	(52,646)	(2,761)	(177)	(31,573)	(14,498)
Units outstanding at end of year	269,804	13,764	3,257	726,351	283,553
See accompanying notes to financial statements.
RiverSource of New York Account 8 ■ 91

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Put VT Global Hlth Care, Cl IA	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB	Put VT Intl Eq, Cl IB	Put VT Intl Val, Cl IA
Operations
Investment income (loss) — net	$—	$(6,577)	$14,096	$(823)	$38
Net realized gain (loss) on sales of investments	(58)	(22,521)	(1,437)	8,535	2,627
Distributions from capital gains	4,660	97,266	—	11,789	24
Net change in unrealized appreciation (depreciation) of investments	6,548	105,498	7,362	41,632	14,585
Net increase (decrease) in net assets resulting from operations	11,150	173,666	20,021	61,133	17,274

Contract transactions
Contract purchase payments	25,225	20,224	7,568	3,869	70,502
Net transfers(1)	36	(51,094)	8,505	(13,389)	2,719
Transfers for policy loans	—	2,661	139	(1,417)	—
Policy charges	(4,607)	(22,117)	(11,677)	(4,415)	(2,826)
Contract terminations:
Surrender benefits	—	(62,248)	(6,594)	(2,351)	(96)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	20,654	(112,574)	(2,059)	(17,703)	70,299
Increase (decrease) in net assets	31,804	61,092	17,962	43,430	87,573
Net assets at beginning of year	62,191	1,377,448	255,662	178,600	2,554
Net assets at end of year	$93,995	$1,438,540	$273,624	$222,030	$90,127

Accumulation unit activity
Units outstanding at beginning of year	54,526	338,029	80,922	82,364	2,315
Units purchased	20,824	45,754	4,847	16,710	62,350
Units redeemed	(3,897)	(49,138)	(5,477)	(16,333)	(2,179)
Units outstanding at end of year	71,453	334,645	80,292	82,741	62,486
See accompanying notes to financial statements.
 92 ■ RiverSource of New York Account 8

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Put VT Lg Cap Val, Cl IA	Put VT Sus Leaders, Cl IA	Put VT Sus Leaders, Cl IB	Royce Micro- Cap, Invest Cl	Temp Global Bond, Cl 1
Operations
Investment income (loss) — net	$925	$2,255	$564	$(12,665)	$—
Net realized gain (loss) on sales of investments	(3,212)	506,461	9,326	1,179	(8)
Distributions from capital gains	3,865	1,579,985	23,079	308,901	—
Net change in unrealized appreciation (depreciation) of investments	37,107	(747,557)	(12,746)	(53,290)	4,791
Net increase (decrease) in net assets resulting from operations	38,685	1,341,144	20,223	244,125	4,783

Contract transactions
Contract purchase payments	139,432	218,511	1,916	57,360	4,511
Net transfers(1)	18,385	(226,908)	1	(37,946)	3,990
Transfers for policy loans	—	(55,239)	1,638	21,782	—
Policy charges	(12,582)	(354,606)	(3,784)	(72,488)	(1,961)
Contract terminations:
Surrender benefits	—	(1,174,898)	(1,509)	(76,098)	(274)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	145,235	(1,593,140)	(1,738)	(107,390)	6,266
Increase (decrease) in net assets	183,920	(251,996)	18,485	136,735	11,049
Net assets at beginning of year	43,474	14,435,490	198,944	1,936,148	27,184
Net assets at end of year	$227,394	$14,183,494	$217,429	$2,072,883	$38,233

Accumulation unit activity
Units outstanding at beginning of year	36,380	1,737,413	44,299	379,713	34,703
Units purchased	131,057	26,292	12,856	16,587	9,916
Units redeemed	(9,740)	(208,339)	(9,974)	(36,151)	(2,575)
Units outstanding at end of year	157,697	1,555,366	47,181	360,149	42,044
See accompanying notes to financial statements.
RiverSource of New York Account 8 ■ 93

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Temp Global Bond, Cl 2	Third Ave VST Third Ave Value	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 1	VP Aggr, Cl 2
Operations
Investment income (loss) — net	$(459)	$40,219	$3,126	$—	$(64,454)
Net realized gain (loss) on sales of investments	(9,607)	51,171	33,530	65,274	950,698
Distributions from capital gains	—	181,041	—	—	—
Net change in unrealized appreciation (depreciation) of investments	28,443	448,792	276,549	720,784	3,765,517
Net increase (decrease) in net assets resulting from operations	18,377	721,223	313,205	786,058	4,651,761

Contract transactions
Contract purchase payments	8,324	59,915	4,259	785,989	1,079,344
Net transfers(1)	22,597	(110,348)	2,808	(43,730)	(956,803)
Transfers for policy loans	2,637	25,005	(2,636)	(14,968)	(91,849)
Policy charges	(3,706)	(74,480)	(6,594)	(218,179)	(345,542)
Contract terminations:
Surrender benefits	(47,913)	(49,111)	(4,889)	(6,524)	(939,257)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(18,061)	(149,019)	(7,052)	502,588	(1,254,107)
Increase (decrease) in net assets	316	572,204	306,153	1,288,646	3,397,654
Net assets at beginning of year	157,094	2,181,855	192,364	4,038,556	27,790,640
Net assets at end of year	$157,410	$2,754,059	$498,517	$5,327,202	$31,188,294

Accumulation unit activity
Units outstanding at beginning of year	199,389	594,679	135,307	2,485,504	10,899,361
Units purchased	39,398	21,088	33,726	450,321	441,603
Units redeemed	(66,009)	(55,447)	(35,007)	(155,926)	(902,882)
Units outstanding at end of year	172,778	560,320	134,026	2,779,899	10,438,082
See accompanying notes to financial statements.
 94 ■ RiverSource of New York Account 8

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	VP Aggr, Cl 4	VP Conserv, Cl 1	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Vol Conserv Gro, Cl 1
Operations
Investment income (loss) — net	$(123,359)	$—	$(2,785)	$(2,703)	$—
Net realized gain (loss) on sales of investments	1,887,340	—	35,958	15,546	87
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	2,440,166	3	54,368	39,997	6,706
Net increase (decrease) in net assets resulting from operations	4,204,147	3	87,541	52,840	6,793

Contract transactions
Contract purchase payments	442,171	—	47,305	19,907	2,400
Net transfers(1)	(235,265)	—	(329,853)	(69,091)	—
Transfers for policy loans	(527,153)	—	(3,063)	(1,468)	—
Policy charges	(402,456)	—	(41,645)	(31,843)	(1,885)
Contract terminations:
Surrender benefits	(777,163)	—	(9,548)	(1,935)	—
Death benefits	—	—	(22,398)	—	—
Increase (decrease) from transactions	(1,499,866)	—	(359,202)	(84,430)	515
Increase (decrease) in net assets	2,704,281	3	(271,661)	(31,590)	7,308
Net assets at beginning of year	25,535,380	23	900,263	614,964	60,636
Net assets at end of year	$28,239,661	$26	$628,602	$583,374	$67,944

Accumulation unit activity
Units outstanding at beginning of year	10,125,909	—	643,584	432,851	49,055
Units purchased	1,224,555	—	51,025	12,958	1,806
Units redeemed	(1,430,431)	—	(286,314)	(68,905)	(1,452)
Units outstanding at end of year	9,920,033	—	408,295	376,904	49,409
See accompanying notes to financial statements.
RiverSource of New York Account 8 ■ 95

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Conserv, Cl 1	VP Man Vol Conserv, Cl 2	VP Man Vol Gro, Cl 1	VP Man Vol Gro, Cl 2
Operations
Investment income (loss) — net	$(933)	$—	$(1,031)	$—	$(7,965)
Net realized gain (loss) on sales of investments	2,179	—	778	9,775	78,769
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	35,896	301	12,588	289,340	301,805
Net increase (decrease) in net assets resulting from operations	37,142	301	12,335	299,115	372,609

Contract transactions
Contract purchase payments	4,498	1,440	3,377	183,174	53,096
Net transfers(1)	—	—	280,115	84,654	(280,748)
Transfers for policy loans	(361)	—	—	—	22,848
Policy charges	(15,442)	(571)	(7,149)	(87,003)	(23,435)
Contract terminations:
Surrender benefits	(28)	—	(14,540)	(48,148)	(32,101)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(11,333)	869	261,803	132,677	(260,340)
Increase (decrease) in net assets	25,809	1,170	274,138	431,792	112,269
Net assets at beginning of year	352,646	2,799	109,464	1,973,357	2,768,128
Net assets at end of year	$378,455	$3,969	$383,602	$2,405,149	$2,880,397

Accumulation unit activity
Units outstanding at beginning of year	259,766	2,409	91,757	1,379,639	1,708,250
Units purchased	12,095	1,193	217,276	175,384	54,480
Units redeemed	(20,147)	(473)	(16,883)	(92,410)	(206,655)
Units outstanding at end of year	251,714	3,129	292,150	1,462,613	1,556,075
See accompanying notes to financial statements.
 96 ■ RiverSource of New York Account 8

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	VP Man Vol Mod Gro, Cl 1	VP Man Vol Mod Gro, Cl 2	VP Mod Aggr, Cl 1	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4
Operations
Investment income (loss) — net	$—	$(6,889)	$—	$(162,297)	$(277,846)
Net realized gain (loss) on sales of investments	3,491	85,762	171,741	1,642,536	3,928,371
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	154,362	174,022	2,077,575	5,012,459	4,856,012
Net increase (decrease) in net assets resulting from operations	157,853	252,895	2,249,316	6,492,698	8,506,537

Contract transactions
Contract purchase payments	133,059	63,867	2,647,312	1,783,589	1,546,587
Net transfers(1)	3,395	212,737	844,765	(527,464)	(286,621)
Transfers for policy loans	—	(8,565)	17,056	(573,885)	(360,498)
Policy charges	(75,622)	(74,110)	(787,638)	(977,456)	(1,316,071)
Contract terminations:
Surrender benefits	—	(57,661)	(32,745)	(1,606,437)	(2,475,459)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	60,832	136,268	2,688,750	(1,901,653)	(2,892,062)
Increase (decrease) in net assets	218,685	389,163	4,938,066	4,591,045	5,614,475
Net assets at beginning of year	1,152,932	2,002,651	12,903,674	43,391,902	57,884,693
Net assets at end of year	$1,371,617	$2,391,814	$17,841,740	$47,982,947	$63,499,168

Accumulation unit activity
Units outstanding at beginning of year	863,646	1,345,470	8,600,949	18,893,269	24,907,823
Units purchased	98,226	220,766	2,163,321	1,466,889	3,336,613
Units redeemed	(53,628)	(144,201)	(509,253)	(1,961,069)	(3,616,375)
Units outstanding at end of year	908,244	1,422,035	10,255,017	18,399,089	24,628,061
See accompanying notes to financial statements.
RiverSource of New York Account 8 ■ 97

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	VP Mod Conserv, Cl 1	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Mod, Cl 1	VP Mod, Cl 2
Operations
Investment income (loss) — net	$—	$(10,048)	$(11,949)	$—	$(126,042)
Net realized gain (loss) on sales of investments	55,364	54,516	147,508	97,665	947,700
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(45,335)	197,889	167,268	699,351	2,672,204
Net increase (decrease) in net assets resulting from operations	10,029	242,357	302,827	797,016	3,493,862

Contract transactions
Contract purchase payments	—	119,951	124,104	737,204	1,049,241
Net transfers(1)	(360,591)	345,295	84,965	653,811	97,348
Transfers for policy loans	—	(47,559)	(9,891)	(50,171)	(29,184)
Policy charges	(2,375)	(115,508)	(145,195)	(370,247)	(1,007,788)
Contract terminations:
Surrender benefits	—	(111,704)	(42,924)	(40,397)	(916,998)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(362,966)	190,475	11,059	930,200	(807,381)
Increase (decrease) in net assets	(352,937)	432,832	313,886	1,727,216	2,686,481
Net assets at beginning of year	353,794	2,172,972	2,637,394	5,272,969	26,765,053
Net assets at end of year	$857	$2,605,804	$2,951,280	$7,000,185	$29,451,534

Accumulation unit activity
Units outstanding at beginning of year	278,435	1,227,084	1,565,651	3,783,956	13,596,036
Units purchased	—	281,760	303,543	932,341	1,105,593
Units redeemed	(277,835)	(174,467)	(228,272)	(315,206)	(1,359,144)
Units outstanding at end of year	600	1,334,377	1,640,922	4,401,091	13,342,485
See accompanying notes to financial statements.
 98 ■ RiverSource of New York Account 8

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	VP Mod, Cl 4	VP Ptnrs Core Bond, Cl 1	VP Ptnrs Core Bond, Cl 2	VP Ptnrs Core Eq, Cl 1	VP Ptnrs Core Eq, Cl 2
Operations
Investment income (loss) — net	$(165,205)	$1,570	$1,272	$—	$—
Net realized gain (loss) on sales of investments	2,064,151	(26)	30	446	375
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	2,429,611	653	198	185	4,752
Net increase (decrease) in net assets resulting from operations	4,328,557	2,197	1,500	631	5,127

Contract transactions
Contract purchase payments	1,122,930	3,971	153	4,803	51
Net transfers(1)	(152,533)	7,208	12,100	(658)	—
Transfers for policy loans	(224,156)	(457)	—	—	—
Policy charges	(1,382,940)	(2,486)	(831)	(2,119)	(1,394)
Contract terminations:
Surrender benefits	(1,293,569)	—	—	—	—
Death benefits	(328,032)	—	—	—	—
Increase (decrease) from transactions	(2,258,300)	8,236	11,422	2,026	(1,343)
Increase (decrease) in net assets	2,070,257	10,433	12,922	2,657	3,784
Net assets at beginning of year	33,773,143	27,685	12,461	5,406	40,096
Net assets at end of year	$35,843,400	$38,118	$25,383	$8,063	$43,880

Accumulation unit activity
Units outstanding at beginning of year	17,045,168	25,583	10,621	2,488	9,746
Units purchased	1,784,275	9,732	10,232	2,015	12
Units redeemed	(2,344,124)	(2,585)	(685)	(1,232)	(330)
Units outstanding at end of year	16,485,319	32,730	20,168	3,271	9,428
See accompanying notes to financial statements.
RiverSource of New York Account 8 ■ 99

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	VP Ptnrs Core Eq, Cl 3	VP Ptnrs Intl Core Eq, Cl 1	VP Ptnrs Intl Core Eq, Cl 2	VP Ptnrs Intl Gro, Cl 1	VP Ptnrs Intl Gro, Cl 2
Operations
Investment income (loss) — net	$(2,532)	$4,686	$853	$1,129	$1,082
Net realized gain (loss) on sales of investments	52,596	1,218	233	554	1,125
Distributions from capital gains	—	14,839	2,898	1,278	1,822
Net change in unrealized appreciation (depreciation) of investments	11,937	52,665	10,544	24,470	30,622
Net increase (decrease) in net assets resulting from operations	62,001	73,408	14,528	27,431	34,651

Contract transactions
Contract purchase payments	8,428	76,840	1,558	10,984	12,122
Net transfers(1)	(35,180)	50,690	(314)	89,229	13,620
Transfers for policy loans	(291)	—	(31)	(400)	(7,404)
Policy charges	(7,601)	(25,095)	(2,161)	(5,759)	(6,146)
Contract terminations:
Surrender benefits	(4,510)	(174)	—	—	(2,682)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(39,154)	102,261	(948)	94,054	9,510
Increase (decrease) in net assets	22,847	175,669	13,580	121,485	44,161
Net assets at beginning of year	488,169	255,992	59,583	146,012	187,641
Net assets at end of year	$511,016	$431,661	$73,163	$267,497	$231,802

Accumulation unit activity
Units outstanding at beginning of year	91,293	186,218	34,866	112,977	114,003
Units purchased	14,180	81,080	800	67,124	14,618
Units redeemed	(13,313)	(15,795)	(1,292)	(4,353)	(8,765)
Units outstanding at end of year	92,160	251,503	34,374	175,748	119,856
See accompanying notes to financial statements.
 100 ■ RiverSource of New York Account 8

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	VP Ptnrs Intl Val, Cl 1	VP Ptnrs Intl Val, Cl 2	VP Ptnrs Sm Cap Gro, Cl 1	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 1
Operations
Investment income (loss) — net	$1,651	$2,090	$—	$—	$—
Net realized gain (loss) on sales of investments	435	1,938	650	2,628	302
Distributions from capital gains	154	199	—	—	—
Net change in unrealized appreciation (depreciation) of investments	16,161	18,725	4,839	(2,610)	(82)
Net increase (decrease) in net assets resulting from operations	18,401	22,952	5,489	18	220

Contract transactions
Contract purchase payments	9,759	2,979	9,210	3,562	1,381
Net transfers(1)	564	(7,085)	(2,806)	(20,727)	(4,197)
Transfers for policy loans	—	361	—	—	50
Policy charges	(3,288)	(1,486)	(2,701)	(257)	(306)
Contract terminations:
Surrender benefits	(248)	(1,883)	—	—	—
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	6,787	(7,114)	3,703	(17,422)	(3,072)
Increase (decrease) in net assets	25,188	15,838	9,192	(17,404)	(2,852)
Net assets at beginning of year	50,035	67,354	64,354	42,242	7,240
Net assets at end of year	$75,223	$83,192	$73,546	$24,838	$4,388

Accumulation unit activity
Units outstanding at beginning of year	40,904	43,223	46,036	16,798	5,267
Units purchased	7,035	1,870	6,558	1,416	1,027
Units redeemed	(2,437)	(5,501)	(3,938)	(9,057)	(3,321)
Units outstanding at end of year	45,502	39,592	48,656	9,157	2,973
See accompanying notes to financial statements.
RiverSource of New York Account 8 ■ 101

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 1	VP US Flex Gro, Cl 1	VP US Flex Mod Gro, Cl 1
Operations
Investment income (loss) — net	$—	$(2,697)	$—	$—	$—
Net realized gain (loss) on sales of investments	80	41,799	90	1,554	138
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	408	6,115	732	29,399	12,322
Net increase (decrease) in net assets resulting from operations	488	45,217	822	30,953	12,460

Contract transactions
Contract purchase payments	548	18,474	2,243	64,877	4,737
Net transfers(1)	—	(458)	—	4,803	—
Transfers for policy loans	(124)	(1,487)	(429)	—	—
Policy charges	(243)	(15,746)	(349)	(20,265)	(3,407)
Contract terminations:
Surrender benefits	—	(3,973)	—	—	—
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	181	(3,190)	1,465	49,415	1,330
Increase (decrease) in net assets	669	42,027	2,287	80,368	13,790
Net assets at beginning of year	6,531	647,489	8,131	233,344	117,569
Net assets at end of year	$7,200	$689,516	$10,418	$313,712	$131,359

Accumulation unit activity
Units outstanding at beginning of year	2,755	232,044	6,328	152,626	83,620
Units purchased	237	74,028	1,670	44,470	3,364
Units redeemed	(156)	(36,151)	(592)	(12,861)	(2,334)
Units outstanding at end of year	2,836	269,921	7,406	184,235	84,650
See accompanying notes to financial statements.
 102 ■ RiverSource of New York Account 8

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	WA Var Global Hi Yd Bond, Cl I	WA Var Global Hi Yd Bond, Cl II
Operations
Investment income (loss) — net	$1,892	$463
Net realized gain (loss) on sales of investments	(12)	(160)
Distributions from capital gains	—	—
Net change in unrealized appreciation (depreciation) of investments	676	399
Net increase (decrease) in net assets resulting from operations	2,556	702

Contract transactions
Contract purchase payments	2,369	654
Net transfers(1)	2,058	—
Transfers for policy loans	—	(1,158)
Policy charges	(1,461)	(586)
Contract terminations:
Surrender benefits	—	—
Death benefits	—	—
Increase (decrease) from transactions	2,966	(1,090)
Increase (decrease) in net assets	5,522	(388)
Net assets at beginning of year	24,771	7,929
Net assets at end of year	$30,293	$7,541

Accumulation unit activity
Units outstanding at beginning of year	20,702	5,589
Units purchased	3,487	445
Units redeemed	(1,165)	(1,200)
Units outstanding at end of year	23,024	4,834

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.
(2)	See Note 9 in the Notes to Financial Statements.
See accompanying notes to financial statements.
RiverSource of New York Account 8 ■ 103

Statement of Changes in Net Assets

Year ended December 31, 2024	AB VPS Dyn Asset Alloc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl A	AB VPS Lg Cap Gro, Cl B	AB VPS Relative Val, Cl B
Operations
Investment income (loss) — net	$5	$50,019	$320	$(10,918)	$21,014
Net realized gain (loss) on sales of investments	—	57,910	2,038	159,654	53,289
Distributions from capital gains	—	—	23,703	145,045	92,753
Net change in unrealized appreciation (depreciation) of investments	44	16,203	89,092	397,294	135,032
Net increase (decrease) in net assets resulting from operations	49	124,132	115,153	691,075	302,088

Contract transactions
Contract purchase payments	—	117,505	191,242	130,090	42,160
Net transfers(1)	(1)	(3,538)	404,952	22,024	11,023
Transfers for policy loans	—	(41,669)	—	(133,982)	(100,891)
Policy charges	—	(82,311)	(42,853)	(58,785)	(55,266)
Contract terminations:
Surrender benefits	—	(259,413)	(2,906)	(48,931)	(98,065)
Death benefits	—	(2,240)	—	—	—
Increase (decrease) from transactions	(1)	(271,666)	550,435	(89,584)	(201,039)
Increase (decrease) in net assets	48	(147,534)	665,588	601,491	101,049
Net assets at beginning of year	482	2,702,634	349,453	2,799,308	2,515,292
Net assets at end of year	$530	$2,555,100	$1,015,041	$3,400,799	$2,616,341

Accumulation unit activity
Units outstanding at beginning of year	—	1,463,164	174,392	454,378	620,773
Units purchased	—	287,549	249,639	77,965	221,070
Units redeemed	—	(358,244)	(19,618)	(75,176)	(156,818)
Units outstanding at end of year	—	1,392,469	404,413	457,167	685,025
See accompanying notes to financial statements.
 104 ■ RiverSource of New York Account 8

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Allspg VT Index Asset Alloc, Cl 2	Allspg VT Opp, Cl 1	Allspg VT Opp, Cl 2	Allspg VT Sm Cap Gro, Cl 1	Allspg VT Sm Cap Gro, Cl 2
Operations
Investment income (loss) — net	$5,304	$56	$(4,695)	$—	$(4,236)
Net realized gain (loss) on sales of investments	3,956	285	24,998	817	(47,549)
Distributions from capital gains	35,444	2,020	143,466	—	—
Net change in unrealized appreciation (depreciation) of investments	30,864	505	33,134	56,781	289,176
Net increase (decrease) in net assets resulting from operations	75,568	2,866	196,903	57,598	237,391

Contract transactions
Contract purchase payments	17,749	6,963	38,868	95,869	68,930
Net transfers(1)	(24,987)	(4,811)	(52,468)	(5,486)	(63,678)
Transfers for policy loans	4,621	—	(123,180)	(5,233)	(39,836)
Policy charges	(15,150)	(1,483)	(27,609)	(25,255)	(32,233)
Contract terminations:
Surrender benefits	(131)	—	(57,431)	(4,904)	(33,839)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(17,898)	669	(221,820)	54,991	(100,656)
Increase (decrease) in net assets	57,670	3,535	(24,917)	112,589	136,735
Net assets at beginning of year	536,098	20,536	1,367,078	279,900	1,311,216
Net assets at end of year	$593,768	$24,071	$1,342,161	$392,489	$1,447,951

Accumulation unit activity
Units outstanding at beginning of year	246,263	11,587	266,120	225,126	397,422
Units purchased	74,337	3,579	53,872	67,895	149,185
Units redeemed	(77,488)	(3,392)	(57,320)	(27,898)	(95,051)
Units outstanding at end of year	243,112	11,774	262,672	265,123	451,556
See accompanying notes to financial statements.
RiverSource of New York Account 8 ■ 105

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	ALPS Alerian Engy Infr, Class I	ALPS Alerian Engy Infr, Class III	BlackRock Global Alloc, Cl I	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I
Operations
Investment income (loss) — net	$3,396	$19,820	$2,415	$1,904	$32,126
Net realized gain (loss) on sales of investments	585	89,776	92	(996)	76,638
Distributions from capital gains	2,485	18,444	19,361	48,409	46,619
Net change in unrealized appreciation (depreciation) of investments	15,776	72,474	(1,839)	(3,444)	322,962
Net increase (decrease) in net assets resulting from operations	22,242	200,514	20,029	45,873	478,345

Contract transactions
Contract purchase payments	20,980	9,878	83,291	16,104	141,307
Net transfers(1)	(737)	(85,402)	16,242	2,740	(266,680)
Transfers for policy loans	—	(85,450)	3,130	(466)	(122,508)
Policy charges	(3,299)	(7,193)	(20,198)	(9,568)	(111,666)
Contract terminations:
Surrender benefits	—	(3,404)	—	(3,309)	(314,051)
Death benefits	—	(700)	—	—	—
Increase (decrease) from transactions	16,944	(172,271)	82,465	5,501	(673,598)
Increase (decrease) in net assets	39,186	28,243	102,494	51,374	(195,253)
Net assets at beginning of year	49,847	514,470	189,307	514,457	2,776,355
Net assets at end of year	$89,033	$542,713	$291,801	$565,831	$2,581,102

Accumulation unit activity
Units outstanding at beginning of year	35,085	463,683	139,635	347,023	911,054
Units purchased	11,872	13,606	71,413	23,736	59,756
Units redeemed	(2,523)	(133,077)	(14,005)	(20,463)	(283,459)
Units outstanding at end of year	44,434	344,212	197,043	350,296	687,351
See accompanying notes to financial statements.
 106 ■ RiverSource of New York Account 8

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Acorn	Col VP Acorn Intl	Col VP Bal, Cl 1	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 1
Operations
Investment income (loss) — net	$(29,906)	$36,519	$—	$(137,873)	$2,278
Net realized gain (loss) on sales of investments	(433,510)	(166,793)	8,786	1,009,494	(1,902)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	1,197,735	(229,753)	237,277	1,396,991	3,859
Net increase (decrease) in net assets resulting from operations	734,319	(360,027)	246,063	2,268,612	4,235

Contract transactions
Contract purchase payments	138,632	154,014	406,079	573,530	17,615
Net transfers(1)	(127,559)	66,285	445,663	353,537	(7,800)
Transfers for policy loans	(75,186)	(138,373)	—	(93,314)	1,565
Policy charges	(140,764)	(115,213)	(93,101)	(870,762)	(4,545)
Contract terminations:
Surrender benefits	(306,524)	(160,889)	(11,037)	(640,207)	(954)
Death benefits	(228)	(1,839)	—	—	—
Increase (decrease) from transactions	(511,629)	(196,015)	747,604	(677,216)	5,881
Increase (decrease) in net assets	222,690	(556,042)	993,667	1,591,396	10,116
Net assets at beginning of year	5,633,902	4,275,604	1,561,171	17,115,084	59,443
Net assets at end of year	$5,856,592	$3,719,562	$2,554,838	$18,706,480	$69,559

Accumulation unit activity
Units outstanding at beginning of year	1,270,144	1,573,372	998,820	5,581,173	40,576
Units purchased	294,830	258,891	488,441	315,386	12,451
Units redeemed	(257,967)	(267,859)	(60,375)	(519,972)	(8,751)
Units outstanding at end of year	1,307,007	1,564,404	1,426,886	5,376,587	44,276
See accompanying notes to financial statements.
RiverSource of New York Account 8 ■ 107

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 1	Col VP Contrarian Core, Cl 2	Col VP Corporate Bond, Cl 1(2)	Col VP Corporate Bond, Cl 2
Operations
Investment income (loss) — net	$1,381	$—	$—	$53	$2,871
Net realized gain (loss) on sales of investments	(260)	6,846	2,354	10	(248)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	1,586	71,681	49,101	77	379
Net increase (decrease) in net assets resulting from operations	2,707	78,527	51,455	140	3,002

Contract transactions
Contract purchase payments	2,826	81,091	12,852	2,191	5,229
Net transfers(1)	—	43,649	57,347	5,206	(70)
Transfers for policy loans	881	(7,568)	16,168	—	(55)
Policy charges	(1,284)	(33,777)	(3,571)	(853)	(2,926)
Contract terminations:
Surrender benefits	—	(3,589)	—	—	—
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	2,423	79,806	82,796	6,544	2,178
Increase (decrease) in net assets	5,130	158,333	134,251	6,684	5,180
Net assets at beginning of year	35,719	298,501	201,452	—	88,721
Net assets at end of year	$40,849	$456,834	$335,703	$6,684	$93,901

Accumulation unit activity
Units outstanding at beginning of year	39,768	153,411	61,689	—	92,992
Units purchased	4,061	56,675	22,785	7,204	5,433
Units redeemed	(1,361)	(19,824)	(962)	(829)	(3,149)
Units outstanding at end of year	42,468	190,262	83,512	6,375	95,276
See accompanying notes to financial statements.
 108 ■ RiverSource of New York Account 8

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Corporate Bond, Cl 3	Col VP Disciplined Core, Cl 1	Col VP Disciplined Core, Cl 2	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 1
Operations
Investment income (loss) — net	$34,054	$—	$—	$(258,538)	$—
Net realized gain (loss) on sales of investments	(53,942)	1,592	26,680	2,455,566	1,591
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	55,889	41,420	89,146	4,624,992	15,772
Net increase (decrease) in net assets resulting from operations	36,001	43,012	115,826	6,822,020	17,363

Contract transactions
Contract purchase payments	52,616	98,332	21,770	801,757	78,536
Net transfers(1)	87,743	8,090	(41,235)	(432,034)	322,270
Transfers for policy loans	(48,930)	—	(1,201)	(59,527)	4,696
Policy charges	(43,331)	(15,572)	(17,392)	(1,320,745)	(25,541)
Contract terminations:
Surrender benefits	(150,608)	—	(457)	(1,625,360)	(449)
Death benefits	(365)	—	—	—	—
Increase (decrease) from transactions	(102,875)	90,850	(38,515)	(2,635,909)	379,512
Increase (decrease) in net assets	(66,874)	133,862	77,311	4,186,111	396,875
Net assets at beginning of year	1,264,754	164,764	464,570	28,607,416	131,296
Net assets at end of year	$1,197,880	$298,626	$541,881	$32,793,527	$528,171

Accumulation unit activity
Units outstanding at beginning of year	1,016,695	96,368	127,054	8,713,826	88,734
Units purchased	217,416	50,135	5,241	295,437	236,518
Units redeemed	(293,159)	(7,953)	(14,428)	(959,806)	(15,979)
Units outstanding at end of year	940,952	138,550	117,867	8,049,457	309,273
See accompanying notes to financial statements.
RiverSource of New York Account 8 ■ 109

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 1	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3
Operations
Investment income (loss) — net	$—	$(71,766)	$2,770	$3,663	$11,342
Net realized gain (loss) on sales of investments	5,386	1,203,792	(753)	(6,994)	(146,100)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	32,382	602,146	10,653	22,758	222,800
Net increase (decrease) in net assets resulting from operations	37,768	1,734,172	12,670	19,427	88,042

Contract transactions
Contract purchase payments	6,933	343,037	37,133	31,664	96,864
Net transfers(1)	46,321	(26,655)	96	(5,152)	(86,401)
Transfers for policy loans	(10)	(93,301)	—	(3,481)	(43,369)
Policy charges	(4,754)	(386,787)	(9,335)	(11,596)	(52,110)
Contract terminations:
Surrender benefits	—	(854,163)	—	(2,601)	(62,338)
Death benefits	—	(6,436)	—	—	(2,327)
Increase (decrease) from transactions	48,490	(1,024,305)	27,894	8,834	(149,681)
Increase (decrease) in net assets	86,258	709,867	40,564	28,261	(61,639)
Net assets at beginning of year	236,403	12,144,207	211,450	349,799	1,916,622
Net assets at end of year	$322,661	$12,854,074	$252,014	$378,060	$1,854,983

Accumulation unit activity
Units outstanding at beginning of year	89,136	3,105,866	196,965	263,235	768,028
Units purchased	18,186	631,662	33,533	23,174	84,350
Units redeemed	(1,640)	(623,205)	(8,366)	(16,620)	(126,108)
Units outstanding at end of year	105,682	3,114,323	222,132	269,789	726,270
See accompanying notes to financial statements.
 110 ■ RiverSource of New York Account 8

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Emerg Mkts Bond, Cl 1	Col VP Emerg Mkts Bond, Cl 2	Col VP Govt Money Mkt, Cl 1	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3
Operations
Investment income (loss) — net	$1,810	$795	$23,568	$20,830	$140,430
Net realized gain (loss) on sales of investments	11	(69)	—	—	1
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	272	212	—	—	(1)
Net increase (decrease) in net assets resulting from operations	2,093	938	23,568	20,830	140,430

Contract transactions
Contract purchase payments	5,632	1,222	188,306	116,178	244,488
Net transfers(1)	378	—	(258,805)	(16,577)	1,070,671
Transfers for policy loans	—	—	—	(4,143)	88,388
Policy charges	(1,438)	(565)	(18,037)	(18,457)	(270,930)
Contract terminations:
Surrender benefits	—	—	—	(7,426)	(215,940)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	4,572	657	(88,536)	69,575	916,677
Increase (decrease) in net assets	6,665	1,595	(64,968)	90,405	1,057,107
Net assets at beginning of year	31,360	15,252	561,703	404,225	2,635,490
Net assets at end of year	$38,025	$16,847	$496,735	$494,630	$3,692,597

Accumulation unit activity
Units outstanding at beginning of year	30,339	12,215	520,159	370,143	2,521,711
Units purchased	5,582	936	171,914	104,067	1,303,669
Units redeemed	(1,343)	(438)	(253,981)	(41,753)	(448,852)
Units outstanding at end of year	34,578	12,713	438,092	432,457	3,376,528
See accompanying notes to financial statements.
RiverSource of New York Account 8 ■ 111

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Hi Yield Bond, Cl 1	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 1	Col VP Inc Opp, Cl 2
Operations
Investment income (loss) — net	$9,544	$20,082	$135,944	$1,359	$4,530
Net realized gain (loss) on sales of investments	86	(442)	(40,971)	(88)	(185)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	1,244	3,785	69,808	97	302
Net increase (decrease) in net assets resulting from operations	10,874	23,425	164,781	1,368	4,647

Contract transactions
Contract purchase payments	63,896	25,314	68,267	3,231	3,462
Net transfers(1)	45,778	11,870	140,600	1,980	4,266
Transfers for policy loans	—	345	(27,604)	—	(15)
Policy charges	(12,775)	(10,995)	(73,744)	(1,275)	(2,742)
Contract terminations:
Surrender benefits	(4,499)	—	(294,106)	—	—
Death benefits	—	—	(32,440)	—	—
Increase (decrease) from transactions	92,400	26,534	(219,027)	3,936	4,971
Increase (decrease) in net assets	103,274	49,959	(54,246)	5,304	9,618
Net assets at beginning of year	122,128	318,522	2,638,118	22,053	79,753
Net assets at end of year	$225,402	$368,481	$2,583,872	$27,357	$89,371

Accumulation unit activity
Units outstanding at beginning of year	98,881	194,745	1,050,926	18,104	50,138
Units purchased	84,991	22,556	229,783	4,114	4,694
Units redeemed	(13,383)	(6,511)	(284,338)	(1,013)	(1,683)
Units outstanding at end of year	170,489	210,790	996,371	21,205	53,149
See accompanying notes to financial statements.
 112 ■ RiverSource of New York Account 8

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 1	Col VP Inter Bond, Cl 2	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 1
Operations
Investment income (loss) — net	$58,202	$5,410	$3,848	$235,528	$—
Net realized gain (loss) on sales of investments	(31,159)	(739)	(1,923)	(160,376)	43,931
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	31,941	(2,240)	442	(2,565)	569,608
Net increase (decrease) in net assets resulting from operations	58,984	2,431	2,367	72,587	613,539

Contract transactions
Contract purchase payments	25,420	18,044	13,422	214,151	551,032
Net transfers(1)	152,652	18,191	(323)	419,238	164,526
Transfers for policy loans	(6,176)	—	7	(81,508)	(7,921)
Policy charges	(26,105)	(10,055)	(3,945)	(232,620)	(118,136)
Contract terminations:
Surrender benefits	(31,755)	—	—	(160,302)	(44,115)
Death benefits	—	—	—	(290)	—
Increase (decrease) from transactions	114,036	26,180	9,161	158,669	545,386
Increase (decrease) in net assets	173,020	28,611	11,528	231,256	1,158,925
Net assets at beginning of year	1,082,634	87,090	54,558	5,536,137	1,690,340
Net assets at end of year	$1,255,654	$115,701	$66,086	$5,767,393	$2,849,265

Accumulation unit activity
Units outstanding at beginning of year	533,773	81,911	45,767	3,460,080	829,300
Units purchased	207,132	34,121	12,007	511,014	305,651
Units redeemed	(118,430)	(9,315)	(3,279)	(326,822)	(70,549)
Units outstanding at end of year	622,475	106,717	54,495	3,644,272	1,064,402
See accompanying notes to financial statements.
RiverSource of New York Account 8 ■ 113

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 1	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 1
Operations
Investment income (loss) — net	$—	$(20,530)	$—	$(73,939)	$1,583
Net realized gain (loss) on sales of investments	7,077	640,570	93,945	1,971,920	42
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	138,922	351,074	1,370,146	1,419,824	116
Net increase (decrease) in net assets resulting from operations	145,999	971,114	1,464,091	3,317,805	1,741

Contract transactions
Contract purchase payments	45,264	68,328	1,569,927	395,952	7,679
Net transfers(1)	(12,460)	(71,944)	1,191,221	734,205	17,337
Transfers for policy loans	490	(217,753)	(325,538)	(194,496)	—
Policy charges	(9,530)	(92,912)	(507,475)	(299,626)	(4,642)
Contract terminations:
Surrender benefits	—	(312,863)	(26,710)	(1,786,293)	—
Death benefits	—	—	—	(18,087)	—
Increase (decrease) from transactions	23,764	(627,144)	1,901,425	(1,168,345)	20,374
Increase (decrease) in net assets	169,763	343,970	3,365,516	2,149,460	22,115
Net assets at beginning of year	470,350	3,401,791	5,146,295	14,291,500	22,154
Net assets at end of year	$640,113	$3,745,761	$8,511,811	$16,440,960	$44,269

Accumulation unit activity
Units outstanding at beginning of year	104,731	702,754	2,812,179	3,050,599	19,759
Units purchased	8,615	142,781	1,320,666	682,880	21,942
Units redeemed	(4,552)	(152,943)	(402,783)	(747,388)	(4,009)
Units outstanding at end of year	108,794	692,592	3,730,062	2,986,091	37,692
See accompanying notes to financial statements.
 114 ■ RiverSource of New York Account 8

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 1	Col VP Long Govt/Cr Bond, Cl 2	Col VP Overseas Core, Cl 1	Col VP Overseas Core, Cl 2
Operations
Investment income (loss) — net	$27,118	$417	$315	$11,035	$8,070
Net realized gain (loss) on sales of investments	59	(98)	(3,082)	275	178
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	7,582	(741)	3,058	(10,615)	(1,957)
Net increase (decrease) in net assets resulting from operations	34,759	(422)	291	695	6,291

Contract transactions
Contract purchase payments	6,787	1,061	259	93,780	11,841
Net transfers(1)	(8,835)	159	(8,490)	228,553	89
Transfers for policy loans	1,994	—	—	—	505
Policy charges	(15,800)	(677)	(32)	(20,761)	(3,700)
Contract terminations:
Surrender benefits	(10,758)	—	—	—	(1,338)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(26,612)	543	(8,263)	301,572	7,397
Increase (decrease) in net assets	8,147	121	(7,972)	302,267	13,688
Net assets at beginning of year	874,816	10,295	8,689	225,445	182,815
Net assets at end of year	$882,963	$10,416	$717	$527,712	$196,503

Accumulation unit activity
Units outstanding at beginning of year	820,495	10,023	7,386	169,745	103,471
Units purchased	19,278	1,227	226	229,271	6,982
Units redeemed	(44,477)	(671)	(6,974)	(14,929)	(2,724)
Units outstanding at end of year	795,296	10,579	638	384,087	107,729
See accompanying notes to financial statements.
RiverSource of New York Account 8 ■ 115

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Overseas Core, Cl 3	Col VP Sel Gbl Tech, Cl 1	Col VP Sel Gbl Tech, Cl 2	Col VP Select Lg Cap Val, Cl 1	Col VP Select Lg Cap Val, Cl 2
Operations
Investment income (loss) — net	$161,947	$—	$—	$—	$—
Net realized gain (loss) on sales of investments	53,583	3,273	2	19,769	3,394
Distributions from capital gains	—	18,473	4,944	—	—
Net change in unrealized appreciation (depreciation) of investments	(101,780)	42,680	12,446	71,356	17,095
Net increase (decrease) in net assets resulting from operations	113,750	64,426	17,392	91,125	20,489

Contract transactions
Contract purchase payments	203,299	99,691	2,282	198,520	11,524
Net transfers(1)	22,325	46,512	42,242	41,253	35,259
Transfers for policy loans	(24,403)	—	20	—	(3,148)
Policy charges	(221,302)	(27,045)	(42)	(75,068)	(5,462)
Contract terminations:
Surrender benefits	(157,597)	—	—	(15,754)	—
Death benefits	(271)	—	—	—	—
Increase (decrease) from transactions	(177,949)	119,158	44,502	148,951	38,173
Increase (decrease) in net assets	(64,199)	183,584	61,894	240,076	58,662
Net assets at beginning of year	4,687,997	184,277	40,654	659,264	145,583
Net assets at end of year	$4,623,798	$367,861	$102,548	$899,340	$204,245

Accumulation unit activity
Units outstanding at beginning of year	3,265,282	147,096	32,586	419,471	44,483
Units purchased	187,475	103,542	32,379	139,645	13,398
Units redeemed	(308,975)	(19,265)	(29)	(52,117)	(2,447)
Units outstanding at end of year	3,143,782	231,373	64,936	506,999	55,434
See accompanying notes to financial statements.
 116 ■ RiverSource of New York Account 8

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Select Lg Cap Val, Cl 3	Col VP Select Mid Cap Gro, Cl 1	Col VP Select Mid Cap Gro, Cl 2	Col VP Select Mid Cap Gro, Cl 3	Col VP Select Mid Cap Val, Cl 1
Operations
Investment income (loss) — net	$(4,354)	$—	$—	$(5,307)	$—
Net realized gain (loss) on sales of investments	90,091	757	2,014	119,635	913
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	12,708	91,823	20,567	105,117	43,209
Net increase (decrease) in net assets resulting from operations	98,445	92,580	22,581	219,445	44,122

Contract transactions
Contract purchase payments	10,985	79,750	9,069	23,345	90,305
Net transfers(1)	15,132	51,322	(2,870)	(28,741)	65,911
Transfers for policy loans	(234,935)	—	—	578	—
Policy charges	(20,639)	(12,277)	(1,887)	(22,046)	(25,303)
Contract terminations:
Surrender benefits	(6,078)	(898)	—	(22,782)	(154)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(235,535)	117,897	4,312	(49,646)	130,759
Increase (decrease) in net assets	(137,090)	210,477	26,893	169,799	174,881
Net assets at beginning of year	911,236	313,355	95,372	1,030,424	290,223
Net assets at end of year	$774,146	$523,832	$122,265	$1,200,223	$465,104

Accumulation unit activity
Units outstanding at beginning of year	263,954	196,990	29,996	255,977	181,820
Units purchased	11,125	76,803	2,680	70,838	91,714
Units redeemed	(88,709)	(7,534)	(1,506)	(31,074)	(14,623)
Units outstanding at end of year	186,370	266,259	31,170	295,741	258,911
See accompanying notes to financial statements.
RiverSource of New York Account 8 ■ 117

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Select Mid Cap Val, Cl 2	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 1	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3
Operations
Investment income (loss) — net	$—	$(4,098)	$—	$—	$(6,275)
Net realized gain (loss) on sales of investments	3,197	71,233	952	3,179	57,800
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	16,567	41,113	16,386	18,025	91,973
Net increase (decrease) in net assets resulting from operations	19,764	108,248	17,338	21,204	143,498

Contract transactions
Contract purchase payments	8,861	28,021	45,823	8,982	33,861
Net transfers(1)	(4,147)	(748)	14,938	(5,693)	(7,498)
Transfers for policy loans	505	(11,693)	—	—	(4,479)
Policy charges	(4,327)	(22,502)	(11,014)	(5,157)	(36,225)
Contract terminations:
Surrender benefits	—	(18,300)	—	—	(30,085)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	892	(25,222)	49,747	(1,868)	(44,426)
Increase (decrease) in net assets	20,656	83,026	67,085	19,336	99,072
Net assets at beginning of year	157,860	905,717	99,284	150,492	1,118,237
Net assets at end of year	$178,516	$988,743	$166,369	$169,828	$1,217,309

Accumulation unit activity
Units outstanding at beginning of year	50,894	249,515	71,214	53,970	269,612
Units purchased	2,836	63,466	40,898	3,112	37,058
Units redeemed	(2,466)	(27,236)	(7,375)	(3,498)	(31,220)
Units outstanding at end of year	51,264	285,745	104,737	53,584	275,450
See accompanying notes to financial statements.
 118 ■ RiverSource of New York Account 8

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Strategic Inc, Cl 1	Col VP Strategic Inc, Cl 2	Col VP US Govt Mtge, Cl 1	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3
Operations
Investment income (loss) — net	$7,685	$10,001	$739	$589	$31,833
Net realized gain (loss) on sales of investments	(196)	(3,084)	(88)	(61)	(25,403)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	215	2,555	(169)	(268)	4,028
Net increase (decrease) in net assets resulting from operations	7,704	9,472	482	260	10,458

Contract transactions
Contract purchase payments	48,234	46,461	5,189	316	62,551
Net transfers(1)	17,068	124,234	861	587	37,098
Transfers for policy loans	—	1,011	—	(13)	(9,800)
Policy charges	(14,039)	(76,730)	(1,955)	(982)	(61,789)
Contract terminations:
Surrender benefits	(210)	(191)	—	—	(40,495)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	51,053	94,785	4,095	(92)	(12,435)
Increase (decrease) in net assets	58,757	104,257	4,577	168	(1,977)
Net assets at beginning of year	145,094	179,736	17,377	18,754	1,185,996
Net assets at end of year	$203,851	$283,993	$21,954	$18,922	$1,184,019

Accumulation unit activity
Units outstanding at beginning of year	128,023	131,824	17,401	16,737	982,038
Units purchased	56,054	122,536	6,189	813	96,420
Units redeemed	(12,283)	(55,053)	(1,945)	(885)	(103,588)
Units outstanding at end of year	171,794	199,307	21,645	16,665	974,870
See accompanying notes to financial statements.
RiverSource of New York Account 8 ■ 119

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	CS Commodity Return, Cl 1	CTIVP AC Div Bond, Cl 1	CTIVP AC Div Bond, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 1	CTIVP BR Gl Infl Prot Sec, Cl 2
Operations
Investment income (loss) — net	$10,293	$1,190	$798	$780	$335
Net realized gain (loss) on sales of investments	(27,031)	(435)	(188)	(918)	(239)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	33,451	(340)	(431)	(420)	(292)
Net increase (decrease) in net assets resulting from operations	16,713	415	179	(558)	(196)

Contract transactions
Contract purchase payments	14,684	2,654	2,470	12,777	3,568
Net transfers(1)	(36,986)	(2,631)	4,199	(2,464)	(630)
Transfers for policy loans	(8,114)	—	(363)	3,130	(1)
Policy charges	(7,563)	(1,806)	(567)	(2,687)	(962)
Contract terminations:
Surrender benefits	(20,786)	—	—	—	(140)
Death benefits	(575)	—	—	—	—
Increase (decrease) from transactions	(59,340)	(1,783)	5,739	10,756	1,835
Increase (decrease) in net assets	(42,627)	(1,368)	5,918	10,198	1,639
Net assets at beginning of year	406,360	31,124	18,473	37,778	17,057
Net assets at end of year	$363,733	$29,756	$24,391	$47,976	$18,696

Accumulation unit activity
Units outstanding at beginning of year	485,059	29,736	15,912	36,316	14,408
Units purchased	28,124	2,462	5,537	15,203	3,043
Units redeemed	(97,867)	(4,265)	(755)	(4,972)	(1,467)
Units outstanding at end of year	415,316	27,933	20,694	46,547	15,984
See accompanying notes to financial statements.
 120 ■ RiverSource of New York Account 8

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP CenterSquare Real Est, Cl 1	CTIVP CenterSquare Real Est, Cl 2	CTIVP Prin Lg Cap Gro, Cl 1	CTIVP Prin Lg Cap Gro, Cl 2
Operations
Investment income (loss) — net	$7,221	$1,850	$5,403	$—	$—
Net realized gain (loss) on sales of investments	(30,834)	(115)	(4,008)	375	4,528
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	15,102	5,289	22,785	26,411	13,300
Net increase (decrease) in net assets resulting from operations	(8,511)	7,024	24,180	26,786	17,828

Contract transactions
Contract purchase payments	27,414	12,311	14,602	26,018	7,303
Net transfers(1)	(23,848)	133	(37,467)	1,623	25,316
Transfers for policy loans	(3,690)	—	(354)	—	—
Policy charges	(27,635)	(2,583)	(5,674)	(8,249)	(4,260)
Contract terminations:
Surrender benefits	(757)	—	(1,016)	—	(7,459)
Death benefits	(146)	—	—	—	—
Increase (decrease) from transactions	(28,662)	9,861	(29,909)	19,392	20,900
Increase (decrease) in net assets	(37,173)	16,885	(5,729)	46,178	38,728
Net assets at beginning of year	554,871	63,938	213,304	118,899	77,895
Net assets at end of year	$517,698	$80,823	$207,575	$165,077	$116,623

Accumulation unit activity
Units outstanding at beginning of year	400,168	49,470	115,096	64,457	17,815
Units purchased	41,326	9,108	7,713	13,209	6,568
Units redeemed	(56,395)	(1,903)	(20,858)	(3,963)	(2,361)
Units outstanding at end of year	385,099	56,675	101,951	73,703	22,022
See accompanying notes to financial statements.
RiverSource of New York Account 8 ■ 121

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	CTIVP T Rowe Price LgCap Val, Cl 1	CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP TCW Core Plus Bond, Cl 1	CTIVP TCW Core Plus Bond, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 1
Operations
Investment income (loss) — net	$—	$—	$3,325	$1,654	$—
Net realized gain (loss) on sales of investments	4,550	1,472	(1,090)	(32)	11,346
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	18,933	14,077	(1,915)	(1,400)	50,998
Net increase (decrease) in net assets resulting from operations	23,483	15,549	320	222	62,344

Contract transactions
Contract purchase payments	45,997	7,446	7,526	941	154,735
Net transfers(1)	7,965	(2,635)	(6,234)	749	25,064
Transfers for policy loans	(17,013)	(451)	—	—	3,756
Policy charges	(18,532)	(1,262)	(5,343)	(653)	(31,517)
Contract terminations:
Surrender benefits	—	—	—	—	(10,588)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	18,417	3,098	(4,051)	1,037	141,450
Increase (decrease) in net assets	41,900	18,647	(3,731)	1,259	203,794
Net assets at beginning of year	187,324	131,380	87,087	41,165	554,052
Net assets at end of year	$229,224	$150,027	$83,356	$42,424	$757,846

Accumulation unit activity
Units outstanding at beginning of year	122,303	52,147	82,841	36,369	321,941
Units purchased	32,222	2,698	7,077	1,500	101,233
Units redeemed	(20,830)	(1,523)	(11,219)	(577)	(22,541)
Units outstanding at end of year	133,695	53,322	78,699	37,292	400,633
See accompanying notes to financial statements.
 122 ■ RiverSource of New York Account 8

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	CTIVP Vty Sycamore Estb Val, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP Wellington Lg Cap Val, Cl 1	CTIVP Wellington Lg Cap Val, Cl 2	CTIVP Westfield Mid Cap Gro, Cl 1
Operations
Investment income (loss) — net	$—	$(6,112)	$—	$—	$—
Net realized gain (loss) on sales of investments	39,131	115,313	5,213	3,256	1,295
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	15,979	(2,508)	15,151	26,351	14,743
Net increase (decrease) in net assets resulting from operations	55,110	106,693	20,364	29,607	16,038

Contract transactions
Contract purchase payments	41,085	18,373	129,138	13,520	29,423
Net transfers(1)	(63,884)	(53,727)	203,563	1,425	4,664
Transfers for policy loans	(6,531)	(129,138)	—	(6,464)	(6,025)
Policy charges	(11,310)	(16,533)	(27,292)	(4,779)	(5,284)
Contract terminations:
Surrender benefits	(254)	(60,544)	—	—	—
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(40,894)	(241,569)	305,409	3,702	22,778
Increase (decrease) in net assets	14,216	(134,876)	325,773	33,309	38,816
Net assets at beginning of year	534,583	1,247,572	207,794	252,418	82,165
Net assets at end of year	$548,799	$1,112,696	$533,567	$285,727	$120,981

Accumulation unit activity
Units outstanding at beginning of year	144,447	270,524	135,989	85,181	49,013
Units purchased	10,339	18,820	192,831	4,731	18,773
Units redeemed	(19,518)	(67,800)	(16,236)	(3,387)	(6,362)
Units outstanding at end of year	135,268	221,544	312,584	86,525	61,424
See accompanying notes to financial statements.
RiverSource of New York Account 8 ■ 123

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	CTIVP Westfield Mid Cap Gro, Cl 2	CTIVP Westfield Sel Lg Cp Gr, Cl 1	CTIVP Westfield Sel Lg Cp Gr, Cl 2	CVT EAFE Intl Index, Cl F	CVT EAFE Intl Index, Cl I
Operations
Investment income (loss) — net	$—	$—	$—	$520	$4,621
Net realized gain (loss) on sales of investments	436	972	319	104	355
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	12,620	44,557	15,219	(8)	(4,248)
Net increase (decrease) in net assets resulting from operations	13,056	45,529	15,538	616	728

Contract transactions
Contract purchase payments	3,294	26,691	5,060	480	37,375
Net transfers(1)	5,000	(2,688)	(21,189)	17,278	37,264
Transfers for policy loans	505	—	525	—	—
Policy charges	(477)	(5,063)	(3,008)	(1,666)	(8,260)
Contract terminations:
Surrender benefits	(1,175)	—	—	(413)	—
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	7,147	18,940	(18,612)	15,679	66,379
Increase (decrease) in net assets	20,203	64,469	(3,074)	16,295	67,107
Net assets at beginning of year	69,959	151,030	70,545	1,966	102,156
Net assets at end of year	$90,162	$215,499	$67,471	$18,261	$169,263

Accumulation unit activity
Units outstanding at beginning of year	21,688	104,109	21,029	1,364	88,401
Units purchased	2,592	17,299	1,594	15,405	60,341
Units redeemed	(430)	(4,902)	(6,805)	(1,368)	(6,735)
Units outstanding at end of year	23,850	116,506	15,818	15,401	142,007
See accompanying notes to financial statements.
 124 ■ RiverSource of New York Account 8

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	CVT Nasdaq 100 Index, Cl F	CVT Nasdaq 100 Index, Cl I	CVT Russ 2000 Sm Cap Ind, Cl F	CVT Russ 2000 Sm Cap Ind, Cl I	DWS Alt Asset Alloc VIP, Cl A
Operations
Investment income (loss) — net	$211	$1,064	$206	$1,037	$1,604
Net realized gain (loss) on sales of investments	144	1,879	98	518	10
Distributions from capital gains	4,147	20,909	333	1,677	25
Net change in unrealized appreciation (depreciation) of investments	6,548	29,033	1,259	4,287	508
Net increase (decrease) in net assets resulting from operations	11,050	52,885	1,896	7,519	2,147

Contract transactions
Contract purchase payments	1,742	101,559	557	16,420	41,252
Net transfers(1)	35,617	134,140	15,667	50,013	68,447
Transfers for policy loans	20	—	—	—	—
Policy charges	(1,583)	(36,803)	(1,391)	(9,157)	(3,860)
Contract terminations:
Surrender benefits	—	—	(379)	—	—
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	35,796	198,896	14,454	57,276	105,839
Increase (decrease) in net assets	46,846	251,781	16,350	64,795	107,986
Net assets at beginning of year	19,111	109,164	371	21,811	27,043
Net assets at end of year	$65,957	$360,945	$16,721	$86,606	$135,029

Accumulation unit activity
Units outstanding at beginning of year	14,544	82,737	—	19,609	21,555
Units purchased	26,723	160,057	14,771	58,102	83,262
Units redeemed	(1,073)	(24,301)	(1,183)	(7,711)	(2,932)
Units outstanding at end of year	40,194	218,493	13,588	70,000	101,885
See accompanying notes to financial statements.
RiverSource of New York Account 8 ■ 125

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	EV VT Floating-Rate Inc, Inst Cl(2),(3)	Fid VIP Contrafund, Init Cl	Fid VIP Contrafund, Serv Cl 2
Operations
Investment income (loss) — net	$8,662	$104,330	$339	$3,218	$(32,242)
Net realized gain (loss) on sales of investments	(214)	(15,756)	—	6,988	489,100
Distributions from capital gains	157	—	—	219,457	944,950
Net change in unrealized appreciation (depreciation) of investments	4,703	9,105	(6)	101,784	546,087
Net increase (decrease) in net assets resulting from operations	13,308	97,679	333	331,447	1,947,895

Contract transactions
Contract purchase payments	21,230	20,984	2,263	312,426	184,532
Net transfers(1)	21,294	(23,275)	3,719	772,742	780,897
Transfers for policy loans	503	(9,573)	—	(14,058)	(294,877)
Policy charges	(8,610)	(32,797)	(189)	(91,008)	(141,801)
Contract terminations:
Surrender benefits	(8)	(22,452)	—	(1,829)	(492,548)
Death benefits	—	(1,048)	—	—	(1,256)
Increase (decrease) from transactions	34,409	(68,161)	5,793	978,273	34,947
Increase (decrease) in net assets	47,717	29,518	6,126	1,309,720	1,982,842
Net assets at beginning of year	260,554	1,426,202	—	702,527	5,896,977
Net assets at end of year	$308,271	$1,455,720	$6,126	$2,012,247	$7,879,819

Accumulation unit activity
Units outstanding at beginning of year	202,119	883,468	—	366,743	1,339,507
Units purchased	32,851	200,883	3,854	463,354	254,108
Units redeemed	(6,530)	(195,429)	(181)	(44,944)	(208,951)
Units outstanding at end of year	228,440	888,922	3,673	785,153	1,384,664
See accompanying notes to financial statements.
 126 ■ RiverSource of New York Account 8

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Fid VIP Emer Mkts, Init Cl(2)	Fid VIP Energy, Init Cl(2)	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Gro Opp, Init Cl(2)
Operations
Investment income (loss) — net	$42	$23	$37,350	$20,774	$—
Net realized gain (loss) on sales of investments	2	(1)	167,846	252,128	3,799
Distributions from capital gains	—	—	337,343	162,243	—
Net change in unrealized appreciation (depreciation) of investments	(4)	(86)	409,102	27,412	1,676
Net increase (decrease) in net assets resulting from operations	40	(64)	951,641	462,557	5,475

Contract transactions
Contract purchase payments	258	319	122,213	48,276	261,215
Net transfers(1)	3,084	1,014	(37,536)	(13,320)	(167,486)
Transfers for policy loans	—	—	8,906	(120,127)	—
Policy charges	(84)	(38)	(185,753)	(54,998)	(219)
Contract terminations:
Surrender benefits	—	—	(198,224)	(135,566)	(270)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	3,258	1,295	(290,394)	(275,735)	93,240
Increase (decrease) in net assets	3,298	1,231	661,247	186,822	98,715
Net assets at beginning of year	—	—	4,579,195	2,266,201	—
Net assets at end of year	$3,298	$1,231	$5,240,442	$2,453,023	$98,715

Accumulation unit activity
Units outstanding at beginning of year	—	—	906,130	865,574	—
Units purchased	2,905	1,096	29,372	276,643	191,231
Units redeemed	(72)	(35)	(80,083)	(289,242)	(119,931)
Units outstanding at end of year	2,833	1,061	855,419	852,975	71,300
See accompanying notes to financial statements.
RiverSource of New York Account 8 ■ 127

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Fid VIP Invest Gr, Init Cl(2)	Fid VIP Mid Cap, Init Cl	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl
Operations
Investment income (loss) — net	$872	$4,385	$(13,362)	$(1,501)	$14,774
Net realized gain (loss) on sales of investments	19	2,100	86,638	165,999	38,372
Distributions from capital gains	—	96,920	791,081	769,222	74,911
Net change in unrealized appreciation (depreciation) of investments	(1,429)	(21,331)	52,815	(37,276)	(67,200)
Net increase (decrease) in net assets resulting from operations	(538)	82,074	917,172	896,444	60,857

Contract transactions
Contract purchase payments	7,926	164,275	107,555	133,871	43,319
Net transfers(1)	30,538	241,253	(22,706)	(105,695)	125,134
Transfers for policy loans	—	(13,360)	(32,651)	(181,138)	3,406
Policy charges	(1,105)	(37,696)	(198,315)	(113,384)	(41,662)
Contract terminations:
Surrender benefits	(78)	(667)	(236,687)	(399,158)	(72,590)
Death benefits	—	—	(4,297)	(382)	—
Increase (decrease) from transactions	37,281	353,805	(387,101)	(665,886)	57,607
Increase (decrease) in net assets	36,743	435,879	530,071	230,558	118,464
Net assets at beginning of year	—	433,660	5,692,586	5,571,907	1,470,954
Net assets at end of year	$36,743	$869,539	$6,222,657	$5,802,465	$1,589,418

Accumulation unit activity
Units outstanding at beginning of year	—	278,924	974,274	2,433,962	570,392
Units purchased	37,100	226,332	19,921	486,546	70,226
Units redeemed	(1,066)	(29,248)	(78,532)	(697,432)	(45,108)
Units outstanding at end of year	36,034	476,008	915,663	2,223,076	595,510
See accompanying notes to financial statements.
 128 ■ RiverSource of New York Account 8

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Init Cl	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2	Frank Inc, Cl 1
Operations
Investment income (loss) — net	$13,159	$21,543	$820	$26,201	$2,834
Net realized gain (loss) on sales of investments	67,897	1,810	(3)	(64,081)	45
Distributions from capital gains	59,398	—	—	—	221
Net change in unrealized appreciation (depreciation) of investments	(83,149)	3,977	653	30,390	790
Net increase (decrease) in net assets resulting from operations	57,305	27,330	1,470	(7,490)	3,890

Contract transactions
Contract purchase payments	37,831	188,407	2,514	76,267	17,495
Net transfers(1)	20,719	66,504	(4,234)	(101,046)	(700)
Transfers for policy loans	(36,555)	5,635	901	(67,079)	—
Policy charges	(20,059)	(35,682)	(786)	(62,458)	(5,945)
Contract terminations:
Surrender benefits	(46,135)	(9,611)	—	(74,891)	—
Death benefits	—	—	—	(119)	—
Increase (decrease) from transactions	(44,199)	215,253	(1,605)	(229,326)	10,850
Increase (decrease) in net assets	13,106	242,583	(135)	(236,816)	14,740
Net assets at beginning of year	1,224,179	359,237	23,424	2,039,199	46,630
Net assets at end of year	$1,237,285	$601,820	$23,289	$1,802,383	$61,370

Accumulation unit activity
Units outstanding at beginning of year	708,317	311,685	17,046	890,097	35,508
Units purchased	143,610	218,311	2,411	121,044	12,633
Units redeemed	(158,757)	(37,755)	(3,436)	(175,157)	(4,652)
Units outstanding at end of year	693,170	492,241	16,021	835,984	43,489
See accompanying notes to financial statements.
RiverSource of New York Account 8 ■ 129

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Frank Inc, Cl 2	Frank Mutual Shares, Cl 1	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 1	Frank Sm Cap Val, Cl 2
Operations
Investment income (loss) — net	$22,852	$652	$27,307	$2,580	$13,078
Net realized gain (loss) on sales of investments	(1,505)	136	(11,995)	2,129	(47,162)
Distributions from capital gains	2,086	602	36,884	5,088	67,059
Net change in unrealized appreciation (depreciation) of investments	8,883	1,418	132,091	17,475	273,830
Net increase (decrease) in net assets resulting from operations	32,316	2,808	184,287	27,272	306,805

Contract transactions
Contract purchase payments	11,441	5,012	62,967	60,567	59,145
Net transfers(1)	34,511	—	(7,053)	(29,652)	(45,380)
Transfers for policy loans	(21,883)	—	(19,436)	—	(51,029)
Policy charges	(13,734)	(2,646)	(36,752)	(17,978)	(62,210)
Contract terminations:
Surrender benefits	(10,211)	—	(124,556)	(5,127)	(90,294)
Death benefits	—	—	—	—	(341)
Increase (decrease) from transactions	124	2,366	(124,830)	7,810	(190,109)
Increase (decrease) in net assets	32,440	5,174	59,457	35,082	116,696
Net assets at beginning of year	446,052	25,391	1,692,719	212,299	2,855,602
Net assets at end of year	$478,492	$30,565	$1,752,176	$247,381	$2,972,298

Accumulation unit activity
Units outstanding at beginning of year	310,215	19,019	592,966	143,186	678,772
Units purchased	52,149	3,356	68,977	38,565	127,469
Units redeemed	(49,068)	(1,841)	(84,979)	(32,796)	(98,632)
Units outstanding at end of year	313,296	20,534	576,964	148,955	707,609
See accompanying notes to financial statements.
 130 ■ RiverSource of New York Account 8

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	GS VIT Mid Cap Val, Inst	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II
Operations
Investment income (loss) — net	$30,199	$343	$3,632	$(4,744)	$(4,721)
Net realized gain (loss) on sales of investments	66,331	39,135	151,196	16,536	40,403
Distributions from capital gains	361,558	34,251	415,257	—	—
Net change in unrealized appreciation (depreciation) of investments	243,637	33,190	180,637	193,929	290,774
Net increase (decrease) in net assets resulting from operations	701,725	106,919	750,722	205,721	326,456

Contract transactions
Contract purchase payments	144,034	11,270	60,049	10,866	13,206
Net transfers(1)	(66,096)	(2,738)	(120,983)	(3,733)	22,465
Transfers for policy loans	(26,649)	252	(90,983)	(34,916)	(55,771)
Policy charges	(145,232)	(15,092)	(60,682)	(23,918)	(16,244)
Contract terminations:
Surrender benefits	(370,031)	(206,332)	(310,584)	(9,539)	(110,237)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(463,974)	(212,640)	(523,183)	(61,240)	(146,581)
Increase (decrease) in net assets	237,751	(105,721)	227,539	144,481	179,875
Net assets at beginning of year	6,092,781	551,818	2,923,675	628,746	994,889
Net assets at end of year	$6,330,532	$446,097	$3,151,214	$773,227	$1,174,764

Accumulation unit activity
Units outstanding at beginning of year	1,274,946	110,189	629,528	164,227	319,425
Units purchased	298,099	2,460	24,474	2,535	57,571
Units redeemed	(218,555)	(39,624)	(116,627)	(15,864)	(91,203)
Units outstanding at end of year	1,354,490	73,025	537,375	150,898	285,793
See accompanying notes to financial statements.
RiverSource of New York Account 8 ■ 131

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Invesco VI Bal Risk Alloc, Ser I	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Dis Mid Cap Gro, Ser I
Operations
Investment income (loss) — net	$2,153	$15,601	$5,053	$(18,194)	$(5,176)
Net realized gain (loss) on sales of investments	(73)	(1,531)	18,895	167,301	(6,143)
Distributions from capital gains	—	—	37,704	955,708	—
Net change in unrealized appreciation (depreciation) of investments	(969)	(6,352)	(2,815)	1,360,024	206,987
Net increase (decrease) in net assets resulting from operations	1,111	7,718	58,837	2,464,839	195,668

Contract transactions
Contract purchase payments	8,455	9,544	9,858	278,512	34,780
Net transfers(1)	753	10,516	141,689	(186,801)	(55,386)
Transfers for policy loans	—	840	(4,515)	2,344	(3,244)
Policy charges	(3,607)	(2,146)	(6,620)	(408,900)	(20,326)
Contract terminations:
Surrender benefits	—	—	(56,855)	(513,397)	(56,535)
Death benefits	—	—	—	(4,993)	—
Increase (decrease) from transactions	5,601	18,754	83,557	(833,235)	(100,711)
Increase (decrease) in net assets	6,712	26,472	142,394	1,631,604	94,957
Net assets at beginning of year	29,236	253,106	390,796	10,346,008	881,494
Net assets at end of year	$35,948	$279,578	$533,190	$11,977,612	$976,451

Accumulation unit activity
Units outstanding at beginning of year	24,567	188,524	112,553	2,031,002	637,417
Units purchased	7,403	17,465	43,186	48,540	34,773
Units redeemed	(2,890)	(4,500)	(19,468)	(190,151)	(100,617)
Units outstanding at end of year	29,080	201,489	136,271	1,889,391	571,573
See accompanying notes to financial statements.
 132 ■ RiverSource of New York Account 8

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Invesco VI Div Divd, Ser I	Invesco VI EQV Intl Eq, Ser II	Invesco VI Gbl Strat Inc, Ser I	Invesco VI Gbl Strat Inc, Ser II	Invesco VI Global, Ser I
Operations
Investment income (loss) — net	$15,044	$11,280	$1,369	$33,641	$—
Net realized gain (loss) on sales of investments	17,825	7,703	80	(40,002)	12,167
Distributions from capital gains	44,278	5,993	—	—	32,025
Net change in unrealized appreciation (depreciation) of investments	64,472	(24,320)	(133)	39,191	37,285
Net increase (decrease) in net assets resulting from operations	141,619	656	1,316	32,830	81,477

Contract transactions
Contract purchase payments	24,636	26,756	16,283	52,842	133,415
Net transfers(1)	(91,558)	15,395	576	34,009	(84,356)
Transfers for policy loans	(74,698)	(3,463)	—	(215,077)	(3,422)
Policy charges	(20,976)	(20,308)	(4,447)	(46,305)	(36,515)
Contract terminations:
Surrender benefits	(39,163)	(60,723)	—	(41,914)	(16,213)
Death benefits	—	(2,069)	—	(200)	—
Increase (decrease) from transactions	(201,759)	(44,412)	12,412	(216,645)	(7,091)
Increase (decrease) in net assets	(60,140)	(43,756)	13,728	(183,815)	74,386
Net assets at beginning of year	1,167,398	1,110,101	30,814	1,624,807	499,172
Net assets at end of year	$1,107,258	$1,066,345	$44,542	$1,440,992	$573,558

Accumulation unit activity
Units outstanding at beginning of year	449,499	477,206	30,185	1,128,210	319,139
Units purchased	8,436	42,516	16,418	99,489	75,818
Units redeemed	(81,835)	(55,790)	(4,306)	(278,744)	(79,020)
Units outstanding at end of year	376,100	463,932	42,297	948,955	315,937
See accompanying notes to financial statements.
RiverSource of New York Account 8 ■ 133

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Invesco VI Global, Ser II	Invesco VI Mn St Sm Cap, Ser I	Invesco VI Mn St Sm Cap, Ser II	Invesco VI Tech, Ser I	Invesco VI Tech, Ser II
Operations
Investment income (loss) — net	$(6,966)	$—	$(6,267)	$(6,899)	$—
Net realized gain (loss) on sales of investments	17,309	1,061	27,657	19,474	37
Distributions from capital gains	108,318	14,625	71,274	67,844	393
Net change in unrealized appreciation (depreciation) of investments	151,838	21,110	118,934	358,957	1,778
Net increase (decrease) in net assets resulting from operations	270,499	36,796	211,598	439,376	2,208

Contract transactions
Contract purchase payments	80,780	82,029	60,125	57,312	—
Net transfers(1)	(294,891)	110,799	54,294	87,379	226
Transfers for policy loans	(41,348)	(7,837)	(89,183)	(17,277)	—
Policy charges	(35,287)	(17,790)	(29,711)	(41,392)	(31)
Contract terminations:
Surrender benefits	(80,528)	(1,924)	(11,083)	(30,838)	(159)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(371,274)	165,277	(15,558)	55,184	36
Increase (decrease) in net assets	(100,775)	202,073	196,040	494,560	2,244
Net assets at beginning of year	1,823,314	252,875	1,802,594	1,252,269	6,355
Net assets at end of year	$1,722,539	$454,948	$1,998,634	$1,746,829	$8,599

Accumulation unit activity
Units outstanding at beginning of year	512,963	160,827	497,496	303,612	5,245
Units purchased	23,998	112,115	56,366	119,088	200
Units redeemed	(127,827)	(16,169)	(45,510)	(43,101)	(21)
Units outstanding at end of year	409,134	256,773	508,352	379,599	5,424
See accompanying notes to financial statements.
 134 ■ RiverSource of New York Account 8

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Bal, Inst	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Flex Bd, Inst
Operations
Investment income (loss) — net	$(13,938)	$18,639	$1,034	$840	$12,343
Net realized gain (loss) on sales of investments	203,872	2,463	5,641	4,022	(31)
Distributions from capital gains	—	—	—	38,221	—
Net change in unrealized appreciation (depreciation) of investments	501,839	98,222	3,004	73,704	(11,477)
Net increase (decrease) in net assets resulting from operations	691,773	119,324	9,679	116,787	835

Contract transactions
Contract purchase payments	41,609	135,096	1,336	11,441	102,904
Net transfers(1)	7,824	19,003	(23,618)	(3,014)	219,812
Transfers for policy loans	(111,225)	—	(3)	(860)	—
Policy charges	(49,046)	(39,181)	(307)	(13,184)	(16,449)
Contract terminations:
Surrender benefits	(228,273)	(215)	(342)	(3,688)	—
Death benefits	(5,001)	—	—	—	—
Increase (decrease) from transactions	(344,112)	114,703	(22,934)	(9,305)	306,267
Increase (decrease) in net assets	347,661	234,027	(13,255)	107,482	307,102
Net assets at beginning of year	2,297,291	737,372	64,068	800,241	81,235
Net assets at end of year	$2,644,952	$971,399	$50,813	$907,723	$388,337

Accumulation unit activity
Units outstanding at beginning of year	311,522	498,152	41,082	117,904	75,329
Units purchased	81,835	94,741	794	1,684	292,912
Units redeemed	(102,698)	(24,348)	(13,574)	(3,555)	(15,052)
Units outstanding at end of year	290,659	568,545	28,302	116,033	353,189
See accompanying notes to financial statements.
RiverSource of New York Account 8 ■ 135

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Janus Henderson VIT Flex Bd, Serv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Inst	Janus Henderson VIT Res, Serv	Lazard Ret Global Dyn MA, Inv
Operations
Investment income (loss) — net	$1,705	$13,544	$19	$(4,110)	$—
Net realized gain (loss) on sales of investments	(12)	62,753	86	58,441	95
Distributions from capital gains	—	—	1,815	22,712	—
Net change in unrealized appreciation (depreciation) of investments	(1,423)	14,218	16,689	137,822	1,065
Net increase (decrease) in net assets resulting from operations	270	90,515	18,609	214,865	1,160

Contract transactions
Contract purchase payments	6,765	62,299	4,170	17,441	5,435
Net transfers(1)	14,180	1,133	—	66,166	1,105
Transfers for policy loans	—	(64,426)	—	(40,141)	—
Policy charges	(426)	(60,035)	(559)	(17,372)	(2,936)
Contract terminations:
Surrender benefits	—	(99,997)	—	(56,181)	—
Death benefits	—	(217)	—	—	—
Increase (decrease) from transactions	20,519	(161,243)	3,611	(30,087)	3,604
Increase (decrease) in net assets	20,789	(70,728)	22,220	184,778	4,764
Net assets at beginning of year	26,124	1,822,478	51,257	618,403	11,605
Net assets at end of year	$46,913	$1,751,750	$73,477	$803,181	$16,369

Accumulation unit activity
Units outstanding at beginning of year	22,004	746,386	26,822	125,568	10,212
Units purchased	17,235	64,024	1,835	25,338	5,481
Units redeemed	(357)	(113,380)	(241)	(22,798)	(2,435)
Units outstanding at end of year	38,882	697,030	28,416	128,108	13,258
See accompanying notes to financial statements.
 136 ■ RiverSource of New York Account 8

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Lazard Ret Global Dyn MA, Serv	Lord Abt Bond Debenture, Cl VC(2)	LVIP AC Intl, Serv Cl	LVIP AC Intl, Std Cl II	LVIP AC Mid Cap Val, Std Cl II(2)
Operations
Investment income (loss) — net	$(88)	$1,176	$7,252	$6,106	$504
Net realized gain (loss) on sales of investments	(184)	21	5,526	21,213	78
Distributions from capital gains	—	—	—	—	443
Net change in unrealized appreciation (depreciation) of investments	1,548	(1,114)	10,907	(11,369)	(416)
Net increase (decrease) in net assets resulting from operations	1,276	83	23,685	15,950	609

Contract transactions
Contract purchase payments	241	5,146	18,837	22,702	6,293
Net transfers(1)	(2,682)	16,818	(115,636)	(14,629)	19,640
Transfers for policy loans	373	—	1,672	3,485	—
Policy charges	(577)	(817)	(11,927)	(23,444)	(2,274)
Contract terminations:
Surrender benefits	—	(80)	(43,021)	(117,583)	(106)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(2,645)	21,067	(150,075)	(129,469)	23,553
Increase (decrease) in net assets	(1,369)	21,150	(126,390)	(113,519)	24,162
Net assets at beginning of year	17,069	—	786,190	701,441	—
Net assets at end of year	$15,700	$21,150	$659,800	$587,922	$24,162

Accumulation unit activity
Units outstanding at beginning of year	12,357	—	510,154	315,441	—
Units purchased	2,148	20,624	61,530	10,849	24,308
Units redeemed	(3,871)	(767)	(147,800)	(80,554)	(2,110)
Units outstanding at end of year	10,634	19,857	423,884	245,736	22,198
See accompanying notes to financial statements.
RiverSource of New York Account 8 ■ 137

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	LVIP AC Val, Serv Cl	LVIP AC Val, Std Cl II	MFS Gbl Real Est, Init Cl(2)	MFS Intl Gro, Init Cl(2)	MFS Mass Inv Gro Stock, Serv Cl
Operations
Investment income (loss) — net	$56,762	$87,139	$2	$444	$(14,181)
Net realized gain (loss) on sales of investments	79,173	173,899	—	122	61,526
Distributions from capital gains	137,832	231,072	—	144	311,360
Net change in unrealized appreciation (depreciation) of investments	(69,836)	(142,558)	(2)	(490)	125,357
Net increase (decrease) in net assets resulting from operations	203,931	349,552	—	220	484,062

Contract transactions
Contract purchase payments	60,540	135,953	75	16,477	52,133
Net transfers(1)	(100,431)	(127,065)	—	62,012	90,252
Transfers for policy loans	(26,884)	6,006	—	—	(29,450)
Policy charges	(48,495)	(146,803)	—	(4,202)	(69,835)
Contract terminations:
Surrender benefits	(92,525)	(394,236)	—	(83)	(199,648)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(207,795)	(526,145)	75	74,204	(156,548)
Increase (decrease) in net assets	(3,864)	(176,593)	75	74,424	327,514
Net assets at beginning of year	2,352,619	4,042,517	—	—	3,106,178
Net assets at end of year	$2,348,755	$3,865,924	$75	$74,424	$3,433,692

Accumulation unit activity
Units outstanding at beginning of year	1,020,712	875,017	—	—	1,137,870
Units purchased	146,231	45,963	—	71,046	86,854
Units redeemed	(209,047)	(131,210)	—	(3,746)	(123,232)
Units outstanding at end of year	957,896	789,770	—	67,300	1,101,492
See accompanying notes to financial statements.
 138 ■ RiverSource of New York Account 8

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	MFS New Dis, Serv Cl	MFS Utilities, Init Cl	MFS Utilities, Serv Cl	MS VIF Dis, Cl I	MS VIF Dis, Cl II
Operations
Investment income (loss) — net	$(9,986)	$1,951	$18,400	$—	$(4,139)
Net realized gain (loss) on sales of investments	(157,174)	(109)	8,367	(22)	(166,749)
Distributions from capital gains	—	2,407	32,375	—	—
Net change in unrealized appreciation (depreciation) of investments	280,363	4,809	53,270	159,278	489,456
Net increase (decrease) in net assets resulting from operations	113,203	9,058	112,412	159,256	318,568

Contract transactions
Contract purchase payments	44,390	17,522	47,584	95,785	34,052
Net transfers(1)	27,586	(2,226)	(17,455)	(49,682)	65,283
Transfers for policy loans	(96,712)	—	(4,801)	(4,091)	1,374
Policy charges	(46,834)	(5,480)	(38,337)	(27,225)	(25,357)
Contract terminations:
Surrender benefits	(58,416)	(1,228)	(17,090)	(9,200)	(35,516)
Death benefits	—	—	(3)	—	—
Increase (decrease) from transactions	(129,986)	8,588	(30,102)	5,587	39,836
Increase (decrease) in net assets	(16,783)	17,646	82,310	164,843	358,404
Net assets at beginning of year	2,010,897	75,089	1,061,468	362,442	791,586
Net assets at end of year	$1,994,114	$92,735	$1,143,778	$527,285	$1,149,990

Accumulation unit activity
Units outstanding at beginning of year	461,521	54,889	325,018	265,981	176,174
Units purchased	125,306	11,843	75,423	65,912	38,336
Units redeemed	(112,055)	(6,023)	(47,976)	(59,065)	(20,004)
Units outstanding at end of year	474,772	60,709	352,465	272,828	194,506
See accompanying notes to financial statements.
RiverSource of New York Account 8 ■ 139

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	NB AMT Quality Eq, Cl I	NB AMT Quality Eq, Cl S	Nom VIP Asset Strategy, Serv Cl	Nom VIP Asset Strategy, Std Cl(2)	Nom VIP Intl Core Eq, Std Cl(4)
Operations
Investment income (loss) — net	$103	$—	$889	$3	$1
Net realized gain (loss) on sales of investments	201	85	321	—	—
Distributions from capital gains	2,215	2,730	1,977	6	—
Net change in unrealized appreciation (depreciation) of investments	6,739	9,298	3,102	3	(1)
Net increase (decrease) in net assets resulting from operations	9,258	12,113	6,289	12	—

Contract transactions
Contract purchase payments	9,506	2,831	6,807	171	75
Net transfers(1)	—	—	(7,953)	12	—
Transfers for policy loans	—	—	—	—	—
Policy charges	(2,243)	(671)	(1,436)	(42)	—
Contract terminations:
Surrender benefits	—	—	(3,203)	—	—
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	7,263	2,160	(5,785)	141	75
Increase (decrease) in net assets	16,521	14,273	504	153	75
Net assets at beginning of year	32,618	46,275	54,893	—	—
Net assets at end of year	$49,139	$60,548	$55,397	$153	$75

Accumulation unit activity
Units outstanding at beginning of year	18,941	13,374	37,412	—	—
Units purchased	4,850	737	4,302	98	—
Units redeemed	(1,116)	(170)	(7,997)	(38)	—
Units outstanding at end of year	22,675	13,941	33,717	60	—
See accompanying notes to financial statements.
 140 ■ RiverSource of New York Account 8

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT All Asset, Inst Cl	PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	PIMCO VIT Tot Return, Inst Cl
Operations
Investment income (loss) — net	$34,947	$943	$198	$16,288	$5,604
Net realized gain (loss) on sales of investments	(12,108)	(130)	(43)	(13,071)	(415)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(4,189)	(334)	429	5,237	(2,355)
Net increase (decrease) in net assets resulting from operations	18,650	479	584	8,454	2,834

Contract transactions
Contract purchase payments	21,991	6,507	—	5,143	41,679
Net transfers(1)	(32,713)	—	—	86,980	19,308
Transfers for policy loans	(15,465)	—	—	(392)	—
Policy charges	(19,827)	(3,612)	(302)	(8,178)	(12,274)
Contract terminations:
Surrender benefits	(9,887)	—	—	(8,524)	—
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(55,901)	2,895	(302)	75,029	48,713
Increase (decrease) in net assets	(37,251)	3,374	282	83,483	51,547
Net assets at beginning of year	616,253	12,766	5,540	435,359	115,433
Net assets at end of year	$579,002	$16,140	$5,822	$518,842	$166,980

Accumulation unit activity
Units outstanding at beginning of year	297,716	9,940	3,619	397,569	110,352
Units purchased	18,110	4,888	—	83,075	56,652
Units redeemed	(46,531)	(2,738)	(185)	(15,943)	(11,551)
Units outstanding at end of year	269,295	12,090	3,434	464,701	155,453
See accompanying notes to financial statements.
RiverSource of New York Account 8 ■ 141

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Put VT Global Hlth Care, Cl IA	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB	Put VT Intl Eq, Cl IB	Put VT Intl Val, Cl IA(2)
Operations
Investment income (loss) — net	$317	$(548)	$12,940	$2,756	$2
Net realized gain (loss) on sales of investments	848	16,197	(2,491)	3,575	15
Distributions from capital gains	1,954	64,486	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(4,191)	(64,941)	7,301	(2,765)	(3)
Net increase (decrease) in net assets resulting from operations	(1,072)	15,194	17,750	3,566	14

Contract transactions
Contract purchase payments	22,844	24,033	8,958	3,584	171
Net transfers(1)	56	(9,581)	1,425	16,904	2,908
Transfers for policy loans	—	(13,483)	86	(619)	—
Policy charges	(3,888)	(24,248)	(10,692)	(3,496)	(539)
Contract terminations:
Surrender benefits	—	(18,827)	(13,511)	(3,829)	—
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	19,012	(42,106)	(13,734)	12,544	2,540
Increase (decrease) in net assets	17,940	(26,912)	4,016	16,110	2,554
Net assets at beginning of year	44,251	1,404,360	251,646	162,490	—
Net assets at end of year	$62,191	$1,377,448	$255,662	$178,600	$2,554

Accumulation unit activity
Units outstanding at beginning of year	39,456	324,414	85,154	73,494	—
Units purchased	18,388	42,041	3,531	28,473	2,806
Units redeemed	(3,318)	(28,426)	(7,763)	(19,603)	(491)
Units outstanding at end of year	54,526	338,029	80,922	82,364	2,315
See accompanying notes to financial statements.
 142 ■ RiverSource of New York Account 8

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Put VT Lg Cap Val, Cl IA(2)	Put VT Sus Leaders, Cl IA	Put VT Sus Leaders, Cl IB	Royce Micro- Cap, Invest Cl	Temp Global Bond, Cl 1
Operations
Investment income (loss) — net	$44	$(68,241)	$(404)	$(13,057)	$—
Net realized gain (loss) on sales of investments	142	370,548	7,929	(9,324)	(17)
Distributions from capital gains	150	88,696	1,212	130,508	—
Net change in unrealized appreciation (depreciation) of investments	896	2,365,851	27,614	117,452	(3,236)
Net increase (decrease) in net assets resulting from operations	1,232	2,756,854	36,351	225,579	(3,253)

Contract transactions
Contract purchase payments	5,563	222,888	1,630	61,129	5,076
Net transfers(1)	39,222	(272,202)	16,252	(71,466)	—
Transfers for policy loans	—	(43,758)	(1,541)	(11,217)	—
Policy charges	(2,398)	(368,676)	(3,541)	(76,038)	(1,741)
Contract terminations:
Surrender benefits	(145)	(409,837)	(545)	(167,577)	—
Death benefits	—	—	—	(1,269)	—
Increase (decrease) from transactions	42,242	(871,585)	12,255	(266,438)	3,335
Increase (decrease) in net assets	43,474	1,885,269	48,606	(40,859)	82
Net assets at beginning of year	—	12,550,221	150,338	1,977,007	27,102
Net assets at end of year	$43,474	$14,435,490	$198,944	$1,936,148	$27,184

Accumulation unit activity
Units outstanding at beginning of year	—	1,848,151	30,724	435,903	30,749
Units purchased	38,371	28,573	16,228	13,548	6,026
Units redeemed	(1,991)	(139,311)	(2,653)	(69,738)	(2,072)
Units outstanding at end of year	36,380	1,737,413	44,299	379,713	34,703
See accompanying notes to financial statements.
RiverSource of New York Account 8 ■ 143

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Temp Global Bond, Cl 2	Third Ave VST Third Ave Value	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 1	VP Aggr, Cl 2
Operations
Investment income (loss) — net	$(630)	$46,868	$3,787	$—	$(66,765)
Net realized gain (loss) on sales of investments	(8,009)	91,334	1,639	7,243	1,119,008
Distributions from capital gains	—	191,412	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(13,708)	(386,092)	12,112	211,844	2,344,469
Net increase (decrease) in net assets resulting from operations	(22,347)	(56,478)	17,538	219,087	3,396,712

Contract transactions
Contract purchase payments	10,357	67,915	5,764	931,284	1,084,223
Net transfers(1)	(27,544)	(127,704)	28,110	1,369,074	621,104
Transfers for policy loans	515	(21,158)	(203)	—	(289,940)
Policy charges	(4,288)	(73,813)	(1,987)	(147,455)	(386,406)
Contract terminations:
Surrender benefits	(2,922)	(71,525)	(1,984)	(2,780)	(2,755,308)
Death benefits	—	(1,261)	—	—	—
Increase (decrease) from transactions	(23,882)	(227,546)	29,700	2,150,123	(1,726,327)
Increase (decrease) in net assets	(46,229)	(284,024)	47,238	2,369,210	1,670,385
Net assets at beginning of year	203,323	2,465,879	145,126	1,669,346	26,120,255
Net assets at end of year	$157,094	$2,181,855	$192,364	$4,038,556	$27,790,640

Accumulation unit activity
Units outstanding at beginning of year	229,541	653,424	115,974	1,165,998	11,567,491
Units purchased	15,026	18,537	22,202	1,415,672	885,563
Units redeemed	(45,178)	(77,282)	(2,869)	(96,166)	(1,553,693)
Units outstanding at end of year	199,389	594,679	135,307	2,485,504	10,899,361
See accompanying notes to financial statements.
 144 ■ RiverSource of New York Account 8

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	VP Aggr, Cl 4	VP Conserv, Cl 1	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Vol Conserv Gro, Cl 1
Operations
Investment income (loss) — net	$(122,982)	$—	$(2,794)	$(2,502)	$—
Net realized gain (loss) on sales of investments	2,083,812	—	3,973	6,040	(47)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	1,021,051	1	20,371	10,512	4,053
Net increase (decrease) in net assets resulting from operations	2,981,881	1	21,550	14,050	4,006

Contract transactions
Contract purchase payments	473,524	—	48,686	24,235	2,401
Net transfers(1)	142,624	—	306,337	195,203	—
Transfers for policy loans	(28,571)	—	(2,123)	(5,062)	—
Policy charges	(421,502)	—	(40,932)	(41,342)	(1,835)
Contract terminations:
Surrender benefits	(1,263,354)	—	(16,579)	(3,936)	—
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(1,097,279)	—	295,389	169,098	566
Increase (decrease) in net assets	1,884,602	1	316,939	183,148	4,572
Net assets at beginning of year	23,650,778	22	583,324	431,816	56,064
Net assets at end of year	$25,535,380	$23	$900,263	$614,964	$60,636

Accumulation unit activity
Units outstanding at beginning of year	9,987,451	—	429,668	304,660	48,598
Units purchased	1,537,684	—	268,844	162,956	1,977
Units redeemed	(1,399,226)	—	(54,928)	(34,765)	(1,520)
Units outstanding at end of year	10,125,909	—	643,584	432,851	49,055
See accompanying notes to financial statements.
RiverSource of New York Account 8 ■ 145

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Conserv, Cl 1	VP Man Vol Conserv, Cl 2	VP Man Vol Gro, Cl 1	VP Man Vol Gro, Cl 2
Operations
Investment income (loss) — net	$(872)	$—	$(671)	$—	$(7,361)
Net realized gain (loss) on sales of investments	1,709	—	303	3,709	21,176
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	4,689	102	4,334	133,556	251,390
Net increase (decrease) in net assets resulting from operations	5,526	102	3,966	137,265	265,205

Contract transactions
Contract purchase payments	2,815	3,064	1,696	219,660	48,449
Net transfers(1)	230,971	120	13,109	747,794	228,800
Transfers for policy loans	(490)	—	—	—	15,810
Policy charges	(10,367)	(509)	(3,300)	(75,793)	(28,757)
Contract terminations:
Surrender benefits	(12,075)	—	—	—	—
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	210,854	2,675	11,505	891,661	264,302
Increase (decrease) in net assets	216,380	2,777	15,471	1,028,926	529,507
Net assets at beginning of year	136,266	22	93,993	944,431	2,238,621
Net assets at end of year	$352,646	$2,799	$109,464	$1,973,357	$2,768,128

Accumulation unit activity
Units outstanding at beginning of year	110,210	—	81,871	741,206	1,544,321
Units purchased	166,828	2,858	12,634	693,288	182,215
Units redeemed	(17,272)	(449)	(2,748)	(54,855)	(18,286)
Units outstanding at end of year	259,766	2,409	91,757	1,379,639	1,708,250
See accompanying notes to financial statements.
 146 ■ RiverSource of New York Account 8

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	VP Man Vol Mod Gro, Cl 1	VP Man Vol Mod Gro, Cl 2	VP Mod Aggr, Cl 1	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4
Operations
Investment income (loss) — net	$—	$(6,646)	$—	$(156,713)	$(277,118)
Net realized gain (loss) on sales of investments	4,991	40,890	101,793	1,342,126	3,267,068
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	37,995	137,028	987,256	3,094,212	2,749,076
Net increase (decrease) in net assets resulting from operations	42,986	171,272	1,089,049	4,279,625	5,739,026

Contract transactions
Contract purchase payments	167,427	60,704	3,344,102	2,051,390	1,789,217
Net transfers(1)	708,764	13,312	845,516	(712,609)	(1,108,784)
Transfers for policy loans	—	(11,087)	(57,376)	(175,947)	(234,641)
Policy charges	(61,789)	(76,460)	(666,797)	(984,188)	(1,334,761)
Contract terminations:
Surrender benefits	—	(16,327)	(27,717)	(1,494,476)	(2,522,626)
Death benefits	—	—	—	(5,000)	(279,732)
Increase (decrease) from transactions	814,402	(29,858)	3,437,728	(1,320,830)	(3,691,327)
Increase (decrease) in net assets	857,388	141,414	4,526,777	2,958,795	2,047,699
Net assets at beginning of year	295,544	1,861,237	8,376,897	40,433,107	55,836,994
Net assets at end of year	$1,152,932	$2,002,651	$12,903,674	$43,391,902	$57,884,693

Accumulation unit activity
Units outstanding at beginning of year	242,899	1,364,215	6,213,525	19,352,394	26,105,690
Units purchased	668,270	106,179	2,905,175	1,289,899	2,251,974
Units redeemed	(47,523)	(124,924)	(517,751)	(1,749,024)	(3,449,841)
Units outstanding at end of year	863,646	1,345,470	8,600,949	18,893,269	24,907,823
See accompanying notes to financial statements.
RiverSource of New York Account 8 ■ 147

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	VP Mod Conserv, Cl 1	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Mod, Cl 1	VP Mod, Cl 2
Operations
Investment income (loss) — net	$—	$(10,535)	$(13,326)	$—	$(127,094)
Net realized gain (loss) on sales of investments	1,003	43,144	117,332	27,939	1,332,680
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	21,582	96,100	61,729	331,833	897,910
Net increase (decrease) in net assets resulting from operations	22,585	128,709	165,735	359,772	2,103,496

Contract transactions
Contract purchase payments	—	136,768	143,394	893,822	1,116,788
Net transfers(1)	1,886	(110,929)	(259,856)	533,357	(526,995)
Transfers for policy loans	—	(8,818)	(1,815)	(44,117)	(82,103)
Policy charges	(9,309)	(118,297)	(146,349)	(238,379)	(1,000,140)
Contract terminations:
Surrender benefits	—	(47,534)	(105,306)	(17,633)	(934,424)
Death benefits	—	—	(9,163)	—	(35,617)
Increase (decrease) from transactions	(7,423)	(148,810)	(379,095)	1,127,050	(1,462,491)
Increase (decrease) in net assets	15,162	(20,101)	(213,360)	1,486,822	641,005
Net assets at beginning of year	338,632	2,193,073	2,850,754	3,786,147	26,124,048
Net assets at end of year	$353,794	$2,172,972	$2,637,394	$5,272,969	$26,765,053

Accumulation unit activity
Units outstanding at beginning of year	284,415	1,309,385	1,779,981	2,961,486	13,942,606
Units purchased	1,519	95,801	87,511	1,041,999	1,712,704
Units redeemed	(7,499)	(178,102)	(301,841)	(219,529)	(2,059,274)
Units outstanding at end of year	278,435	1,227,084	1,565,651	3,783,956	13,596,036
See accompanying notes to financial statements.
 148 ■ RiverSource of New York Account 8

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	VP Mod, Cl 4	VP Ptnrs Core Bond, Cl 1	VP Ptnrs Core Bond, Cl 2	VP Ptnrs Core Eq, Cl 1	VP Ptnrs Core Eq, Cl 2
Operations
Investment income (loss) — net	$(171,723)	$938	$432	$—	$—
Net realized gain (loss) on sales of investments	2,301,975	(31)	(54)	23	38
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	569,315	(360)	(114)	564	7,523
Net increase (decrease) in net assets resulting from operations	2,699,567	547	264	587	7,561

Contract transactions
Contract purchase payments	1,200,694	2,602	926	3,902	51
Net transfers(1)	(665,125)	1,719	(924)	41	1,125
Transfers for policy loans	(917,241)	—	(14)	—	—
Policy charges	(1,410,006)	(1,526)	(1,184)	(658)	(177)
Contract terminations:
Surrender benefits	(867,166)	—	—	(56)	—
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(2,658,844)	2,795	(1,196)	3,229	999
Increase (decrease) in net assets	40,723	3,342	(932)	3,816	8,560
Net assets at beginning of year	33,732,420	24,343	13,393	1,590	31,536
Net assets at end of year	$33,773,143	$27,685	$12,461	$5,406	$40,096

Accumulation unit activity
Units outstanding at beginning of year	17,953,937	23,002	11,646	878	9,436
Units purchased	2,380,280	4,009	819	1,932	355
Units redeemed	(3,289,049)	(1,428)	(1,844)	(322)	(45)
Units outstanding at end of year	17,045,168	25,583	10,621	2,488	9,746
See accompanying notes to financial statements.
RiverSource of New York Account 8 ■ 149

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	VP Ptnrs Core Eq, Cl 3	VP Ptnrs Intl Core Eq, Cl 1	VP Ptnrs Intl Core Eq, Cl 2	VP Ptnrs Intl Gro, Cl 1	VP Ptnrs Intl Gro, Cl 2
Operations
Investment income (loss) — net	$(2,469)	$1,047	$637	$1,086	$953
Net realized gain (loss) on sales of investments	30,124	(20)	98	2,260	576
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	66,722	(1,572)	2,478	(4,747)	(3,561)
Net increase (decrease) in net assets resulting from operations	94,377	(545)	3,213	(1,401)	(2,032)

Contract transactions
Contract purchase payments	10,709	64,320	2,028	17,332	15,715
Net transfers(1)	(22,949)	138,795	456	(13,805)	(16,589)
Transfers for policy loans	(2,733)	—	(27)	—	867
Policy charges	(6,098)	(10,187)	(1,768)	(6,203)	(6,509)
Contract terminations:
Surrender benefits	(8,613)	—	—	—	(1,826)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(29,684)	192,928	689	(2,676)	(8,342)
Increase (decrease) in net assets	64,693	192,383	3,902	(4,077)	(10,374)
Net assets at beginning of year	423,476	63,609	55,681	150,089	198,015
Net assets at end of year	$488,169	$255,992	$59,583	$146,012	$187,641

Accumulation unit activity
Units outstanding at beginning of year	94,932	48,983	34,402	114,769	118,610
Units purchased	5,412	144,585	1,518	12,721	9,542
Units redeemed	(9,051)	(7,350)	(1,054)	(14,513)	(14,149)
Units outstanding at end of year	91,293	186,218	34,866	112,977	114,003
See accompanying notes to financial statements.
 150 ■ RiverSource of New York Account 8

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	VP Ptnrs Intl Val, Cl 1	VP Ptnrs Intl Val, Cl 2	VP Ptnrs Sm Cap Gro, Cl 1	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 1
Operations
Investment income (loss) — net	$1,223	$1,805	$—	$—	$—
Net realized gain (loss) on sales of investments	689	457	1,188	106	544
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(194)	751	9,153	6,460	279
Net increase (decrease) in net assets resulting from operations	1,718	3,013	10,341	6,566	823

Contract transactions
Contract purchase payments	16,797	3,187	11,452	2,747	1,526
Net transfers(1)	(4,204)	(2,285)	(12,983)	4,740	116
Transfers for policy loans	—	(437)	—	—	(5,739)
Policy charges	(3,228)	(1,713)	(1,840)	(455)	(353)
Contract terminations:
Surrender benefits	—	(1,541)	(198)	—	—
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	9,365	(2,789)	(3,569)	7,032	(4,450)
Increase (decrease) in net assets	11,083	224	6,772	13,598	(3,627)
Net assets at beginning of year	38,952	67,130	57,582	28,644	10,867
Net assets at end of year	$50,035	$67,354	$64,354	$42,242	$7,240

Accumulation unit activity
Units outstanding at beginning of year	33,316	44,933	49,036	13,521	8,536
Units purchased	13,553	2,020	8,846	3,474	1,212
Units redeemed	(5,965)	(3,730)	(11,846)	(197)	(4,481)
Units outstanding at end of year	40,904	43,223	46,036	16,798	5,267
See accompanying notes to financial statements.
RiverSource of New York Account 8 ■ 151

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 1	VP US Flex Gro, Cl 1	VP US Flex Mod Gro, Cl 1
Operations
Investment income (loss) — net	$—	$(3,064)	$—	$—	$—
Net realized gain (loss) on sales of investments	119	69,568	17	1,006	121
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	341	(19,103)	585	26,855	(47)
Net increase (decrease) in net assets resulting from operations	460	47,401	602	27,861	74

Contract transactions
Contract purchase payments	616	21,243	1,933	80,104	4,464
Net transfers(1)	(463)	(4,596)	—	3,458	104,342
Transfers for policy loans	—	(27,086)	—	—	—
Policy charges	(254)	(16,038)	(226)	(17,894)	(1,441)
Contract terminations:
Surrender benefits	—	(32,861)	(24)	—	—
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(101)	(59,338)	1,683	65,668	107,365
Increase (decrease) in net assets	359	(11,937)	2,285	93,529	107,439
Net assets at beginning of year	6,172	659,426	5,846	139,815	10,130
Net assets at end of year	$6,531	$647,489	$8,131	$233,344	$117,569

Accumulation unit activity
Units outstanding at beginning of year	2,803	192,138	4,970	107,386	8,173
Units purchased	271	102,134	1,539	57,647	76,518
Units redeemed	(319)	(62,228)	(181)	(12,407)	(1,071)
Units outstanding at end of year	2,755	232,044	6,328	152,626	83,620
See accompanying notes to financial statements.
 152 ■ RiverSource of New York Account 8

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	WA Var Global Hi Yd Bond, Cl I	WA Var Global Hi Yd Bond, Cl II
Operations
Investment income (loss) — net	$1,510	$468
Net realized gain (loss) on sales of investments	(57)	(334)
Distributions from capital gains	—	—
Net change in unrealized appreciation (depreciation) of investments	(117)	386
Net increase (decrease) in net assets resulting from operations	1,336	520

Contract transactions
Contract purchase payments	6,645	813
Net transfers(1)	786	(1,966)
Transfers for policy loans	—	—
Policy charges	(1,526)	(746)
Contract terminations:
Surrender benefits	—	—
Death benefits	—	—
Increase (decrease) from transactions	5,905	(1,899)
Increase (decrease) in net assets	7,241	(1,379)
Net assets at beginning of year	17,530	9,308
Net assets at end of year	$24,771	$7,929

Accumulation unit activity
Units outstanding at beginning of year	15,685	7,000
Units purchased	6,346	595
Units redeemed	(1,329)	(2,006)
Units outstanding at end of year	20,702	5,589

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.
(2)	For the period January 16, 2024 (commencement of operations) to December 31, 2024.
(3)	See Note 9 in the Notes to Financial Statements.
(4)	For the period April 26, 2024 (commencement of operations) to December 31, 2024.
See accompanying notes to financial statements.
RiverSource of New York Account 8 ■ 153

Notes to Financial Statements
1.
ORGANIZATION
RiverSource of New York Account 8 (the Account) was established under New York law as a segregated asset account of RiverSource Life Insurance Co. of New York (RiverSource Life of NY). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the New York State Department of Financial Services.
The Account is used as a funding vehicle for individual variable life insurance policies issued by RiverSource Life of NY. The following is a list of each variable life insurance product funded through the Account.
RiverSource Succession Select® Variable Life Insurance (Succession Select)*
RiverSource® Variable Second-To-Die Life Insurance (V2D)*
RiverSource® Variable Universal Life Insurance (VUL)*
RiverSource® Variable Universal Life Insurance III (VUL III)*
RiverSource® Variable Universal Life IV (VUL IV)*
RiverSource® Variable Universal Life IV – Estate Series (VUL IV – ES)*
RiverSource® Variable Universal Life 5 (VUL 5)*
RiverSource® Variable Universal Life 5 – Estate Series (VUL 5 – ES)*
RiverSource® Variable Universal Life 6 Insurance (VUL 6)
RiverSource® Survivorship Variable Universal Life Insurance (SVUL)

* New contracts are no longer being issued for this product. As a result, an annual contract prospectus and statement of additional information are no longer distributed. An annual report for this product is distributed to all current contract holders.

The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding division name are provided below. Each division is comprised of subaccounts. Individual variable life insurance policies invest in subaccounts. For each division, the financial statements are comprised of a statement of assets and liabilities as of December 31, 2025, a related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended, all presented to reflect a full twelve month period except as noted below.
Division	Fund
AB VPS Dyn Asset Alloc, Cl B	AB VPS Dynamic Asset Allocation Portfolio (Class B)
AB VPS Intl Val, Cl B	AB VPS International Value Portfolio (Class B)
AB VPS Lg Cap Gro, Cl A	AB VPS Large Cap Growth Portfolio (Class A)
AB VPS Lg Cap Gro, Cl B	AB VPS Large Cap Growth Portfolio (Class B)
AB VPS Relative Val, Cl B	AB VPS Relative Value Portfolio (Class B)
Allspg VT Index Asset Alloc, Cl 2	Allspring VT Index Asset Allocation Fund – Class 2
Allspg VT Opp, Cl 1	Allspring VT Opportunity Fund – Class 1
Allspg VT Opp, Cl 2	Allspring VT Opportunity Fund – Class 2
Allspg VT Sm Cap Gro, Cl 1	Allspring VT Small Cap Growth Fund – Class 1
Allspg VT Sm Cap Gro, Cl 2	Allspring VT Small Cap Growth Fund – Class 2
ALPS Alerian Engy Infr, Class I	ALPS/Alerian Energy Infrastructure Portfolio: Class I
ALPS Alerian Engy Infr, Class III	ALPS/Alerian Energy Infrastructure Portfolio: Class III
BlackRock Global Alloc, Cl I	BlackRock Global Allocation V.I. Fund (Class I)
BlackRock Global Alloc, Cl III	BlackRock Global Allocation V.I. Fund (Class III)
Calvert VP SRI Bal, Cl I	Calvert VP SRI Balanced Portfolio – Class I
Col VP Acorn	Columbia Variable Portfolio – Acorn Fund (previously Wanger Acorn)
Col VP Acorn Intl	Columbia Variable Portfolio – Acorn International Fund (previously Wanger International)
Col VP Bal, Cl 1	Columbia Variable Portfolio – Balanced Fund (Class 1)
Col VP Bal, Cl 3	Columbia Variable Portfolio – Balanced Fund (Class 3)
Col VP Commodity Strategy, Cl 1	Columbia Variable Portfolio – Commodity Strategy Fund (Class 1)
Col VP Commodity Strategy, Cl 2	Columbia Variable Portfolio – Commodity Strategy Fund (Class 2)
Col VP Contrarian Core, Cl 1	Columbia Variable Portfolio – Contrarian Core Fund (Class 1)
Col VP Contrarian Core, Cl 2	Columbia Variable Portfolio – Contrarian Core Fund (Class 2)
Col VP Corporate Bond, Cl 1
Columbia Variable Portfolio – Corporate Bond Fund (Class 1)(1)
(previously Columbia Variable Portfolio – Global Strategic Income Fund (Class 1), renamed to Columbia Variable Portfolio –
Select Corporate Income Fund (Class 1) sometime during the second quarter of 2026)

 154 ■ RiverSource of New York Account 8

Division	Fund
Col VP Corporate Bond, Cl 2
Columbia Variable Portfolio – Corporate Bond Fund (Class 2)
(previously Columbia Variable Portfolio – Global Strategic Income Fund (Class 2), renamed to Columbia Variable Portfolio –
Select Corporate Income Fund (Class 2) sometime during the second quarter of 2026)

Col VP Corporate Bond, Cl 3
Columbia Variable Portfolio – Corporate Bond Fund (Class 3)
(previously Columbia Variable Portfolio – Global Strategic Income Fund (Class 3), renamed to Columbia Variable Portfolio –
Select Corporate Income Fund (Class 3) sometime during the second quarter of 2026)

Col VP Disciplined Core, Cl 1	Columbia Variable Portfolio – Disciplined Core Fund (Class 1)
Col VP Disciplined Core, Cl 2	Columbia Variable Portfolio – Disciplined Core Fund (Class 2)
Col VP Disciplined Core, Cl 3	Columbia Variable Portfolio – Disciplined Core Fund (Class 3)
Col VP Divd Opp, Cl 1	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 1)
Col VP Divd Opp, Cl 2	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2)
Col VP Divd Opp, Cl 3	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3)
Col VP Emer Mkts, Cl 1	Columbia Variable Portfolio – Emerging Markets Fund (Class 1)
Col VP Emer Mkts, Cl 2	Columbia Variable Portfolio – Emerging Markets Fund (Class 2)
Col VP Emer Mkts, Cl 3	Columbia Variable Portfolio – Emerging Markets Fund (Class 3)
Col VP Emerg Mkts Bond, Cl 1	Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 1)
Col VP Emerg Mkts Bond, Cl 2	Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2)
Col VP Govt Money Mkt, Cl 1	Columbia Variable Portfolio – Government Money Market Fund (Class 1)
Col VP Govt Money Mkt, Cl 2	Columbia Variable Portfolio – Government Money Market Fund (Class 2)
Col VP Govt Money Mkt, Cl 3	Columbia Variable Portfolio – Government Money Market Fund (Class 3)
Col VP Hi Yield Bond, Cl 1	Columbia Variable Portfolio – High Yield Bond Fund (Class 1)
Col VP Hi Yield Bond, Cl 2	Columbia Variable Portfolio – High Yield Bond Fund (Class 2)
Col VP Hi Yield Bond, Cl 3	Columbia Variable Portfolio – High Yield Bond Fund (Class 3)
Col VP Inc Opp, Cl 1	Columbia Variable Portfolio – Income Opportunities Fund (Class 1)
Col VP Inc Opp, Cl 2	Columbia Variable Portfolio – Income Opportunities Fund (Class 2)
Col VP Inc Opp, Cl 3	Columbia Variable Portfolio – Income Opportunities Fund (Class 3)
Col VP Inter Bond, Cl 1	Columbia Variable Portfolio – Intermediate Bond Fund (Class 1)
Col VP Inter Bond, Cl 2	Columbia Variable Portfolio – Intermediate Bond Fund (Class 2)
Col VP Inter Bond, Cl 3	Columbia Variable Portfolio – Intermediate Bond Fund (Class 3)
Col VP Lg Cap Gro, Cl 1	Columbia Variable Portfolio – Large Cap Growth Fund (Class 1) (renamed to Columbia Variable Portfolio – Cornerstone Growth Fund (Class 1) sometime during the second quarter of 2026)
Col VP Lg Cap Gro, Cl 2	Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (renamed to Columbia Variable Portfolio – Cornerstone Growth Fund (Class 2) sometime during the second quarter of 2026)
Col VP Lg Cap Gro, Cl 3	Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (renamed to Columbia Variable Portfolio – Cornerstone Growth Fund (Class 3) sometime during the second quarter of 2026)
Col VP Lg Cap Index, Cl 1	Columbia Variable Portfolio – Large Cap Index Fund (Class 1)
Col VP Lg Cap Index, Cl 3	Columbia Variable Portfolio – Large Cap Index Fund (Class 3)
Col VP Limited Duration Cr, Cl 1	Columbia Variable Portfolio – Limited Duration Credit Fund (Class 1) (renamed to Columbia Variable Portfolio – Select Short Corporate Income (Class 1) sometime during the second quarter of 2026)
Col VP Limited Duration Cr, Cl 2	Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (renamed to Columbia Variable Portfolio – Select Short Corporate Income (Class 2) sometime during the second quarter of 2026)
Col VP Long Govt/Cr Bond, Cl 1	Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 1)
Col VP Long Govt/Cr Bond, Cl 2	Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2)
Col VP Overseas Core, Cl 1	Columbia Variable Portfolio – Overseas Core Fund (Class 1)
Col VP Overseas Core, Cl 2	Columbia Variable Portfolio – Overseas Core Fund (Class 2)
Col VP Overseas Core, Cl 3	Columbia Variable Portfolio – Overseas Core Fund (Class 3)
Col VP Sel Gbl Tech, Cl 1	Columbia Variable Portfolio – Seligman Global Technology Fund (Class 1)
Col VP Sel Gbl Tech, Cl 2	Columbia Variable Portfolio – Seligman Global Technology Fund (Class 2)
Col VP Select Lg Cap Val, Cl 1	Columbia Variable Portfolio – Select Large Cap Value Fund (Class 1)
Col VP Select Lg Cap Val, Cl 2	Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2)
Col VP Select Lg Cap Val, Cl 3	Columbia Variable Portfolio – Select Large Cap Value Fund (Class 3)
Col VP Select Mid Cap Gro, Cl 1	Columbia Variable Portfolio – Select Mid Cap Growth Fund (Class 1)
Col VP Select Mid Cap Gro, Cl 2	Columbia Variable Portfolio – Select Mid Cap Growth Fund (Class 2)
Col VP Select Mid Cap Gro, Cl 3	Columbia Variable Portfolio – Select Mid Cap Growth Fund (Class 3)
Col VP Select Mid Cap Val, Cl 1	Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 1)
Col VP Select Mid Cap Val, Cl 2	Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2)
Col VP Select Mid Cap Val, Cl 3	Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 3)
Col VP Select Sm Cap Val, Cl 1	Columbia Variable Portfolio – Select Small Cap Value Fund (Class 1)
Col VP Select Sm Cap Val, Cl 2	Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2)
Col VP Select Sm Cap Val, Cl 3	Columbia Variable Portfolio – Select Small Cap Value Fund (Class 3)
Col VP Strategic Inc, Cl 1	Columbia Variable Portfolio – Strategic Income Fund (Class 1)
Col VP Strategic Inc, Cl 2	Columbia Variable Portfolio – Strategic Income Fund (Class 2)
RiverSource of New York Account 8 ■ 155

Division	Fund
Col VP US Govt Mtge, Cl 1	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 1)
Col VP US Govt Mtge, Cl 2	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2)
Col VP US Govt Mtge, Cl 3	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3)
CS Commodity Return, Cl 1	Credit Suisse Trust – Commodity Return Strategy Portfolio, Class 1 (renamed Cantor Fitzgerald Commodity Return Strategy Portfolio, Class 1 sometime during the second quarter of 2026)
CTIVP AC Div Bond, Cl 1	CTIVP® – American Century Diversified Bond Fund (Class 1) (renamed CTIVP® – Fidelity Institutional AM® Total Bond Fund (Class 1) sometime during the second quarter of 2026)
CTIVP AC Div Bond, Cl 2	CTIVP® – American Century Diversified Bond Fund (Class 2) (renamed CTIVP® – Fidelity Institutional AM® Total Bond Fund (Class 2) sometime during the second quarter of 2026)
CTIVP BR Gl Infl Prot Sec, Cl 1	CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 1) (renamed CTIVP® – BlackRock Global Inflation-Linked Securities Fund (Class 1) sometime during the second quarter of 2026)
CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2) (renamed CTIVP® – BlackRock Global Inflation-Linked Securities Fund (Class 2) sometime during the second quarter of 2026)
CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3) (renamed CTIVP® – BlackRock Global Inflation-Linked Securities Fund (Class 3) sometime during the second quarter of 2026)
CTIVP CenterSquare Real Est, Cl 1	CTIVP® – CenterSquare Real Estate Fund (Class 1)
CTIVP CenterSquare Real Est, Cl 2	CTIVP® – CenterSquare Real Estate Fund (Class 2)
CTIVP Prin Lg Cap Gro, Cl 1	CTIVP® – Principal Large Cap Growth Fund (Class 1 (previously CTIVP® – Principal Blue Chip Growth Fund (Class 1))
CTIVP Prin Lg Cap Gro, Cl 2	CTIVP® – Principal Large Cap Growth Fund (Class 2) (previously CTIVP® – Principal Blue Chip Growth Fund (Class 2))
CTIVP T Rowe Price LgCap Val, Cl 1	CTIVP® – T. Rowe Price Large Cap Value Fund (Class 1)
CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP® – T. Rowe Price Large Cap Value Fund (Class 2)
CTIVP TCW Core Plus Bond, Cl 1	CTIVP® – TCW Core Plus Bond Fund (Class 1) (renamed CTIVP® – TCW Total Return Bond Fund (Class 1) sometime during the second quarter of 2026)
CTIVP TCW Core Plus Bond, Cl 2	CTIVP® – TCW Core Plus Bond Fund (Class 2) (renamed CTIVP® – TCW Total Return Bond Fund (Class 2) sometime during the second quarter of 2026)
CTIVP Vty Sycamore Estb Val, Cl 1	CTIVP® – Victory Sycamore Established Value Fund (Class 1)
CTIVP Vty Sycamore Estb Val, Cl 2	CTIVP® – Victory Sycamore Established Value Fund (Class 2)
CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP® – Victory Sycamore Established Value Fund (Class 3)
CTIVP Wellington Lg Cap Val, Cl 1	CTIVP® – Wellington Large Cap Value Fund (Class 1) (previously CTIVP® – MFS® Value Fund (Class 1))
CTIVP Wellington Lg Cap Val, Cl 2	CTIVP® – Wellington Large Cap Value Fund (Class 2) (previously CTIVP® – MFS® Value Fund (Class 2))
CTIVP Westfield Mid Cap Gro, Cl 1	CTIVP® – Westfield Mid Cap Growth Fund (Class 1)
CTIVP Westfield Mid Cap Gro, Cl 2	CTIVP® – Westfield Mid Cap Growth Fund (Class 2)
CTIVP Westfield Sel Lg Cp Gr, Cl 1	CTIVP® – Westfield Select Large Cap Growth Fund (Class 1)
CTIVP Westfield Sel Lg Cp Gr, Cl 2	CTIVP® – Westfield Select Large Cap Growth Fund (Class 2)
CVT EAFE Intl Index, Cl F	CVT EAFE International Index Portfolio – Class F
CVT EAFE Intl Index, Cl I	CVT EAFE International Index Portfolio – Class I
CVT Nasdaq 100 Index, Cl F	CVT Nasdaq 100 Index Portfolio – Class F
CVT Nasdaq 100 Index, Cl I	CVT Nasdaq 100 Index Portfolio – Class I
CVT Russ 2000 Sm Cap Ind, Cl F	CVT Russell 2000® Small Cap Index Portfolio – Class F
CVT Russ 2000 Sm Cap Ind, Cl I	CVT Russell 2000® Small Cap Index Portfolio – Class I
DWS Alt Asset Alloc VIP, Cl A	DWS Alternative Asset Allocation VIP, Class A
DWS Alt Asset Alloc VIP, Cl B	DWS Alternative Asset Allocation VIP, Class B
EV VT Floating-Rate Inc, Init Cl	Eaton Vance VT Floating-Rate Income Fund – Initial Class
EV VT Floating-Rate Inc, Inst Cl	Eaton Vance VT Floating-Rate Income Fund – Institutional Class(1)(2)
Fid VIP Contrafund, Init Cl	Fidelity® VIP ContrafundSM Portfolio Initial Class
Fid VIP Contrafund, Serv Cl 2	Fidelity® VIP ContrafundSM Portfolio Service Class 2
Fid VIP Emer Mkts, Init Cl	Fidelity® VIP Emerging Markets Portfolio Initial Class(1)
Fid VIP Energy, Init Cl	Fidelity® VIP Energy Portfolio Initial Class(1)
Fid VIP Gro & Inc, Serv Cl	Fidelity® VIP Growth & Income Portfolio Service Class
Fid VIP Gro & Inc, Serv Cl 2	Fidelity® VIP Growth & Income Portfolio Service Class 2
Fid VIP Gro Opp, Init Cl	Fidelity® VIP Growth Opportunities Portfolio Initial Class(1)
Fid VIP Invest Gr, Init Cl	Fidelity® VIP Investment Grade Bond Portfolio Initial Class(1)
Fid VIP Mid Cap, Init Cl	Fidelity® VIP Mid Cap Portfolio Initial Class
Fid VIP Mid Cap, Serv Cl	Fidelity® VIP Mid Cap Portfolio Service Class
Fid VIP Mid Cap, Serv Cl 2	Fidelity® VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl	Fidelity® VIP Overseas Portfolio Service Class
Fid VIP Overseas, Serv Cl 2	Fidelity® VIP Overseas Portfolio Service Class 2
Fid VIP Strategic Inc, Init Cl	Fidelity® VIP Strategic Income Portfolio Initial Class
 156 ■ RiverSource of New York Account 8

Division	Fund
Fid VIP Strategic Inc, Serv Cl 2	Fidelity® VIP Strategic Income Portfolio Service Class 2
Frank Global Real Est, Cl 2	Franklin Global Real Estate VIP Fund – Class 2
Frank Inc, Cl 1	Franklin Income VIP Fund – Class 1
Frank Inc, Cl 2	Franklin Income VIP Fund – Class 2
Frank Mutual Shares, Cl 1	Franklin Mutual Shares VIP Fund – Class 1
Frank Mutual Shares, Cl 2	Franklin Mutual Shares VIP Fund – Class 2
Frank Sm Cap Val, Cl 1	Franklin Small Cap Value VIP Fund – Class 1
Frank Sm Cap Val, Cl 2	Franklin Small Cap Value VIP Fund – Class 2
GS VIT Mid Cap Val, Inst	Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares
GS VIT Sm Cap Eq Insights, Inst	Goldman Sachs VIT Small Cap Equity Insights Fund – Institutional Shares
GS VIT U.S. Eq Insights, Inst	Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares
Invesco VI Am Fran, Ser I	Invesco V.I. American Franchise Fund, Series I Shares
Invesco VI Am Fran, Ser II	Invesco V.I. American Franchise Fund, Series II Shares
Invesco VI Bal Risk Alloc, Ser I	Invesco V.I. Balanced-Risk Allocation Fund, Series I Shares
Invesco VI Bal Risk Alloc, Ser II	Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares
Invesco VI Comstock, Ser II	Invesco V.I. Comstock Fund, Series II Shares
Invesco VI Core Eq, Ser I	Invesco V.I. Core Equity Fund, Series I Shares
Invesco VI Dis Mid Cap Gro, Ser I	Invesco V.I. Discovery Mid Cap Growth Fund, Series I Shares
Invesco VI Div Divd, Ser I	Invesco V.I. Diversified Dividend Fund, Series I Shares
Invesco VI EQV Intl Eq, Ser II	Invesco V.I. EQV International Equity Fund, Series II Shares
Invesco VI Gbl Strat Inc, Ser I	Invesco V.I. Global Strategic Income Fund, Series I Shares
Invesco VI Gbl Strat Inc, Ser II	Invesco V.I. Global Strategic Income Fund, Series II Shares
Invesco VI Global, Ser I	Invesco V.I. Global Fund, Series I Shares
Invesco VI Global, Ser II	Invesco V.I. Global Fund, Series II Shares
Invesco VI Mn St Sm Cap, Ser I	Invesco V.I. Main Street Small Cap Fund®, Series I Shares
Invesco VI Mn St Sm Cap, Ser II	Invesco V.I. Main Street Small Cap Fund®, Series II Shares
Invesco VI Tech, Ser I	Invesco V.I. Technology Fund, Series I Shares
Invesco VI Tech, Ser II	Invesco V.I. Technology Fund, Series II Shares
Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Global Technology and Innovation Portfolio: Service Shares
Janus Henderson VIT Bal, Inst	Janus Henderson VIT Balanced Portfolio: Institutional Shares
Janus Henderson VIT Bal, Serv	Janus Henderson VIT Balanced Portfolio: Service Shares
Janus Henderson VIT Enter, Serv	Janus Henderson VIT Enterprise Portfolio: Service Shares
Janus Henderson VIT Flex Bd, Inst	Janus Henderson VIT Flexible Bond Portfolio: Institutional Shares
Janus Henderson VIT Flex Bd, Serv	Janus Henderson VIT Flexible Bond Portfolio: Service Shares
Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Overseas Portfolio: Service Shares
Janus Henderson VIT Res, Inst	Janus Henderson VIT Research Portfolio: Institutional Shares
Janus Henderson VIT Res, Serv	Janus Henderson VIT Research Portfolio: Service Shares
Lazard Ret Global Dyn MA, Inv	Lazard Retirement Global Dynamic Multi-Asset Portfolio – Investor Shares
Lazard Ret Global Dyn MA, Serv	Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares
Lord Abt Bond Debenture, Cl VC	Lord Abbett Series Fund Bond Debenture Portfolio – Class VC(1)
LVIP AC Intl, Serv Cl	LVIP American Century International Fund, Service Class(3)
LVIP AC Intl, Std Cl II	LVIP American Century International Fund, Standard Class II(4)
LVIP AC Mid Cap Val, Std Cl II	LVIP American Century Mid Cap Value Fund, Standard Class II(1)(5)
LVIP AC Val, Serv Cl	LVIP American Century Value Fund, Service Class(6)
LVIP AC Val, Std Cl II	LVIP American Century Value Fund, Standard Class II(7)
MFS Gbl Real Est, Init Cl	MFS® Global Real Estate Portfolio – Initial Class(1)
MFS Intl Gro, Init Cl	MFS® International Growth Portfolio – Initial Class(1)
MFS Mass Inv Gro Stock, Serv Cl	MFS® Massachusetts Investors Growth Stock Portfolio – Service Class
MFS New Dis, Serv Cl	MFS® New Discovery Series – Service Class
MFS Utilities, Init Cl	MFS® Utilities Series – Initial Class
MFS Utilities, Serv Cl	MFS® Utilities Series – Service Class
MS VIF Dis, Cl I	Morgan Stanley VIF Discovery Portfolio, Class I Shares
MS VIF Dis, Cl II	Morgan Stanley VIF Discovery Portfolio, Class II Shares
NB AMT Quality Eq, Cl I	Neuberger Berman AMT Quality Equity Portfolio (Class I) (previously Neuberger Berman AMT Sustainable Equity Portfolio (Class I)
NB AMT Quality Eq, Cl S	Neuberger Berman AMT Quality Equity Portfolio (Class S) (previously Neuberger Berman AMT Sustainable Equity Portfolio (Class S)
Nom VIP Asset Strategy, Serv Cl	Nomura VIP Asset Strategy Series – Service Class (previously Macquarie VIP Asset Strategy Series – Service Class)
Nom VIP Asset Strategy, Std Cl	Nomura VIP Asset Strategy Series – Standard Class (1) (previously Macquarie VIP Asset Strategy Series – Standard Class)
RiverSource of New York Account 8 ■ 157

Division	Fund
Nom VIP Intl Core Eq, Std Cl	Nomura VIP International Core Equity Series – Standard Class(8)(9) (previously Macquarie VIP International Core Equity Series – Standard Class)
PIMCO VIT All Asset, Advisor Cl	PIMCO VIT All Asset Portfolio, Advisor Class
PIMCO VIT All Asset, Inst Cl	PIMCO VIT All Asset Portfolio, Institutional Class
PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class
PIMCO VIT Tot Return, Advisor Cl	PIMCO VIT Total Return Portfolio, Advisor Class
PIMCO VIT Tot Return, Inst Cl	PIMCO VIT Total Return Portfolio, Institutional Class
Put VT Global Hlth Care, Cl IA	Putnam VT Global Health Care Fund – Class IA Shares
Put VT Global Hlth Care, Cl IB	Putnam VT Global Health Care Fund – Class IB Shares
Put VT Hi Yield, Cl IB	Putnam VT High Yield Fund – Class IB Shares
Put VT Intl Eq, Cl IB	Putnam VT International Equity Fund – Class IB Shares
Put VT Intl Val, Cl IA	Putnam VT International Value Fund – Class IA Shares(1)
Put VT Lg Cap Val, Cl IA	Putnam VT Large Cap Value Fund – Class IA Shares(1)
Put VT Sus Leaders, Cl IA	Putnam VT Sustainable Leaders Fund – Class IA Shares
Put VT Sus Leaders, Cl IB	Putnam VT Sustainable Leaders Fund – Class IB Shares
Royce Micro-Cap, Invest Cl	Royce Capital Fund – Micro-Cap Portfolio, Investment Class
Temp Global Bond, Cl 1	Templeton Global Bond VIP Fund – Class 1
Temp Global Bond, Cl 2	Templeton Global Bond VIP Fund – Class 2
Third Ave VST Third Ave Value	Third Avenue VST Third Avenue Value Portfolio
VanEck VIP Global Gold, Cl S	VanEck VIP Global Gold Fund (Class S Shares)
VP Aggr, Cl 1	Variable Portfolio – Aggressive Portfolio (Class 1)
VP Aggr, Cl 2	Variable Portfolio – Aggressive Portfolio (Class 2)
VP Aggr, Cl 4	Variable Portfolio – Aggressive Portfolio (Class 4)
VP Conserv, Cl 1	Variable Portfolio – Conservative Portfolio (Class 1)
VP Conserv, Cl 2	Variable Portfolio – Conservative Portfolio (Class 2)
VP Conserv, Cl 4	Variable Portfolio – Conservative Portfolio (Class 4)
VP Man Vol Conserv Gro, Cl 1	Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 1)
VP Man Vol Conserv Gro, Cl 2	Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
VP Man Vol Conserv, Cl 1	Variable Portfolio – Managed Volatility Conservative Fund (Class 1)
VP Man Vol Conserv, Cl 2	Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
VP Man Vol Gro, Cl 1	Variable Portfolio – Managed Volatility Growth Fund (Class 1)
VP Man Vol Gro, Cl 2	Variable Portfolio – Managed Volatility Growth Fund (Class 2)
VP Man Vol Mod Gro, Cl 1	Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 1)
VP Man Vol Mod Gro, Cl 2	Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
VP Mod Aggr, Cl 1	Variable Portfolio – Moderately Aggressive Portfolio (Class 1)
VP Mod Aggr, Cl 2	Variable Portfolio – Moderately Aggressive Portfolio (Class 2)
VP Mod Aggr, Cl 4	Variable Portfolio – Moderately Aggressive Portfolio (Class 4)
VP Mod Conserv, Cl 1	Variable Portfolio – Moderately Conservative Portfolio (Class 1)
VP Mod Conserv, Cl 2	Variable Portfolio – Moderately Conservative Portfolio (Class 2)
VP Mod Conserv, Cl 4	Variable Portfolio – Moderately Conservative Portfolio (Class 4)
VP Mod, Cl 1	Variable Portfolio – Moderate Portfolio (Class 1)
VP Mod, Cl 2	Variable Portfolio – Moderate Portfolio (Class 2)
VP Mod, Cl 4	Variable Portfolio – Moderate Portfolio (Class 4)
VP Ptnrs Core Bond, Cl 1	Variable Portfolio – Partners Core Bond Fund (Class 1)
VP Ptnrs Core Bond, Cl 2	Variable Portfolio – Partners Core Bond Fund (Class 2)
VP Ptnrs Core Eq, Cl 1	Variable Portfolio – Partners Core Equity Fund (Class 1)
VP Ptnrs Core Eq, Cl 2	Variable Portfolio – Partners Core Equity Fund (Class 2)
VP Ptnrs Core Eq, Cl 3	Variable Portfolio – Partners Core Equity Fund (Class 3)
VP Ptnrs Intl Core Eq, Cl 1	Variable Portfolio – Partners International Core Equity Fund (Class 1)
VP Ptnrs Intl Core Eq, Cl 2	Variable Portfolio – Partners International Core Equity Fund (Class 2)
VP Ptnrs Intl Gro, Cl 1	Variable Portfolio – Partners International Growth Fund (Class 1)
VP Ptnrs Intl Gro, Cl 2	Variable Portfolio – Partners International Growth Fund (Class 2)
VP Ptnrs Intl Val, Cl 1	Variable Portfolio – Partners International Value Fund (Class 1)
VP Ptnrs Intl Val, Cl 2	Variable Portfolio – Partners International Value Fund (Class 2)
VP Ptnrs Sm Cap Gro, Cl 1	Variable Portfolio – Partners Small Cap Growth Fund (Class 1)
VP Ptnrs Sm Cap Gro, Cl 2	Variable Portfolio – Partners Small Cap Growth Fund (Class 2)
VP Ptnrs Sm Cap Val, Cl 1	Variable Portfolio – Partners Small Cap Value Fund (Class 1)
VP Ptnrs Sm Cap Val, Cl 2	Variable Portfolio – Partners Small Cap Value Fund (Class 2)
VP Ptnrs Sm Cap Val, Cl 3	Variable Portfolio – Partners Small Cap Value Fund (Class 3)
VP US Flex Conserv Gro, Cl 1	Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 1)
 158 ■ RiverSource of New York Account 8

Division	Fund
VP US Flex Gro, Cl 1	Variable Portfolio – U.S. Flexible Growth Fund (Class 1)
VP US Flex Mod Gro, Cl 1	Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 1)
WA Var Global Hi Yd Bond, Cl I	Western Asset Variable Global High Yield Bond Portfolio – Class I
WA Var Global Hi Yd Bond, Cl II	Western Asset Variable Global High Yield Bond Portfolio – Class II

(1)	For the period January 16, 2024 (commencement of operations) to December 31, 2024.
(2)	See Note 9 in the Notes to Financial Statements.
(3)	American Century VP International, Class II reorganized into LVIP American Century International Fund, Service Class on April 26, 2024.
(4)	American Century VP International, Class I reorganized into LVIP American Century International Fund, Standard Class II on April 26, 2024.
(5)	American Century VP Mid Cap Value, Class I reorganized into LVIP American Century Mid Cap Value Fund, Standard Class II on April 26, 2024.
(6)	American Century VP Value, Class II reorganized into LVIP American Century Value Fund, Service Class on April 26, 2024.
(7)	American Century VP Value, Class I reorganized into LVIP American Century Value Fund, Standard Class II on April 26, 2024.
(8)	For the period April 26, 2024 (commencement of operations) to December 31, 2024.
(9)
Delaware VIP® International Series – Standard Class merged into Delaware Ivy VIP International Core Equity – Class I on April 26, 2024. Subsequent to the merger, the fund was renamed to Macquerie VIP International Core Equity Series – Standard Class.

The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life of NY.
RiverSource Life of NY serves as issuer of the variable life insurance policies.
2.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investments in the Funds
Investment transactions are accounted for on the trade date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.
Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division's share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.
The Account categorizes its fair value measurements according to a three-level hierarchy. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the fair value measurement. The three levels of the fair value hierarchy are defined as follows:
Level 1 – Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.
Level 2 – Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.
Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.
The Funds in the Account have been measured at fair value using the net asset value per share (or its equivalent) as a practical expedient and are therefore not categorized in the fair value hierarchy. There were no transfers between levels in the period ended December 31, 2025.
Federal Income Taxes
RiverSource Life of NY is taxed as a life insurance company. The Account is treated as part of RiverSource Life of NY for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the policies. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life of NY will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the policies.
Subsequent Events
Management has evaluated Account related events and transactions that occurred through the date the financial statements were issued. Management noted there were no items requiring adjustments or additional disclosures in the Account’s financial statements.
RiverSource of New York Account 8 ■ 159

Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.
Segment Reporting
Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures enables investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The Chairman and President and Chief Executive Officer of RiverSource Life Insurance Co. of New York acts as the Account’s chief operating decision maker (“CODM”) in assessing performance and making decisions about resource allocation. The CODM has determined that the Account has a single operating segment because the CODM monitors net income, investment performance and overall operating results of the Account as a whole in making decisions about resource allocation. The financial information provided to and reviewed by the CODM is consistent with that presented within the Account’s financial statements.
3.
VARIABLE ACCOUNT EXPENSES
RiverSource Life of NY deducts a daily mortality and expense risk fee equal, on an annual basis, to the following percent of the average daily net assets of each subaccount.
Product	Mortality and expense risk fee
Succession Select	0.45% or 0.90% (depending on the policy selected)
V2D	0.90%
VUL	0.90%
VUL III	0.45% or 0.90% (depending on the policy selected)
VUL IV	0.30%, 0.45% or 0.90% (depending on the policy selected)
VUL IV – ES	0.20%, 0.30% or 0.90% (depending on the policy selected)
VUL 5	0.00%
VUL 5 – ES	0.00%
VUL 6	0.00%
SVUL	0.00%
4.
POLICY CHARGES
A monthly deduction is made for the cost of insurance and the policy fee. The cost of insurance for the policy month is determined on the monthly date by determining the net amount at risk, as of that day, and by then applying the cost of insurance rates to the net amount at risk which RiverSource Life of NY is assuming for the succeeding month. The monthly deduction will be taken from the subaccounts as specified by the policyholder.
A policy fee may be deducted each month to reimburse RiverSource Life of NY for expenses incurred in administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners of policies.
RiverSource Life of NY deducts a premium expense charge from each premium payment. It partially compensates RiverSource Life of NY for expenses associated with administering and distributing the policy, including the agents’ compensation, advertising and printing the prospectus and sales literature. It also compensates RiverSource Life of NY for paying premium taxes imposed by the state of New York.
Each month RiverSource Life of NY deducts charges for any optional insurance benefits added to the policy by rider.
Some products may also charge a death benefit guarantee charge or a no lapse guarantee charge.
5.
SURRENDER CHARGES
RiverSource Life of NY may assess a surrender charge to help it recover certain expenses related to the issuance of the policy. Such charges are not treated as a separate expense of the divisions as they are ultimately deducted from surrender benefits paid by RiverSource Life of NY. Charges by RiverSource Life of NY for surrenders are not identified on an individual division basis.
 160 ■ RiverSource of New York Account 8

6.
RELATED PARTY TRANSACTIONS
RiverSource Life of NY is a wholly-owned subsidiary of RiverSource Life Insurance Company, which is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).
The following table reflects fees paid by certain affiliated funds to Ameriprise Financial and its affiliates.
Fee Agreement:	Fees Paid To:
Management Agreement	Columbia Management Investment Advisers, LLC
Shareholder Services Agreement	Columbia Management Investment Services Corp.
Plan and Agreement of Distribution	Columbia Management Investment Distributors, Inc.
Investment Advisory Agreement*	Columbia Wanger Asset Management, LLC
Administrative Services Agreement*	Columbia Wanger Asset Management, LLC

*
Prior to April 1, 2025, Columbia Wanger Asset Management, LLC (CWAM) furnished investment advisory services to funds in the Columbia Acorn Trust (CAT) and the Columbia
Funds Variable Series Trust (CFVST) (formerly known as Wanger Advisors Trust) under an investment advisory agreement (the Advisory Agreement) and provided administrative services to such funds under a separate administrative services agreement (the Administration Services Agreement). Effective April 1, 2025, CAT and CFVST, on behalf of these funds, entered into a new management services agreement (the Management Agreement) that combined the management services fee that was previously paid under the
Advisory Agreement with the administrative services fee that was previously paid under the Administration Services Agreement. Pursuant to a Novation of Management
Agreement effective July 7, 2025, Columbia Management Investment Advisors, LLC (CMIA) replaced CWAM, a wholly owned subsidiary of CMIA as a party to the Management
Agreement.

7.
INVESTMENT TRANSACTIONS
The divisions’ purchases of Funds’ shares, including reinvestment of dividend distributions, for the year ended December 31, 2025 were as follows:

Division	Purchases
AB VPS Dyn Asset Alloc, Cl B	$10
AB VPS Intl Val, Cl B	943,492
AB VPS Lg Cap Gro, Cl A	400,421
AB VPS Lg Cap Gro, Cl B	984,360
AB VPS Relative Val, Cl B	571,003
Allspg VT Index Asset Alloc, Cl 2	95,269
Allspg VT Opp, Cl 1	7,344
Allspg VT Opp, Cl 2	319,113
Allspg VT Sm Cap Gro, Cl 1	137,136
Allspg VT Sm Cap Gro, Cl 2	361,025
ALPS Alerian Engy Infr, Class I	64,530
ALPS Alerian Engy Infr, Class III	129,306
BlackRock Global Alloc, Cl I	119,677
BlackRock Global Alloc, Cl III	123,062
Calvert VP SRI Bal, Cl I	456,713
Col VP Acorn	829,342
Col VP Acorn Intl	670,679
Col VP Bal, Cl 1	1,106,228
Col VP Bal, Cl 3	399,287
Col VP Commodity Strategy, Cl 1	34,208
Col VP Commodity Strategy, Cl 2	6,773
Col VP Contrarian Core, Cl 1	122,680
Col VP Contrarian Core, Cl 2	70,569
Col VP Corporate Bond, Cl 1	9,102
Col VP Corporate Bond, Cl 2	14,334
Col VP Corporate Bond, Cl 3	378,720
Col VP Disciplined Core, Cl 1	80,790
Col VP Disciplined Core, Cl 2	14,500
Col VP Disciplined Core, Cl 3	592,534
Col VP Divd Opp, Cl 1	195,925
Col VP Divd Opp, Cl 2	36,350
Col VP Divd Opp, Cl 3	1,906,602
Col VP Emer Mkts, Cl 1	66,999
Col VP Emer Mkts, Cl 2	23,398
Col VP Emer Mkts, Cl 3	261,272
Col VP Emerg Mkts Bond, Cl 1	17,187
Col VP Emerg Mkts Bond, Cl 2	1,539
Col VP Govt Money Mkt, Cl 1	343,767
Division	Purchases
Col VP Govt Money Mkt, Cl 2	$97,637
Col VP Govt Money Mkt, Cl 3	849,023
Col VP Hi Yield Bond, Cl 1	226,394
Col VP Hi Yield Bond, Cl 2	51,731
Col VP Hi Yield Bond, Cl 3	665,552
Col VP Inc Opp, Cl 1	5,620
Col VP Inc Opp, Cl 2	9,981
Col VP Inc Opp, Cl 3	110,435
Col VP Inter Bond, Cl 1	227,733
Col VP Inter Bond, Cl 2	58,589
Col VP Inter Bond, Cl 3	1,107,255
Col VP Lg Cap Gro, Cl 1	1,032,101
Col VP Lg Cap Gro, Cl 2	35,164
Col VP Lg Cap Gro, Cl 3	359,061
Col VP Lg Cap Index, Cl 1	2,630,475
Col VP Lg Cap Index, Cl 3	2,211,479
Col VP Limited Duration Cr, Cl 1	67,540
Col VP Limited Duration Cr, Cl 2	175,503
Col VP Long Govt/Cr Bond, Cl 1	39,944
Col VP Long Govt/Cr Bond, Cl 2	291
Col VP Overseas Core, Cl 1	267,188
Col VP Overseas Core, Cl 2	24,299
Col VP Overseas Core, Cl 3	651,765
Col VP Sel Gbl Tech, Cl 1	173,171
Col VP Sel Gbl Tech, Cl 2	69,060
Col VP Select Lg Cap Val, Cl 1	329,012
Col VP Select Lg Cap Val, Cl 2	13,367
Col VP Select Lg Cap Val, Cl 3	245,416
Col VP Select Mid Cap Gro, Cl 1	95,376
Col VP Select Mid Cap Gro, Cl 2	25,762
Col VP Select Mid Cap Gro, Cl 3	292,566
Col VP Select Mid Cap Val, Cl 1	96,603
Col VP Select Mid Cap Val, Cl 2	10,748
Col VP Select Mid Cap Val, Cl 3	203,774
Col VP Select Sm Cap Val, Cl 1	75,424
Col VP Select Sm Cap Val, Cl 2	17,565
Col VP Select Sm Cap Val, Cl 3	166,070
Col VP Strategic Inc, Cl 1	81,335
RiverSource of New York Account 8 ■ 161

Division	Purchases
Col VP Strategic Inc, Cl 2	$130,917
Col VP US Govt Mtge, Cl 1	5,279
Col VP US Govt Mtge, Cl 2	1,201
Col VP US Govt Mtge, Cl 3	291,215
CS Commodity Return, Cl 1	72,449
CTIVP AC Div Bond, Cl 1	22,675
CTIVP AC Div Bond, Cl 2	2,501
CTIVP BR Gl Infl Prot Sec, Cl 1	13,460
CTIVP BR Gl Infl Prot Sec, Cl 2	3,003
CTIVP BR Gl Infl Prot Sec, Cl 3	82,287
CTIVP CenterSquare Real Est, Cl 1	17,854
CTIVP CenterSquare Real Est, Cl 2	25,959
CTIVP Prin Lg Cap Gro, Cl 1	40,228
CTIVP Prin Lg Cap Gro, Cl 2	3,905
CTIVP T Rowe Price LgCap Val, Cl 1	123,065
CTIVP T Rowe Price LgCap Val, Cl 2	14,101
CTIVP TCW Core Plus Bond, Cl 1	10,566
CTIVP TCW Core Plus Bond, Cl 2	2,302
CTIVP Vty Sycamore Estb Val, Cl 1	193,056
CTIVP Vty Sycamore Estb Val, Cl 2	81,236
CTIVP Vty Sycamore Estb Val, Cl 3	464,442
CTIVP Wellington Lg Cap Val, Cl 1	251,355
CTIVP Wellington Lg Cap Val, Cl 2	46,451
CTIVP Westfield Mid Cap Gro, Cl 1	51,167
CTIVP Westfield Mid Cap Gro, Cl 2	2,712
CTIVP Westfield Sel Lg Cp Gr, Cl 1	20,344
CTIVP Westfield Sel Lg Cp Gr, Cl 2	4,495
CVT EAFE Intl Index, Cl F	440
CVT EAFE Intl Index, Cl I	302,611
CVT Nasdaq 100 Index, Cl F	33,994
CVT Nasdaq 100 Index, Cl I	266,096
CVT Russ 2000 Sm Cap Ind, Cl F	3,825
CVT Russ 2000 Sm Cap Ind, Cl I	181,798
DWS Alt Asset Alloc VIP, Cl A	123,558
DWS Alt Asset Alloc VIP, Cl B	104,709
EV VT Floating-Rate Inc, Init Cl	222,494
EV VT Floating-Rate Inc, Inst Cl	887
Fid VIP Contrafund, Init Cl	1,176,227
Fid VIP Contrafund, Serv Cl 2	2,853,220
Fid VIP Emer Mkts, Init Cl	74,880
Fid VIP Energy, Init Cl	2,488
Fid VIP Gro & Inc, Serv Cl	809,516
Fid VIP Gro & Inc, Serv Cl 2	1,135,517
Fid VIP Gro Opp, Init Cl	11,158
Fid VIP Invest Gr, Init Cl	21,135
Fid VIP Mid Cap, Init Cl	695,852
Fid VIP Mid Cap, Serv Cl	901,008
Fid VIP Mid Cap, Serv Cl 2	1,938,754
Fid VIP Overseas, Serv Cl	262,220
Fid VIP Overseas, Serv Cl 2	402,153
Fid VIP Strategic Inc, Init Cl	198,465
Fid VIP Strategic Inc, Serv Cl 2	49,803
Frank Global Real Est, Cl 2	330,942
Frank Inc, Cl 1	64,582
Frank Inc, Cl 2	97,348
Frank Mutual Shares, Cl 1	9,884
Frank Mutual Shares, Cl 2	722,342
Frank Sm Cap Val, Cl 1	134,920
Frank Sm Cap Val, Cl 2	761,238
GS VIT Mid Cap Val, Inst	1,653,626
Division	Purchases
GS VIT Sm Cap Eq Insights, Inst	$65,881
GS VIT U.S. Eq Insights, Inst	1,061,102
Invesco VI Am Fran, Ser I	122,319
Invesco VI Am Fran, Ser II	299,386
Invesco VI Bal Risk Alloc, Ser I	14,008
Invesco VI Bal Risk Alloc, Ser II	44,118
Invesco VI Comstock, Ser II	157,485
Invesco VI Core Eq, Ser I	1,106,542
Invesco VI Dis Mid Cap Gro, Ser I	261,142
Invesco VI Div Divd, Ser I	147,096
Invesco VI EQV Intl Eq, Ser II	146,623
Invesco VI Gbl Strat Inc, Ser I	23,333
Invesco VI Gbl Strat Inc, Ser II	355,996
Invesco VI Global, Ser I	258,919
Invesco VI Global, Ser II	615,235
Invesco VI Mn St Sm Cap, Ser I	262,649
Invesco VI Mn St Sm Cap, Ser II	411,460
Invesco VI Tech, Ser I	521,895
Invesco VI Tech, Ser II	1,234
Janus Hend VIT Gbl Tech Innov, Srv	552,527
Janus Henderson VIT Bal, Inst	304,936
Janus Henderson VIT Bal, Serv	4,397
Janus Henderson VIT Enter, Serv	89,262
Janus Henderson VIT Flex Bd, Inst	220,160
Janus Henderson VIT Flex Bd, Serv	9,228
Janus Henderson VIT Overseas, Serv	196,679
Janus Henderson VIT Res, Inst	20,443
Janus Henderson VIT Res, Serv	132,123
Lazard Ret Global Dyn MA, Inv	7,791
Lazard Ret Global Dyn MA, Serv	5,066
Lord Abt Bond Debenture, Cl VC	7,010
LVIP AC Intl, Serv Cl	167,957
LVIP AC Intl, Std Cl II	27,940
LVIP AC Mid Cap Val, Std Cl II	31,341
LVIP AC Val, Serv Cl	901,753
LVIP AC Val, Std Cl II	496,668
MFS Gbl Real Est, Init Cl	72
MFS Intl Gro, Init Cl	227,143
MFS Mass Inv Gro Stock, Serv Cl	714,807
MFS New Dis, Serv Cl	161,147
MFS Utilities, Init Cl	48,153
MFS Utilities, Serv Cl	190,387
MS VIF Dis, Cl I	119,593
MS VIF Dis, Cl II	302,023
NB AMT Quality Eq, Cl I	9,684
NB AMT Quality Eq, Cl S	22,419
Nom VIP Asset Strategy, Serv Cl	6,677
Nom VIP Asset Strategy, Std Cl	108
Nom VIP Intl Core Eq, Std Cl	5
PIMCO VIT All Asset, Advisor Cl	129,971
PIMCO VIT All Asset, Inst Cl	7,274
PIMCO VIT Glb Man As Alloc, Adv Cl	266
PIMCO VIT Tot Return, Advisor Cl	362,720
PIMCO VIT Tot Return, Inst Cl	163,403
Put VT Global Hlth Care, Cl IA	26,948
Put VT Global Hlth Care, Cl IB	300,937
Put VT Hi Yield, Cl IB	28,931
Put VT Intl Eq, Cl IB	54,998
Put VT Intl Val, Cl IA	137,797
Put VT Lg Cap Val, Cl IA	259,341
 162 ■ RiverSource of New York Account 8

Division	Purchases
Put VT Sus Leaders, Cl IA	$1,772,052
Put VT Sus Leaders, Cl IB	82,225
Royce Micro-Cap, Invest Cl	396,737
Temp Global Bond, Cl 1	6,930
Temp Global Bond, Cl 2	37,909
Third Ave VST Third Ave Value	317,684
VanEck VIP Global Gold, Cl S	104,687
VP Aggr, Cl 1	864,484
VP Aggr, Cl 2	1,396,705
VP Aggr, Cl 4	2,938,039
VP Conserv, Cl 1	—
VP Conserv, Cl 2	46,759
VP Conserv, Cl 4	14,320
VP Man Vol Conserv Gro, Cl 1	2,400
VP Man Vol Conserv Gro, Cl 2	15,976
VP Man Vol Conserv, Cl 1	869
VP Man Vol Conserv, Cl 2	283,385
VP Man Vol Gro, Cl 1	233,745
VP Man Vol Gro, Cl 2	99,713
VP Man Vol Mod Gro, Cl 1	99,852
VP Man Vol Mod Gro, Cl 2	515,095
VP Mod Aggr, Cl 1	3,601,953
VP Mod Aggr, Cl 2	3,117,305
VP Mod Aggr, Cl 4	6,450,336
VP Mod Conserv, Cl 1	—
VP Mod Conserv, Cl 2	496,152
Division	Purchases
VP Mod Conserv, Cl 4	$716,853
VP Mod, Cl 1	1,769,130
VP Mod, Cl 2	2,300,673
VP Mod, Cl 4	4,032,801
VP Ptnrs Core Bond, Cl 1	12,489
VP Ptnrs Core Bond, Cl 2	18,019
VP Ptnrs Core Eq, Cl 1	4,953
VP Ptnrs Core Eq, Cl 2	51
VP Ptnrs Core Eq, Cl 3	59,346
VP Ptnrs Intl Core Eq, Cl 1	142,449
VP Ptnrs Intl Core Eq, Cl 2	4,740
VP Ptnrs Intl Gro, Cl 1	101,905
VP Ptnrs Intl Gro, Cl 2	30,592
VP Ptnrs Intl Val, Cl 1	11,122
VP Ptnrs Intl Val, Cl 2	5,100
VP Ptnrs Sm Cap Gro, Cl 1	8,082
VP Ptnrs Sm Cap Gro, Cl 2	3,559
VP Ptnrs Sm Cap Val, Cl 1	1,544
VP Ptnrs Sm Cap Val, Cl 2	495
VP Ptnrs Sm Cap Val, Cl 3	139,287
VP US Flex Conserv Gro, Cl 1	2,189
VP US Flex Gro, Cl 1	58,580
VP US Flex Mod Gro, Cl 1	4,318
WA Var Global Hi Yd Bond, Cl I	6,069
WA Var Global Hi Yd Bond, Cl II	1,025
RiverSource of New York Account 8 ■ 163

8.
FINANCIAL HIGHLIGHTS
The table below shows certain financial information regarding the division(s).
	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
AB VPS Dyn Asset Alloc, Cl B
2025	—	$1.77	to	$1.49	$1	1.61%	0.00%	to	0.90%	13.22%	to	12.20%
2024	—	$1.57	to	$1.33	$1	1.09%	0.00%	to	0.90%	10.43%	to	9.42%
2023	—	$1.42	to	$1.22	$0	0.61%	0.00%	to	0.90%	13.48%	to	12.46%
2022	—	$1.25	to	$1.08	$0	2.56%	0.00%	to	0.90%	(18.68)%	to	(19.40)%
2021	—	$1.54	to	$1.34	$1	1.56%	0.00%	to	0.90%	9.28%	to	8.30%
AB VPS Intl Val, Cl B
2025	1,519	$2.00	to	$2.61	$3,582	2.37%	0.20%	to	0.90%	40.99%	to	40.01%
2024	1,392	$1.42	to	$1.86	$2,555	2.27%	0.20%	to	0.90%	4.60%	to	3.86%
2023	1,463	$1.36	to	$1.79	$2,703	0.70%	0.20%	to	0.90%	14.60%	to	13.80%
2022	1,516	$1.18	to	$1.58	$2,447	4.22%	0.20%	to	0.90%	18.83%(5)	to	(14.57)%
2021	1,523	$1.32	to	$1.84	$2,868	1.72%	0.30%	to	0.90%	10.52%	to	9.86%
AB VPS Lg Cap Gro, Cl A
2025	490	$2.84	to	$2.84	$1,391	— %	0.00%	to	0.00%	13.14%	to	13.14%
2024	404	$2.51	to	$2.51	$1,015	0.05%	0.00%	to	0.00%	25.25%	to	25.25%
2023	174	$2.00	to	$2.00	$349	— %	0.00%	to	0.00%	35.13%	to	35.13%
2022	117	$1.48	to	$1.48	$173	— %	0.00%	to	0.00%	(28.51)%	to	(28.51)%
2021	59	$2.07	to	$2.07	$122	— %	0.00%	to	0.00%	28.97%	to	28.97%
AB VPS Lg Cap Gro, Cl B
2025	494	$7.42	to	$6.95	$3,777	— %	0.00%	to	0.90%	12.85%	to	11.84%
2024	457	$6.57	to	$6.22	$3,401	— %	0.00%	to	0.90%	24.95%	to	23.83%
2023	454	$5.26	to	$5.02	$2,799	— %	0.00%	to	0.90%	34.79%	to	33.59%
2022	392	$3.90	to	$3.76	$1,723	— %	0.00%	to	0.90%	(28.69)%	to	(29.33)%
2021	350	$5.47	to	$5.32	$2,208	— %	0.00%	to	0.90%	28.65%	to	27.50%
AB VPS Relative Val, Cl B
2025	719	$1.52	to	$5.21	$2,746	0.89%	0.20%	to	0.90%	9.98%	to	9.21%
2024	685	$1.38	to	$4.77	$2,616	1.24%	0.20%	to	0.90%	12.54%	to	11.75%
2023	621	$1.23	to	$4.27	$2,515	1.33%	0.20%	to	0.90%	11.50%	to	10.72%
2022	698	$1.10	to	$3.86	$2,531	1.10%	0.20%	to	0.90%	10.30%(5)	to	(5.27)%
2021	721	$2.35	to	$4.07	$2,756	0.64%	0.30%	to	0.90%	27.45%	to	26.69%
Allspg VT Index Asset Alloc, Cl 2
2025	241	$1.54	to	$4.74	$652	1.25%	0.20%	to	0.90%	11.26%	to	10.49%
2024	243	$1.38	to	$4.29	$594	1.31%	0.20%	to	0.90%	14.64%	to	13.83%
2023	246	$1.21	to	$3.77	$536	0.96%	0.20%	to	0.90%	16.47%	to	15.66%
2022	260	$1.04	to	$3.26	$495	0.63%	0.20%	to	0.90%	4.13%(5)	to	(17.76)%
2021	268	$2.32	to	$3.96	$620	0.56%	0.30%	to	0.90%	15.65%	to	14.96%
Allspg VT Opp, Cl 1
2025	13	$2.19	to	$2.19	$28	0.31%	0.00%	to	0.00%	7.00%	to	7.00%
2024	12	$2.04	to	$2.04	$24	0.26%	0.00%	to	0.00%	15.35%	to	15.35%
2023	12	$1.77	to	$1.77	$21	— %	0.00%	to	0.00%	26.83%	to	26.83%
2022	8	$1.40	to	$1.40	$12	— %	0.00%	to	0.00%	(20.61)%	to	(20.61)%
2021	2	$1.76	to	$1.76	$3	0.23%	0.00%	to	0.00%	25.06%	to	25.06%
Allspg VT Opp, Cl 2
2025	274	$4.39	to	$7.24	$1,340	0.05%	0.00%	to	0.90%	6.71%	to	5.76%
2024	263	$4.12	to	$6.85	$1,342	0.05%	0.00%	to	0.90%	15.05%	to	14.01%
2023	266	$3.58	to	$6.01	$1,367	— %	0.00%	to	0.90%	26.50%	to	25.37%
2022	287	$2.83	to	$4.79	$1,192	— %	0.00%	to	0.90%	(20.81)%	to	(21.52)%
2021	298	$3.57	to	$6.11	$1,579	0.04%	0.00%	to	0.90%	24.78%	to	23.66%
Allspg VT Sm Cap Gro, Cl 1
2025	329	$1.62	to	$1.62	$534	— %	0.00%	to	0.00%	9.55%	to	9.55%
2024	265	$1.48	to	$1.48	$392	— %	0.00%	to	0.00%	19.07%	to	19.07%
2023	225	$1.24	to	$1.24	$280	— %	0.00%	to	0.00%	4.35%	to	4.35%
2022	132	$1.19	to	$1.19	$157	— %	0.00%	to	0.00%	(34.30)%	to	(34.30)%
 164 ■ RiverSource of New York Account 8

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2021	46	$1.81	to	$1.81	$83	— %	0.00%	to	0.00%	7.93%	to	7.93%
Allspg VT Sm Cap Gro, Cl 2
2025	479	$3.55	to	$7.01	$1,544	— %	0.00%	to	0.90%	9.26%	to	8.28%
2024	452	$3.25	to	$6.48	$1,448	— %	0.00%	to	0.90%	18.70%	to	17.63%
2023	397	$2.74	to	$5.51	$1,311	— %	0.00%	to	0.90%	4.11%	to	3.18%
2022	367	$2.63	to	$5.34	$1,211	— %	0.00%	to	0.90%	(34.42)%	to	(35.01)%
2021	371	$4.01	to	$8.21	$1,937	— %	0.00%	to	0.90%	7.64%	to	6.68%
ALPS Alerian Engy Infr, Class I
2025	49	$2.11	to	$2.11	$103	4.40%	0.00%	to	0.00%	5.09%	to	5.09%
2024	44	$2.00	to	$2.00	$89	5.13%	0.00%	to	0.00%	41.03%	to	41.03%
2023	35	$1.42	to	$1.42	$50	5.14%	0.00%	to	0.00%	14.25%	to	14.25%
2022	18	$1.24	to	$1.24	$23	10.76%	0.00%	to	0.00%	17.84%	to	17.84%
2021	2	$1.06	to	$1.06	$2	5.09%	0.00%	to	0.00%	38.25%	to	38.25%
ALPS Alerian Engy Infr, Class III
2025	314	$2.07	to	$1.52	$518	4.41%	0.00%	to	0.90%	4.66%	to	3.72%
2024	344	$1.98	to	$1.46	$543	4.00%	0.00%	to	0.90%	40.60%	to	39.33%
2023	464	$1.41	to	$1.05	$514	2.87%	0.00%	to	0.90%	13.91%	to	12.89%
2022	517	$1.24	to	$0.93	$504	4.42%	0.00%	to	0.90%	17.32%	to	16.27%
2021	464	$1.05	to	$0.80	$390	1.76%	0.00%	to	0.90%	37.78%	to	36.54%
BlackRock Global Alloc, Cl I
2025	213	$1.77	to	$1.77	$378	3.66%	0.00%	to	0.00%	19.80%	to	19.80%
2024	197	$1.48	to	$1.48	$292	0.98%	0.00%	to	0.00%	9.23%	to	9.23%
2023	140	$1.36	to	$1.36	$189	2.45%	0.00%	to	0.00%	12.83%	to	12.83%
2022	99	$1.20	to	$1.20	$119	— %	0.00%	to	0.00%	(15.86)%	to	(15.86)%
2021	67	$1.43	to	$1.43	$95	1.20%	0.00%	to	0.00%	6.67%	to	6.67%
BlackRock Global Alloc, Cl III
2025	321	$2.36	to	$1.80	$618	4.25%	0.00%	to	0.90%	19.51%	to	18.44%
2024	350	$1.97	to	$1.52	$566	0.81%	0.00%	to	0.90%	8.93%	to	7.94%
2023	347	$1.81	to	$1.40	$514	2.63%	0.00%	to	0.90%	12.49%	to	11.48%
2022	318	$1.61	to	$1.26	$423	— %	0.00%	to	0.90%	(16.07)%	to	(16.82)%
2021	336	$1.92	to	$1.51	$536	0.84%	0.00%	to	0.90%	6.42%	to	5.46%
Calvert VP SRI Bal, Cl I
2025	729	$1.32	to	$3.34	$3,010	1.71%	0.00%	to	0.90%	11.48%	to	10.48%
2024	687	$1.19	to	$3.02	$2,581	1.65%	0.00%	to	0.90%	19.12%(6)	to	18.53%
2023	911	$1.21	to	$2.55	$2,776	1.59%	0.20%	to	0.90%	16.60%	to	15.77%
2022	917	$1.04	to	$2.20	$2,393	1.21%	0.20%	to	0.90%	4.47%(5)	to	(16.17)%
2021	947	$2.15	to	$2.63	$2,937	1.24%	0.30%	to	0.90%	14.77%	to	14.08%
Col VP Acorn
2025	1,450	$1.45	to	$6.50	$5,847	— %	0.20%	to	0.90%	4.26%	to	3.53%
2024	1,307	$1.39	to	$6.27	$5,857	— %	0.20%	to	0.90%	13.95%	to	13.15%
2023	1,270	$1.22	to	$5.54	$5,634	— %	0.20%	to	0.90%	21.49%	to	20.65%
2022	1,295	$1.01	to	$4.60	$4,899	— %	0.20%	to	0.90%	2.29%(5)	to	(34.06)%
2021	1,293	$2.64	to	$6.97	$7,460	0.76%	0.30%	to	0.90%	8.57%	to	7.92%
Col VP Acorn Intl
2025	1,663	$1.38	to	$3.45	$4,081	1.27%	0.20%	to	0.90%	12.53%	to	11.75%
2024	1,564	$1.23	to	$3.08	$3,720	1.39%	0.20%	to	0.90%	(8.43)%	to	(9.08)%
2023	1,573	$1.34	to	$3.39	$4,276	0.32%	0.20%	to	0.90%	16.72%	to	15.91%
2022	1,707	$1.15	to	$2.93	$3,948	0.92%	0.20%	to	0.90%	15.79%(5)	to	(34.44)%
2021	1,667	$1.98	to	$4.46	$5,916	0.55%	0.30%	to	0.90%	18.45%	to	17.74%
Col VP Bal, Cl 1
2025	1,788	$2.04	to	$2.04	$3,651	— %	0.00%	to	0.00%	14.05%	to	14.05%
2024	1,427	$1.79	to	$1.79	$2,555	— %	0.00%	to	0.00%	14.55%	to	14.55%
2023	999	$1.56	to	$1.56	$1,561	— %	0.00%	to	0.00%	21.40%	to	21.40%
2022	820	$1.29	to	$1.29	$1,056	— %	0.00%	to	0.00%	(16.65)%	to	(16.65)%
RiverSource of New York Account 8 ■ 165

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2021	704	$1.54	to	$1.54	$1,087	— %	0.00%	to	0.00%	14.87%	to	14.87%
Col VP Bal, Cl 3
2025	5,105	$3.38	to	$3.59	$20,073	— %	0.00%	to	0.90%	13.92%	to	12.90%
2024	5,377	$2.97	to	$3.18	$18,706	— %	0.00%	to	0.90%	14.43%	to	13.40%
2023	5,581	$2.59	to	$2.80	$17,115	— %	0.00%	to	0.90%	21.23%	to	20.15%
2022	5,946	$2.14	to	$2.33	$15,098	— %	0.00%	to	0.90%	(16.74)%	to	(17.49)%
2021	6,268	$2.57	to	$2.83	$19,187	— %	0.00%	to	0.90%	14.74%	to	13.71%
Col VP Commodity Strategy, Cl 1
2025	57	$1.81	to	$1.81	$104	8.36%	0.00%	to	0.00%	15.48%	to	15.48%
2024	44	$1.57	to	$1.57	$70	3.60%	0.00%	to	0.00%	7.24%	to	7.24%
2023	41	$1.46	to	$1.46	$59	22.73%	0.00%	to	0.00%	(6.82)%	to	(6.82)%
2022	38	$1.57	to	$1.57	$60	25.52%	0.00%	to	0.00%	19.09%	to	19.09%
2021	30	$1.32	to	$1.32	$39	0.21%	0.00%	to	0.00%	32.63%	to	32.63%
Col VP Commodity Strategy, Cl 2
2025	40	$1.11	to	$1.11	$44	7.98%	0.00%	to	0.00%	15.31%	to	15.31%
2024	42	$0.96	to	$0.96	$41	3.46%	0.00%	to	0.00%	7.09%	to	7.09%
2023	40	$0.90	to	$0.90	$36	21.97%	0.00%	to	0.00%	(7.13)%	to	(7.13)%
2022	38	$0.97	to	$0.97	$36	24.92%	0.00%	to	0.00%	18.70%	to	18.70%
2021	38	$0.81	to	$0.81	$31	— %	0.00%	to	0.00%	32.01%	to	32.01%
Col VP Contrarian Core, Cl 1
2025	223	$2.82	to	$2.82	$631	— %	0.00%	to	0.00%	17.65%	to	17.65%
2024	190	$2.40	to	$2.40	$457	— %	0.00%	to	0.00%	23.40%	to	23.40%
2023	153	$1.95	to	$1.95	$299	— %	0.00%	to	0.00%	32.21%	to	32.21%
2022	105	$1.47	to	$1.47	$155	— %	0.00%	to	0.00%	(18.65)%	to	(18.65)%
2021	60	$1.81	to	$1.81	$108	— %	0.00%	to	0.00%	24.28%	to	24.28%
Col VP Contrarian Core, Cl 2
2025	100	$4.72	to	$4.72	$470	— %	0.00%	to	0.00%	17.35%	to	17.35%
2024	84	$4.02	to	$4.02	$336	— %	0.00%	to	0.00%	23.09%	to	23.09%
2023	62	$3.27	to	$3.27	$201	— %	0.00%	to	0.00%	31.89%	to	31.89%
2022	51	$2.48	to	$2.48	$127	— %	0.00%	to	0.00%	(18.85)%	to	(18.85)%
2021	52	$3.05	to	$3.05	$158	— %	0.00%	to	0.00%	23.96%	to	23.96%
Col VP Corporate Bond, Cl 1
2025	13	$1.12	to	$1.12	$14	4.93%	0.00%	to	0.00%	7.93%	to	7.93%
2024	6	$1.04	to	$1.04	$7	1.72%	0.00%	to	0.00%	4.15%(6)	to	4.15%(6)
Col VP Corporate Bond, Cl 2
2025	96	$1.06	to	$1.06	$102	6.57%	0.00%	to	0.00%	7.55%	to	7.55%
2024	95	$0.99	to	$0.99	$94	3.11%	0.00%	to	0.00%	3.30%	to	3.30%
2023	93	$0.95	to	$0.95	$89	3.09%	0.00%	to	0.00%	9.47%	to	9.47%
2022	93	$0.87	to	$0.87	$81	3.07%	0.00%	to	0.00%	(13.63)%	to	(13.63)%
2021	92	$1.01	to	$1.01	$93	3.85%	0.00%	to	0.00%	1.03%	to	1.03%
Col VP Corporate Bond, Cl 3
2025	890	$1.24	to	$1.88	$1,202	6.61%	0.20%	to	0.90%	7.53%	to	6.77%
2024	941	$1.16	to	$1.76	$1,198	3.22%	0.20%	to	0.90%	3.05%	to	2.32%
2023	1,017	$1.12	to	$1.72	$1,265	3.20%	0.20%	to	0.90%	9.59%	to	8.82%
2022	1,038	$1.02	to	$1.58	$1,185	3.32%	0.20%	to	0.90%	2.78%(5)	to	(14.38)%
2021	1,050	$1.06	to	$1.84	$1,395	3.84%	0.30%	to	0.90%	0.84%	to	0.23%
Col VP Disciplined Core, Cl 1
2025	168	$2.47	to	$2.47	$416	— %	0.00%	to	0.00%	14.64%	to	14.64%
2024	139	$2.16	to	$2.16	$299	— %	0.00%	to	0.00%	26.06%	to	26.06%
2023	96	$1.71	to	$1.71	$165	— %	0.00%	to	0.00%	24.36%	to	24.36%
2022	74	$1.37	to	$1.37	$101	— %	0.00%	to	0.00%	(18.72)%	to	(18.72)%
2021	25	$1.69	to	$1.69	$43	— %	0.00%	to	0.00%	32.74%	to	32.74%
Col VP Disciplined Core, Cl 2
2025	104	$5.26	to	$5.26	$548	— %	0.00%	to	0.00%	14.35%	to	14.35%
 166 ■ RiverSource of New York Account 8

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2024	118	$4.60	to	$4.60	$542	— %	0.00%	to	0.00%	25.73%	to	25.73%
2023	127	$3.66	to	$3.66	$465	— %	0.00%	to	0.00%	24.08%	to	24.08%
2022	123	$2.95	to	$2.95	$362	— %	0.00%	to	0.00%	(18.94)%	to	(18.94)%
2021	124	$3.64	to	$3.64	$449	— %	0.00%	to	0.00%	32.43%	to	32.43%
Col VP Disciplined Core, Cl 3
2025	7,411	$1.86	to	$4.20	$34,146	— %	0.20%	to	0.90%	14.26%	to	13.46%
2024	8,049	$1.63	to	$3.70	$32,794	— %	0.20%	to	0.90%	25.65%	to	24.76%
2023	8,714	$1.30	to	$2.97	$28,607	— %	0.20%	to	0.90%	23.98%	to	23.12%
2022	9,379	$1.05	to	$2.41	$25,011	— %	0.20%	to	0.90%	5.12%(5)	to	(19.56)%
2021	9,994	$3.02	to	$3.00	$32,947	— %	0.30%	to	0.90%	32.17%	to	31.38%
Col VP Divd Opp, Cl 1
2025	405	$1.98	to	$1.98	$802	— %	0.00%	to	0.00%	15.83%	to	15.83%
2024	309	$1.71	to	$1.71	$528	— %	0.00%	to	0.00%	15.42%	to	15.42%
2023	89	$1.48	to	$1.48	$131	— %	0.00%	to	0.00%	5.09%	to	5.09%
2022	79	$1.41	to	$1.41	$111	— %	0.00%	to	0.00%	(1.11)%	to	(1.11)%
2021	57	$1.42	to	$1.42	$81	— %	0.00%	to	0.00%	26.16%	to	26.16%
Col VP Divd Opp, Cl 2
2025	114	$3.53	to	$3.53	$403	— %	0.00%	to	0.00%	15.56%	to	15.56%
2024	106	$3.05	to	$3.05	$323	— %	0.00%	to	0.00%	15.12%	to	15.12%
2023	89	$2.65	to	$2.65	$236	— %	0.00%	to	0.00%	4.84%	to	4.84%
2022	60	$2.53	to	$2.53	$152	— %	0.00%	to	0.00%	(1.39)%	to	(1.39)%
2021	44	$2.57	to	$2.57	$113	— %	0.00%	to	0.00%	25.89%	to	25.89%
Col VP Divd Opp, Cl 3
2025	3,316	$1.55	to	$5.69	$13,971	— %	0.20%	to	0.90%	15.45%	to	14.64%
2024	3,114	$1.35	to	$4.96	$12,854	— %	0.20%	to	0.90%	15.04%	to	14.24%
2023	3,106	$1.17	to	$4.34	$12,144	— %	0.20%	to	0.90%	4.74%	to	4.02%
2022	3,286	$1.12	to	$4.18	$12,375	— %	0.20%	to	0.90%	12.24%(5)	to	(2.12)%
2021	3,425	$2.13	to	$4.27	$13,121	— %	0.30%	to	0.90%	25.64%	to	24.89%
Col VP Emer Mkts, Cl 1
2025	265	$1.49	to	$1.49	$394	0.26%	0.00%	to	0.00%	31.18%	to	31.18%
2024	222	$1.13	to	$1.13	$252	1.17%	0.00%	to	0.00%	5.68%	to	5.68%
2023	197	$1.07	to	$1.07	$211	0.11%	0.00%	to	0.00%	9.46%	to	9.46%
2022	171	$0.98	to	$0.98	$168	— %	0.00%	to	0.00%	(32.90)%	to	(32.90)%
2021	77	$1.46	to	$1.46	$112	0.92%	0.00%	to	0.00%	(7.20)%	to	(7.20)%
Col VP Emer Mkts, Cl 2
2025	263	$1.83	to	$1.83	$482	0.06%	0.00%	to	0.00%	30.87%	to	30.87%
2024	270	$1.40	to	$1.40	$378	0.99%	0.00%	to	0.00%	5.45%	to	5.45%
2023	263	$1.33	to	$1.33	$350	— %	0.00%	to	0.00%	9.19%	to	9.19%
2022	253	$1.22	to	$1.22	$308	— %	0.00%	to	0.00%	(33.07)%	to	(33.07)%
2021	250	$1.82	to	$1.82	$455	0.85%	0.00%	to	0.00%	(7.47)%	to	(7.47)%
Col VP Emer Mkts, Cl 3
2025	759	$1.58	to	$4.77	$2,359	0.17%	0.20%	to	0.90%	30.76%	to	29.85%
2024	726	$1.21	to	$3.67	$1,855	1.14%	0.20%	to	0.90%	5.29%	to	4.55%
2023	768	$1.15	to	$3.51	$1,917	— %	0.20%	to	0.90%	9.09%	to	8.33%
2022	829	$1.05	to	$3.24	$1,880	— %	0.20%	to	0.90%	6.78%(5)	to	(33.58)%
2021	848	$1.80	to	$4.88	$2,927	0.99%	0.30%	to	0.90%	(7.61)%	to	(8.16)%
Col VP Emerg Mkts Bond, Cl 1
2025	44	$1.24	to	$1.24	$54	5.51%	0.00%	to	0.00%	12.79%	to	12.79%
2024	35	$1.10	to	$1.10	$38	5.29%	0.00%	to	0.00%	6.39%	to	6.39%
2023	30	$1.03	to	$1.03	$31	5.72%	0.00%	to	0.00%	10.43%	to	10.43%
2022	23	$0.94	to	$0.94	$21	5.56%	0.00%	to	0.00%	(16.03)%	to	(16.03)%
2021	2	$1.11	to	$1.11	$2	4.23%	0.00%	to	0.00%	(2.20)%	to	(2.20)%
Col VP Emerg Mkts Bond, Cl 2
2025	13	$1.49	to	$1.49	$19	5.16%	0.00%	to	0.00%	12.65%	to	12.65%
RiverSource of New York Account 8 ■ 167

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2024	13	$1.33	to	$1.33	$17	4.96%	0.00%	to	0.00%	6.13%	to	6.13%
2023	12	$1.25	to	$1.25	$15	4.98%	0.00%	to	0.00%	10.02%	to	10.02%
2022	18	$1.13	to	$1.13	$20	4.21%	0.00%	to	0.00%	(16.16)%	to	(16.16)%
2021	16	$1.35	to	$1.35	$22	3.66%	0.00%	to	0.00%	(2.45)%	to	(2.45)%
Col VP Govt Money Mkt, Cl 1
2025	592	$1.18	to	$1.18	$698	3.88%	0.00%	to	0.00%	3.98%	to	3.98%
2024	438	$1.13	to	$1.13	$497	4.85%	0.00%	to	0.00%	5.00%	to	5.00%
2023	520	$1.08	to	$1.08	$562	4.69%	0.00%	to	0.00%	4.73%	to	4.73%
2022	162	$1.03	to	$1.03	$167	1.82%	0.00%	to	0.00%	1.20%	to	1.20%
2021	44	$1.02	to	$1.02	$45	0.01%	0.00%	to	0.00%	0.01%	to	0.01%
Col VP Govt Money Mkt, Cl 2
2025	445	$1.19	to	$1.19	$528	3.64%	0.00%	to	0.00%	3.71%	to	3.71%
2024	432	$1.14	to	$1.14	$495	4.58%	0.00%	to	0.00%	4.74%	to	4.74%
2023	370	$1.09	to	$1.09	$404	4.37%	0.00%	to	0.00%	4.46%	to	4.46%
2022	488	$1.05	to	$1.05	$510	1.03%	0.00%	to	0.00%	1.10%	to	1.10%
2021	476	$1.03	to	$1.03	$492	0.01%	0.00%	to	0.00%	0.02%	to	0.02%
Col VP Govt Money Mkt, Cl 3
2025	3,236	$1.18	to	$1.16	$3,668	3.77%	0.20%	to	0.90%	3.63%	to	2.91%
2024	3,377	$1.13	to	$1.13	$3,693	4.71%	0.20%	to	0.90%	4.66%	to	3.92%
2023	2,522	$1.08	to	$1.09	$2,635	4.51%	0.20%	to	0.90%	4.39%	to	3.66%
2022	2,647	$1.04	to	$1.05	$2,660	1.16%	0.20%	to	0.90%	0.96%	to	0.26%
2021	2,737	$1.03	to	$1.05	$2,734	0.01%	0.20%	to	0.90%	(0.17)%	to	(0.86)%
Col VP Hi Yield Bond, Cl 1
2025	287	$1.44	to	$1.44	$412	6.14%	0.00%	to	0.00%	8.81%	to	8.81%
2024	170	$1.32	to	$1.32	$225	5.85%	0.00%	to	0.00%	7.04%	to	7.04%
2023	99	$1.24	to	$1.24	$122	5.24%	0.00%	to	0.00%	12.19%	to	12.19%
2022	62	$1.10	to	$1.10	$68	5.76%	0.00%	to	0.00%	(10.54)%	to	(10.54)%
2021	22	$1.23	to	$1.23	$27	4.97%	0.00%	to	0.00%	4.98%	to	4.98%
Col VP Hi Yield Bond, Cl 2
2025	212	$1.90	to	$1.90	$402	5.94%	0.00%	to	0.00%	8.50%	to	8.50%
2024	211	$1.75	to	$1.75	$368	5.71%	0.00%	to	0.00%	6.88%	to	6.88%
2023	195	$1.64	to	$1.64	$319	5.30%	0.00%	to	0.00%	11.87%	to	11.87%
2022	193	$1.46	to	$1.46	$283	5.05%	0.00%	to	0.00%	(10.78)%	to	(10.78)%
2021	189	$1.64	to	$1.64	$310	4.84%	0.00%	to	0.00%	4.79%	to	4.79%
Col VP Hi Yield Bond, Cl 3
2025	1,097	$1.32	to	$3.69	$2,784	6.06%	0.20%	to	0.90%	8.33%	to	7.57%
2024	996	$1.22	to	$3.43	$2,584	5.66%	0.20%	to	0.90%	6.74%	to	5.98%
2023	1,051	$1.14	to	$3.24	$2,638	5.42%	0.20%	to	0.90%	11.86%	to	11.08%
2022	1,041	$1.02	to	$2.92	$2,419	5.10%	0.20%	to	0.90%	2.27%(5)	to	(11.50)%
2021	1,113	$1.53	to	$3.30	$2,890	4.98%	0.30%	to	0.90%	4.55%	to	3.92%
Col VP Inc Opp, Cl 1
2025	22	$1.40	to	$1.40	$30	1.86%	0.00%	to	0.00%	8.78%	to	8.78%
2024	21	$1.29	to	$1.29	$27	5.46%	0.00%	to	0.00%	5.90%	to	5.90%
2023	18	$1.22	to	$1.22	$22	5.21%	0.00%	to	0.00%	11.56%	to	11.56%
2022	17	$1.09	to	$1.09	$18	5.62%	0.00%	to	0.00%	(10.01)%	to	(10.01)%
2021	15	$1.21	to	$1.21	$18	9.06%	0.00%	to	0.00%	4.50%	to	4.50%
Col VP Inc Opp, Cl 2
2025	49	$1.82	to	$1.82	$89	1.80%	0.00%	to	0.00%	8.43%	to	8.43%
2024	53	$1.68	to	$1.68	$89	5.28%	0.00%	to	0.00%	5.71%	to	5.71%
2023	50	$1.59	to	$1.59	$80	5.57%	0.00%	to	0.00%	11.36%	to	11.36%
2022	31	$1.43	to	$1.43	$44	4.99%	0.00%	to	0.00%	(10.22)%	to	(10.22)%
2021	20	$1.59	to	$1.59	$31	7.51%	0.00%	to	0.00%	4.14%	to	4.14%
Col VP Inc Opp, Cl 3
2025	584	$1.30	to	$2.62	$1,253	1.88%	0.20%	to	0.90%	8.37%	to	7.60%
 168 ■ RiverSource of New York Account 8

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2024	622	$1.20	to	$2.43	$1,256	5.52%	0.20%	to	0.90%	5.69%	to	4.94%
2023	534	$1.14	to	$2.32	$1,083	5.04%	0.20%	to	0.90%	11.29%	to	10.51%
2022	536	$1.02	to	$2.10	$1,015	5.25%	0.20%	to	0.90%	2.16%(5)	to	(11.02)%
2021	554	$1.50	to	$2.36	$1,182	8.90%	0.30%	to	0.90%	4.16%	to	3.54%
Col VP Inter Bond, Cl 1
2025	229	$1.18	to	$1.18	$271	5.61%	0.00%	to	0.00%	9.06%	to	9.06%
2024	107	$1.08	to	$1.08	$116	5.17%	0.00%	to	0.00%	1.97%	to	1.97%
2023	82	$1.06	to	$1.06	$87	2.48%	0.00%	to	0.00%	6.34%	to	6.34%
2022	56	$1.00	to	$1.00	$56	3.29%	0.00%	to	0.00%	(17.06)%	to	(17.06)%
2021	40	$1.21	to	$1.21	$48	3.30%	0.00%	to	0.00%	(0.24)%	to	(0.24)%
Col VP Inter Bond, Cl 2
2025	79	$1.32	to	$1.32	$104	5.67%	0.00%	to	0.00%	8.84%	to	8.84%
2024	54	$1.21	to	$1.21	$66	4.92%	0.00%	to	0.00%	1.73%	to	1.73%
2023	46	$1.19	to	$1.19	$55	2.13%	0.00%	to	0.00%	6.08%	to	6.08%
2022	37	$1.12	to	$1.12	$42	2.44%	0.00%	to	0.00%	(17.22)%	to	(17.22)%
2021	49	$1.36	to	$1.36	$66	3.01%	0.00%	to	0.00%	(0.58)%	to	(0.58)%
Col VP Inter Bond, Cl 3
2025	3,526	$1.19	to	$2.00	$5,886	5.32%	0.20%	to	0.90%	8.82%	to	8.06%
2024	3,644	$1.09	to	$1.85	$5,767	4.73%	0.20%	to	0.90%	1.64%	to	0.93%
2023	3,460	$1.08	to	$1.83	$5,536	2.20%	0.20%	to	0.90%	5.98%	to	5.24%
2022	3,592	$1.02	to	$1.74	$5,476	3.08%	0.20%	to	0.90%	1.80%(5)	to	(17.91)%
2021	3,718	$1.37	to	$2.12	$6,924	3.19%	0.30%	to	0.90%	(0.65)%	to	(1.25)%
Col VP Lg Cap Gro, Cl 1
2025	1,387	$3.11	to	$3.11	$4,313	— %	0.00%	to	0.00%	16.14%	to	16.14%
2024	1,064	$2.68	to	$2.68	$2,849	— %	0.00%	to	0.00%	31.33%	to	31.33%
2023	829	$2.04	to	$2.04	$1,690	— %	0.00%	to	0.00%	43.16%	to	43.16%
2022	514	$1.42	to	$1.42	$731	— %	0.00%	to	0.00%	(31.38)%	to	(31.38)%
2021	167	$2.07	to	$2.07	$346	— %	0.00%	to	0.00%	28.73%	to	28.73%
Col VP Lg Cap Gro, Cl 2
2025	107	$6.82	to	$6.82	$729	— %	0.00%	to	0.00%	15.85%	to	15.85%
2024	109	$5.88	to	$5.88	$640	— %	0.00%	to	0.00%	31.01%	to	31.01%
2023	105	$4.49	to	$4.49	$470	— %	0.00%	to	0.00%	42.77%	to	42.77%
2022	95	$3.15	to	$3.15	$298	— %	0.00%	to	0.00%	(31.53)%	to	(31.53)%
2021	85	$4.59	to	$4.59	$392	— %	0.00%	to	0.00%	28.35%	to	28.35%
Col VP Lg Cap Gro, Cl 3
2025	711	$2.19	to	$4.36	$4,159	— %	0.20%	to	0.90%	15.75%	to	14.94%
2024	693	$1.89	to	$3.79	$3,746	— %	0.20%	to	0.90%	30.93%	to	30.01%
2023	703	$1.45	to	$2.91	$3,402	— %	0.20%	to	0.90%	42.66%	to	41.67%
2022	761	$1.01	to	$2.06	$2,585	— %	0.20%	to	0.90%	2.68%(5)	to	(32.06)%
2021	809	$3.90	to	$3.03	$3,968	— %	0.30%	to	0.90%	28.15%	to	27.39%
Col VP Lg Cap Index, Cl 1
2025	4,716	$2.68	to	$2.68	$12,654	— %	0.00%	to	0.00%	17.58%	to	17.58%
2024	3,730	$2.28	to	$2.28	$8,512	— %	0.00%	to	0.00%	24.70%	to	24.70%
2023	2,812	$1.83	to	$1.83	$5,146	— %	0.00%	to	0.00%	25.96%	to	25.96%
2022	1,730	$1.45	to	$1.45	$2,514	— %	0.00%	to	0.00%	(18.34)%	to	(18.34)%
2021	791	$1.78	to	$1.78	$1,407	— %	0.00%	to	0.00%	28.39%	to	28.39%
Col VP Lg Cap Index, Cl 3
2025	3,187	$5.67	to	$5.71	$18,706	— %	0.00%	to	0.90%	17.42%	to	16.37%
2024	2,986	$4.83	to	$4.91	$16,441	— %	0.00%	to	0.90%	24.54%	to	23.42%
2023	3,051	$3.88	to	$3.98	$14,291	— %	0.00%	to	0.90%	25.81%	to	24.69%
2022	3,028	$3.08	to	$3.19	$11,465	— %	0.00%	to	0.90%	(18.45)%	to	(19.18)%
2021	3,012	$3.78	to	$3.95	$14,197	— %	0.00%	to	0.90%	28.22%	to	27.07%
Col VP Limited Duration Cr, Cl 1
2025	84	$1.25	to	$1.25	$105	8.32%	0.00%	to	0.00%	6.35%	to	6.35%
RiverSource of New York Account 8 ■ 169

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2024	38	$1.17	to	$1.17	$44	4.54%	0.00%	to	0.00%	4.75%	to	4.75%
2023	20	$1.12	to	$1.12	$22	3.31%	0.00%	to	0.00%	6.89%	to	6.89%
2022	17	$1.05	to	$1.05	$18	0.75%	0.00%	to	0.00%	(6.08)%	to	(6.08)%
2021	9	$1.12	to	$1.12	$11	0.21%	0.00%	to	0.00%	(0.60)%	to	(0.60)%
Col VP Limited Duration Cr, Cl 2
2025	784	$1.33	to	$1.12	$925	6.12%	0.00%	to	0.90%	6.01%	to	5.05%
2024	795	$1.25	to	$1.06	$883	3.62%	0.00%	to	0.90%	4.63%	to	3.69%
2023	820	$1.20	to	$1.03	$875	2.34%	0.00%	to	0.90%	6.66%	to	5.70%
2022	1,388	$1.12	to	$0.97	$1,459	0.39%	0.00%	to	0.90%	(6.36)%	to	(7.20)%
2021	636	$1.20	to	$1.05	$681	1.39%	0.00%	to	0.90%	(0.84)%	to	(1.74)%
Col VP Long Govt/Cr Bond, Cl 1
2025	35	$1.05	to	$1.05	$36	11.56%	0.00%	to	0.00%	6.24%	to	6.24%
2024	11	$0.98	to	$0.98	$10	3.92%	0.00%	to	0.00%	(4.14)%	to	(4.14)%
2023	10	$1.03	to	$1.03	$10	3.45%	0.00%	to	0.00%	6.97%	to	6.97%
2022	11	$0.96	to	$0.96	$11	3.53%	0.00%	to	0.00%	(27.55)%	to	(27.55)%
2021	3	$1.33	to	$1.33	$3	2.54%	0.00%	to	0.00%	(3.21)%	to	(3.21)%
Col VP Long Govt/Cr Bond, Cl 2
2025	0	$1.19	to	$1.19	$1	8.62%	0.00%	to	0.00%	5.98%	to	5.98%
2024	1	$1.12	to	$1.12	$1	4.91%	0.00%	to	0.00%	(4.39)%	to	(4.39)%
2023	7	$1.18	to	$1.18	$9	3.12%	0.00%	to	0.00%	6.68%	to	6.68%
2022	7	$1.10	to	$1.10	$8	2.49%	0.00%	to	0.00%	(27.70)%	to	(27.70)%
2021	6	$1.53	to	$1.53	$10	1.75%	0.00%	to	0.00%	(3.47)%	to	(3.47)%
Col VP Overseas Core, Cl 1
2025	520	$1.90	to	$1.90	$987	1.66%	0.00%	to	0.00%	38.26%	to	38.26%
2024	384	$1.37	to	$1.37	$528	3.29%	0.00%	to	0.00%	3.45%	to	3.45%
2023	170	$1.33	to	$1.33	$225	1.79%	0.00%	to	0.00%	15.64%	to	15.64%
2022	140	$1.15	to	$1.15	$161	0.61%	0.00%	to	0.00%	(14.68)%	to	(14.68)%
2021	58	$1.35	to	$1.35	$78	1.39%	0.00%	to	0.00%	9.96%	to	9.96%
Col VP Overseas Core, Cl 2
2025	99	$2.51	to	$2.51	$250	1.69%	0.00%	to	0.00%	37.86%	to	37.86%
2024	108	$1.82	to	$1.82	$197	4.10%	0.00%	to	0.00%	3.24%	to	3.24%
2023	103	$1.77	to	$1.77	$183	1.71%	0.00%	to	0.00%	15.32%	to	15.32%
2022	101	$1.53	to	$1.53	$154	0.73%	0.00%	to	0.00%	(14.90)%	to	(14.90)%
2021	94	$1.80	to	$1.80	$170	1.10%	0.00%	to	0.00%	9.74%	to	9.74%
Col VP Overseas Core, Cl 3
2025	3,074	$1.88	to	$1.87	$6,205	1.76%	0.20%	to	0.90%	37.82%	to	36.87%
2024	3,144	$1.36	to	$1.36	$4,624	4.25%	0.20%	to	0.90%	3.14%	to	2.41%
2023	3,265	$1.32	to	$1.33	$4,688	1.82%	0.20%	to	0.90%	15.24%	to	14.44%
2022	3,464	$1.14	to	$1.16	$4,341	0.79%	0.20%	to	0.90%	15.40%(5)	to	(15.56)%
2021	3,611	$1.55	to	$1.38	$5,339	1.18%	0.30%	to	0.90%	9.55%	to	8.90%
Col VP Sel Gbl Tech, Cl 1
2025	270	$2.14	to	$2.14	$578	— %	0.00%	to	0.00%	34.73%	to	34.73%
2024	231	$1.59	to	$1.59	$368	— %	0.00%	to	0.00%	26.91%	to	26.91%
2023	147	$1.25	to	$1.25	$184	— %	0.00%	to	0.00%	45.28%	to	45.28%
2022	71	$0.86	to	$0.86	$61	— %	0.00%	to	0.00%	(15.48)%(7)	to	(15.48)%(7)
Col VP Sel Gbl Tech, Cl 2
2025	98	$2.12	to	$2.12	$207	— %	0.00%	to	0.00%	34.37%	to	34.37%
2024	65	$1.58	to	$1.58	$103	— %	0.00%	to	0.00%	26.58%	to	26.58%
2023	33	$1.25	to	$1.25	$41	— %	0.00%	to	0.00%	44.87%	to	44.87%
2022	2	$0.86	to	$0.86	$2	— %	0.00%	to	0.00%	(15.57)%(7)	to	(15.57)%(7)
Col VP Select Lg Cap Val, Cl 1
2025	607	$2.28	to	$2.28	$1,381	— %	0.00%	to	0.00%	28.27%	to	28.27%
2024	507	$1.77	to	$1.77	$899	— %	0.00%	to	0.00%	12.87%	to	12.87%
2023	419	$1.57	to	$1.57	$659	— %	0.00%	to	0.00%	5.39%	to	5.39%
 170 ■ RiverSource of New York Account 8

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2022	238	$1.49	to	$1.49	$355	— %	0.00%	to	0.00%	(1.84)%	to	(1.84)%
2021	70	$1.52	to	$1.52	$106	— %	0.00%	to	0.00%	26.29%	to	26.29%
Col VP Select Lg Cap Val, Cl 2
2025	55	$4.72	to	$4.72	$259	— %	0.00%	to	0.00%	27.97%	to	27.97%
2024	55	$3.68	to	$3.68	$204	— %	0.00%	to	0.00%	12.58%	to	12.58%
2023	44	$3.27	to	$3.27	$146	— %	0.00%	to	0.00%	5.11%	to	5.11%
2022	39	$3.11	to	$3.11	$121	— %	0.00%	to	0.00%	(2.06)%	to	(2.06)%
2021	34	$3.18	to	$3.18	$107	— %	0.00%	to	0.00%	25.98%	to	25.98%
Col VP Select Lg Cap Val, Cl 3
2025	236	$1.68	to	$4.66	$945	— %	0.20%	to	0.90%	27.85%	to	26.95%
2024	186	$1.32	to	$3.67	$774	— %	0.20%	to	0.90%	12.53%	to	11.74%
2023	264	$1.17	to	$3.29	$911	— %	0.20%	to	0.90%	5.02%	to	4.29%
2022	283	$1.11	to	$3.15	$940	— %	0.20%	to	0.90%	12.68%(5)	to	(2.83)%
2021	276	$2.41	to	$3.24	$928	— %	0.30%	to	0.90%	25.77%	to	25.02%
Col VP Select Mid Cap Gro, Cl 1
2025	308	$2.27	to	$2.27	$698	— %	0.00%	to	0.00%	15.14%	to	15.14%
2024	266	$1.97	to	$1.97	$524	— %	0.00%	to	0.00%	23.68%	to	23.68%
2023	197	$1.59	to	$1.59	$313	— %	0.00%	to	0.00%	25.24%	to	25.24%
2022	160	$1.27	to	$1.27	$203	— %	0.00%	to	0.00%	(30.83)%	to	(30.83)%
2021	78	$1.84	to	$1.84	$143	— %	0.00%	to	0.00%	16.57%	to	16.57%
Col VP Select Mid Cap Gro, Cl 2
2025	32	$4.51	to	$4.51	$144	— %	0.00%	to	0.00%	14.86%	to	14.86%
2024	31	$3.92	to	$3.92	$122	— %	0.00%	to	0.00%	23.37%	to	23.37%
2023	30	$3.18	to	$3.18	$95	— %	0.00%	to	0.00%	24.92%	to	24.92%
2022	27	$2.55	to	$2.55	$70	— %	0.00%	to	0.00%	(31.01)%	to	(31.01)%
2021	30	$3.69	to	$3.69	$109	— %	0.00%	to	0.00%	16.27%	to	16.27%
Col VP Select Mid Cap Gro, Cl 3
2025	311	$1.78	to	$6.16	$1,348	— %	0.20%	to	0.90%	14.77%	to	13.97%
2024	296	$1.55	to	$5.40	$1,200	— %	0.20%	to	0.90%	23.28%	to	22.41%
2023	256	$1.26	to	$4.41	$1,030	— %	0.20%	to	0.90%	24.84%	to	23.97%
2022	220	$1.01	to	$3.56	$804	— %	0.20%	to	0.90%	2.87%(5)	to	(31.54)%
2021	245	$3.04	to	$5.20	$1,252	— %	0.30%	to	0.90%	16.06%	to	15.36%
Col VP Select Mid Cap Val, Cl 1
2025	306	$2.05	to	$2.05	$627	— %	0.00%	to	0.00%	14.18%	to	14.18%
2024	259	$1.80	to	$1.80	$465	— %	0.00%	to	0.00%	12.54%	to	12.54%
2023	182	$1.60	to	$1.60	$290	— %	0.00%	to	0.00%	10.30%	to	10.30%
2022	139	$1.45	to	$1.45	$201	— %	0.00%	to	0.00%	(9.44)%	to	(9.44)%
2021	41	$1.60	to	$1.60	$66	— %	0.00%	to	0.00%	32.33%	to	32.33%
Col VP Select Mid Cap Val, Cl 2
2025	52	$3.97	to	$3.97	$204	— %	0.00%	to	0.00%	13.87%	to	13.87%
2024	51	$3.48	to	$3.48	$179	— %	0.00%	to	0.00%	12.27%	to	12.27%
2023	51	$3.10	to	$3.10	$158	— %	0.00%	to	0.00%	10.05%	to	10.05%
2022	47	$2.82	to	$2.82	$133	— %	0.00%	to	0.00%	(9.66)%	to	(9.66)%
2021	39	$3.12	to	$3.12	$123	— %	0.00%	to	0.00%	31.97%	to	31.97%
Col VP Select Mid Cap Val, Cl 3
2025	334	$1.52	to	$3.86	$1,071	— %	0.20%	to	0.90%	13.78%	to	12.99%
2024	286	$1.34	to	$3.41	$989	— %	0.20%	to	0.90%	12.18%	to	11.40%
2023	250	$1.19	to	$3.06	$906	— %	0.20%	to	0.90%	9.96%	to	9.20%
2022	216	$1.08	to	$2.80	$800	— %	0.20%	to	0.90%	9.03%(5)	to	(10.37)%
2021	224	$2.35	to	$3.13	$938	— %	0.30%	to	0.90%	31.74%	to	30.95%
Col VP Select Sm Cap Val, Cl 1
2025	146	$1.69	to	$1.69	$247	— %	0.00%	to	0.00%	6.59%	to	6.59%
2024	105	$1.59	to	$1.59	$166	— %	0.00%	to	0.00%	13.93%	to	13.93%
2023	71	$1.39	to	$1.39	$99	— %	0.00%	to	0.00%	13.14%	to	13.14%
RiverSource of New York Account 8 ■ 171

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2022	47	$1.23	to	$1.23	$57	— %	0.00%	to	0.00%	(14.70)%	to	(14.70)%
2021	19	$1.44	to	$1.44	$27	— %	0.00%	to	0.00%	30.93%	to	30.93%
Col VP Select Sm Cap Val, Cl 2
2025	58	$3.37	to	$3.37	$196	— %	0.00%	to	0.00%	6.30%	to	6.30%
2024	54	$3.17	to	$3.17	$170	— %	0.00%	to	0.00%	13.66%	to	13.66%
2023	54	$2.79	to	$2.79	$150	— %	0.00%	to	0.00%	12.85%	to	12.85%
2022	50	$2.47	to	$2.47	$123	— %	0.00%	to	0.00%	(14.93)%	to	(14.93)%
2021	41	$2.90	to	$2.90	$119	— %	0.00%	to	0.00%	30.62%	to	30.62%
Col VP Select Sm Cap Val, Cl 3
2025	284	$1.43	to	$4.63	$1,107	— %	0.20%	to	0.90%	6.23%	to	5.49%
2024	275	$1.35	to	$4.39	$1,217	— %	0.20%	to	0.90%	13.58%	to	12.78%
2023	270	$1.19	to	$3.89	$1,118	— %	0.20%	to	0.90%	12.75%	to	11.97%
2022	254	$1.05	to	$3.48	$1,013	— %	0.20%	to	0.90%	5.87%(5)	to	(15.58)%
2021	267	$2.09	to	$4.12	$1,261	— %	0.30%	to	0.90%	30.41%	to	29.63%
Col VP Strategic Inc, Cl 1
2025	210	$1.27	to	$1.27	$267	4.77%	0.00%	to	0.00%	7.32%	to	7.32%
2024	172	$1.19	to	$1.19	$204	4.44%	0.00%	to	0.00%	4.70%	to	4.70%
2023	128	$1.13	to	$1.13	$145	3.67%	0.00%	to	0.00%	9.67%	to	9.67%
2022	92	$1.03	to	$1.03	$95	2.87%	0.00%	to	0.00%	(11.37)%	to	(11.37)%
2021	73	$1.17	to	$1.17	$85	5.75%	0.00%	to	0.00%	2.09%	to	2.09%
Col VP Strategic Inc, Cl 2
2025	178	$1.53	to	$1.53	$272	4.46%	0.00%	to	0.00%	7.16%	to	7.16%
2024	199	$1.42	to	$1.42	$284	4.73%	0.00%	to	0.00%	4.51%	to	4.51%
2023	132	$1.36	to	$1.36	$180	3.31%	0.00%	to	0.00%	9.20%	to	9.20%
2022	103	$1.25	to	$1.25	$128	2.45%	0.00%	to	0.00%	(11.52)%	to	(11.52)%
2021	110	$1.41	to	$1.41	$155	5.10%	0.00%	to	0.00%	1.63%	to	1.63%
Col VP US Govt Mtge, Cl 1
2025	24	$1.11	to	$1.11	$27	2.42%	0.00%	to	0.00%	9.19%	to	9.19%
2024	22	$1.01	to	$1.01	$22	3.67%	0.00%	to	0.00%	1.57%	to	1.57%
2023	17	$1.00	to	$1.00	$17	3.16%	0.00%	to	0.00%	5.70%	to	5.70%
2022	13	$0.94	to	$0.94	$12	2.52%	0.00%	to	0.00%	(14.14)%	to	(14.14)%
2021	6	$1.10	to	$1.10	$6	1.78%	0.00%	to	0.00%	(0.95)%	to	(0.95)%
Col VP US Govt Mtge, Cl 2
2025	13	$1.24	to	$1.24	$16	1.75%	0.00%	to	0.00%	8.83%	to	8.83%
2024	17	$1.14	to	$1.14	$19	3.11%	0.00%	to	0.00%	1.33%	to	1.33%
2023	17	$1.12	to	$1.12	$19	2.64%	0.00%	to	0.00%	5.43%	to	5.43%
2022	9	$1.06	to	$1.06	$10	2.03%	0.00%	to	0.00%	(14.32)%	to	(14.32)%
2021	5	$1.24	to	$1.24	$7	1.85%	0.00%	to	0.00%	(1.20)%	to	(1.20)%
Col VP US Govt Mtge, Cl 3
2025	947	$1.18	to	$1.41	$1,237	2.13%	0.20%	to	0.90%	8.84%	to	8.08%
2024	975	$1.09	to	$1.30	$1,184	3.24%	0.20%	to	0.90%	1.24%	to	0.53%
2023	982	$1.07	to	$1.29	$1,186	2.66%	0.20%	to	0.90%	5.35%	to	4.61%
2022	993	$1.02	to	$1.24	$1,145	2.02%	0.20%	to	0.90%	2.31%(5)	to	(15.03)%
2021	1,027	$1.26	to	$1.46	$1,391	1.95%	0.30%	to	0.90%	(1.36)%	to	(1.96)%
CS Commodity Return, Cl 1
2025	422	$1.06	to	$0.72	$423	4.06%	0.20%	to	0.90%	15.13%	to	14.32%
2024	415	$0.92	to	$0.63	$364	3.07%	0.20%	to	0.90%	4.62%	to	3.88%
2023	485	$0.88	to	$0.61	$406	20.79%	0.20%	to	0.90%	(9.30)%	to	(9.93)%
2022	538	$0.97	to	$0.68	$501	15.76%	0.20%	to	0.90%	(2.05)%(5)	to	14.99%
2021	491	$0.82	to	$0.59	$391	4.98%	0.30%	to	0.90%	27.52%	to	26.75%
CTIVP AC Div Bond, Cl 1
2025	42	$1.14	to	$1.14	$49	3.45%	0.00%	to	0.00%	7.48%	to	7.48%
2024	28	$1.07	to	$1.07	$30	4.02%	0.00%	to	0.00%	1.78%	to	1.78%
2023	30	$1.05	to	$1.05	$31	3.37%	0.00%	to	0.00%	5.59%	to	5.59%
 172 ■ RiverSource of New York Account 8

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2022	31	$0.99	to	$0.99	$30	3.72%	0.00%	to	0.00%	(15.29)%	to	(15.29)%
2021	8	$1.17	to	$1.17	$9	1.74%	0.00%	to	0.00%	0.45%	to	0.45%
CTIVP AC Div Bond, Cl 2
2025	21	$1.26	to	$1.26	$27	3.00%	0.00%	to	0.00%	7.24%	to	7.24%
2024	21	$1.18	to	$1.18	$24	3.80%	0.00%	to	0.00%	1.53%	to	1.53%
2023	16	$1.16	to	$1.16	$18	3.10%	0.00%	to	0.00%	5.33%	to	5.33%
2022	16	$1.10	to	$1.10	$17	2.92%	0.00%	to	0.00%	(15.51)%	to	(15.51)%
2021	14	$1.30	to	$1.30	$18	2.31%	0.00%	to	0.00%	0.29%	to	0.29%
CTIVP BR Gl Infl Prot Sec, Cl 1
2025	46	$1.07	to	$1.07	$49	3.75%	0.00%	to	0.00%	4.23%	to	4.23%
2024	47	$1.03	to	$1.03	$48	1.91%	0.00%	to	0.00%	(0.92)%	to	(0.92)%
2023	36	$1.04	to	$1.04	$38	9.56%	0.00%	to	0.00%	4.10%	to	4.10%
2022	58	$1.00	to	$1.00	$58	2.80%	0.00%	to	0.00%	(17.51)%	to	(17.51)%
2021	45	$1.21	to	$1.21	$54	0.66%	0.00%	to	0.00%	4.56%	to	4.56%
CTIVP BR Gl Infl Prot Sec, Cl 2
2025	18	$1.21	to	$1.21	$22	3.51%	0.00%	to	0.00%	3.84%	to	3.84%
2024	16	$1.17	to	$1.17	$19	1.83%	0.00%	to	0.00%	(1.20)%	to	(1.20)%
2023	14	$1.18	to	$1.18	$17	8.11%	0.00%	to	0.00%	3.89%	to	3.89%
2022	17	$1.14	to	$1.14	$19	4.47%	0.00%	to	0.00%	(17.69)%	to	(17.69)%
2021	15	$1.38	to	$1.38	$21	0.55%	0.00%	to	0.00%	4.43%	to	4.43%
CTIVP BR Gl Infl Prot Sec, Cl 3
2025	359	$1.10	to	$1.47	$488	3.51%	0.20%	to	0.90%	3.68%	to	2.95%
2024	385	$1.06	to	$1.43	$518	1.85%	0.20%	to	0.90%	(1.25)%	to	(1.95)%
2023	400	$1.07	to	$1.46	$555	8.72%	0.20%	to	0.90%	3.75%	to	3.02%
2022	421	$1.03	to	$1.41	$568	4.44%	0.20%	to	0.90%	5.32%(5)	to	(18.32)%
2021	437	$1.40	to	$1.73	$720	0.68%	0.30%	to	0.90%	4.17%	to	3.54%
CTIVP CenterSquare Real Est, Cl 1
2025	62	$1.46	to	$1.46	$90	2.89%	0.00%	to	0.00%	2.19%	to	2.19%
2024	57	$1.43	to	$1.43	$81	2.59%	0.00%	to	0.00%	10.34%	to	10.34%
2023	49	$1.29	to	$1.29	$64	2.17%	0.00%	to	0.00%	13.76%	to	13.76%
2022	38	$1.14	to	$1.14	$43	1.71%	0.00%	to	0.00%	(24.12)%	to	(24.12)%
2021	22	$1.50	to	$1.50	$33	1.38%	0.00%	to	0.00%	41.44%	to	41.44%
CTIVP CenterSquare Real Est, Cl 2
2025	96	$2.08	to	$2.08	$200	2.63%	0.00%	to	0.00%	2.11%	to	2.11%
2024	102	$2.04	to	$2.04	$208	2.48%	0.00%	to	0.00%	9.86%	to	9.86%
2023	115	$1.85	to	$1.85	$213	1.81%	0.00%	to	0.00%	13.56%	to	13.56%
2022	121	$1.63	to	$1.63	$197	1.33%	0.00%	to	0.00%	(24.33)%	to	(24.33)%
2021	116	$2.16	to	$2.16	$251	1.13%	0.00%	to	0.00%	41.20%	to	41.20%
CTIVP Prin Lg Cap Gro, Cl 1
2025	88	$2.55	to	$2.55	$224	— %	0.00%	to	0.00%	13.78%	to	13.78%
2024	74	$2.24	to	$2.24	$165	— %	0.00%	to	0.00%	21.42%	to	21.42%
2023	64	$1.84	to	$1.84	$119	— %	0.00%	to	0.00%	39.54%	to	39.54%
2022	55	$1.32	to	$1.32	$73	— %	0.00%	to	0.00%	(28.00)%	to	(28.00)%
2021	38	$1.84	to	$1.84	$70	— %	0.00%	to	0.00%	18.57%	to	18.57%
CTIVP Prin Lg Cap Gro, Cl 2
2025	20	$6.01	to	$6.01	$121	— %	0.00%	to	0.00%	13.49%	to	13.49%
2024	22	$5.30	to	$5.30	$117	— %	0.00%	to	0.00%	21.12%	to	21.12%
2023	18	$4.37	to	$4.37	$78	— %	0.00%	to	0.00%	39.21%	to	39.21%
2022	17	$3.14	to	$3.14	$54	— %	0.00%	to	0.00%	(28.19)%	to	(28.19)%
2021	18	$4.37	to	$4.37	$79	— %	0.00%	to	0.00%	18.28%	to	18.28%
CTIVP T Rowe Price LgCap Val, Cl 1
2025	186	$1.93	to	$1.93	$358	— %	0.00%	to	0.00%	12.40%	to	12.40%
2024	134	$1.71	to	$1.71	$229	— %	0.00%	to	0.00%	11.94%	to	11.94%
2023	122	$1.53	to	$1.53	$187	— %	0.00%	to	0.00%	9.59%	to	9.59%
RiverSource of New York Account 8 ■ 173

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2022	82	$1.40	to	$1.40	$115	— %	0.00%	to	0.00%	(4.96)%	to	(4.96)%
2021	70	$1.47	to	$1.47	$103	— %	0.00%	to	0.00%	25.29%	to	25.29%
CTIVP T Rowe Price LgCap Val, Cl 2
2025	57	$3.15	to	$3.15	$179	— %	0.00%	to	0.00%	12.12%	to	12.12%
2024	53	$2.81	to	$2.81	$150	— %	0.00%	to	0.00%	11.68%	to	11.68%
2023	52	$2.52	to	$2.52	$131	— %	0.00%	to	0.00%	9.28%	to	9.28%
2022	50	$2.31	to	$2.31	$114	— %	0.00%	to	0.00%	(5.17)%	to	(5.17)%
2021	40	$2.43	to	$2.43	$98	— %	0.00%	to	0.00%	24.98%	to	24.98%
CTIVP TCW Core Plus Bond, Cl 1
2025	81	$1.14	to	$1.14	$92	4.71%	0.00%	to	0.00%	7.55%	to	7.55%
2024	79	$1.06	to	$1.06	$83	3.96%	0.00%	to	0.00%	0.75%	to	0.75%
2023	83	$1.05	to	$1.05	$87	2.36%	0.00%	to	0.00%	5.92%	to	5.92%
2022	59	$0.99	to	$0.99	$58	1.16%	0.00%	to	0.00%	(14.19)%	to	(14.19)%
2021	46	$1.16	to	$1.16	$53	1.38%	0.00%	to	0.00%	(1.14)%	to	(1.14)%
CTIVP TCW Core Plus Bond, Cl 2
2025	37	$1.22	to	$1.22	$45	4.53%	0.00%	to	0.00%	7.19%	to	7.19%
2024	37	$1.14	to	$1.14	$42	3.90%	0.00%	to	0.00%	0.51%	to	0.51%
2023	36	$1.13	to	$1.13	$41	1.96%	0.00%	to	0.00%	5.54%	to	5.54%
2022	20	$1.07	to	$1.07	$21	0.87%	0.00%	to	0.00%	(14.31)%	to	(14.31)%
2021	21	$1.25	to	$1.25	$26	1.16%	0.00%	to	0.00%	(1.41)%	to	(1.41)%
CTIVP Vty Sycamore Estb Val, Cl 1
2025	469	$1.93	to	$1.93	$908	— %	0.00%	to	0.00%	2.27%	to	2.27%
2024	401	$1.89	to	$1.89	$758	— %	0.00%	to	0.00%	9.92%	to	9.92%
2023	322	$1.72	to	$1.72	$554	— %	0.00%	to	0.00%	9.92%	to	9.92%
2022	233	$1.57	to	$1.57	$365	— %	0.00%	to	0.00%	(2.75)%	to	(2.75)%
2021	91	$1.61	to	$1.61	$146	— %	0.00%	to	0.00%	31.90%	to	31.90%
CTIVP Vty Sycamore Estb Val, Cl 2
2025	116	$4.14	to	$4.14	$482	— %	0.00%	to	0.00%	2.00%	to	2.00%
2024	135	$4.06	to	$4.06	$549	— %	0.00%	to	0.00%	9.63%	to	9.63%
2023	144	$3.70	to	$3.70	$535	— %	0.00%	to	0.00%	9.67%	to	9.67%
2022	133	$3.37	to	$3.37	$447	— %	0.00%	to	0.00%	(3.00)%	to	(3.00)%
2021	128	$3.48	to	$3.48	$446	— %	0.00%	to	0.00%	31.55%	to	31.55%
CTIVP Vty Sycamore Estb Val, Cl 3
2025	307	$1.35	to	$4.52	$1,373	— %	0.20%	to	0.90%	1.92%	to	1.21%
2024	222	$1.32	to	$4.47	$1,113	— %	0.20%	to	0.90%	9.55%	to	8.78%
2023	271	$1.21	to	$4.11	$1,248	— %	0.20%	to	0.90%	9.59%	to	8.83%
2022	256	$1.10	to	$3.78	$1,135	— %	0.20%	to	0.90%	10.35%(5)	to	(3.75)%
2021	273	$2.76	to	$3.92	$1,267	— %	0.30%	to	0.90%	31.35%	to	30.57%
CTIVP Wellington Lg Cap Val, Cl 1
2025	426	$2.05	to	$2.05	$873	— %	0.00%	to	0.00%	19.92%	to	19.92%
2024	313	$1.71	to	$1.71	$534	— %	0.00%	to	0.00%	11.71%	to	11.71%
2023	136	$1.53	to	$1.53	$208	— %	0.00%	to	0.00%	8.04%	to	8.04%
2022	90	$1.41	to	$1.41	$127	— %	0.00%	to	0.00%	(6.10)%	to	(6.10)%
2021	43	$1.51	to	$1.51	$64	— %	0.00%	to	0.00%	25.43%	to	25.43%
CTIVP Wellington Lg Cap Val, Cl 2
2025	91	$3.95	to	$3.95	$358	— %	0.00%	to	0.00%	19.61%	to	19.61%
2024	87	$3.30	to	$3.30	$286	— %	0.00%	to	0.00%	11.44%	to	11.44%
2023	85	$2.96	to	$2.96	$252	— %	0.00%	to	0.00%	7.77%	to	7.77%
2022	69	$2.75	to	$2.75	$191	— %	0.00%	to	0.00%	(6.36)%	to	(6.36)%
2021	67	$2.94	to	$2.94	$196	— %	0.00%	to	0.00%	25.11%	to	25.11%
CTIVP Westfield Mid Cap Gro, Cl 1
2025	74	$2.17	to	$2.17	$160	— %	0.00%	to	0.00%	10.39%	to	10.39%
2024	61	$1.97	to	$1.97	$121	— %	0.00%	to	0.00%	17.49%	to	17.49%
2023	49	$1.68	to	$1.68	$82	— %	0.00%	to	0.00%	25.48%	to	25.48%
 174 ■ RiverSource of New York Account 8

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2022	38	$1.34	to	$1.34	$50	— %	0.00%	to	0.00%	(25.60)%	to	(25.60)%
2021	8	$1.80	to	$1.80	$14	— %	0.00%	to	0.00%	16.72%	to	16.72%
CTIVP Westfield Mid Cap Gro, Cl 2
2025	16	$4.16	to	$4.16	$67	— %	0.00%	to	0.00%	10.12%	to	10.12%
2024	24	$3.78	to	$3.78	$90	— %	0.00%	to	0.00%	17.19%	to	17.19%
2023	22	$3.23	to	$3.23	$70	— %	0.00%	to	0.00%	25.17%	to	25.17%
2022	21	$2.58	to	$2.58	$55	— %	0.00%	to	0.00%	(25.79)%	to	(25.79)%
2021	23	$3.47	to	$3.47	$81	— %	0.00%	to	0.00%	16.41%	to	16.41%
CTIVP Westfield Sel Lg Cp Gr, Cl 1
2025	124	$2.17	to	$2.17	$270	— %	0.00%	to	0.00%	17.27%	to	17.27%
2024	117	$1.85	to	$1.85	$215	— %	0.00%	to	0.00%	27.50%	to	27.50%
2023	104	$1.45	to	$1.45	$151	— %	0.00%	to	0.00%	31.00%	to	31.00%
2022	85	$1.11	to	$1.11	$94	— %	0.00%	to	0.00%	(41.07)%	to	(41.07)%
2021	16	$1.88	to	$1.88	$31	— %	0.00%	to	0.00%	(4.11)%	to	(4.11)%
CTIVP Westfield Sel Lg Cp Gr, Cl 2
2025	16	$4.99	to	$4.99	$79	— %	0.00%	to	0.00%	16.98%	to	16.98%
2024	16	$4.27	to	$4.27	$67	— %	0.00%	to	0.00%	27.15%	to	27.15%
2023	21	$3.35	to	$3.35	$71	— %	0.00%	to	0.00%	30.62%	to	30.62%
2022	20	$2.57	to	$2.57	$51	— %	0.00%	to	0.00%	(41.21)%	to	(41.21)%
2021	21	$4.37	to	$4.37	$90	— %	0.00%	to	0.00%	(4.35)%	to	(4.35)%
CVT EAFE Intl Index, Cl F
2025	12	$1.55	to	$1.55	$19	2.48%	0.00%	to	0.00%	30.64%	to	30.64%
2024	15	$1.19	to	$1.19	$18	2.91%	0.00%	to	0.00%	2.95%	to	2.95%
2023	1	$1.15	to	$1.15	$2	3.12%	0.00%	to	0.00%	17.53%	to	17.53%
2022	—	$0.98	to	$0.98	$0	5.68%	0.00%	to	0.00%	(1.64)%(7)	to	(1.64)%(7)
CVT EAFE Intl Index, Cl I
2025	310	$1.56	to	$1.56	$484	2.66%	0.00%	to	0.00%	30.90%	to	30.90%
2024	142	$1.19	to	$1.19	$169	3.17%	0.00%	to	0.00%	3.14%	to	3.14%
2023	88	$1.16	to	$1.16	$102	3.20%	0.00%	to	0.00%	17.77%	to	17.77%
2022	38	$0.98	to	$0.98	$38	5.16%	0.00%	to	0.00%	(1.51)%(7)	to	(1.51)%(7)
CVT Nasdaq 100 Index, Cl F
2025	50	$1.97	to	$1.97	$100	0.30%	0.00%	to	0.00%	20.10%	to	20.10%
2024	40	$1.64	to	$1.64	$66	0.39%	0.00%	to	0.00%	24.89%	to	24.89%
2023	15	$1.31	to	$1.31	$19	0.57%	0.00%	to	0.00%	54.02%	to	54.02%
2022	—	$0.85	to	$0.85	$0	0.31%	0.00%	to	0.00%	(16.12)%(7)	to	(16.12)%(7)
CVT Nasdaq 100 Index, Cl I
2025	350	$1.99	to	$1.99	$695	0.30%	0.00%	to	0.00%	20.39%	to	20.39%
2024	218	$1.65	to	$1.65	$361	0.42%	0.00%	to	0.00%	25.21%	to	25.21%
2023	83	$1.32	to	$1.32	$109	0.46%	0.00%	to	0.00%	54.40%	to	54.40%
2022	6	$0.85	to	$0.85	$5	0.42%	0.00%	to	0.00%	(15.98)%(7)	to	(15.98)%(7)
CVT Russ 2000 Sm Cap Ind, Cl F
2025	15	$1.38	to	$1.38	$20	1.67%	0.00%	to	0.00%	12.23%	to	12.23%
2024	14	$1.23	to	$1.23	$17	1.48%	0.00%	to	0.00%	11.00%	to	11.00%
2023	—	$1.11	to	$1.11	$0	0.90%	0.00%	to	0.00%	16.36%	to	16.36%
2022	—	$0.95	to	$0.95	$0	1.32%	0.00%	to	0.00%	(5.66)%(7)	to	(5.66)%(7)
CVT Russ 2000 Sm Cap Ind, Cl I
2025	190	$1.39	to	$1.39	$264	1.54%	0.00%	to	0.00%	12.45%	to	12.45%
2024	70	$1.24	to	$1.24	$87	1.57%	0.00%	to	0.00%	11.23%	to	11.23%
2023	20	$1.11	to	$1.11	$22	1.44%	0.00%	to	0.00%	16.60%	to	16.60%
2022	—	$0.95	to	$0.95	$0	1.31%	0.00%	to	0.00%	(5.55)%(7)	to	(5.55)%(7)
DWS Alt Asset Alloc VIP, Cl A
2025	175	$1.46	to	$1.46	$257	3.76%	0.00%	to	0.00%	10.50%	to	10.50%
2024	102	$1.33	to	$1.33	$135	2.36%	0.00%	to	0.00%	5.64%	to	5.64%
2023	22	$1.25	to	$1.25	$27	5.79%	0.00%	to	0.00%	6.19%	to	6.19%
RiverSource of New York Account 8 ■ 175

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2022	10	$1.18	to	$1.18	$12	3.95%	0.00%	to	0.00%	(7.42)%	to	(7.42)%
2021	1	$1.28	to	$1.28	$2	1.99%	0.00%	to	0.00%	12.74%	to	12.74%
DWS Alt Asset Alloc VIP, Cl B
2025	274	$1.52	to	$1.29	$398	3.46%	0.00%	to	0.90%	10.03%	to	9.05%
2024	228	$1.38	to	$1.18	$308	3.18%	0.00%	to	0.90%	5.30%	to	4.35%
2023	202	$1.31	to	$1.13	$261	6.38%	0.00%	to	0.90%	5.67%	to	4.73%
2022	207	$1.24	to	$1.08	$252	6.92%	0.00%	to	0.90%	(7.74)%	to	(8.57)%
2021	202	$1.35	to	$1.18	$265	1.64%	0.00%	to	0.90%	12.35%	to	11.34%
EV VT Floating-Rate Inc, Init Cl
2025	782	$1.26	to	$1.68	$1,282	6.74%	0.20%	to	0.90%	3.76%	to	3.04%
2024	889	$1.21	to	$1.63	$1,456	7.78%	0.20%	to	0.90%	7.42%	to	6.67%
2023	883	$1.13	to	$1.53	$1,426	8.20%	0.20%	to	0.90%	10.99%	to	10.22%
2022	889	$1.02	to	$1.39	$1,301	4.64%	0.20%	to	0.90%	1.54%(5)	to	(3.61)%
2021	827	$1.25	to	$1.44	$1,253	2.90%	0.30%	to	0.90%	3.32%	to	2.70%
EV VT Floating-Rate Inc, Inst Cl
2025(8)	4	$1.13	to	$1.13	$7	7.24%	0.00%	to	0.00%	4.52%	to	4.52%
2024(8)	4	$1.08	to	$1.08	$6	8.21%	0.00%	to	0.00%	7.99%(6)	to	7.99%(6)
Fid VIP Contrafund, Init Cl
2025	1,020	$3.11	to	$3.11	$3,175	0.16%	0.00%	to	0.00%	21.48%	to	21.48%
2024	785	$2.56	to	$2.56	$2,012	0.23%	0.00%	to	0.00%	33.79%	to	33.79%
2023	367	$1.92	to	$1.92	$703	0.53%	0.00%	to	0.00%	33.45%	to	33.45%
2022	285	$1.44	to	$1.44	$409	0.74%	0.00%	to	0.00%	(26.31)%	to	(26.31)%
2021	151	$1.95	to	$1.95	$295	0.04%	0.00%	to	0.00%	27.83%	to	27.83%
Fid VIP Contrafund, Serv Cl 2
2025	1,608	$6.13	to	$5.84	$9,874	— %	0.00%	to	0.90%	21.19%	to	20.11%
2024	1,385	$5.06	to	$4.86	$7,880	0.03%	0.00%	to	0.90%	33.45%	to	32.25%
2023	1,340	$3.79	to	$3.68	$5,897	0.26%	0.00%	to	0.90%	33.12%	to	31.93%
2022	1,450	$2.85	to	$2.79	$4,762	0.26%	0.00%	to	0.90%	(26.49)%	to	(27.14)%
2021	1,514	$3.87	to	$3.83	$6,736	0.03%	0.00%	to	0.90%	27.51%	to	26.37%
Fid VIP Emer Mkts, Init Cl
2025	36	$1.60	to	$1.60	$58	2.61%	0.00%	to	0.00%	41.21%	to	41.21%
2024	3	$1.13	to	$1.13	$3	2.69%	0.00%	to	0.00%	16.19%(6)	to	16.19%(6)
Fid VIP Energy, Init Cl
2025	2	$1.17	to	$1.17	$3	2.75%	0.00%	to	0.00%	10.59%	to	10.59%
2024	1	$1.06	to	$1.06	$1	4.44%	0.00%	to	0.00%	8.33%(6)	to	8.33%(6)
Fid VIP Gro & Inc, Serv Cl
2025	813	$9.28	to	$5.66	$5,969	1.47%	0.45%	to	0.90%	20.84%	to	20.30%
2024	855	$7.68	to	$4.71	$5,240	1.37%	0.45%	to	0.90%	21.58%	to	21.04%
2023	906	$6.32	to	$3.89	$4,579	1.56%	0.45%	to	0.90%	18.05%	to	17.52%
2022	1,035	$5.35	to	$3.31	$4,385	1.57%	0.45%	to	0.90%	(5.45)%	to	(5.87)%
2021	1,114	$5.66	to	$3.52	$4,961	2.34%	0.45%	to	0.90%	25.20%	to	24.64%
Fid VIP Gro & Inc, Serv Cl 2
2025	913	$1.90	to	$6.50	$3,026	1.40%	0.20%	to	0.90%	20.97%	to	20.12%
2024	853	$1.57	to	$5.41	$2,453	1.23%	0.20%	to	0.90%	21.71%	to	20.85%
2023	866	$1.29	to	$4.48	$2,266	1.51%	0.20%	to	0.90%	18.13%	to	17.32%
2022	875	$1.09	to	$3.82	$1,993	1.52%	0.20%	to	0.90%	10.16%(5)	to	(6.02)%
2021	876	$2.43	to	$4.06	$2,112	2.23%	0.30%	to	0.90%	25.26%	to	24.51%
Fid VIP Gro Opp, Init Cl
2025	57	$1.69	to	$1.69	$95	— %	0.00%	to	0.00%	21.95%	to	21.95%
2024	71	$1.38	to	$1.38	$99	— %	0.00%	to	0.00%	38.63%(6)	to	38.63%(6)
Fid VIP Invest Gr, Init Cl
2025	50	$1.09	to	$1.09	$55	3.73%	0.00%	to	0.00%	7.22%	to	7.22%
2024	36	$1.02	to	$1.02	$37	7.08%	0.00%	to	0.00%	2.61%(6)	to	2.61%(6)
 176 ■ RiverSource of New York Account 8

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
Fid VIP Mid Cap, Init Cl
2025	703	$2.04	to	$2.04	$1,435	0.50%	0.00%	to	0.00%	11.75%	to	11.75%
2024	476	$1.83	to	$1.83	$870	0.70%	0.00%	to	0.00%	17.49%	to	17.49%
2023	279	$1.55	to	$1.55	$434	0.64%	0.00%	to	0.00%	15.08%	to	15.08%
2022	242	$1.35	to	$1.35	$327	0.71%	0.00%	to	0.00%	(14.74)%	to	(14.74)%
2021	119	$1.58	to	$1.58	$189	0.79%	0.00%	to	0.00%	25.60%	to	25.60%
Fid VIP Mid Cap, Serv Cl
2025	862	$6.97	to	$8.23	$6,494	0.37%	0.45%	to	0.90%	11.16%	to	10.66%
2024	916	$6.27	to	$7.44	$6,223	0.47%	0.45%	to	0.90%	16.82%	to	16.30%
2023	974	$5.37	to	$6.40	$5,693	0.51%	0.45%	to	0.90%	14.49%	to	13.98%
2022	1,062	$4.69	to	$5.61	$5,429	0.40%	0.45%	to	0.90%	(15.24)%	to	(15.62)%
2021	1,134	$5.53	to	$6.65	$6,880	0.51%	0.45%	to	0.90%	24.94%	to	24.38%
Fid VIP Mid Cap, Serv Cl 2
2025	2,292	$3.82	to	$7.76	$6,358	0.25%	0.00%	to	0.90%	11.49%	to	10.49%
2024	2,223	$3.43	to	$7.02	$5,802	0.34%	0.00%	to	0.90%	17.18%	to	16.12%
2023	2,434	$2.92	to	$6.05	$5,572	0.38%	0.00%	to	0.90%	14.80%	to	13.78%
2022	2,546	$2.55	to	$5.31	$5,126	0.27%	0.00%	to	0.90%	(14.97)%	to	(15.73)%
2021	2,636	$3.00	to	$6.30	$6,271	0.37%	0.00%	to	0.90%	25.31%	to	24.18%
Fid VIP Overseas, Serv Cl
2025	580	$3.97	to	$2.72	$1,856	1.56%	0.45%	to	0.90%	19.74%	to	19.20%
2024	596	$3.31	to	$2.28	$1,589	1.60%	0.45%	to	0.90%	4.48%	to	4.01%
2023	570	$3.17	to	$2.19	$1,471	0.94%	0.45%	to	0.90%	19.87%	to	19.33%
2022	605	$2.65	to	$1.84	$1,301	0.95%	0.45%	to	0.90%	(24.92)%	to	(25.26)%
2021	644	$3.52	to	$2.46	$1,833	0.44%	0.45%	to	0.90%	19.04%	to	18.50%
Fid VIP Overseas, Serv Cl 2
2025	658	$1.72	to	$3.77	$1,389	1.40%	0.20%	to	0.90%	19.81%	to	18.97%
2024	693	$1.43	to	$3.17	$1,237	1.37%	0.20%	to	0.90%	4.60%	to	3.86%
2023	708	$1.37	to	$3.05	$1,224	0.83%	0.20%	to	0.90%	19.98%	to	19.15%
2022	682	$1.14	to	$2.56	$984	0.86%	0.20%	to	0.90%	15.16%(5)	to	(25.36)%
2021	682	$1.94	to	$3.43	$1,312	0.34%	0.30%	to	0.90%	19.03%	to	18.32%
Fid VIP Strategic Inc, Init Cl
2025	425	$1.33	to	$1.33	$566	4.02%	0.00%	to	0.00%	8.85%	to	8.85%
2024	492	$1.22	to	$1.22	$602	4.52%	0.00%	to	0.00%	6.08%	to	6.08%
2023	312	$1.15	to	$1.15	$359	5.34%	0.00%	to	0.00%	9.41%	to	9.41%
2022	178	$1.05	to	$1.05	$188	4.92%	0.00%	to	0.00%	(11.26)%	to	(11.26)%
2021	97	$1.19	to	$1.19	$115	5.17%	0.00%	to	0.00%	3.74%	to	3.74%
Fid VIP Strategic Inc, Serv Cl 2
2025	43	$1.58	to	$1.58	$67	4.28%	0.00%	to	0.00%	8.58%	to	8.58%
2024	16	$1.45	to	$1.45	$23	3.33%	0.00%	to	0.00%	5.78%	to	5.78%
2023	17	$1.37	to	$1.37	$23	4.57%	0.00%	to	0.00%	9.18%	to	9.18%
2022	15	$1.26	to	$1.26	$19	1.96%	0.00%	to	0.00%	(11.52)%	to	(11.52)%
2021	27	$1.42	to	$1.42	$38	2.59%	0.00%	to	0.00%	3.53%	to	3.53%
Frank Global Real Est, Cl 2
2025	853	$1.30	to	$2.93	$1,845	1.40%	0.20%	to	0.90%	7.71%	to	6.96%
2024	836	$1.21	to	$2.74	$1,802	1.85%	0.20%	to	0.90%	(0.52)%	to	(1.22)%
2023	890	$1.21	to	$2.77	$2,039	2.92%	0.20%	to	0.90%	11.21%	to	10.44%
2022	920	$1.09	to	$2.51	$1,957	2.39%	0.20%	to	0.90%	10.23%(5)	to	(26.72)%
2021	940	$1.72	to	$3.43	$2,744	0.89%	0.30%	to	0.90%	26.41%	to	25.66%
Frank Inc, Cl 1
2025	78	$1.59	to	$1.59	$124	4.76%	0.00%	to	0.00%	12.88%	to	12.88%
2024	43	$1.41	to	$1.41	$61	5.08%	0.00%	to	0.00%	7.46%	to	7.46%
2023	36	$1.31	to	$1.31	$47	5.34%	0.00%	to	0.00%	8.87%	to	8.87%
2022	8	$1.21	to	$1.21	$9	3.30%	0.00%	to	0.00%	(5.24)%	to	(5.24)%
2021	2	$1.27	to	$1.27	$3	0.60%	0.00%	to	0.00%	17.01%	to	17.01%
RiverSource of New York Account 8 ■ 177

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
Frank Inc, Cl 2
2025	295	$2.07	to	$1.63	$510	5.10%	0.00%	to	0.90%	12.56%	to	11.55%
2024	313	$1.84	to	$1.46	$478	5.29%	0.00%	to	0.90%	7.20%	to	6.24%
2023	310	$1.71	to	$1.38	$446	5.15%	0.00%	to	0.90%	8.62%	to	7.65%
2022	284	$1.58	to	$1.28	$375	4.85%	0.00%	to	0.90%	(5.47)%	to	(6.32)%
2021	254	$1.67	to	$1.37	$361	4.67%	0.00%	to	0.90%	16.75%	to	15.71%
Frank Mutual Shares, Cl 1
2025	23	$1.66	to	$1.66	$38	2.41%	0.00%	to	0.00%	11.81%	to	11.81%
2024	21	$1.49	to	$1.49	$31	2.34%	0.00%	to	0.00%	11.50%	to	11.50%
2023	19	$1.34	to	$1.34	$25	2.04%	0.00%	to	0.00%	13.73%	to	13.73%
2022	15	$1.17	to	$1.17	$18	2.59%	0.00%	to	0.00%	(7.15)%	to	(7.15)%
2021	12	$1.26	to	$1.26	$15	3.03%	0.00%	to	0.00%	19.52%	to	19.52%
Frank Mutual Shares, Cl 2
2025	687	$2.69	to	$3.76	$1,958	2.07%	0.00%	to	0.90%	11.52%	to	10.52%
2024	577	$2.41	to	$3.40	$1,752	1.98%	0.00%	to	0.90%	11.27%	to	10.27%
2023	593	$2.17	to	$3.08	$1,693	1.84%	0.00%	to	0.90%	13.46%	to	12.45%
2022	679	$1.91	to	$2.74	$1,662	1.86%	0.00%	to	0.90%	(7.43)%	to	(8.26)%
2021	690	$2.06	to	$2.99	$1,850	2.89%	0.00%	to	0.90%	19.17%	to	18.10%
Frank Sm Cap Val, Cl 1
2025	208	$1.79	to	$1.79	$373	1.21%	0.00%	to	0.00%	7.90%	to	7.90%
2024	149	$1.66	to	$1.66	$247	1.10%	0.00%	to	0.00%	12.01%	to	12.01%
2023	143	$1.48	to	$1.48	$212	0.72%	0.00%	to	0.00%	13.02%	to	13.02%
2022	82	$1.31	to	$1.31	$108	1.20%	0.00%	to	0.00%	(9.82)%	to	(9.82)%
2021	33	$1.45	to	$1.45	$47	1.10%	0.00%	to	0.00%	25.67%	to	25.67%
Frank Sm Cap Val, Cl 2
2025	796	$3.44	to	$7.40	$3,063	1.08%	0.00%	to	0.90%	7.65%	to	6.69%
2024	708	$3.19	to	$6.93	$2,972	0.93%	0.00%	to	0.90%	11.71%	to	10.70%
2023	679	$2.86	to	$6.26	$2,856	0.52%	0.00%	to	0.90%	12.75%	to	11.74%
2022	661	$2.54	to	$5.60	$2,614	0.98%	0.00%	to	0.90%	(10.06)%	to	(10.87)%
2021	692	$2.82	to	$6.29	$3,092	1.00%	0.00%	to	0.90%	25.37%	to	24.24%
GS VIT Mid Cap Val, Inst
2025	1,479	$1.47	to	$8.30	$6,523	1.19%	0.20%	to	0.90%	9.18%	to	8.41%
2024	1,354	$1.34	to	$7.66	$6,331	1.00%	0.20%	to	0.90%	12.17%	to	11.39%
2023	1,275	$1.20	to	$6.87	$6,093	1.01%	0.20%	to	0.90%	11.20%	to	10.42%
2022	1,381	$1.08	to	$6.23	$5,910	0.68%	0.20%	to	0.90%	8.14%(5)	to	(10.79)%
2021	1,440	$2.27	to	$6.98	$6,993	0.48%	0.30%	to	0.90%	30.56%	to	29.78%
GS VIT Sm Cap Eq Insights, Inst
2025	60	$7.88	to	$5.88	$437	0.74%	0.45%	to	0.90%	15.62%	to	15.10%
2024	73	$6.82	to	$5.11	$446	0.72%	0.45%	to	0.90%	18.51%	to	17.98%
2023	110	$5.75	to	$4.33	$552	1.04%	0.45%	to	0.90%	18.74%	to	18.21%
2022	111	$4.85	to	$3.67	$467	0.32%	0.45%	to	0.90%	(19.74)%	to	(20.10)%
2021	114	$6.04	to	$4.59	$602	0.46%	0.45%	to	0.90%	23.23%	to	22.68%
GS VIT U.S. Eq Insights, Inst
2025	584	$1.91	to	$5.46	$3,309	0.70%	0.20%	to	0.90%	15.52%	to	14.71%
2024	537	$1.66	to	$4.76	$3,151	0.62%	0.20%	to	0.90%	28.07%	to	27.17%
2023	630	$1.29	to	$3.75	$2,924	0.70%	0.20%	to	0.90%	23.57%	to	22.70%
2022	594	$1.05	to	$3.05	$2,456	0.82%	0.20%	to	0.90%	5.39%(5)	to	(20.46)%
2021	632	$3.08	to	$3.84	$3,232	0.81%	0.30%	to	0.90%	29.02%	to	28.25%
Invesco VI Am Fran, Ser I
2025	139	$5.85	to	$5.50	$786	— %	0.45%	to	0.90%	11.16%	to	10.66%
2024	151	$5.26	to	$4.97	$773	— %	0.45%	to	0.90%	34.28%	to	33.67%
2023	164	$3.92	to	$3.72	$629	— %	0.45%	to	0.90%	40.30%	to	39.67%
2022	183	$2.79	to	$2.66	$502	— %	0.45%	to	0.90%	(31.42)%	to	(31.73)%
2021	194	$4.07	to	$3.90	$777	— %	0.45%	to	0.90%	11.42%	to	10.92%
 178 ■ RiverSource of New York Account 8

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
Invesco VI Am Fran, Ser II
2025	288	$2.11	to	$5.32	$1,264	— %	0.20%	to	0.90%	11.16%	to	10.39%
2024	286	$1.89	to	$4.82	$1,175	— %	0.20%	to	0.90%	34.29%	to	33.35%
2023	319	$1.41	to	$3.61	$995	— %	0.20%	to	0.90%	40.32%	to	39.34%
2022	309	$1.01	to	$2.59	$729	— %	0.20%	to	0.90%	1.87%(5)	to	(31.91)%
2021	306	$3.48	to	$3.81	$1,053	— %	0.30%	to	0.90%	11.31%	to	10.65%
Invesco VI Bal Risk Alloc, Ser I
2025	34	$1.35	to	$1.35	$46	7.51%	0.00%	to	0.00%	9.01%	to	9.01%
2024	29	$1.24	to	$1.24	$36	6.37%	0.00%	to	0.00%	3.88%	to	3.88%
2023	25	$1.19	to	$1.19	$29	— %	0.00%	to	0.00%	6.63%	to	6.63%
2022	18	$1.12	to	$1.12	$20	8.24%	0.00%	to	0.00%	(14.35)%	to	(14.35)%
2021	14	$1.30	to	$1.30	$19	3.60%	0.00%	to	0.00%	9.55%	to	9.55%
Invesco VI Bal Risk Alloc, Ser II
2025	212	$1.64	to	$1.40	$319	7.00%	0.00%	to	0.90%	8.69%	to	7.72%
2024	201	$1.51	to	$1.30	$280	6.08%	0.00%	to	0.90%	3.56%	to	2.63%
2023	189	$1.45	to	$1.27	$253	— %	0.00%	to	0.90%	6.40%	to	5.45%
2022	202	$1.37	to	$1.20	$253	7.29%	0.00%	to	0.90%	(14.52)%	to	(15.28)%
2021	219	$1.60	to	$1.42	$322	3.01%	0.00%	to	0.90%	9.26%	to	8.28%
Invesco VI Comstock, Ser II
2025	152	$1.66	to	$3.61	$622	1.47%	0.20%	to	0.90%	16.91%	to	16.09%
2024	136	$1.42	to	$3.11	$533	1.70%	0.20%	to	0.90%	14.64%	to	13.83%
2023	113	$1.24	to	$2.73	$391	1.59%	0.20%	to	0.90%	11.87%	to	11.09%
2022	124	$1.11	to	$2.46	$400	1.28%	0.20%	to	0.90%	11.38%(5)	to	(0.06)%
2021	135	$2.14	to	$2.46	$441	1.75%	0.30%	to	0.90%	32.65%	to	31.85%
Invesco VI Core Eq, Ser I
2025	1,706	$6.40	to	$7.44	$12,480	0.65%	0.45%	to	0.90%	15.65%	to	15.13%
2024	1,889	$5.54	to	$6.47	$11,978	0.69%	0.45%	to	0.90%	25.04%	to	24.48%
2023	2,031	$4.43	to	$5.19	$10,346	0.74%	0.45%	to	0.90%	22.81%	to	22.26%
2022	2,133	$3.60	to	$4.25	$8,886	0.91%	0.45%	to	0.90%	(20.90)%	to	(21.26)%
2021	2,248	$4.56	to	$5.40	$11,888	0.66%	0.45%	to	0.90%	27.17%	to	26.59%
Invesco VI Dis Mid Cap Gro, Ser I
2025	574	$1.46	to	$1.74	$1,010	— %	0.20%	to	0.90%	4.58%	to	3.85%
2024	572	$1.40	to	$1.68	$976	— %	0.20%	to	0.90%	23.98%	to	23.11%
2023	637	$1.13	to	$1.36	$881	— %	0.20%	to	0.90%	12.93%	to	12.14%
2022	568	$1.00	to	$1.22	$698	— %	0.20%	to	0.90%	1.14%(5)	to	(31.60)%
2021	647	$1.80	to	$1.78	$1,157	— %	0.30%	to	0.90%	18.74%	to	18.03%
Invesco VI Div Divd, Ser I
2025	311	$1.55	to	$3.49	$1,077	1.64%	0.20%	to	0.90%	15.51%	to	14.70%
2024	376	$1.35	to	$3.05	$1,107	1.76%	0.20%	to	0.90%	12.99%	to	12.20%
2023	449	$1.19	to	$2.71	$1,167	2.07%	0.20%	to	0.90%	8.82%	to	8.07%
2022	444	$1.09	to	$2.51	$1,101	1.94%	0.20%	to	0.90%	10.06%(5)	to	(2.56)%
2021	473	$2.05	to	$2.58	$1,171	2.15%	0.30%	to	0.90%	18.54%	to	17.83%
Invesco VI EQV Intl Eq, Ser II
2025	397	$1.52	to	$1.76	$1,009	1.09%	0.20%	to	0.90%	16.00%	to	15.19%
2024	464	$1.31	to	$1.53	$1,066	1.52%	0.20%	to	0.90%	0.14%	to	(0.56)%
2023	477	$1.31	to	$1.54	$1,110	— %	0.20%	to	0.90%	17.63%	to	16.81%
2022	501	$1.11	to	$1.32	$989	1.44%	0.20%	to	0.90%	12.44%(5)	to	(19.23)%
2021	521	$1.68	to	$1.63	$1,253	1.05%	0.30%	to	0.90%	5.29%	to	4.66%
Invesco VI Gbl Strat Inc, Ser I
2025	49	$1.19	to	$1.19	$59	6.30%	0.00%	to	0.00%	12.98%	to	12.98%
2024	42	$1.05	to	$1.05	$45	3.56%	0.00%	to	0.00%	3.16%	to	3.16%
2023	30	$1.02	to	$1.02	$31	— %	0.00%	to	0.00%	8.88%	to	8.88%
2022	18	$0.94	to	$0.94	$17	— %	0.00%	to	0.00%	(11.46)%	to	(11.46)%
2021	5	$1.06	to	$1.06	$5	6.56%	0.00%	to	0.00%	(3.41)%	to	(3.41)%
RiverSource of New York Account 8 ■ 179

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
Invesco VI Gbl Strat Inc, Ser II
2025	1,023	$1.33	to	$1.67	$1,669	5.47%	0.00%	to	0.90%	12.75%	to	11.74%
2024	949	$1.18	to	$1.49	$1,441	2.64%	0.00%	to	0.90%	2.79%	to	1.86%
2023	1,128	$1.14	to	$1.46	$1,625	— %	0.00%	to	0.90%	8.60%	to	7.63%
2022	1,140	$1.05	to	$1.36	$1,533	— %	0.00%	to	0.90%	(11.71)%	to	(12.51)%
2021	1,155	$1.19	to	$1.55	$1,772	4.30%	0.00%	to	0.90%	(3.56)%	to	(4.43)%
Invesco VI Global, Ser I
2025	373	$2.09	to	$2.09	$780	— %	0.00%	to	0.00%	15.32%	to	15.32%
2024	316	$1.82	to	$1.82	$574	— %	0.00%	to	0.00%	16.07%	to	16.07%
2023	319	$1.56	to	$1.56	$499	0.28%	0.00%	to	0.00%	34.74%	to	34.74%
2022	160	$1.16	to	$1.16	$185	— %	0.00%	to	0.00%	(31.76)%	to	(31.76)%
2021	47	$1.70	to	$1.70	$80	— %	0.00%	to	0.00%	15.49%	to	15.49%
Invesco VI Global, Ser II
2025	421	$3.89	to	$3.77	$1,901	— %	0.00%	to	0.90%	15.01%	to	13.98%
2024	409	$3.39	to	$3.31	$1,723	— %	0.00%	to	0.90%	15.78%	to	14.74%
2023	513	$2.92	to	$2.89	$1,823	— %	0.00%	to	0.90%	34.45%	to	33.25%
2022	520	$2.17	to	$2.17	$1,384	— %	0.00%	to	0.90%	(31.94)%	to	(32.55)%
2021	550	$3.20	to	$3.21	$2,195	— %	0.00%	to	0.90%	15.17%	to	14.14%
Invesco VI Mn St Sm Cap, Ser I
2025	339	$1.93	to	$1.93	$653	0.49%	0.00%	to	0.00%	8.70%	to	8.70%
2024	257	$1.77	to	$1.77	$455	— %	0.00%	to	0.00%	12.68%	to	12.68%
2023	161	$1.57	to	$1.57	$253	1.24%	0.00%	to	0.00%	18.13%	to	18.13%
2022	133	$1.33	to	$1.33	$177	0.60%	0.00%	to	0.00%	(15.83)%	to	(15.83)%
2021	82	$1.58	to	$1.58	$130	0.47%	0.00%	to	0.00%	22.55%	to	22.55%
Invesco VI Mn St Sm Cap, Ser II
2025	510	$4.06	to	$3.92	$2,144	0.24%	0.00%	to	0.90%	8.44%	to	7.47%
2024	508	$3.75	to	$3.65	$1,999	— %	0.00%	to	0.90%	12.41%	to	11.39%
2023	497	$3.33	to	$3.28	$1,803	0.95%	0.00%	to	0.90%	17.82%	to	16.77%
2022	490	$2.83	to	$2.81	$1,561	0.26%	0.00%	to	0.90%	(16.04)%	to	(16.79)%
2021	508	$3.37	to	$3.37	$1,906	0.19%	0.00%	to	0.90%	22.26%	to	21.17%
Invesco VI Tech, Ser I
2025	446	$1.92	to	$8.83	$2,084	— %	0.00%	to	0.90%	20.47%	to	19.39%
2024	380	$1.60	to	$7.39	$1,747	— %	0.00%	to	0.90%	34.27%	to	33.06%
2023	304	$1.19	to	$5.56	$1,252	— %	0.00%	to	0.90%	46.94%	to	45.63%
2022	207	$0.81	to	$3.82	$782	— %	0.00%	to	0.90%	(20.38)%(7)	to	(40.49)%
2021	185	$3.87	to	$6.41	$1,343	— %	0.30%	to	0.90%	14.07%	to	13.39%
Invesco VI Tech, Ser II
2025	5	$1.91	to	$1.91	$10	— %	0.00%	to	0.00%	20.16%	to	20.16%
2024	5	$1.59	to	$1.59	$9	— %	0.00%	to	0.00%	33.85%	to	33.85%
2023	5	$1.18	to	$1.18	$6	— %	0.00%	to	0.00%	46.72%	to	46.72%
2022	—	$0.81	to	$0.81	$0	— %	0.00%	to	0.00%	(20.54)%(7)	to	(20.54)%(7)
Janus Hend VIT Gbl Tech Innov, Srv
2025	329	$2.56	to	$6.79	$3,196	— %	0.20%	to	0.90%	24.59%	to	23.72%
2024	291	$2.05	to	$5.49	$2,645	— %	0.20%	to	0.90%	31.49%	to	30.57%
2023	312	$1.56	to	$4.21	$2,297	— %	0.20%	to	0.90%	53.97%	to	52.90%
2022	326	$1.01	to	$2.75	$1,612	— %	0.20%	to	0.90%	3.74%(5)	to	(37.69)%
2021	359	$5.42	to	$4.41	$2,811	0.11%	0.30%	to	0.90%	17.39%	to	16.69%
Janus Henderson VIT Bal, Inst
2025	688	$1.97	to	$1.97	$1,354	2.08%	0.00%	to	0.00%	15.10%	to	15.10%
2024	569	$1.71	to	$1.71	$971	2.14%	0.00%	to	0.00%	15.43%	to	15.43%
2023	498	$1.48	to	$1.48	$737	2.24%	0.00%	to	0.00%	15.41%	to	15.41%
2022	421	$1.28	to	$1.28	$540	1.32%	0.00%	to	0.00%	(16.40)%	to	(16.40)%
2021	355	$1.53	to	$1.53	$544	0.92%	0.00%	to	0.00%	17.20%	to	17.20%
Janus Henderson VIT Bal, Serv
 180 ■ RiverSource of New York Account 8

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2025	29	$2.06	to	$2.06	$60	1.73%	0.00%	to	0.00%	14.82%	to	14.82%
2024	28	$1.80	to	$1.80	$51	1.61%	0.00%	to	0.00%	15.15%	to	15.15%
2023	41	$1.56	to	$1.56	$64	1.58%	0.00%	to	0.00%	15.13%	to	15.13%
2022	55	$1.36	to	$1.36	$75	1.17%	0.00%	to	0.00%	(16.62)%	to	(16.62)%
2021	38	$1.63	to	$1.63	$61	0.70%	0.00%	to	0.00%	16.91%	to	16.91%
Janus Henderson VIT Enter, Serv
2025	113	$10.30	to	$4.34	$949	0.05%	0.45%	to	0.90%	6.93%	to	6.45%
2024	116	$9.63	to	$4.08	$908	0.63%	0.45%	to	0.90%	14.80%	to	14.28%
2023	118	$8.39	to	$3.57	$800	0.09%	0.45%	to	0.90%	17.25%	to	16.72%
2022	123	$7.15	to	$3.06	$710	0.08%	0.45%	to	0.90%	(16.53)%	to	(16.90)%
2021	129	$8.57	to	$3.68	$890	0.24%	0.45%	to	0.90%	16.02%	to	15.50%
Janus Henderson VIT Flex Bd, Inst
2025	481	$1.18	to	$1.18	$568	5.63%	0.00%	to	0.00%	7.40%	to	7.40%
2024	353	$1.10	to	$1.10	$388	6.36%	0.00%	to	0.00%	1.96%	to	1.96%
2023	75	$1.08	to	$1.08	$81	5.78%	0.00%	to	0.00%	5.50%	to	5.50%
2022	35	$1.02	to	$1.02	$36	4.36%	0.00%	to	0.00%	(13.66)%	to	(13.66)%
2021	3	$1.18	to	$1.18	$4	2.32%	0.00%	to	0.00%	(0.90)%	to	(0.90)%
Janus Henderson VIT Flex Bd, Serv
2025	44	$1.29	to	$1.29	$57	4.70%	0.00%	to	0.00%	7.23%	to	7.23%
2024	39	$1.21	to	$1.21	$47	4.87%	0.00%	to	0.00%	1.63%	to	1.63%
2023	22	$1.19	to	$1.19	$26	3.92%	0.00%	to	0.00%	5.29%	to	5.29%
2022	7	$1.13	to	$1.13	$8	2.08%	0.00%	to	0.00%	(13.90)%	to	(13.90)%
2021	6	$1.31	to	$1.31	$8	1.72%	0.00%	to	0.00%	(1.11)%	to	(1.11)%
Janus Henderson VIT Overseas, Serv
2025	708	$1.73	to	$2.98	$2,213	1.34%	0.20%	to	0.90%	28.32%	to	27.43%
2024	697	$1.35	to	$2.34	$1,752	1.29%	0.20%	to	0.90%	5.37%	to	4.63%
2023	746	$1.28	to	$2.24	$1,822	1.43%	0.20%	to	0.90%	10.36%	to	9.60%
2022	774	$1.16	to	$2.04	$1,736	1.69%	0.20%	to	0.90%	17.25%(5)	to	(9.65)%
2021	814	$1.50	to	$2.26	$2,015	1.03%	0.30%	to	0.90%	12.95%	to	12.27%
Janus Henderson VIT Res, Inst
2025	33	$3.06	to	$3.06	$102	— %	0.00%	to	0.00%	18.39%	to	18.39%
2024	28	$2.59	to	$2.59	$73	0.03%	0.00%	to	0.00%	35.31%	to	35.31%
2023	27	$1.91	to	$1.91	$51	0.14%	0.00%	to	0.00%	43.17%	to	43.17%
2022	23	$1.33	to	$1.33	$31	0.67%	0.00%	to	0.00%	(29.89)%	to	(29.89)%
2021	2	$1.90	to	$1.90	$4	0.11%	0.00%	to	0.00%	20.33%	to	20.33%
Janus Henderson VIT Res, Serv
2025	131	$6.56	to	$6.05	$892	— %	0.00%	to	0.90%	18.10%	to	17.04%
2024	128	$5.56	to	$5.17	$803	— %	0.00%	to	0.90%	34.96%	to	33.74%
2023	126	$4.12	to	$3.86	$618	0.06%	0.00%	to	0.90%	42.81%	to	41.54%
2022	130	$2.88	to	$2.73	$454	— %	0.00%	to	0.90%	(30.06)%	to	(30.69)%
2021	143	$4.12	to	$3.94	$697	0.02%	0.00%	to	0.90%	20.05%	to	18.97%
Lazard Ret Global Dyn MA, Inv
2025	17	$1.43	to	$1.43	$24	1.32%	0.00%	to	0.00%	15.98%	to	15.98%
2024	13	$1.23	to	$1.23	$16	— %	0.00%	to	0.00%	8.64%	to	8.64%
2023	10	$1.14	to	$1.14	$12	— %	0.00%	to	0.00%	11.06%	to	11.06%
2022	2	$1.02	to	$1.02	$2	0.28%	0.00%	to	0.00%	(17.28)%	to	(17.28)%
2021	1	$1.24	to	$1.24	$2	3.53%	0.00%	to	0.00%	12.16%	to	12.16%
Lazard Ret Global Dyn MA, Serv
2025	12	$1.94	to	$1.59	$21	1.08%	0.00%	to	0.90%	15.73%	to	14.69%
2024	11	$1.68	to	$1.39	$16	— %	0.00%	to	0.90%	8.60%	to	7.62%
2023	12	$1.55	to	$1.29	$17	— %	0.00%	to	0.90%	10.81%	to	9.82%
2022	13	$1.40	to	$1.17	$16	0.08%	0.00%	to	0.90%	(17.37)%	to	(18.11)%
2021	20	$1.69	to	$1.43	$30	2.76%	0.00%	to	0.90%	11.94%	to	10.93%
RiverSource of New York Account 8 ■ 181

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
Lord Abt Bond Debenture, Cl VC
2025	23	$1.15	to	$1.15	$26	7.19%	0.00%	to	0.00%	8.33%	to	8.33%
2024	20	$1.07	to	$1.07	$21	19.21%	0.00%	to	0.00%	6.93%(6)	to	6.93%(6)
LVIP AC Intl, Serv Cl
2025	431	$1.52	to	$3.36	$760	1.11%	0.20%	to	0.90%	15.58%	to	14.78%
2024	424	$1.31	to	$2.93	$660	1.30%	0.20%	to	0.90%	2.25%	to	1.54%
2023	510	$1.29	to	$2.88	$786	1.22%	0.20%	to	0.90%	12.20%	to	11.43%
2022	505	$1.15	to	$2.59	$701	1.29%	0.20%	to	0.90%	15.50%(5)	to	(25.54)%
2021	499	$1.87	to	$3.47	$926	0.02%	0.30%	to	0.90%	8.28%	to	7.63%
LVIP AC Intl, Std Cl II
2025	240	$3.59	to	$2.09	$664	1.22%	0.45%	to	0.90%	15.46%	to	14.95%
2024	246	$3.11	to	$1.82	$588	1.53%	0.45%	to	0.90%	2.14%	to	1.68%
2023	315	$3.05	to	$1.79	$701	1.40%	0.45%	to	0.90%	12.07%	to	11.57%
2022	335	$2.72	to	$1.60	$665	1.48%	0.45%	to	0.90%	(25.09)%	to	(25.43)%
2021	355	$3.63	to	$2.15	$928	0.16%	0.45%	to	0.90%	8.26%	to	7.78%
LVIP AC Mid Cap Val, Std Cl II
2025	41	$1.19	to	$1.19	$49	2.48%	0.00%	to	0.00%	9.00%	to	9.00%
2024	22	$1.09	to	$1.09	$24	4.52%	0.00%	to	0.00%	9.75%(6)	to	9.75%(6)
LVIP AC Val, Serv Cl
2025	994	$3.71	to	$5.34	$2,645	1.52%	0.00%	to	0.90%	15.85%	to	14.82%
2024	958	$3.20	to	$4.65	$2,349	2.74%	0.00%	to	0.90%	9.29%	to	8.30%
2023	1,021	$2.93	to	$4.29	$2,353	2.21%	0.00%	to	0.90%	9.02%	to	8.05%
2022	1,156	$2.69	to	$3.97	$2,448	1.95%	0.00%	to	0.90%	0.31%	to	(0.59)%
2021	1,182	$2.68	to	$4.00	$2,521	1.60%	0.00%	to	0.90%	24.28%	to	23.17%
LVIP AC Val, Std Cl II
2025	755	$1.99	to	$6.44	$4,184	1.63%	0.00%	to	0.90%	16.02%	to	14.98%
2024	790	$1.72	to	$5.60	$3,866	2.81%	0.00%	to	0.90%	9.48%	to	8.49%
2023	875	$1.57	to	$5.16	$4,043	2.39%	0.00%	to	0.90%	9.10%	to	8.12%
2022	912	$1.44	to	$4.77	$3,973	2.10%	0.00%	to	0.90%	0.54%	to	(0.36)%
2021	918	$1.43	to	$4.79	$4,099	1.75%	0.00%	to	0.90%	24.51%	to	23.39%
MFS Gbl Real Est, Init Cl
2025	0	$1.02	to	$1.02	$0	1.76%	0.00%	to	0.00%	3.53%	to	3.53%
2024	—	$0.99	to	$0.99	$0	2.19%	0.00%	to	0.00%	(0.16)%(6)	to	(0.16)%(6)
MFS Intl Gro, Init Cl
2025	177	$1.34	to	$1.34	$236	1.05%	0.00%	to	0.00%	21.12%	to	21.12%
2024	67	$1.11	to	$1.11	$74	1.32%	0.00%	to	0.00%	11.67%(6)	to	11.67%(6)
MFS Mass Inv Gro Stock, Serv Cl
2025	847	$1.67	to	$3.31	$2,872	0.02%	0.20%	to	0.90%	9.39%	to	8.62%
2024	1,101	$1.53	to	$3.04	$3,434	0.13%	0.20%	to	0.90%	15.75%	to	14.94%
2023	1,138	$1.32	to	$2.65	$3,106	0.05%	0.20%	to	0.90%	23.45%	to	22.60%
2022	1,184	$1.07	to	$2.16	$2,623	— %	0.20%	to	0.90%	8.09%(5)	to	(20.17)%
2021	1,293	$2.82	to	$2.71	$3,574	0.03%	0.30%	to	0.90%	25.28%	to	24.53%
MFS New Dis, Serv Cl
2025	480	$1.41	to	$4.34	$2,131	— %	0.20%	to	0.90%	12.33%	to	11.55%
2024	475	$1.26	to	$3.89	$1,994	— %	0.20%	to	0.90%	6.22%	to	5.48%
2023	462	$1.18	to	$3.69	$2,011	— %	0.20%	to	0.90%	14.03%	to	13.23%
2022	448	$1.04	to	$3.26	$1,822	— %	0.20%	to	0.90%	5.44%(5)	to	(30.62)%
2021	473	$2.81	to	$4.70	$2,729	— %	0.30%	to	0.90%	1.27%	to	0.66%
MFS Utilities, Init Cl
2025	85	$1.76	to	$1.76	$149	3.09%	0.00%	to	0.00%	15.01%	to	15.01%
2024	61	$1.53	to	$1.53	$93	2.30%	0.00%	to	0.00%	11.66%	to	11.66%
2023	55	$1.37	to	$1.37	$75	3.73%	0.00%	to	0.00%	(2.11)%	to	(2.11)%
2022	37	$1.40	to	$1.40	$51	2.48%	0.00%	to	0.00%	0.76%	to	0.76%
2021	23	$1.39	to	$1.39	$32	1.80%	0.00%	to	0.00%	14.09%	to	14.09%
 182 ■ RiverSource of New York Account 8

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
MFS Utilities, Serv Cl
2025	354	$2.76	to	$7.46	$1,226	2.73%	0.00%	to	0.90%	14.76%	to	13.73%
2024	352	$2.41	to	$6.56	$1,144	2.09%	0.00%	to	0.90%	11.34%	to	10.34%
2023	325	$2.16	to	$5.95	$1,061	3.38%	0.00%	to	0.90%	(2.33)%	to	(3.20)%
2022	324	$2.22	to	$6.14	$1,130	2.23%	0.00%	to	0.90%	0.48%	to	(0.42)%
2021	328	$2.20	to	$6.17	$1,163	1.54%	0.00%	to	0.90%	13.82%	to	12.80%
MS VIF Dis, Cl I
2025	316	$2.18	to	$2.18	$688	0.42%	0.00%	to	0.00%	12.58%	to	12.58%
2024	273	$1.93	to	$1.93	$527	— %	0.00%	to	0.00%	41.83%	to	41.83%
2023	266	$1.36	to	$1.36	$362	— %	0.00%	to	0.00%	44.34%	to	44.34%
2022	135	$0.94	to	$0.94	$127	— %	0.00%	to	0.00%	(62.96)%	to	(62.96)%
2021	31	$2.55	to	$2.55	$79	— %	0.00%	to	0.00%	(11.06)%	to	(11.06)%
MS VIF Dis, Cl II
2025	230	$5.00	to	$5.04	$1,438	0.39%	0.00%	to	0.90%	12.44%	to	11.43%
2024	195	$4.44	to	$4.53	$1,150	— %	0.00%	to	0.90%	41.73%	to	40.45%
2023	176	$3.14	to	$3.22	$792	— %	0.00%	to	0.90%	44.13%	to	42.84%
2022	163	$2.18	to	$2.26	$529	— %	0.00%	to	0.90%	(62.97)%	to	(63.30)%
2021	183	$5.87	to	$6.15	$1,519	— %	0.00%	to	0.90%	(11.19)%	to	(11.99)%
NB AMT Quality Eq, Cl I
2025	25	$2.46	to	$2.46	$60	— %	0.00%	to	0.00%	13.74%	to	13.74%
2024	23	$2.17	to	$2.17	$49	0.24%	0.00%	to	0.00%	25.84%	to	25.84%
2023	19	$1.72	to	$1.72	$33	0.40%	0.00%	to	0.00%	26.90%	to	26.90%
2022	10	$1.36	to	$1.36	$14	0.61%	0.00%	to	0.00%	(18.45)%	to	(18.45)%
2021	3	$1.66	to	$1.66	$5	0.56%	0.00%	to	0.00%	23.48%	to	23.48%
NB AMT Quality Eq, Cl S
2025	18	$4.93	to	$4.93	$88	— %	0.00%	to	0.00%	13.43%	to	13.43%
2024	14	$4.34	to	$4.34	$61	— %	0.00%	to	0.00%	25.52%	to	25.52%
2023	13	$3.46	to	$3.46	$46	0.08%	0.00%	to	0.00%	26.57%	to	26.57%
2022	13	$2.73	to	$2.73	$35	0.14%	0.00%	to	0.00%	(18.65)%	to	(18.65)%
2021	7	$3.36	to	$3.36	$24	0.19%	0.00%	to	0.00%	23.16%	to	23.16%
Nom VIP Asset Strategy, Serv Cl
2025	26	$2.01	to	$1.70	$52	1.32%	0.00%	to	0.90%	16.66%	to	15.62%
2024	34	$1.72	to	$1.47	$55	1.82%	0.00%	to	0.90%	12.44%	to	11.42%
2023	37	$1.53	to	$1.32	$55	1.78%	0.00%	to	0.90%	13.94%	to	12.92%
2022	50	$1.35	to	$1.17	$63	1.60%	0.00%	to	0.90%	(14.74)%	to	(15.50)%
2021	51	$1.58	to	$1.38	$74	1.32%	0.00%	to	0.90%	10.44%	to	9.45%
Nom VIP Asset Strategy, Std Cl
2025	0	$1.31	to	$1.31	$0	1.93%	0.00%	to	0.00%	16.88%	to	16.88%
2024	0	$1.12	to	$1.12	$0	2.57%	0.00%	to	0.00%	13.40%(6)	to	13.40%(6)
Nom VIP Intl Core Eq, Std Cl
2025	—	$1.24	to	$1.24	$0	1.31%	0.00%	to	0.00%	24.55%	to	24.55%
2024	—	$1.00	to	$1.00	$0	1.84%	0.00%	to	0.00%	(0.41)%(9)	to	(0.41)%(9)
PIMCO VIT All Asset, Advisor Cl
2025	270	$1.77	to	$2.10	$622	4.52%	0.00%	to	0.90%	14.19%	to	13.17%
2024	269	$1.55	to	$1.86	$579	6.27%	0.00%	to	0.90%	3.57%	to	2.64%
2023	298	$1.50	to	$1.81	$616	2.84%	0.00%	to	0.90%	8.02%	to	7.05%
2022	325	$1.39	to	$1.69	$611	7.44%	0.00%	to	0.90%	(11.87)%	to	(12.66)%
2021	384	$1.58	to	$1.94	$820	11.21%	0.00%	to	0.90%	16.04%	to	15.00%
PIMCO VIT All Asset, Inst Cl
2025	14	$1.53	to	$1.53	$21	4.76%	0.00%	to	0.00%	14.34%	to	14.34%
2024	12	$1.33	to	$1.33	$16	6.56%	0.00%	to	0.00%	3.95%	to	3.95%
2023	10	$1.28	to	$1.28	$13	3.17%	0.00%	to	0.00%	8.28%	to	8.28%
2022	7	$1.19	to	$1.19	$9	8.47%	0.00%	to	0.00%	(11.66)%	to	(11.66)%
2021	4	$1.34	to	$1.34	$6	12.05%	0.00%	to	0.00%	16.41%	to	16.41%
RiverSource of New York Account 8 ■ 183

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
PIMCO VIT Glb Man As Alloc, Adv Cl
2025	3	$2.06	to	$2.06	$7	4.31%	0.00%	to	0.00%	21.77%	to	21.77%
2024	3	$1.70	to	$1.70	$6	3.42%	0.00%	to	0.00%	10.76%	to	10.76%
2023	4	$1.53	to	$1.53	$6	2.18%	0.00%	to	0.00%	12.85%	to	12.85%
2022	4	$1.36	to	$1.36	$5	1.92%	0.00%	to	0.00%	(18.40)%	to	(18.40)%
2021	4	$1.66	to	$1.66	$7	2.31%	0.00%	to	0.00%	12.60%	to	12.60%
PIMCO VIT Tot Return, Advisor Cl
2025	726	$1.30	to	$1.15	$872	4.00%	0.00%	to	0.90%	8.78%	to	7.81%
2024	465	$1.20	to	$1.07	$519	3.92%	0.00%	to	0.90%	2.43%	to	1.51%
2023	398	$1.17	to	$1.05	$435	3.48%	0.00%	to	0.90%	5.83%	to	4.88%
2022	367	$1.11	to	$1.00	$382	2.53%	0.00%	to	0.90%	(14.39)%	to	(15.15)%
2021	349	$1.29	to	$1.18	$426	1.73%	0.00%	to	0.90%	(1.37)%	to	(2.25)%
PIMCO VIT Tot Return, Inst Cl
2025	284	$1.17	to	$1.17	$332	4.25%	0.00%	to	0.00%	9.05%	to	9.05%
2024	155	$1.07	to	$1.07	$167	4.17%	0.00%	to	0.00%	2.69%	to	2.69%
2023	110	$1.05	to	$1.05	$115	3.73%	0.00%	to	0.00%	6.09%	to	6.09%
2022	68	$0.99	to	$0.99	$67	2.87%	0.00%	to	0.00%	(14.17)%	to	(14.17)%
2021	35	$1.15	to	$1.15	$41	1.98%	0.00%	to	0.00%	(1.12)%	to	(1.12)%
Put VT Global Hlth Care, Cl IA
2025	71	$1.32	to	$1.32	$94	— %	0.00%	to	0.00%	15.34%	to	15.34%
2024	55	$1.14	to	$1.14	$62	0.62%	0.00%	to	0.00%	1.70%	to	1.70%
2023	39	$1.12	to	$1.12	$44	0.39%	0.00%	to	0.00%	9.39%	to	9.39%
2022	13	$1.03	to	$1.03	$13	— %	0.00%	to	0.00%	3.27%(7)	to	3.27%(7)
Put VT Global Hlth Care, Cl IB
2025	335	$1.30	to	$6.19	$1,439	— %	0.00%	to	0.90%	15.05%	to	14.02%
2024	338	$1.13	to	$5.43	$1,377	0.46%	0.00%	to	0.90%	1.43%	to	0.51%
2023	324	$1.12	to	$5.40	$1,404	0.30%	0.00%	to	0.90%	9.14%	to	8.16%
2022	323	$1.02	to	$4.99	$1,349	0.40%	0.00%	to	0.90%	3.12%(7)	to	(5.53)%
2021	298	$2.72	to	$5.29	$1,439	1.10%	0.30%	to	0.90%	19.04%	to	18.33%
Put VT Hi Yield, Cl IB
2025	80	$3.25	to	$3.56	$274	6.09%	0.45%	to	0.90%	8.19%	to	7.70%
2024	81	$3.00	to	$3.30	$256	5.71%	0.45%	to	0.90%	7.38%	to	6.89%
2023	85	$2.79	to	$3.09	$252	5.32%	0.45%	to	0.90%	11.64%	to	11.13%
2022	88	$2.50	to	$2.78	$234	5.48%	0.45%	to	0.90%	(12.00)%	to	(12.39)%
2021	108	$2.84	to	$3.17	$328	5.61%	0.45%	to	0.90%	4.51%	to	4.03%
Put VT Intl Eq, Cl IB
2025	83	$1.93	to	$3.49	$222	0.01%	0.20%	to	0.90%	37.41%	to	36.45%
2024	82	$1.40	to	$2.56	$179	2.03%	0.20%	to	0.90%	2.77%	to	2.04%
2023	73	$1.37	to	$2.51	$162	0.04%	0.20%	to	0.90%	18.26%	to	17.45%
2022	73	$1.15	to	$2.14	$140	1.54%	0.20%	to	0.90%	16.28%(5)	to	(15.53)%
2021	73	$1.58	to	$2.53	$167	1.20%	0.30%	to	0.90%	8.50%	to	7.85%
Put VT Intl Val, Cl IA
2025	62	$1.44	to	$1.44	$90	0.06%	0.00%	to	0.00%	35.07%	to	35.07%
2024	2	$1.07	to	$1.07	$3	0.13%	0.00%	to	0.00%	8.35%(6)	to	8.35%(6)
Put VT Lg Cap Val, Cl IA
2025	158	$1.44	to	$1.44	$227	0.59%	0.00%	to	0.00%	20.66%	to	20.66%
2024	36	$1.20	to	$1.20	$43	0.23%	0.00%	to	0.00%	20.16%(6)	to	20.16%(6)
Put VT Sus Leaders, Cl IA
2025	1,555	$10.77	to	$8.98	$14,183	0.88%	0.45%	to	0.90%	10.49%	to	10.00%
2024	1,737	$9.75	to	$8.16	$14,435	0.38%	0.45%	to	0.90%	22.78%	to	22.22%
2023	1,848	$7.94	to	$6.68	$12,550	0.75%	0.45%	to	0.90%	25.85%	to	25.29%
2022	1,950	$6.31	to	$5.33	$10,570	0.83%	0.45%	to	0.90%	(23.07)%	to	(23.41)%
2021	2,067	$8.20	to	$6.96	$14,623	0.34%	0.45%	to	0.90%	23.28%	to	22.73%
 184 ■ RiverSource of New York Account 8

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
Put VT Sus Leaders, Cl IB
2025	47	$1.78	to	$6.66	$217	0.65%	0.20%	to	0.90%	10.47%	to	9.70%
2024	44	$1.61	to	$6.07	$199	0.20%	0.20%	to	0.90%	22.78%	to	21.91%
2023	31	$1.31	to	$4.98	$150	0.46%	0.20%	to	0.90%	25.86%	to	24.98%
2022	23	$1.04	to	$3.99	$98	0.54%	0.20%	to	0.90%	5.04%(5)	to	(23.60)%
2021	24	$3.73	to	$5.22	$131	0.15%	0.30%	to	0.90%	23.16%	to	22.43%
Royce Micro-Cap, Invest Cl
2025	360	$5.21	to	$6.46	$2,073	— %	0.45%	to	0.90%	13.38%	to	12.87%
2024	380	$4.60	to	$5.72	$1,936	— %	0.45%	to	0.90%	13.16%	to	12.65%
2023	436	$4.06	to	$5.08	$1,977	— %	0.45%	to	0.90%	18.25%	to	17.72%
2022	447	$3.43	to	$4.32	$1,720	— %	0.45%	to	0.90%	(22.78)%	to	(23.13)%
2021	480	$4.45	to	$5.61	$2,399	— %	0.45%	to	0.90%	29.40%	to	28.82%
Temp Global Bond, Cl 1
2025	42	$0.91	to	$0.91	$38	— %	0.00%	to	0.00%	16.09%	to	16.09%
2024	35	$0.78	to	$0.78	$27	— %	0.00%	to	0.00%	(11.13)%	to	(11.13)%
2023	31	$0.88	to	$0.88	$27	— %	0.00%	to	0.00%	3.19%	to	3.19%
2022	26	$0.85	to	$0.85	$22	— %	0.00%	to	0.00%	(4.85)%	to	(4.85)%
2021	23	$0.90	to	$0.90	$20	— %	0.00%	to	0.00%	(4.62)%	to	(4.62)%
Temp Global Bond, Cl 2
2025	173	$0.98	to	$0.84	$157	— %	0.00%	to	0.90%	15.73%	to	14.69%
2024	199	$0.85	to	$0.73	$157	— %	0.00%	to	0.90%	(11.37)%	to	(12.17)%
2023	230	$0.95	to	$0.84	$203	— %	0.00%	to	0.90%	2.88%	to	1.97%
2022	205	$0.93	to	$0.82	$176	— %	0.00%	to	0.90%	(4.95)%	to	(5.80)%
2021	206	$0.98	to	$0.87	$187	— %	0.00%	to	0.90%	(4.99)%	to	(5.84)%
Third Ave VST Third Ave Value
2025	560	$4.78	to	$5.11	$2,754	2.31%	0.45%	to	0.90%	34.24%	to	33.64%
2024	595	$3.56	to	$3.82	$2,182	2.54%	0.45%	to	0.90%	(2.71)%	to	(3.15)%
2023	653	$3.66	to	$3.95	$2,466	2.36%	0.45%	to	0.90%	20.27%	to	19.73%
2022	701	$3.04	to	$3.30	$2,208	1.51%	0.45%	to	0.90%	15.59%	to	15.07%
2021	721	$2.63	to	$2.87	$1,981	0.69%	0.45%	to	0.90%	21.51%	to	20.97%
VanEck VIP Global Gold, Cl S
2025	134	$4.10	to	$3.48	$499	1.40%	0.00%	to	0.90%	164.43%	to	162.07%
2024	135	$1.55	to	$1.33	$192	2.63%	0.00%	to	0.90%	14.41%	to	13.38%
2023	116	$1.35	to	$1.17	$145	— %	0.00%	to	0.90%	10.41%	to	9.42%
2022	112	$1.23	to	$1.07	$127	— %	0.00%	to	0.90%	(13.36)%	to	(14.13)%
2021	110	$1.42	to	$1.25	$145	11.22%	0.00%	to	0.90%	(14.01)%	to	(14.78)%
VP Aggr, Cl 1
2025	2,780	$1.92	to	$1.92	$5,327	— %	0.00%	to	0.00%	17.94%	to	17.94%
2024	2,486	$1.62	to	$1.62	$4,039	— %	0.00%	to	0.00%	13.49%	to	13.49%
2023	1,166	$1.43	to	$1.43	$1,669	— %	0.00%	to	0.00%	17.51%	to	17.51%
2022	559	$1.22	to	$1.22	$681	— %	0.00%	to	0.00%	(17.99)%	to	(17.99)%
2021	269	$1.49	to	$1.49	$400	— %	0.00%	to	0.00%	16.03%	to	16.03%
VP Aggr, Cl 2
2025	10,438	$3.03	to	$3.25	$31,188	— %	0.00%	to	0.90%	17.63%	to	16.58%
2024	10,899	$2.58	to	$2.79	$27,791	— %	0.00%	to	0.90%	13.20%	to	12.18%
2023	11,567	$2.28	to	$2.48	$26,120	— %	0.00%	to	0.90%	17.22%	to	16.18%
2022	10,747	$1.94	to	$2.14	$20,899	— %	0.00%	to	0.90%	(18.19)%	to	(18.92)%
2021	10,581	$2.38	to	$2.64	$25,283	— %	0.00%	to	0.90%	15.76%	to	14.72%
VP Aggr, Cl 4
2025	9,920	$1.66	to	$3.25	$28,240	— %	0.20%	to	0.90%	17.40%	to	16.58%
2024	10,126	$1.42	to	$2.79	$25,535	— %	0.20%	to	0.90%	12.99%	to	12.19%
2023	9,987	$1.25	to	$2.49	$23,651	— %	0.20%	to	0.90%	16.96%	to	16.15%
2022	10,359	$1.07	to	$2.14	$21,227	— %	0.20%	to	0.90%	7.96%(5)	to	(18.92)%
2021	10,513	$2.04	to	$2.64	$26,365	— %	0.30%	to	0.90%	15.43%	to	14.74%
RiverSource of New York Account 8 ■ 185

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
VP Conserv, Cl 1
2025	—	$1.29	to	$1.29	$0	— %	0.00%	to	0.00%	10.55%	to	10.55%
2024	—	$1.17	to	$1.17	$0	— %	0.00%	to	0.00%	4.69%	to	4.69%
2023	—	$1.12	to	$1.12	$0	— %	0.00%	to	0.00%	8.65%	to	8.65%
2022	—	$1.03	to	$1.03	$0	— %	0.00%	to	0.00%	(15.26)%	to	(15.26)%
2021	—	$1.21	to	$1.21	$0	— %	0.00%	to	0.00%	3.05%	to	3.05%
VP Conserv, Cl 2
2025	408	$1.53	to	$1.54	$629	— %	0.00%	to	0.90%	10.21%	to	9.22%
2024	644	$1.38	to	$1.41	$900	— %	0.00%	to	0.90%	4.42%	to	3.48%
2023	430	$1.33	to	$1.36	$583	— %	0.00%	to	0.90%	8.46%	to	7.49%
2022	436	$1.22	to	$1.26	$550	— %	0.00%	to	0.90%	(15.54)%	to	(16.30)%
2021	417	$1.45	to	$1.51	$633	— %	0.00%	to	0.90%	2.82%	to	1.89%
VP Conserv, Cl 4
2025	377	$1.28	to	$1.54	$583	— %	0.20%	to	0.90%	9.99%	to	9.22%
2024	433	$1.16	to	$1.41	$615	— %	0.20%	to	0.90%	4.28%	to	3.55%
2023	305	$1.11	to	$1.36	$432	— %	0.20%	to	0.90%	8.18%	to	7.42%
2022	344	$1.03	to	$1.26	$453	— %	0.20%	to	0.90%	3.31%(5)	to	(16.25)%
2021	384	$1.39	to	$1.51	$596	— %	0.30%	to	0.90%	2.51%	to	1.90%
VP Man Vol Conserv Gro, Cl 1
2025	49	$1.38	to	$1.38	$68	— %	0.00%	to	0.00%	11.25%	to	11.25%
2024	49	$1.24	to	$1.24	$61	— %	0.00%	to	0.00%	7.15%	to	7.15%
2023	49	$1.15	to	$1.15	$56	— %	0.00%	to	0.00%	10.19%	to	10.19%
2022	49	$1.05	to	$1.05	$50	— %	0.00%	to	0.00%	(16.88)%	to	(16.88)%
2021	48	$1.26	to	$1.26	$60	— %	0.00%	to	0.00%	5.77%	to	5.77%
VP Man Vol Conserv Gro, Cl 2
2025	252	$1.55	to	$1.40	$378	— %	0.00%	to	0.90%	11.02%	to	10.02%
2024	260	$1.40	to	$1.27	$353	— %	0.00%	to	0.90%	6.80%	to	5.84%
2023	110	$1.31	to	$1.20	$136	— %	0.00%	to	0.90%	9.98%	to	8.99%
2022	118	$1.19	to	$1.10	$134	— %	0.00%	to	0.90%	(17.06)%	to	(17.81)%
2021	127	$1.43	to	$1.34	$175	— %	0.00%	to	0.90%	5.45%	to	4.51%
VP Man Vol Conserv, Cl 1
2025	3	$1.26	to	$1.26	$4	— %	0.00%	to	0.00%	9.41%	to	9.41%
2024	2	$1.15	to	$1.15	$3	— %	0.00%	to	0.00%	4.65%	to	4.65%
2023	—	$1.10	to	$1.10	$0	— %	0.00%	to	0.00%	8.05%	to	8.05%
2022	—	$1.02	to	$1.02	$0	— %	0.00%	to	0.00%	(15.75)%	to	(15.75)%
2021	—	$1.21	to	$1.21	$0	— %	0.00%	to	0.00%	2.91%	to	2.91%
VP Man Vol Conserv, Cl 2
2025	292	$1.39	to	$1.25	$384	— %	0.00%	to	0.90%	9.17%	to	8.19%
2024	92	$1.27	to	$1.16	$109	— %	0.00%	to	0.90%	4.31%	to	3.37%
2023	82	$1.22	to	$1.12	$94	— %	0.00%	to	0.90%	7.87%	to	6.90%
2022	84	$1.13	to	$1.05	$90	— %	0.00%	to	0.90%	(15.99)%	to	(16.74)%
2021	111	$1.35	to	$1.26	$143	— %	0.00%	to	0.90%	2.63%	to	1.71%
VP Man Vol Gro, Cl 1
2025	1,463	$1.64	to	$1.64	$2,405	— %	0.00%	to	0.00%	14.97%	to	14.97%
2024	1,380	$1.43	to	$1.43	$1,973	— %	0.00%	to	0.00%	12.26%	to	12.26%
2023	741	$1.27	to	$1.27	$944	— %	0.00%	to	0.00%	14.87%	to	14.87%
2022	422	$1.11	to	$1.11	$468	— %	0.00%	to	0.00%	(19.22)%	to	(19.22)%
2021	312	$1.37	to	$1.37	$428	— %	0.00%	to	0.00%	12.22%	to	12.22%
VP Man Vol Gro, Cl 2
2025	1,556	$1.92	to	$1.73	$2,880	— %	0.00%	to	0.90%	14.75%	to	13.72%
2024	1,708	$1.67	to	$1.52	$2,768	— %	0.00%	to	0.90%	11.98%	to	10.97%
2023	1,544	$1.49	to	$1.37	$2,239	— %	0.00%	to	0.90%	14.59%	to	13.57%
2022	1,558	$1.30	to	$1.20	$1,976	— %	0.00%	to	0.90%	(19.43)%	to	(20.15)%
2021	1,487	$1.61	to	$1.51	$2,346	— %	0.00%	to	0.90%	11.89%	to	10.89%
 186 ■ RiverSource of New York Account 8

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
VP Man Vol Mod Gro, Cl 1
2025	908	$1.51	to	$1.51	$1,372	— %	0.00%	to	0.00%	13.13%	to	13.13%
2024	864	$1.33	to	$1.33	$1,153	— %	0.00%	to	0.00%	9.72%	to	9.72%
2023	243	$1.22	to	$1.22	$296	— %	0.00%	to	0.00%	12.49%	to	12.49%
2022	112	$1.08	to	$1.08	$121	— %	0.00%	to	0.00%	(17.94)%	to	(17.94)%
2021	51	$1.32	to	$1.32	$67	— %	0.00%	to	0.00%	9.02%	to	9.02%
VP Man Vol Mod Gro, Cl 2
2025	1,422	$1.74	to	$1.57	$2,392	— %	0.00%	to	0.90%	12.87%	to	11.86%
2024	1,345	$1.54	to	$1.40	$2,003	— %	0.00%	to	0.90%	9.41%	to	8.42%
2023	1,364	$1.41	to	$1.29	$1,861	— %	0.00%	to	0.90%	12.27%	to	11.27%
2022	1,315	$1.26	to	$1.16	$1,604	— %	0.00%	to	0.90%	(18.15)%	to	(18.89)%
2021	1,436	$1.53	to	$1.43	$2,147	— %	0.00%	to	0.90%	8.70%	to	7.72%
VP Mod Aggr, Cl 1
2025	10,255	$1.74	to	$1.74	$17,842	— %	0.00%	to	0.00%	15.97%	to	15.97%
2024	8,601	$1.50	to	$1.50	$12,904	— %	0.00%	to	0.00%	11.28%	to	11.28%
2023	6,214	$1.35	to	$1.35	$8,377	— %	0.00%	to	0.00%	15.23%	to	15.23%
2022	4,464	$1.17	to	$1.17	$5,223	— %	0.00%	to	0.00%	(17.38)%	to	(17.38)%
2021	2,573	$1.42	to	$1.42	$3,644	— %	0.00%	to	0.00%	12.61%	to	12.61%
VP Mod Aggr, Cl 2
2025	18,399	$2.57	to	$2.74	$47,983	— %	0.00%	to	0.90%	15.71%	to	14.67%
2024	18,893	$2.22	to	$2.39	$43,392	— %	0.00%	to	0.90%	11.00%	to	10.00%
2023	19,352	$2.00	to	$2.17	$40,433	— %	0.00%	to	0.90%	14.93%	to	13.91%
2022	20,860	$1.74	to	$1.90	$37,869	— %	0.00%	to	0.90%	(17.59)%	to	(18.33)%
2021	20,138	$2.11	to	$2.33	$44,693	— %	0.00%	to	0.90%	12.31%	to	11.30%
VP Mod Aggr, Cl 4
2025	24,628	$1.56	to	$2.74	$63,499	— %	0.20%	to	0.90%	15.45%	to	14.65%
2024	24,908	$1.35	to	$2.39	$57,885	— %	0.20%	to	0.90%	10.76%	to	9.98%
2023	26,106	$1.22	to	$2.17	$55,837	— %	0.20%	to	0.90%	14.68%	to	13.88%
2022	28,412	$1.06	to	$1.91	$53,424	— %	0.20%	to	0.90%	6.74%(5)	to	(18.30)%
2021	29,528	$1.86	to	$2.34	$67,643	— %	0.30%	to	0.90%	12.00%	to	11.33%
VP Mod Conserv, Cl 1
2025	1	$1.43	to	$1.43	$1	— %	0.00%	to	0.00%	12.39%	to	12.39%
2024	278	$1.27	to	$1.27	$354	— %	0.00%	to	0.00%	6.72%	to	6.72%
2023	284	$1.19	to	$1.19	$339	— %	0.00%	to	0.00%	10.78%	to	10.78%
2022	292	$1.07	to	$1.07	$314	— %	0.00%	to	0.00%	(15.93)%	to	(15.93)%
2021	299	$1.28	to	$1.28	$383	— %	0.00%	to	0.00%	5.99%	to	5.99%
VP Mod Conserv, Cl 2
2025	1,334	$1.82	to	$1.87	$2,606	— %	0.00%	to	0.90%	12.10%	to	11.09%
2024	1,227	$1.62	to	$1.69	$2,173	— %	0.00%	to	0.90%	6.41%	to	5.45%
2023	1,309	$1.52	to	$1.60	$2,193	— %	0.00%	to	0.90%	10.50%	to	9.51%
2022	1,324	$1.38	to	$1.46	$2,002	— %	0.00%	to	0.90%	(16.09)%	to	(16.84)%
2021	1,425	$1.64	to	$1.76	$2,570	— %	0.00%	to	0.90%	5.74%	to	4.79%
VP Mod Conserv, Cl 4
2025	1,641	$1.36	to	$1.88	$2,951	— %	0.20%	to	0.90%	11.91%	to	11.13%
2024	1,566	$1.22	to	$1.69	$2,637	— %	0.20%	to	0.90%	6.19%	to	5.44%
2023	1,780	$1.15	to	$1.60	$2,851	— %	0.20%	to	0.90%	10.26%	to	9.49%
2022	1,854	$1.04	to	$1.46	$2,712	— %	0.20%	to	0.90%	4.54%(5)	to	(16.85)%
2021	1,832	$1.54	to	$1.76	$3,213	— %	0.30%	to	0.90%	5.47%	to	4.84%
VP Mod, Cl 1
2025	4,401	$1.59	to	$1.59	$7,000	— %	0.00%	to	0.00%	14.14%	to	14.14%
2024	3,784	$1.39	to	$1.39	$5,273	— %	0.00%	to	0.00%	9.00%	to	9.00%
2023	2,961	$1.28	to	$1.28	$3,786	— %	0.00%	to	0.00%	13.22%	to	13.22%
2022	1,790	$1.13	to	$1.13	$2,021	— %	0.00%	to	0.00%	(16.42)%	to	(16.42)%
2021	1,185	$1.35	to	$1.35	$1,602	— %	0.00%	to	0.00%	9.31%	to	9.31%
RiverSource of New York Account 8 ■ 187

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
VP Mod, Cl 2
2025	13,342	$2.18	to	$2.30	$29,452	— %	0.00%	to	0.90%	13.86%	to	12.84%
2024	13,596	$1.92	to	$2.04	$26,765	— %	0.00%	to	0.90%	8.72%	to	7.74%
2023	13,943	$1.76	to	$1.89	$26,124	— %	0.00%	to	0.90%	12.96%	to	11.95%
2022	14,671	$1.56	to	$1.69	$24,482	— %	0.00%	to	0.90%	(16.61)%	to	(17.35)%
2021	15,164	$1.87	to	$2.05	$30,374	— %	0.00%	to	0.90%	9.00%	to	8.03%
VP Mod, Cl 4
2025	16,485	$1.46	to	$2.31	$35,843	— %	0.20%	to	0.90%	13.61%	to	12.82%
2024	17,045	$1.28	to	$2.04	$33,773	— %	0.20%	to	0.90%	8.49%	to	7.73%
2023	17,954	$1.18	to	$1.90	$33,732	— %	0.20%	to	0.90%	12.72%	to	11.93%
2022	18,733	$1.05	to	$1.70	$31,437	— %	0.20%	to	0.90%	5.51%(5)	to	(17.33)%
2021	19,360	$1.70	to	$2.05	$39,217	— %	0.30%	to	0.90%	8.72%	to	8.07%
VP Ptnrs Core Bond, Cl 1
2025	33	$1.16	to	$1.16	$38	5.09%	0.00%	to	0.00%	7.62%	to	7.62%
2024	26	$1.08	to	$1.08	$28	3.58%	0.00%	to	0.00%	2.25%	to	2.25%
2023	23	$1.06	to	$1.06	$24	2.75%	0.00%	to	0.00%	6.30%	to	6.30%
2022	11	$1.00	to	$1.00	$11	1.67%	0.00%	to	0.00%	(13.29)%	to	(13.29)%
2021	5	$1.15	to	$1.15	$5	1.21%	0.00%	to	0.00%	(1.24)%	to	(1.24)%
VP Ptnrs Core Bond, Cl 2
2025	20	$1.26	to	$1.26	$25	5.45%	0.00%	to	0.00%	7.28%	to	7.28%
2024	11	$1.17	to	$1.17	$12	3.37%	0.00%	to	0.00%	2.01%	to	2.01%
2023	12	$1.15	to	$1.15	$13	2.62%	0.00%	to	0.00%	6.06%	to	6.06%
2022	3	$1.08	to	$1.08	$4	1.38%	0.00%	to	0.00%	(13.60)%	to	(13.60)%
2021	3	$1.25	to	$1.25	$4	1.19%	0.00%	to	0.00%	(1.41)%	to	(1.41)%
VP Ptnrs Core Eq, Cl 1
2025	3	$2.46	to	$2.46	$8	— %	0.00%	to	0.00%	13.42%	to	13.42%
2024	2	$2.17	to	$2.17	$5	— %	0.00%	to	0.00%	23.44%	to	23.44%
2023	1	$1.76	to	$1.76	$2	— %	0.00%	to	0.00%	24.71%	to	24.71%
2022	1	$1.41	to	$1.41	$1	— %	0.00%	to	0.00%	(17.33)%	to	(17.33)%
2021	1	$1.71	to	$1.71	$1	— %	0.00%	to	0.00%	29.45%	to	29.45%
VP Ptnrs Core Eq, Cl 2
2025	9	$4.65	to	$4.65	$44	— %	0.00%	to	0.00%	13.13%	to	13.13%
2024	10	$4.11	to	$4.11	$40	— %	0.00%	to	0.00%	23.10%	to	23.10%
2023	9	$3.34	to	$3.34	$32	— %	0.00%	to	0.00%	24.43%	to	24.43%
2022	—	$2.69	to	$2.69	$1	— %	0.00%	to	0.00%	(17.55)%	to	(17.55)%
2021	—	$3.26	to	$3.26	$1	— %	0.00%	to	0.00%	29.18%	to	29.18%
VP Ptnrs Core Eq, Cl 3
2025	92	$1.83	to	$3.80	$511	— %	0.20%	to	0.90%	13.04%	to	12.25%
2024	91	$1.62	to	$3.38	$488	— %	0.20%	to	0.90%	23.01%	to	22.15%
2023	95	$1.31	to	$2.77	$423	— %	0.20%	to	0.90%	24.30%	to	23.44%
2022	102	$1.06	to	$2.24	$370	— %	0.20%	to	0.90%	6.59%(5)	to	(18.17)%
2021	130	$2.73	to	$2.74	$528	— %	0.30%	to	0.90%	28.95%	to	28.18%
VP Ptnrs Intl Core Eq, Cl 1
2025	252	$1.72	to	$1.72	$432	1.32%	0.00%	to	0.00%	24.85%	to	24.85%
2024	186	$1.37	to	$1.37	$256	0.76%	0.00%	to	0.00%	5.86%	to	5.86%
2023	49	$1.30	to	$1.30	$64	1.35%	0.00%	to	0.00%	17.70%	to	17.70%
2022	49	$1.10	to	$1.10	$54	1.50%	0.00%	to	0.00%	(19.51)%	to	(19.51)%
2021	14	$1.37	to	$1.37	$19	1.19%	0.00%	to	0.00%	13.55%	to	13.55%
VP Ptnrs Intl Core Eq, Cl 2
2025	34	$2.13	to	$2.13	$73	1.25%	0.00%	to	0.00%	24.55%	to	24.55%
2024	35	$1.71	to	$1.71	$60	1.06%	0.00%	to	0.00%	5.58%	to	5.58%
2023	34	$1.62	to	$1.62	$56	1.02%	0.00%	to	0.00%	17.34%	to	17.34%
2022	20	$1.38	to	$1.38	$27	1.75%	0.00%	to	0.00%	(19.64)%	to	(19.64)%
2021	23	$1.72	to	$1.72	$40	1.81%	0.00%	to	0.00%	13.18%	to	13.18%
 188 ■ RiverSource of New York Account 8

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
VP Ptnrs Intl Gro, Cl 1
2025	176	$1.52	to	$1.52	$267	0.69%	0.00%	to	0.00%	17.77%	to	17.77%
2024	113	$1.29	to	$1.29	$146	0.70%	0.00%	to	0.00%	(1.17)%	to	(1.17)%
2023	115	$1.31	to	$1.31	$150	0.48%	0.00%	to	0.00%	14.77%	to	14.77%
2022	107	$1.14	to	$1.14	$121	— %	0.00%	to	0.00%	(26.69)%	to	(26.69)%
2021	79	$1.55	to	$1.55	$122	0.06%	0.00%	to	0.00%	10.63%	to	10.63%
VP Ptnrs Intl Gro, Cl 2
2025	120	$1.93	to	$1.93	$232	0.50%	0.00%	to	0.00%	17.50%	to	17.50%
2024	114	$1.65	to	$1.65	$188	0.46%	0.00%	to	0.00%	(1.41)%	to	(1.41)%
2023	119	$1.67	to	$1.67	$198	0.24%	0.00%	to	0.00%	14.45%	to	14.45%
2022	124	$1.46	to	$1.46	$181	— %	0.00%	to	0.00%	(26.87)%	to	(26.87)%
2021	134	$1.99	to	$1.99	$268	— %	0.00%	to	0.00%	10.33%	to	10.33%
VP Ptnrs Intl Val, Cl 1
2025	46	$1.65	to	$1.65	$75	2.63%	0.00%	to	0.00%	35.15%	to	35.15%
2024	41	$1.22	to	$1.22	$50	2.68%	0.00%	to	0.00%	4.62%	to	4.62%
2023	33	$1.17	to	$1.17	$39	1.82%	0.00%	to	0.00%	17.14%	to	17.14%
2022	21	$1.00	to	$1.00	$21	1.96%	0.00%	to	0.00%	(11.46)%	to	(11.46)%
2021	9	$1.13	to	$1.13	$10	1.97%	0.00%	to	0.00%	11.80%	to	11.80%
VP Ptnrs Intl Val, Cl 2
2025	40	$2.10	to	$2.10	$83	2.68%	0.00%	to	0.00%	34.84%	to	34.84%
2024	43	$1.56	to	$1.56	$67	2.59%	0.00%	to	0.00%	4.30%	to	4.30%
2023	45	$1.49	to	$1.49	$67	1.93%	0.00%	to	0.00%	16.96%	to	16.96%
2022	44	$1.28	to	$1.28	$56	2.19%	0.00%	to	0.00%	(11.75)%	to	(11.75)%
2021	62	$1.45	to	$1.45	$90	1.99%	0.00%	to	0.00%	11.64%	to	11.64%
VP Ptnrs Sm Cap Gro, Cl 1
2025	49	$1.51	to	$1.51	$74	— %	0.00%	to	0.00%	8.13%	to	8.13%
2024	46	$1.40	to	$1.40	$64	— %	0.00%	to	0.00%	19.04%	to	19.04%
2023	49	$1.17	to	$1.17	$58	— %	0.00%	to	0.00%	7.20%	to	7.20%
2022	39	$1.10	to	$1.10	$43	— %	0.00%	to	0.00%	(28.97)%	to	(28.97)%
2021	4	$1.54	to	$1.54	$7	— %	0.00%	to	0.00%	8.29%	to	8.29%
VP Ptnrs Sm Cap Gro, Cl 2
2025	9	$2.71	to	$2.71	$25	— %	0.00%	to	0.00%	7.86%	to	7.86%
2024	17	$2.51	to	$2.51	$42	— %	0.00%	to	0.00%	18.70%	to	18.70%
2023	14	$2.12	to	$2.12	$29	— %	0.00%	to	0.00%	6.93%	to	6.93%
2022	12	$1.98	to	$1.98	$24	— %	0.00%	to	0.00%	(29.13)%	to	(29.13)%
2021	12	$2.80	to	$2.80	$34	— %	0.00%	to	0.00%	8.02%	to	8.02%
VP Ptnrs Sm Cap Val, Cl 1
2025	3	$1.48	to	$1.48	$4	— %	0.00%	to	0.00%	7.35%	to	7.35%
2024	5	$1.37	to	$1.37	$7	— %	0.00%	to	0.00%	7.97%	to	7.97%
2023	9	$1.27	to	$1.27	$11	— %	0.00%	to	0.00%	11.38%	to	11.38%
2022	7	$1.14	to	$1.14	$8	— %	0.00%	to	0.00%	(12.94)%	to	(12.94)%
2021	1	$1.31	to	$1.31	$1	— %	0.00%	to	0.00%	24.01%	to	24.01%
VP Ptnrs Sm Cap Val, Cl 2
2025	3	$2.54	to	$2.54	$7	— %	0.00%	to	0.00%	7.07%	to	7.07%
2024	3	$2.37	to	$2.37	$7	— %	0.00%	to	0.00%	7.70%	to	7.70%
2023	3	$2.20	to	$2.20	$6	— %	0.00%	to	0.00%	11.08%	to	11.08%
2022	3	$1.98	to	$1.98	$6	— %	0.00%	to	0.00%	(13.16)%	to	(13.16)%
2021	3	$2.28	to	$2.28	$6	— %	0.00%	to	0.00%	23.75%	to	23.75%
VP Ptnrs Sm Cap Val, Cl 3
2025	270	$1.38	to	$4.41	$690	— %	0.20%	to	0.90%	6.99%	to	6.25%
2024	232	$1.29	to	$4.15	$647	— %	0.20%	to	0.90%	7.61%	to	6.86%
2023	192	$1.20	to	$3.89	$659	— %	0.20%	to	0.90%	11.04%	to	10.27%
2022	187	$1.08	to	$3.52	$605	— %	0.20%	to	0.90%	8.27%(5)	to	(13.84)%
2021	210	$1.76	to	$4.09	$785	— %	0.30%	to	0.90%	23.52%	to	22.78%
RiverSource of New York Account 8 ■ 189

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
VP US Flex Conserv Gro, Cl 1
2025	7	$1.41	to	$1.41	$10	— %	0.00%	to	0.00%	9.49%	to	9.49%
2024	6	$1.28	to	$1.28	$8	— %	0.00%	to	0.00%	9.67%	to	9.67%
2023	5	$1.17	to	$1.17	$6	— %	0.00%	to	0.00%	11.53%	to	11.53%
2022	3	$1.05	to	$1.05	$4	— %	0.00%	to	0.00%	(16.54)%	to	(16.54)%
2021	1	$1.26	to	$1.26	$1	— %	0.00%	to	0.00%	7.76%	to	7.76%
VP US Flex Gro, Cl 1
2025	184	$1.70	to	$1.70	$314	— %	0.00%	to	0.00%	11.38%	to	11.38%
2024	153	$1.53	to	$1.53	$233	— %	0.00%	to	0.00%	17.43%	to	17.43%
2023	107	$1.30	to	$1.30	$140	— %	0.00%	to	0.00%	17.14%	to	17.14%
2022	79	$1.11	to	$1.11	$88	— %	0.00%	to	0.00%	(18.54)%	to	(18.54)%
2021	15	$1.36	to	$1.36	$20	— %	0.00%	to	0.00%	15.76%	to	15.76%
VP US Flex Mod Gro, Cl 1
2025	85	$1.55	to	$1.55	$131	— %	0.00%	to	0.00%	10.37%	to	10.37%
2024	84	$1.41	to	$1.41	$118	— %	0.00%	to	0.00%	13.44%	to	13.44%
2023	8	$1.24	to	$1.24	$10	— %	0.00%	to	0.00%	14.29%	to	14.29%
2022	5	$1.08	to	$1.08	$6	— %	0.00%	to	0.00%	(17.36)%	to	(17.36)%
2021	5	$1.31	to	$1.31	$7	— %	0.00%	to	0.00%	11.71%	to	11.71%
WA Var Global Hi Yd Bond, Cl I
2025	23	$1.32	to	$1.32	$30	7.03%	0.00%	to	0.00%	9.96%	to	9.96%
2024	21	$1.20	to	$1.20	$25	7.68%	0.00%	to	0.00%	7.06%	to	7.06%
2023	16	$1.12	to	$1.12	$18	5.63%	0.00%	to	0.00%	10.26%	to	10.26%
2022	16	$1.01	to	$1.01	$17	9.59%	0.00%	to	0.00%	(13.72)%	to	(13.72)%
2021	6	$1.17	to	$1.17	$8	8.92%	0.00%	to	0.00%	1.33%	to	1.33%
WA Var Global Hi Yd Bond, Cl II
2025	5	$1.56	to	$1.56	$8	6.23%	0.00%	to	0.00%	9.95%	to	9.95%
2024	6	$1.42	to	$1.42	$8	5.79%	0.00%	to	0.00%	6.70%	to	6.70%
2023	7	$1.33	to	$1.33	$9	5.39%	0.00%	to	0.00%	9.96%	to	9.96%
2022	7	$1.21	to	$1.21	$8	5.98%	0.00%	to	0.00%	(13.87)%	to	(13.87)%
2021	7	$1.40	to	$1.40	$10	5.04%	0.00%	to	0.00%	1.04%	to	1.04%

(1)	The accumulation unit values and total returns are presented as a range of values based on the life insurance policies with the lowest and highest expense ratios.
(2)
These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.

(3)
These ratios represent the annualized policy expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(4)
These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the notated effective date through the end of the reporting period. Although the total return is presented as a range of values based on the subaccounts representing the lowest and highest expense ratios, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.

(5)	New subaccount operations commenced on October 10, 2022.
(6)	New subaccount operations commenced on January 16, 2024.
(7)	New subaccount operations commenced on May 2, 2022.
(8)	The investment income ratio and total return reflect the effect of a reimbursement of income from a trade error. See Note 9 in the Notes to Financial Statements.
(9)	New subaccount operations commenced on April 26, 2024.
9.
REIMBURSEMENT OF INCOME FROM TRADE ERROR
Due to an error in trading instructions during the period, the investment owned by the EV VT Floating-Rate Inc, Inst Cl division of the Account as of December 31, 2024, is comprised of shares of the Initial Class of Eaton Vance VT Floating-Rate Fund. The EV VT Floating-Rate Inc, Inst Cl division intended to invest in Institutional Class shares of the Eaton Vance VT Floating-Rate Fund. On April 8, 2025, the EV VT Floating-Rate Inc, Inst Cl’s Initial Class shares were exchanged to Institutional Class shares of the Fund.
The Eaton Vance VT Floating-Rate Fund Institutional Class shares and its Initial Class shares differ in that Institutional Class shares typically incur lower fund expenses. If the EV VT Floating-Rate Inc, Inst Cl division had held Institutional shares, it would
 190 ■ RiverSource of New York Account 8

have recorded higher dividend income. RiverSource Life of NY and/or its affiliates have agreed to reimburse the EV VT Floating-Rate Inc, Inst Cl division $23 and $12 representing the amount of lower dividend distributions received for periods ending December 31, 2024 and December 31, 2025, respectively.
There were no material impacts to any contract holder transactions or account values at any time as a result of this trade error.
The investment income ratio and total return presented in the financial highlights reflect the effect of the reimbursement.
RiverSource of New York Account 8 ■ 191

REPORT OF INDEPENDENT AUDITORS

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK

Opinion

We have audited the accompanying financial statements of RiverSource Life Insurance Co. of New York (the “Company”), which comprise the balance sheets as of December 31, 2025 and 2024, and the related statements of income, of comprehensive income, of shareholder’s equity and of cash flows for each of the three years in the period ended December 31, 2025, including the related notes (collectively referred to as the “financial statements”).

In our opinion, the accompanying financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2025 in accordance with accounting principles generally accepted in the United States of America.

Basis for Opinion

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting principles generally accepted in the United States of America, and for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the financial statements are available to be issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

www.pwc.com/us	PricewaterhouseCoopers LLP 45 South 7th Street, Suite 3400 Minneapolis, Minnesota 55402 (612) 596 6000

In performing an audit in accordance with US GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

/s/ PricewaterhouseCoopers LLP

Minneapolis, Minnesota

April 22, 2026

Riversource Life Insurance Co. of New York

BALANCE SHEETS

(in thousands, except share amounts)

December 31,	2025	2024
Assets
Investments:
Available-for-Sale:
Fixed maturities, at fair value (amortized cost: 2025, $1,519,304; 2024, $1,545,537)	$1,445,880	$1,420,630
Mortgage loans, at amortized cost (allowance for credit losses: 2025, $316; 2024, $424)	116,775	130,826
Policy loans	62,715	60,538
Other investments	682	638
Total investments	1,626,052	1,612,632
Cash and cash equivalents	120,625	145,878
Market risk benefits	155,104	147,075
Reinsurance recoverables (allowance for credit losses: 2025, $3,200; 2024, $3,300)	214,436	195,919
Receivables	11,096	10,340
Accrued investment income	14,188	14,363
Deferred acquisition costs	154,783	161,696
Other assets	131,784	189,005
Separate account assets	4,767,199	4,634,856
Total assets	$7,195,267	$7,111,764

Liabilities and Shareholder’s Equity
Liabilities:
Policyholder account balances, future policy benefits and claims	$1,800,874	$1,843,572
Market risk benefits	21,487	26,470
Other liabilities	133,848	175,985
Separate account liabilities	4,767,199	4,634,856
Total liabilities	6,723,408	6,680,883
Shareholder’s Equity:
Common stock, $10 par value; 200,000 shares authorized, issued and outstanding	2,000	2,000
Additional paid-in capital	106,926	106,926
Retained earnings	434,593	428,525
Accumulated other comprehensive income (loss), net of tax	(71,660)	(106,570)
Total shareholder’s equity	471,859	430,881
Total liabilities and shareholder’s equity	$7,195,267	$7,111,764

See Notes to Financial Statements.

Riversource Life Insurance Co. of New York

STATEMENTS OF INCOME

(in thousands)

Years Ended December 31,	2025	2024	2023
Revenues
Premiums	$18,713	$27,135	$21,413
Net investment income	79,877	82,817	84,585
Policy and contract charges	132,420	125,670	123,750
Other revenues	24,330	23,564	22,102
Net realized investment gains (losses)	(1,527)	(419)	187
Total revenues	253,813	258,767	252,037

Benefits and Expenses
Benefits, claims, losses and settlement expenses	45,366	51,316	48,540
Interest credited to fixed accounts	41,050	49,396	51,609
Remeasurement (gains) losses of future policy benefit reserves	1,204	(8,588)	2,003
Change in fair value of market risk benefits	50,518	26,843	45,118
Amortization of deferred acquisition costs	13,820	14,146	14,822
Other insurance and operating expenses	34,685	36,697	35,823
Total benefits and expenses	186,643	169,810	197,915
Pretax income (loss)	67,170	88,957	54,122
Income tax provision (benefit)	11,102	15,563	7,555
Net income	$56,068	$73,394	$46,567

See Notes to Financial Statements.

STATEMENTS OF COMPREHENSIVE INCOME

(in thousands)

Years Ended December 31,	2025	2024	2023

Net income	$56,068	$73,394	$46,567
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on securities	39,880	(23,676)	41,675
Effect of changes in discount rate assumptions on certain long-duration contracts	(6,092)	9,241	(6,125)
Effect of changes in instrument-specific credit risk on market risk benefits	1,122	(2,175)	(2,950)
Total other comprehensive income (loss), net of tax	34,910	(16,610)	32,600
Total comprehensive income (loss)	$90,978	$56,784	$79,167

See Notes to Financial Statements.

Riversource Life Insurance Co. of New York

STATEMENTS OF SHAREHOLDER’S EQUITY

(in thousands)

	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total
Balances at January 1, 2023	$2,000	$106,926	$408,564	$(122,560)	$394,930
Net income	—	—	46,567	—	46,567
Other comprehensive income, net of tax	—	—	—	32,600	32,600
Cash dividend to RiverSource Life Insurance Company	—	—	(50,000)	—	(50,000)
Balances at December 31, 2023	2,000	106,926	405,131	(89,960)	424,097
Net income	—	—	73,394	—	73,394
Other comprehensive loss, net of tax	—	—	—	(16,610)	(16,610)
Cash dividend to RiverSource Life Insurance Company	—	—	(50,000)	—	(50,000)
Balances at December 31, 2024	2,000	106,926	428,525	(106,570)	430,881
Net income	—	—	56,068	—	56,068
Other comprehensive income, net of tax	—	—	—	34,910	34,910
Cash dividend to RiverSource Life Insurance Company	—	—	(50,000)	—	(50,000)
Balances at December 31, 2025	$2,000	$106,926	$434,593	$(71,660)	$471,859

See Notes to Financial Statements.

Riversource Life Insurance Co. of New York

STATEMENTS OF CASH FLOWS

(in thousands)

Years Ended December 31,	2025	2024	2023
Cash Flows from Operating Activities
Net income	$56,068	$73,394	$46,567
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation, amortization and accretion, net	833	1,412	2,049
Deferred income tax (benefit) expense	13,955	14,880	(1,519)
Contractholder and policyholder charges, non-cash	(27,665)	(27,735)	(27,744)
(Gain) loss from equity method investments	(65)	(62)	(72)
Net realized investment (gains) losses	1,635	914	431
Impairments and provision for loan losses	(108)	(495)	(618)
Changes in operating assets and liabilities:
Deferred acquisition costs	6,913	5,237	7,105
Policyholder account balances, future policy benefits and claims, and market risk benefits, net	(698)	(77,148)	(42,580)
Derivatives, net of collateral	(7,711)	1,897	(36,844)
Reinsurance recoverables	(13,131)	349	(4,765)
Receivables	(956)	(2,277)	553
Accrued investment income	175	1,013	(654)
Current income tax, net	(242)	(1,753)	(3,253)
Other, net	(41)	9,397	4,121
Net cash provided by (used in) operating activities	28,962	(977)	(57,223)

Cash Flows from Investing Activities
Available-for-Sale securities:
Proceeds from sales	7,501	4,609	902
Maturities, sinking fund payments and calls	174,342	127,776	115,763
Purchases	(157,878)	(216)	(120,653)
Proceeds from maturities and repayments of mortgage loans	14,159	17,214	15,195
Funding of mortgage loans	—	(3,000)	(2,626)
Proceeds from sales of other investments	21	21	22
Change in policy loans, net	(2,177)	(6,923)	(2,824)
Net cash provided by (used in) investing activities	35,968	139,481	5,779

Cash Flows from Financing Activities
Policyholder account balances:
Deposits and other additions	84,763	111,071	105,284
Net transfers from (to) separate accounts	(3,138)	(11,509)	(5,907)
Surrenders and other benefits	(121,680)	(122,035)	(132,933)
Proceeds from line of credit with Ameriprise Financial, Inc.	—	2,600	—
Payments on line of credit with Ameriprise Financial, Inc.	—	(2,600)	—
Cash received for purchased options with deferred premiums	—	—	10,823
Cash paid for purchased options with deferred premiums	(128)	(235)	(501)
Cash dividends to RiverSource Life Insurance Company	(50,000)	(50,000)	(50,000)
Net cash provided by (used in) financing activities	(90,183)	(72,708)	(73,234)
Net increase (decrease) in cash and cash equivalents	(25,253)	65,796	(124,678)
Cash and cash equivalents at beginning of period	145,878	80,082	204,760
Cash and cash equivalents at end of period	$120,625	$145,878	$80,082

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

NOTES TO FINANCIAL STATEMENTS

1. NATURE OF BUSINESS AND BASIS OF PRESENTATION

RiverSource Life Insurance Co. of New York (the “Company”) is a stock life insurance company which is domiciled and holds a Certificate of Authority in the State of New York. The Company is a wholly owned subsidiary of RiverSource Life Insurance Company (“RiverSource Life”), which is domiciled in Minnesota. RiverSource Life is a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”). The Company issues insurance and annuity products to customers in the State of New York.

The accompanying financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) which vary in certain respects from reporting practices prescribed or permitted by the New York State Department of Financial Services (“New York Department”) (the Company’s primary regulator) as described in Note 14. Certain reclassifications of prior period amounts have been made to conform with the current presentation.

The Company evaluated events or transactions that occurred after the balance sheet date for potential recognition or disclosure through April 22, 2026, the date the financial statements were issued. No subsequent events or transactions requiring recognition or disclosure were identified.

The Company’s operations constitute a single operating segment, and therefore a single reportable segment, as the chief operating decision maker (“CODM”) manages the business activities using information of the Company as a whole. As its CODM, the Company’s President and Chief Executive Officer utilizes the Statements of Income and its net income metric to allocate resources and assess performance of the Company. The accounting policies used to measure the profit and loss of the segment are the same as those described in Note 2.

The Company’s principal products are variable annuities, universal life (“UL”) insurance, including indexed universal life (“IUL”) and variable universal life (“VUL”) insurance, which are issued primarily to individuals. Waiver of premium and accidental death benefit riders are generally available with UL products, in addition to other benefit riders. Variable annuity contract purchasers can choose to add an optional guaranteed minimum death benefit (“GMDB”) rider to their contract.

The Company also offers payout annuities, term life insurance and disability income (“DI”) insurance.

The Company’s business is sold through the advisor network of Ameriprise Financial Services, LLC (“AFS”), a subsidiary of Ameriprise Financial. RiverSource Distributors, Inc., a subsidiary of Ameriprise Financial, serves as the principal underwriter and distributor of variable annuity and life insurance products issued by the Company.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Amounts Based on Estimates and Assumptions

Accounting estimates are an integral part of the financial statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and the recognition of credit losses or impairments, valuation of derivative instruments, litigation reserves, future policy benefits, market risk benefits, and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

Investments

Available-for-Sale Securities

Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (loss) (“AOCI”), net of impacts to benefit reserves, reinsurance recoverables and income taxes. Gains and losses are recognized on a trade date basis in the Statements of Income upon disposition of the securities.

Available-for-Sale securities are impaired when the fair value of an investment is less than its amortized cost. When an Available-for-Sale security is impaired, the Company first assesses whether or not: (i) it has the intent to sell the security (i.e., made a decision to sell) or (ii) it is more likely than not that the Company will be required to sell the security before its anticipated recovery. If either of these conditions exist, the Company recognizes an impairment by reducing the book value of the security for the difference between the investment’s amortized cost and its fair value with a corresponding charge to earnings. Subsequent increases in the fair value of Available-for-Sale securities that occur in periods after a write-down has occurred are recorded as unrealized gains in other comprehensive income (loss) (“OCI”), while subsequent decreases in fair value would continue to be recorded as reductions of book value with a charge to earnings.

For securities that do not meet the above criteria, the Company determines whether the decrease in fair value is due to a credit loss or due to other factors. The amount of impairment due to credit-related factors, if any, is recognized as an allowance for credit losses with a related charge to Net realized investment gains (losses). The allowance for credit losses is limited to the amount by which the security’s amortized cost basis exceeds its fair value. The amount of the impairment related to other factors is recognized in OCI.

RiverSource Life Insurance Co. of New York

Factors the Company considers in determining whether declines in the fair value of fixed maturity securities are due to credit-related factors include: (i) the extent to which the market value is below amortized cost; (ii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iii) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors.

If through subsequent evaluation there is a sustained increase in cash flows expected, both the allowance and related charge to earnings may be reversed to reflect the increase in expected principal and interest payments.

In order to determine the amount of the credit loss component for corporate debt securities, a best estimate of the present value of cash flows expected to be collected discounted at the security’s effective interest rate is compared to the amortized cost basis of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and the Company’s position in the debtor’s overall capital structure. When assessing potential credit-related impairments for structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities and asset backed securities), the Company also considers credit-related factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections.

Management has elected to exclude accrued interest in its measurement of the allowance for credit losses for Available-for-Sale securities. Accrued interest on Available-for-Sale securities is recorded as earned in Accrued investment income. Available-for-Sale securities are generally placed on nonaccrual status when the accrued balance becomes 90 days past due or earlier based on management’s evaluation of the facts and circumstances of each security under review. All previously accrued interest is reversed through Net investment income.

The Company invests in structured investments which are considered variable interest entities (“VIEs”) for which it is not the sponsor. These structured investments typically invest in fixed income instruments and are managed by third parties and include asset backed securities and commercial and residential mortgage backed securities. The Company classifies these investments as Available-for-Sale securities. The Company has determined that it is not the primary beneficiary of these structures due to the size of the Company’s investment in the entities and position in the capital structure of these entities. The Company’s maximum exposure to loss as a result of its investment in these structured investments is limited to its amortized cost. The Company has no obligation to provide financial or other support to the structured investments beyond its investment nor has the Company provided any support to the structured investments. See Note 5 for additional information on these structured investments.

Financing Receivables

Financing receivables are comprised of mortgage loans and policy loans.

Mortgage Loans

Mortgage loans are loans on commercial properties that are originated by the Company and are recorded at amortized cost less the allowance for credit losses.

Interest income is accrued as earned on the unpaid principal balances of the loans. Interest income recognized on mortgage loans is recorded in Net investment income.

Policy Loans

Policy loans do not exceed the cash surrender value at origination. As there is minimal risk of loss related to policy loans, there is no allowance for credit losses.

Interest income is accrued as earned on the unpaid principal balances of the loans. Interest income recognized on policy loans is recorded in Net investment income.

See Note 6 for additional information on financing receivables.

Allowance for Credit Losses

The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the financial assets to present the net amount expected to be collected over the asset’s expected life, considering past events, current conditions and reasonable and supportable forecasts of future economic conditions. Estimates of expected credit losses consider both historical charge-off and recovery experience as well as current economic conditions and management’s expectation of future charge-off and recovery levels. Expected losses related to risks other than credit risk are excluded from the allowance for credit losses. The allowance for credit losses is measured and recorded upon initial recognition of the loan, regardless of whether it is originated or purchased.

The allowance for credit losses for mortgage loans utilizes a probability of default and loss severity approach to estimate lifetime expected credit losses. Actual historical default and loss severity data is adjusted for current conditions and reasonable and supportable forecasts of future economic conditions to develop the probability of default and loss severity assumptions that are applied to the amortized cost basis of the loans over the expected life of each portfolio. The allowance for credit losses on mortgage loans is recorded through provisions charged to Net realized investment gains (losses) and is reduced/increased by net charge-offs/recoveries.

RiverSource Life Insurance Co. of New York

Management determines the adequacy of the allowance for credit losses based on the overall loan portfolio composition, recent and historical loss experience, and other pertinent factors, including when applicable, internal risk ratings, loan-to-value ratios, and occupancy rates, along with reasonable and supportable forecasts of economic and market conditions. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change. While the Company may attribute portions of the allowance to specific loan pools as part of the allowance estimation process, the entire allowance is available to absorb losses expected over the life of the loan portfolio.

Nonaccrual Loans

Mortgage loans are placed on nonaccrual status when either the collection of interest or principal has become 90 days past due or is otherwise considered doubtful of collection. When a loan is placed on nonaccrual status, unpaid accrued interest is reversed. Interest payments received on loans on nonaccrual status are generally applied to principal unless the remaining principal balance has been determined to be fully collectible. Management has elected to exclude accrued interest in its measurement of the allowance for credit losses for mortgage loans.

Loan Modifications

A loan is modified when the Company makes certain concessionary modifications to contractual terms such as principal forgiveness, interest rate reductions, other-than-insignificant payment delays, and/or term extensions in an attempt to make the loan more affordable to a borrower experiencing financial difficulties. Generally, performance prior to the modification or significant events that coincide with the modification are considered in assessing whether the borrower can meet the new terms which may result in the loan being returned to accrual status at the time of the modification or after a performance period. If the borrower’s ability to meet the revised payment schedule is not reasonably assured, the loan remains on nonaccrual status.

Charge-off and Foreclosure

Charge-offs are recorded when the Company concludes that all or a portion of the mortgage loan is uncollectible. Factors used by the Company to determine whether all amounts due on mortgage loans will be collected, include but are not limited to, the financial condition of the borrower, performance of the underlying properties, collateral and/or guarantees on the loan, and the borrower’s estimated future ability to pay based on property type and geographic location.

If it is determined that foreclosure on a mortgage loan is probable and the fair value is less than the current loan balance, expected credit losses are measured as the difference between the amortized cost basis of the asset and fair value less estimated costs to sell, if applicable. Upon foreclosure, the mortgage loan and related allowance are reversed, and the foreclosed property is recorded as real estate owned within Other assets.

Cash and Cash Equivalents

Cash equivalents include highly liquid investments with original or remaining maturities at the time of purchase of 90 days or less.

Reinsurance

The Company cedes insurance risk to other insurers under reinsurance agreements.

Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Reinsurance premiums paid for traditional life, long term care (“LTC”) and DI insurance and life contingent payout annuities, net of the change in any prepaid reinsurance asset, are reported as a reduction of Premiums. Reinsurance recoveries are reported as components of Benefits, claims, losses and settlement expenses.

UL and VUL reinsurance premiums are reported as a reduction of Policy and contract charges. In addition, for UL and VUL insurance policies, the net cost of reinsurance ceded, which represents the discounted amount of the expected cash flows between the reinsurer and the Company, is classified as an asset and amortized based on estimated gross profits over the period the reinsurance policies are in force. Changes in the net cost of reinsurance are reflected as a component of Policy and contract charges.

Insurance liabilities are reported before the effects of reinsurance. Policyholder account balances, future policy benefits and claims recoverable under reinsurance contracts are recorded within Reinsurance recoverables, net of the allowance for credit losses. The Company evaluates the financial condition of its reinsurers prior to entering into new reinsurance contracts and on a periodic basis during the contract term. The allowance for credit losses related to reinsurance recoverable is based on applying observable industry data including insurer ratings, default and loss severity data to the Company’s reinsurance recoverable balances. Management evaluates the results of the calculation and considers differences between the industry data and the Company’s data. Such differences include that the Company has no actual history of significant losses and that industry data may contain non-life insurers. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change given the long-term nature of these receivables. The allowance for credit losses on reinsurance recoverable is recorded through provisions charged to Benefits, claims, losses and settlement expenses.

RiverSource Life Insurance Co. of New York

The Company also assumes life insurance risk from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within Policyholder account balances, future policy benefits and claims.

See Note 8 for additional information on reinsurance.

Derivative Instruments and Hedging Activities

Freestanding derivative instruments are recorded at fair value and are reflected in Other assets or Other liabilities. The Company’s policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. The Company primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment.

Derivative instruments that are entered into for hedging purposes are designated as such at the time the Company enters into the contract. For all derivative instruments that are designated for hedging activities, the Company documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also documents its risk management objectives and strategies for entering into the hedge transactions. The Company assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, the Company will discontinue the application of hedge accounting.

For derivative instruments that do not qualify for hedge accounting or are not designated as accounting hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Statements of Income based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Statements of Income with the corresponding change in the hedged asset or liability.

The equity component of IUL obligations is considered an embedded derivative.

See Note 12 for information regarding the Company’s fair value measurement of derivative instruments and Note 16 for the impact of derivatives on the Statements of Income.

Market Risk Benefits

Market risk benefits are contracts or contract features that both provide protection to the contractholder from other-than-nominal capital market risk and expose the Company to other-than-nominal capital market risk. Market risk benefits include certain contract features on variable annuity products that provide minimum guarantees to contractholders. Guarantees accounted for as market risk benefits include GMDB, guaranteed minimum income benefit (“GMIB”), guaranteed minimum withdrawal benefits (“GMWB”) and guaranteed minimum accumulation benefits (“GMAB”). If a contract contains multiple market risk benefits, those market risk benefits are bundled together as a single compound market risk benefit.

Market risk benefits are measured at fair value, at the individual contract level, using a non-option-based valuation approach or an option-based valuation approach dependent upon the fee structure of the contract. Changes in fair value are recognized in net income each period with the exception of the portion of the change in fair value due to a change in the instrument-specific credit risk, which is recognized in OCI.

Deferred Acquisition Costs

The Company incurs costs in connection with acquiring new and renewal insurance and annuity businesses. The portion of these costs which are incremental and direct to the acquisition of a new or renewal insurance policy or annuity contract are deferred. Significant costs capitalized include sales based compensation related to the acquisition of new and renewal insurance policies and annuity contracts, medical inspection costs for successful sales, and a portion of employee compensation and benefit costs based upon the amount of time spent on successful sales. Sales based compensation paid to Ameriprise Financial’s advisors and employees and third-party distributors is capitalized. Employee compensation and benefits costs which are capitalized relate primarily to sales efforts, underwriting and processing. All other costs which are not incremental direct costs of acquiring an insurance policy or annuity contract are expensed as incurred. The deferred acquisition costs (“DAC”) associated with insurance policies or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as write-offs. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

The Company monitors other DAC amortization assumptions, such as persistency, mortality, morbidity, and variable annuity benefit utilization each quarter and, when assessed independently, each could impact the Company’s DAC balances. Unamortized DAC is reduced for actual experience in excess of expected experience.

The analysis of DAC balances and the corresponding amortization considers all relevant factors and assumptions described previously. Unless the Company’s management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

RiverSource Life Insurance Co. of New York

DAC is amortized on a constant-level basis for the grouped contracts over the expected contract term to approximate straight-line amortization. Contracts are grouped by contract type and issue year into cohorts consistent with the grouping used in estimating the associated liability for future policy benefits. DAC related to all long-duration product types (except for life contingent payout annuities) is grouped on a calendar-year annual basis for each legal entity. Further disaggregation is reported for any contracts that include an additional liability for death or other insurance benefit. DAC related to life contingent payout annuities is grouped on a calendar-year annual basis for each legal entity for policies issued prior to 2021 and on a quarterly basis for each legal entity thereafter.

DAC related to annuity products (including variable deferred annuities, fixed deferred annuities, and life contingent payout annuities) is amortized based on initial premium. DAC related to life insurance products (including UL insurance, VUL insurance, IUL insurance, term life insurance, and whole life insurance) is amortized based on original specified amount (i.e., face amount). DAC related to DI insurance is amortized based on original monthly benefit.

The accounting contract term for annuity products (except for life contingent payout annuities) is the projected accumulation period. Life contingent payout annuities are amortized over the period which annuity payments are expected to be paid. The accounting contract term for life insurance products is the projected life of the contract. DI insurance is amortized over the projected life of the contract, including the claim paying period.

Deferred Sales Inducement Costs

Deferred sales inducements are contract features that are intended to attract new customers or to persuade existing customers to keep their current policy. Sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized on a constant level basis using the same methodology and assumptions used to amortize DAC. Deferred sales inducement costs (“DSIC”) is recorded in Other assets and amortization of DSIC is recorded in Benefits, claims, losses and settlement expenses.

Separate Account Assets and Liabilities

Separate account assets represent funds held for the benefit of, and Separate account liabilities represent the obligation to, the variable annuity contractholders and variable life insurance policyholders who have a contractual right to receive the benefits of their contract or policy and bear the related investment risk. Gains and losses on separate account assets accrue directly to the contractholder or policyholder and are not reported in the Company’s Statements of Income. Separate account assets are recorded at fair value and Separate account liabilities are equal to the assets recognized.

Policyholder Account Balances, Future Policy Benefits and Claims

The Company establishes reserves to cover the benefits associated with non-traditional and traditional long-duration products. Non-traditional long-duration products include variable annuity contracts, fixed annuity contracts and UL and VUL policies. Traditional long-duration products include term life, whole life, DI and LTC insurance products and life contingent payout annuity products.

Non-Traditional Long-Duration Products

The liabilities for non-traditional long-duration products include fixed account values on variable and fixed annuities and UL and VUL policies, non-life contingent payout annuities, liabilities for guaranteed benefits associated with variable annuities and embedded derivatives for IUL products.

Liabilities for fixed account values on variable annuities, fixed deferred annuities, and UL and VUL policies are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges. The liability for non-life contingent payout annuities is recognized as the present value of future payments using the effective yield at inception of the contract.

A portion of the Company’s UL and VUL policies have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges. The liability for these future losses is determined at the reporting date by estimating the death benefits in excess of account value and recognizing the excess over the estimated life based on expected assessments (e.g. cost of insurance charges, contractual administrative charges, similar fees and investment margin). See Note 9 for information regarding the liability for contracts with secondary guarantees. Liabilities for IUL products are equal to the accumulation of host contract values, guaranteed benefits, and the fair value of embedded derivatives.

See Note 11 for information regarding variable annuity guarantees.

RiverSource Life Insurance Co. of New York

Embedded Derivatives

The fair value of embedded derivatives related to IUL fluctuate based on equity markets and interest rates and the estimate of the Company’s nonperformance risk and is recorded in Policyholder account balances, future policy benefits and claims. See Note 12 for information regarding the fair value measurement of embedded derivatives.

Traditional Long-Duration Products

The liability for future policy benefits for traditional long-duration products include cash flows related to unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC insurance policies and life contingent payout annuity policies as claims are incurred in the future. A liability for future policy benefits, which is the present value of estimated future policy benefits to be paid to or on behalf of policyholders and certain related expenses less the present value of estimated future net premiums to be collected from policyholders, is accrued as premium revenue is recognized. Expected insurance benefits are accrued over the life of the contract in proportion to premium revenue recognized (referred to as the net premium approach). The net premium ratio reflects cash flows from contract inception to contract termination (i.e., through the claim paying period) and cannot exceed 100%.

Assumptions utilized in the net premium approach, including mortality, morbidity, and terminations, are reviewed as part of experience studies at least annually or more frequently if suggested by evidence. Expense assumptions and actual expenses are updated within the net premium calculation consistent with other policyholder assumptions.

The updated cash flows used in the calculation are discounted using a forward rate curve. The discount rate represents an upper-medium-grade (i.e., low credit risk) fixed-income instrument yield (i.e., an A rating) that reflects the duration characteristics of the liability. Discount rates are locked in annually, at the end of each year for all products, except life contingent payout annuities, and calculated as the monthly average discount rate curves for the year. For life contingent payout annuities, the discount rates are locked in quarterly at the end of each quarter based on the average of the three months for the quarter.

The liability for future policy benefits will be updated for actual experience at least on an annual basis and concurrent with changes to cash flow assumptions. When net premiums are updated for cash flow changes, the estimated cash flows over the entire life of a group of contracts are updated using historical experience and updated future cash flow assumptions.

The revised net premiums are used to calculate an updated liability for future policy benefits as of the beginning of the reporting period, discounted at the original locked in rate (i.e., contract issuance rate). The updated liability for future policy benefits as of the beginning of the reporting period is then compared with the carrying amount of the liability as of that date prior to updating cash flow assumptions to determine the current period remeasurement gain or loss reflected in current period earnings. The revised net premiums are then applied as of the beginning of the quarter to calculate the benefit expense for the current reporting period.

The difference between the updated carrying amount of the liability for future policy benefits measured using the current discount rate assumption and the original discount rate assumption is recognized in OCI. The interest accretion rate remains the original discount rate used at contract issue date.

If the updating of cash flow assumptions results in the present value of future benefits and expenses exceeding the present value of future gross premiums, a charge to net income is recorded for the current reporting period such that net premiums are set equal to gross premiums. In subsequent periods, the liability for future policy benefits is accrued with net premiums set equal to gross premiums.

Contracts (except for life contingent payout annuities sold subsequent to December 31, 2020) are grouped into cohorts by contract type and issue year, as well as by legal entity and reportable segment. Life contingent payout annuities sold in periods beginning in 2021 are grouped into quarterly cohorts.

See Note 9 for information regarding the liabilities for traditional long-duration products.

Deferred Profit Liability

For limited-payment products, gross premiums received in excess of net premiums are deferred at initial recognition as a deferred profit liability (“DPL”). Gross premiums are measured using assumptions consistent with those used in the measurement of the liability for future policy benefits, including discount rate, mortality, lapses and expenses.

The DPL is amortized and recognized as premium revenue in proportion to expected future benefit payments from annuity contracts. Interest is accreted on the balance of the DPL using the discount rate determined at contract issuance. The Company reviews and updates its estimate of cash flows from the DPL at the same time as the estimates of cash flows for the liability for future policy benefits. When cash flows are updated, the updated estimates are used to recalculate the DPL at contract issuance. The recalculated DPL as of the beginning of the current reporting period is compared to the carrying amount of the DPL as of the beginning of the current reporting period, and any difference is recognized as either a charge or credit to premium revenue.

DPL is recorded in Policyholder account balances, future policy benefits and claims and included as a reconciling item within Note 9.

RiverSource Life Insurance Co. of New York

Unearned Revenue Liability

The Company’s UL and VUL policies require payment of fees or other policyholder assessments in advance for services to be provided in future periods. These charges are deferred as unearned revenue and amortized using the same assumptions and factors used to amortize DAC. The unearned revenue liability is recorded in Other liabilities and the amortization is recorded in Policy and contract charges.

Income Taxes

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The Company’s taxable income is included in the consolidated federal income tax return of Ameriprise Financial. The Company provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded. The controlled group for which the Company is a member is an applicable corporation with regard to the corporate alternative minimum tax (“CAMT”) and is therefore required to compute the CAMT. In accordance with the tax sharing agreement, Ameriprise Financial will be liable for any CAMT liability and expense.

The Company’s provision for income taxes represents the net amount of income taxes that the Company expects to pay or to receive from various taxing jurisdictions in connection with its operations. The Company provides for income taxes based on amounts that the Company believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the financial statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes.

The Company is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable income in prior carryback years; and (iv) tax planning strategies. Management may need to identify and implement appropriate planning strategies to ensure its ability to realize deferred tax assets and reduce the likelihood of the establishment of a valuation allowance with respect to such assets. See Note 18 for additional information on the Company’s valuation allowance.

Changes in tax rates and tax law are accounted for in the period of enactment. Deferred tax assets and liabilities are adjusted for the effect of a change in tax laws or rates and the effect is included in net income.

Revenue Recognition

Premiums on traditional life, DI and LTC insurance products and life contingent payout annuities are net of reinsurance ceded and are recognized as revenue when due.

Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term. When actual prepayments differ significantly from originally anticipated prepayments, the retrospective effective yield is recalculated to reflect actual payments to date and updated future payment assumptions and a catch-up adjustment is recorded in the current period. In addition, the new effective yield, which reflects anticipated future payments, is used prospectively.

Mortality and expense risk fees are generally calculated as a percentage of the fair value of assets held in separate accounts and recognized when assessed. Variable annuity guaranteed benefit rider charges and cost of insurance charges on UL and VUL insurance and contract charges (net of reinsurance premiums and cost of reinsurance for UL insurance products) and surrender charges on annuities and UL and VUL insurance are recognized as revenue when assessed. These fees and charges are recorded in Policy and contract charges.

Realized gains and losses on the sale of securities, other than equity method investments, are recognized using the specific identification method on a trade date basis.

Fees received under marketing support and distribution services arrangements are recognized as revenue when earned.

See Note 4 for further discussion of accounting policies on revenue from contracts with customers.

RiverSource Life Insurance Co. of New York

3. RECENT ACCOUNTING PRONOUNCEMENTS

Adoption of New Accounting Standards

Income Taxes — Improvements to Income Tax Disclosures

In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-09, Improvements to Income Tax Disclosures, updating the accounting standards related to income tax disclosures, primarily focused on the disaggregation of income taxes paid and the rate reconciliation table. The standard is to be applied prospectively with an option for retrospective application and is effective for annual periods beginning after December 15, 2024. The Company elected retrospective application and adopted the standard on January 1, 2025. The adoption of the standard did not have an impact on the Company’s financial condition and results of operations as the standard is disclosure-related only.

Future Adoption of New Accounting Standards

Expenses — Disaggregation of Income Statement Expenses

In November 2024, the FASB issued ASU 2024-03, Disaggregation of Income Statement Expenses, requiring public business entities to disclose disaggregated information about certain income statement expense line items. The disaggregated disclosures are required to be in the footnotes to the financial statements on an annual and interim basis. The standard is to be applied prospectively and is effective for annual periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. The Company is assessing changes to disclosures resulting from the standard. The adoption of the standard will not have an impact on the Company’s financial condition and results of operations as the standard is disclosure-related only.

Financial Instruments — Measurement of Credit Losses for Accounts Receivable and Contract Assets

In July 2025, the FASB issued ASU 2025-05, Measurement of Credit Losses for Accounts Receivable and Contract Assets, which allows all entities to apply a practical expedient when estimating expected credit losses that assumes current conditions as of the balance sheet date will remain unchanged over the asset’s remaining life. The standard is effective for annual periods beginning after December 15, 2025, and interim reporting periods within those years. The adoption of the standard will not have an impact on the Company’s financial condition and results of operations.

Intangibles — Internal-Use Software

In September 2025, the FASB issued ASU 2025-06, Targeted Improvements to the Accounting for Internal-Use Software, to clarify and modernize the accounting treatment for internal-use software costs by eliminating the use of the sequential software development project stages method and provide further guidance on when an entity is required to start capitalizing eligible costs. Under the new guidance, capitalization begins when both of the following occur: (a) management, with the relevant authority, implicitly or explicitly authorizes and commits to funding a computer software project and (b) it is probable that the project will be completed, and the software will be used to perform the function intended. The Company can elect prospective, retrospective, or modified retrospective adoption. The standard is effective for annual periods beginning after December 15, 2027, and interim reporting periods within those years. The Company is evaluating the impact of the standard on its financial condition and results of operations.

Financial Instruments — Credit Losses: Purchased Loans

In November 2025, the FASB issued ASU 2025-08, Purchased Loans, which amends the accounting for certain acquired seasoned loans to require recognizing them at their purchase price plus an allowance for expected credit losses (referred to as the gross-up method). The standard is effective for annual periods beginning after December 15, 2026, including interim periods within those years, and must be applied prospectively. The Company is evaluating the impact of this standard on its financial condition and results of operations.

Derivatives and Hedging — Hedge Accounting Improvements

In November 2025, the FASB issued ASU 2025-09, Hedge Accounting Improvements, to make targeted changes within the hedge accounting model. The updates primarily relate to cash flow hedges and certain fair value and net investment hedges. The standard is effective for annual periods beginning after December 15, 2026, including interim periods within those years, and must be applied prospectively. The Company is evaluating the impact of this standard on its financial condition and results of operations.

RiverSource Life Insurance Co. of New York

4. REVENUE FROM CONTRACTS WITH CUSTOMERS

The following table presents disaggregated revenue from contracts with customers and a reconciliation to total revenues reported on the Statements of Income:

	Years Ended December 31,
(in thousands)	2025	2024	2023
Policy and contract charges
Affiliated (from Columbia Management Investment Distributors, Inc.)	$9,570	$9,678	$9,193
Unaffiliated	1,040	996	850
Total	10,610	10,674	10,043
Other revenues
Administrative fees
Affiliated (from Columbia Management Investment Services, Corp.)	2,460	2,498	2,317
Unaffiliated	1,213	1,172	1,029
	3,673	3,670	3,346
Other fees
Affiliated (from Columbia Management Investment Advisers, LLC (“CMIA”))	20,240	19,527	18,482
Unaffiliated	285	272	230
	20,525	19,799	18,712
Total	24,198	23,469	22,058
Total revenue from contracts with customers	34,808	34,143	32,101
Revenue from other sources(1)	219,005	224,624	219,936
Total revenues	$253,813	$258,767	$252,037

(1)	Amounts primarily consist of revenue associated with insurance and annuity products and investment income from financial instruments.

The following discussion describes the nature, timing, and uncertainty of revenues and cash flows arising from the Company’s contracts with customers.

Policy and Contract Charges

The Company earns revenue for providing distribution-related services to affiliated and unaffiliated mutual funds that are available as underlying investments in its variable annuity and variable life insurance products. The performance obligation is satisfied at the time the mutual fund is distributed. Revenue is recognized over the time the mutual fund is held in the variable product and is generally earned based on a fixed rate applied, as a percentage, to the net asset value of the fund. The revenue is not recognized at the time of sale because it is variably constrained due to factors outside the Company’s control, including market volatility and how long the fund(s) remain in the insurance policy or annuity contract. The revenue will not be recognized until it is probable that a significant reversal will not occur. These fees are accrued and collected on a monthly basis.

Other Revenues

Administrative Fees

The Company earns revenue for providing customer support, contract servicing and administrative services for affiliated and unaffiliated mutual funds that are available as underlying instruments in its variable annuity and variable life insurance products. The transfer agent and administration revenue is earned daily based on a fixed rate applied, as a percentage, to assets under management. These performance obligations are considered a series of distinct services that are substantially the same and are satisfied each day over the contract term. These fees are accrued and collected on a monthly basis.

Other Fees

The Company earns revenue for providing affiliated and unaffiliated partners an opportunity to educate the financial advisors of its affiliate, AFS, that sell the Company’s products as well as product and marketing personnel to support the offer, sale and servicing of funds within the Company’s variable annuity and variable life insurance products. These payments allow the parties to train and support the advisors, explain the features of their products, and distribute marketing and educational materials. The affiliated revenue is earned based on a rate, updated at least annually, which is applied, as a percentage, to the market value of assets invested. The unaffiliated revenue is earned based on a fixed rate applied, as a percentage, to the market value of assets invested. These performance obligations are considered a series of distinct services that are substantially the same and are satisfied each day over the contract term. These fees are accrued and collected on a monthly basis.

Receivables

Receivables for revenue from contracts with customers are recognized when the performance obligation is satisfied and the Company has an unconditional right to the revenue. Receivables related to revenues from contracts with customers were $3.4 million and $3.2 million as of December 31, 2025 and 2024, respectively.

RiverSource Life Insurance Co. of New York

5. INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

	December 31, 2025
Description of Securities (in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Fixed maturities:
Corporate debt securities	$915,381	$21,506	$(55,163)	$881,724
Residential mortgage backed securities	284,339	806	(30,120)	255,025
Commercial mortgage backed securities	232,459	57	(14,854)	217,662
State and municipal obligations	67,798	4,800	(315)	72,283
Asset backed securities	18,579	466	(701)	18,344
Foreign government bonds and obligations	528	91	—	619
U.S. government and agency obligations	220	3	—	223
Total	$1,519,304	$27,729	$(101,153)	$1,445,880

	December 31, 2024
Description of Securities (in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Fixed maturities:
Corporate debt securities	$902,842	$14,151	$(75,598)	$841,395
Residential mortgage backed securities	264,471	146	(40,511)	224,106
Commercial mortgage backed securities	283,246	—	(25,417)	257,829
State and municipal obligations	69,925	3,528	(446)	73,007
Asset backed securities	24,305	544	(1,359)	23,490
Foreign government bonds and obligations	531	54	—	585
U.S. government and agency obligations	217	1	—	218
Total	$1,545,537	$18,424	$(143,331)	$1,420,630

As of December 31, 2025 and 2024, accrued interest of $13.8 million and $13.9 million, respectively, is excluded from the amortized cost basis of Available-for-Sale securities in the tables above and is recorded in Accrued investment income.

As of December 31, 2025 and 2024, fixed maturity securities comprised approximately 89% and 88%, respectively, of the Company’s total investments. Rating agency designations are based on the availability of ratings from Nationally Recognized Statistical Rating Organizations (“NRSROs”), including Moody’s Investors Service (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Ratings Ltd. (“Fitch”). The Company uses the median of available ratings from Moody’s, S&P and Fitch, or if fewer than three ratings are available, the lower rating is used. When ratings from Moody’s, S&P and Fitch are unavailable, the Company may utilize ratings from other NRSROs or rate the securities internally. As of December 31, 2025 and 2024, $4.9 million and $9.4 million, respectively, of securities were internally rated by CMIA, an affiliate of the Company, using criteria similar to those used by NRSROs.

A summary of fixed maturity securities by rating was as follows:

	December 31, 2025			December 31, 2024
Ratings (in thousands, except percentages)	Amortized Cost	Fair Value	Percent of Total Fair Value	Amortized Cost	Fair Value	Percent of Total Fair Value
AAA	$261,858	$247,062	17%	$295,791	$270,009	19%
AA	319,545	296,261	21	321,502	285,980	20
A	266,064	261,977	18	187,262	181,984	13
BBB	641,660	612,782	42	707,754	651,579	46
Below investment grade	30,177	27,798	2	33,228	31,078	2
Total fixed maturities	$1,519,304	$1,445,880	100%	$1,545,537	$1,420,630	100%

As of December 31, 2025 and 2024, approximately 76% and 74% of securities rated AA were GNMA, FNMA and FHLMC mortgage backed securities, respectively. No holdings of any issuer were greater than 10% of the Company’s total shareholder’s equity as of both December 31, 2025 and 2024.

RiverSource Life Insurance Co. of New York

The following tables summarize the fair value and gross unrealized losses on Available-for-Sale securities, aggregated by major investment type and the length of time that individual securities have been in a continuous unrealized loss position for which no allowance for credit losses has been recorded:

	December 31, 2025
	Less than 12 Months			12 Months or More			Total
Description of Securities (in thousands, except number of securities)	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	17	$62,861	$(4,605)	133	$497,497	$(50,558)	150	$560,358	$(55,163)
Residential mortgage backed securities	1	297	(1)	56	204,887	(30,119)	57	205,184	(30,120)
Commercial mortgage backed securities	—	—	—	69	209,765	(14,854)	69	209,765	(14,854)
State and municipal obligations	2	1,280	(34)	6	4,319	(281)	8	5,599	(315)
Asset backed securities	—	—	—	8	16,368	(701)	8	16,368	(701)
Total	20	$64,438	$(4,640)	272	$932,836	$(96,513)	292	$997,274	$(101,153)

	December 31, 2024
	Less than 12 Months			12 Months or More			Total
Description of Securities (in thousands, except number of securities)	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	45	$160,846	$(7,630)	151	$515,598	$(67,968)	196	$676,444	$(75,598)
Residential mortgage backed securities	2	2,242	(94)	56	215,835	(40,417)	58	218,077	(40,511)
Commercial mortgage backed securities	—	—	—	86	257,829	(25,417)	86	257,829	(25,417)
State and municipal obligations	5	3,860	(63)	9	6,372	(383)	14	10,232	(446)
Asset backed securities	—	—	—	9	18,493	(1,359)	9	18,493	(1,359)
Total	52	$166,948	$(7,787)	311	$1,014,127	$(135,544)	363	$1,181,075	$(143,331)

As part of the Company’s ongoing monitoring process, management determined that the decrease in total gross unrealized losses on its Available-for-Sale securities for which an allowance for credit losses has not been recognized during the year ended December 31, 2025 is primarily attributable to interest rate movements and tightening of credit spreads. As of December 31, 2025, the Company did not recognize these unrealized losses in earnings because it was determined that such losses were due to non-credit factors. The Company does not intend to sell these securities and does not believe that it is more likely than not that the Company will be required to sell these securities before the anticipated recovery of the remaining amortized cost basis. As of December 31, 2025 and 2024, approximately 92% and 93%, respectively, of the total of Available-for-Sale securities with gross unrealized losses were considered investment grade.

The following table presents a rollforward of the allowance for credit losses on Available-for-Sale securities:

(in thousands)	Corporate Debt Securities
Balance at January 1, 2023	$572
Additions for which credit losses were not previously recorded	365
Reductions for securities sold during the period (realized)	(458)
Additional increases (decreases) on securities that had an allowance recorded in a previous period	(114)
Balance at December 31, 2023	365
Reductions for securities sold during the period (realized)	(389)
Additional increases (decreases) on securities that had an allowance recorded in a previous period	24
Balance at December 31, 2024	—
Additional increases (decreases) on securities that had an allowance recorded in a previous period	—
Balance at December 31, 2025	$—

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in Net realized investment gains (losses) were as follows:

	Years Ended December 31,
(in thousands)	2025	2024	2023
Gross realized investment gains	$757	$403	$93
Gross realized investment losses	(2,392)	(1,317)	(524)
Credit reversals (losses)	—	365	207
Total	$(1,635)	$(549)	$(224)

RiverSource Life Insurance Co. of New York

For the year ended December 31, 2024, net credit reversals primarily related to the sale of a previously impaired corporate debt security in the communications industry. For the year ended December 31, 2023, net credit reversals primarily related to the reversal of a previously recorded allowance for credit losses due to the sale of a corporate debt security in the communications industry partially offset by recording an allowance for credit losses of another corporate debt security in the communications industry.

See Note 17 for a rollforward of net unrealized investment gains (losses) included in AOCI.

Available-for-Sale securities by contractual maturity as of December 31, 2025 were as follows:

(in thousands)	Amortized Cost	Fair Value
Due within one year	$37,063	$36,883
Due after one year through five years	136,629	131,741
Due after five years through 10 years	218,565	204,045
Due after 10 years	591,670	582,180
	983,927	954,849
Residential mortgage backed securities	284,339	255,025
Commercial mortgage backed securities	232,459	217,662
Asset backed securities	18,579	18,344
Total	$1,519,304	$1,445,880

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities and asset backed securities are not due at a single maturity date. As such, these securities were not included in the maturities distribution.

The following is a summary of Net investment income:

	Years Ended December 31,
(in thousands)	2025	2024	2023
Available-for-Sale securities	$64,083	$65,545	$66,737
Mortgage loans	5,087	5,649	6,080
Other investments	12,130	13,094	13,384
	81,300	84,288	86,201
Less: investment expenses	1,423	1,471	1,616
Total	$79,877	$82,817	$84,585

Net realized investment gains (losses) are summarized as follows:

	Years Ended December 31,
(in thousands)	2025	2024	2023
Fixed maturities	$(1,635)	$(549)	$(224)
Mortgage loans	108	130	411
Total	$(1,527)	$(419)	$187

6. FINANCING RECEIVABLES

Financing receivables are comprised of mortgage loans and policy loans. See Note 2 for information regarding the Company’s accounting policies related to financing receivables and the allowance for credit losses.

Allowance for Credit Losses

The following table presents a rollforward of the allowance for credit losses:

(in thousands)	Mortgage Loans
Balance at January 1, 2023	$965
Provisions	(411)
Balance at December 31, 2023	554
Provisions	(130)
Balance at December 31, 2024	424
Provisions	(108)
Balance at December 31, 2025	$316

As of December 31, 2025 and 2024, accrued interest on mortgage loans was $387 thousand and $432 thousand, respectively, and is recorded in Accrued investment income and excluded from the amortized cost basis of mortgage loans.

RiverSource Life Insurance Co. of New York

Credit Quality Information

There were no nonperforming loans as of both December 31, 2025 and 2024.

Mortgage Loans

The Company reviews the credit worthiness of the borrower and the performance of the underlying properties in order to determine the risk of loss on mortgage loans. Loan-to-value ratio is the primary credit quality indicator included in this review.

Based on this review, the mortgage loans are assigned an internal risk rating, which management updates when credit risk changes. There were no mortgage loans which management has assigned its highest risk rating as of both December 31, 2025 and 2024. Loans with the highest risk rating represent distressed loans which the Company has identified as impaired or expects to become delinquent or enter into foreclosure within the next six months. There were no mortgage loans past due as of both December 31, 2025 and 2024.

The tables below present the amortized cost basis of mortgage loans by year of origination and loan-to-value ratio:

	December 31, 2025
(in thousands)	2025	2024	2023	2022	2021	Prior	Total
Loan-to-Value Ratio
>100%	$—	$—	$—	$—	$—	$—	$—
80% – 100%	—	—	—	—	—	—	—
60% – 80%	—	2,932	—	5,144	—	7,137	15,213
40% – 60%	—	—	—	2,620	2,333	18,603	23,556
<40%	—	—	1,306	—	2,777	74,239	78,322
Total	$—	$2,932	$1,306	$7,764	$5,110	$99,979	$117,091

	December 31, 2024
(in thousands)	2024	2023	2022	2021	2020	Prior	Total
Loan-to-Value Ratio
>100%	$—	$—	$—	$—	$—	$—	$—
80% – 100%	—	—	—	—	—	—	—
60% – 80%	2,987	—	4,111	—	5,418	5,108	17,624
40% – 60%	—	—	2,755	2,384	6,366	28,864	40,369
<40%	—	1,414	1,100	2,881	8,324	59,538	73,257
Total	$2,987	$1,414	$7,966	$5,265	$20,108	$93,510	$131,250

Loan-to-value ratio is based on income and expense data provided by borrowers at least annually and long-term capitalization rate assumptions based on property type.

In addition, the Company reviews the concentrations of credit risk by region and property type. Concentrations of credit risk of mortgage loans by U.S. region were as follows:

	Loans		Percentage
	December 31,		December 31,
(in thousands)	2025	2024	2025	2024
East North Central	$9,864	$10,463	8%	8%
East South Central	4,121	4,520	4	3
Middle Atlantic	14,388	15,236	12	12
Mountain	11,335	15,563	10	12
New England	3,233	3,382	3	3
Pacific	36,974	41,816	32	32
South Atlantic	24,835	26,828	21	20
West North Central	7,442	8,202	6	6
West South Central	4,899	5,240	4	4
Total	$117,091	$131,250	100%	100%

RiverSource Life Insurance Co. of New York

Concentrations of credit risk of mortgage loans by property type were as follows:

	Loans		Percentage
	December 31,		December 31,
(in thousands)	2025	2024	2025	2024
Apartments	$38,002	$42,598	32%	33%
Industrial	22,212	23,951	19	18
Mixed use	5,260	5,575	4	4
Office	11,255	16,088	10	12
Retail	32,613	34,710	28	27
Other	7,749	8,328	7	6
Total	$117,091	$131,250	100%	100%

Policy Loans

Policy loans do not exceed the cash surrender value at origination. As there is minimal risk of loss related to policy loans, there is no allowance for credit losses.

7. DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

The following tables summarize the balances of and changes in DAC:

(in thousands)	Variable Annuities	Fixed Annuities	Universal Life Insurance	Variable Universal Life Insurance	Indexed Universal Life Insurance
Balance at January 1, 2025	$101,018	$2,102	$5,484	$29,889	$16,901
Capitalization of acquisition costs	3,068	—	19	3,366	184
Amortization	(8,574)	(403)	(412)	(2,482)	(1,253)
Balance at December 31, 2025	$95,512	$1,699	$5,091	$30,773	$15,832

(in thousands)	Other Life Insurance	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Income Insurance	Total, All Products
Balance at January 1, 2025	$71	$577	$783	$4,871	$161,696
Capitalization of acquisition costs	—	92	(14)	192	6,907
Amortization	(8)	(40)	(61)	(587)	(13,820)
Balance at December 31, 2025	$63	$629	$708	$4,476	$154,783

(in thousands)	Variable Annuities	Fixed Annuities	Universal Life Insurance	Variable Universal Life Insurance	Indexed Universal Life Insurance
Balance at January 1, 2024	$105,559	$2,569	$5,897	$28,611	$17,858
Capitalization of acquisition costs	4,264	—	23	3,693	355
Amortization	(8,805)	(467)	(436)	(2,415)	(1,312)
Balance at December 31, 2024	$101,018	$2,102	$5,484	$29,889	$16,901

(in thousands)	Other Life Insurance	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Income Insurance	Total, All Products
Balance at January 1, 2024	$79	$264	$807	$5,289	$166,933
Capitalization of acquisition costs	—	340	39	195	8,909
Amortization	(8)	(27)	(63)	(613)	(14,146)
Balance at December 31, 2024	$71	$577	$783	$4,871	$161,696

RiverSource Life Insurance Co. of New York

The following tables summarize the balances of and changes in DSIC:

(in thousands)	Variable Annuities	Fixed Annuities	Total, All Products
Balance at January 1, 2025	$5,366	$624	$5,990
Amortization	(540)	(119)	(659)
Balance at December 31, 2025	$4,826	$505	$5,331

(in thousands)	Variable Annuities	Fixed Annuities	Total, All Products
Balance at January 1, 2024	$5,950	$771	$6,721
Amortization	(584)	(147)	(731)
Balance at December 31, 2024	$5,366	$624	$5,990

8. REINSURANCE

The Company reinsures a portion of its insurance risks through reinsurance agreements with unaffiliated reinsurance companies.

Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

The Company generally reinsures 90% of the death benefit liability for new term life insurance policies beginning in 2002 and new individual UL and VUL insurance policies beginning in 2003. Policies issued prior to these dates are not subject to these same reinsurance levels.

For IUL policies issued after September 1, 2013 and VUL policies issued after January 1, 2014, the Company generally reinsures 50% of the death benefit liability.

The maximum amount of life insurance risk the Company will retain is $10 million on a single life and $10 million on any flexible premium survivorship life policy; however, reinsurance agreements are in place such that retaining more than $1.5 million of insurance risk on a single life or a flexible premium survivorship life policy is very unusual. Risk on UL and VUL policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2002 is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

The Company also has life insurance risk previously assumed under reinsurance arrangements with an unaffiliated insurance company.

As of December 31, 2002, the Company discontinued underwriting LTC insurance. For existing LTC policies, the Company has continued ceding 50% of the risk on a coinsurance basis to Genworth Life Insurance Company of New York (“Genworth”) and retains the remaining risk. This reinsurance arrangement applies for 1996 and later issues only, which are about 91% of the Company’s total in force policies. Under these agreements, the Company has the right, but never the obligation, to recapture some, or all, of the risk ceded to Genworth.

Generally, the Company retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in 2010 and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. The Company retains all risk for new claims on DI contracts sold prior to 2010. The Company also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

As of both December 31, 2025 and 2024, traditional life and UL insurance policies in force were $11.2 billion, of which $7.8 billion and $7.9 billion as of December 31, 2025 and 2024, respectively, were reinsured at the respective year ends.

The effect of reinsurance on premiums for traditional long-duration products was as follows:

	Years Ended December 31,
(in thousands)	2025	2024	2023
Direct premiums	$29,504	$37,884	$32,254
Reinsurance ceded	(10,791)	(10,749)	(10,841)
Net premiums	$18,713	$27,135	$21,413

Policy and contract charges are presented on the Statements of Income net of $12.4 million, $11.6 million and $11.0 million of reinsurance ceded for non-traditional long-duration products for the years ended December 31, 2025, 2024 and 2023, respectively.

The amount of claims recovered through reinsurance on all contracts was $25.4 million, $20.3 million and $22.6 million for the years ended December 31, 2025, 2024 and 2023, respectively.

Reinsurance recoverables include approximately $152.1 million and $146.7 million related to LTC risk ceded to Genworth as of December 31, 2025 and 2024, respectively.

Policyholder account balances, future policy benefits and claims include $880 thousand and $981 thousand related to previously assumed reinsurance arrangements as of December 31, 2025 and 2024, respectively.

RiverSource Life Insurance Co. of New York

9. POLICYHOLDER ACCOUNT BALANCES, FUTURE POLICY BENEFITS AND CLAIMS

Policyholder account balances, future policy benefits and claims consisted of the following:

	December 31,
(in thousands)	2025	2024
Policyholder account balances
Policyholder account balances	$1,201,148	$1,266,039
Future policy benefits
Reserve for future policy benefits	462,888	452,282
Deferred profit liability	8,603	8,412
Additional liabilities for insurance guarantees	105,216	93,655
Other insurance and annuity liabilities	10,561	14,399
Total future policy benefits	587,268	568,748
Policy claims and other policyholders’ funds	12,458	8,785
Total policyholder account balances, future policy benefits and claims	$1,800,874	$1,843,572

Variable Annuities

Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts issued by the Company contain a GMDB. The Company previously offered contracts with GMAB, GMWB and GMIB provisions. See Note 2 and Note 11 for information regarding the Company’s variable annuity guarantees. See Note 12 and Note 16 for additional information regarding the Company’s derivative instruments used to hedge risks related to these guarantees.

Fixed Annuities

Fixed annuities include both deferred and payout contracts. In 2020, the Company discontinued sales of fixed deferred annuities.

Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates.

Insurance Liabilities

UL policies accumulate cash value that increases by a fixed interest rate. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion of their account balance to a fixed account or a separate account. A vast majority of the premiums received for VUL policies are held in separate accounts where the assets are held for the exclusive benefit of those policyholders.

IUL is a UL policy that includes an indexed account. The rate of credited interest for funds allocated by a contractholder to the indexed account is linked to the performance of the specific index for the indexed account (subject to stated account parameters, which include a cap and floor, or a spread). The policyholder may allocate all or a portion of the policy value to a fixed or any available indexed account. The amount allocated by a contractholder to the indexed account creates an embedded derivative which is measured at fair value. The Company hedges the interest credited rate including equity and interest rate risk related to the indexed account with freestanding derivative instruments. See Note 16 for additional information regarding the Company’s derivative instruments used to hedge the risk related to IUL.

The Company also offers term life insurance as well as DI products. The Company no longer offers standalone LTC products and whole life insurance but has in force policies from prior years.

Insurance liabilities include accumulation values, incurred but not reported claims, obligations for anticipated future claims, unpaid reported claims and claim adjustment expenses.

RiverSource Life Insurance Co. of New York

The balances of and changes in policyholder account balances were as follows:

(in thousands, except percentages)	Variable Annuities	Fixed Annuities	Non-Life Contingent Payout Annuities	Universal Life Insurance
Balance at January 1, 2025	$222,195	$637,027	$25,773	$83,432
Contract deposits	2,224	5,905	3,702	8,127
Policy charges	(1,086)	(3)	—	(11,700)
Surrenders and other benefits	(28,039)	(75,896)	(5,648)	(3,570)
Net transfer from (to) separate account liabilities	(597)	—	—	—
Interest credited	6,814	24,301	798	2,738
Balance at December 31, 2025	$201,511	$591,334	$24,625	$79,027
Weighted-average crediting rate	3.3%	4.1%	N/A	3.4%
Net amount at risk	N/A	N/A	N/A	$543,791
Cash surrender value(1)	$198,910	$591,002	N/A	$70,865

(in thousands, except percentages)	Variable Universal Life Insurance	Indexed Universal Life Insurance	Other Life Insurance	Total, All Products
Balance at January 1, 2025	$103,241	$170,458	$23,913	$1,266,039
Contract deposits	11,133	12,568	—	43,659
Policy charges	(6,120)	(8,754)	(2)	(27,665)
Surrenders and other benefits	(7,585)	(4,004)	(3,090)	(127,832)
Net transfer from (to) separate account liabilities	(2,541)	—	—	(3,138)
Interest credited	4,066	10,559	809	50,085
Balance at December 31, 2025	$102,194	$180,827	$21,630	$1,201,148
Weighted-average crediting rate	4.0%	3.0%	4.0%
Net amount at risk	$3,029,480	$881,499	$9,168
Cash surrender value(1)	$68,684	$160,202	$15,769

(in thousands, except percentages)	Variable Annuities	Fixed Annuities	Non-Life Contingent Payout Annuities	Universal Life Insurance
Balance at January 1, 2024	$251,056	$677,635	$25,052	$87,208
Contract deposits	5,145	6,120	6,530	8,859
Policy charges	(776)	(26)	—	(12,182)
Surrenders and other benefits	(36,893)	(72,274)	(6,642)	(3,427)
Net transfer from (to) separate account liabilities	(3,807)	—	—	—
Interest credited	7,470	25,572	833	2,974
Balance at December 31, 2024	$222,195	$637,027	$25,773	$83,432
Weighted-average crediting rate	3.2%	4.0%	N/A	3.4%
Net amount at risk	N/A	N/A	N/A	$569,918
Cash surrender value(1)	$219,310	$636,172	N/A	$74,110

(in thousands, except percentages)	Variable Universal Life Insurance	Indexed Universal Life Insurance	Other Life Insurance	Total, All Products
Balance at January 1, 2024	$97,977	$159,277	$24,481	$1,322,686
Contract deposits	19,468	13,651	—	59,773
Policy charges	(6,339)	(8,412)	—	(27,735)
Surrenders and other benefits	(4,086)	(3,355)	(1,466)	(128,143)
Net transfer from (to) separate account liabilities	(7,702)	—	—	(11,509)
Interest credited	3,923	9,297	898	50,967
Balance at December 31, 2024	$103,241	$170,458	$23,913	$1,266,039
Weighted-average crediting rate	4.0%	2.3%	4.0%
Net amount at risk	$3,021,978	$917,731	$9,876
Cash surrender value(1)	$70,021	$147,686	$18,280

(1)

Cash surrender value represents the amount of the contractholder’s account balances distributable at the balance sheet date less certain surrender charges. For variable annuities and VUL, the cash surrender value shown is the proportion of the total cash surrender value related to their fixed account liabilities.

RiverSource Life Insurance Co. of New York

Refer to Note 11 for the net amount at risk for market risk benefits associated with variable annuities. Fixed and non-life contingent payout annuities do not have net amount at risk in excess of account value. Net amount at risk for insurance products is calculated as the death benefit amount in excess of applicable account values, host, embedded derivative and separate account liabilities.

The following tables present the account values of fixed deferred annuities, fixed insurance, and the fixed portion of variable annuities and variable insurance contracts by range of guaranteed minimum interest rates (“GMIRs”) and the range of the difference between rates credited to policyholders and contractholders as of December 31, 2025 and 2024 and the respective guaranteed minimums, as well as the percentage of account values subject to rate reset in the time period indicated. Rates are reset at management’s discretion, subject to guaranteed minimums.

	December 31, 2025
		Account Values with Crediting Rates
(in thousands, except percentages)	Range of Guaranteed Minimum Crediting Rates	At Guaranteed Minimum	1-49 bps above Guaranteed Minimum	50-99 bps above Guaranteed Minimum	100-150 bps above Guaranteed Minimum	Greater than 150 bps above Guaranteed Minimum	Total
Fixed accounts of variable annuities	1% – 1.99%	$257	$5,177	$10,067	$5,011	$—	$20,512
	2% – 2.99%	4,337	—	—	—	—	4,337
	3% – 3.99%	90,452	—	—	—	—	90,452
	4% – 5.00%	81,371	—	—	—	—	81,371
	Total	$176,417	$5,177	$10,067	$5,011	$—	$196,672
Fixed annuities	1% – 1.99%	$5	$9,760	$8,292	$7,924	$3,641	$29,622
	2% – 2.99%	300	291	14	—	—	605
	3% – 3.99%	241,445	27	—	—	—	241,472
	4% – 5.00%	319,451	—	—	—	—	319,451
	Total	$561,201	$10,078	$8,306	$7,924	$3,641	$591,150
Universal life insurance	1% – 1.99%	$—	$—	$—	$—	$—	$—
	2% – 2.99%	3,309	205	849	153	55	4,571
	3% – 3.99%	43,971	43	279	750	—	45,043
	4% – 5.00%	27,068	179	10	—	—	27,257
	Total	$74,348	$427	$1,138	$903	$55	$76,871
Fixed accounts of variable universal life insurance	1% – 1.99%	$—	$—	$223	$102	$1,943	$2,268
	2% – 2.99%	58	786	288	31	744	1,907
	3% – 3.99%	5,084	27	155	772	—	6,038
	4% – 5.00%	39,149	905	—	—	—	40,054
	Total	$44,291	$1,718	$666	$905	$2,687	$50,267
Non-indexed accounts of indexed universal life insurance	1% – 1.99%	$—	$—	$—	$—	$202	$202
	2% – 2.99%	—	—	—	10,898	—	10,898
	3% – 3.99%	—	—	—	—	—	—
	4% – 5.00%	—	—	—	—	—	—
	Total	$—	$—	$—	$10,898	$202	$11,100
Other life insurance	1% – 1.99%	$—	$—	$—	$—	$—	$—
	2% – 2.99%	—	—	—	—	—	—
	3% – 3.99%	—	—	—	—	—	—
	4% – 5.00%	15,690	—	—	—	—	15,690
	Total	$15,690	$—	$—	$—	$—	$15,690
Total	1% – 1.99%	$262	$14,937	$18,582	$13,037	$5,786	$52,604
	2% – 2.99%	8,004	1,282	1,151	11,082	799	22,318
	3% – 3.99%	380,952	97	434	1,522	—	383,005
	4% – 5.00%	482,729	1,084	10	—	—	483,823
	Total	$871,947	$17,400	$20,177	$25,641	$6,585	$941,750
Percentage of total account values that reset in:
Next 12 months		100.0%	100.0%	100.0%	100.0%	100.0%	100.0%
> 12 months to 24 months		—	—	—	—	—	—
> 24 months		—	—	—	—	—	—
Total		100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

RiverSource Life Insurance Co. of New York

	December 31, 2024
		Account Values with Crediting Rates
(in thousands, except percentages)	Range of Guaranteed Minimum Crediting Rates	At Guaranteed Minimum	1-49 bps above Guaranteed Minimum	50-99 bps above Guaranteed Minimum	100-150 bps above Guaranteed Minimum	Greater than 150 bps above Guaranteed Minimum	Total
Fixed accounts of variable annuities	1% – 1.99%	$2,059	$9,655	$7,152	$5,074	$126	$24,066
	2% – 2.99%	4,904	—	—	—	—	4,904
	3% – 3.99%	102,364	67	—	—	—	102,431
	4% – 5.00%	85,029	—	—	—	—	85,029
	Total	$194,356	$9,722	$7,152	$5,074	$126	$216,430
Fixed annuities	1% – 1.99%	$6,132	$12,131	$13,918	$6,307	$3,114	$41,602
	2% – 2.99%	572	105	13	—	—	690
	3% – 3.99%	267,561	148	—	—	—	267,709
	4% – 5.00%	326,709	—	—	—	—	326,709
	Total	$600,974	$12,384	$13,931	$6,307	$3,114	$636,710
Universal life insurance	1% – 1.99%	$—	$—	$—	$—	$—	$—
	2% – 2.99%	3,389	148	743	7	44	4,331
	3% – 3.99%	45,770	45	254	659	—	46,728
	4% – 5.00%	29,958	179	11	—	—	30,148
	Total	$79,117	$372	$1,008	$666	$44	$81,207
Fixed accounts of variable universal life insurance	1% – 1.99%	$—	$—	$244	$104	$1,667	$2,015
	2% – 2.99%	376	803	—	33	452	1,664
	3% – 3.99%	5,637	32	93	692	—	6,454
	4% – 5.00%	42,983	564	—	—	—	43,547
	Total	$48,996	$1,399	$337	$829	$2,119	$53,680
Non-indexed accounts of indexed universal life insurance	1% – 1.99%	$—	$—	$376	$128	$—	$504
	2% – 2.99%	—	9,783	—	—	—	9,783
	3% – 3.99%	—	—	—	—	—	—
	4% – 5.00%	—	—	—	—	—	—
	Total	$—	$9,783	$376	$128	$—	$10,287
Other life insurance	1% – 1.99%	$—	$—	$—	$—	$—	$—
	2% – 2.99%	—	—	—	—	—	—
	3% – 3.99%	—	—	—	—	—	—
	4% – 5.00%	18,207	—	—	—	—	18,207
	Total	$18,207	$—	$—	$—	$—	$18,207
Total	1% – 1.99%	$8,191	$21,786	$21,690	$11,613	$4,907	$68,187
	2% – 2.99%	9,241	10,839	756	40	496	21,372
	3% – 3.99%	421,332	292	347	1,351	—	423,322
	4% – 5.00%	502,886	743	11	—	—	503,640
	Total	$941,650	$33,660	$22,804	$13,004	$5,403	$1,016,521
Percentage of total account values that reset in:
Next 12 months		100.0%	100.0%	100.0%	100.0%	100.0%	100.0%
> 12 months to 24 months		—	—	—	—	—	—
> 24 months		—	—	—	—	—	—
Total		100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

RiverSource Life Insurance Co. of New York

The following tables summarize the balances of and changes in the liability for future policy benefits:

(in thousands, except percentages)	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Income Insurance	Long Term Care Insurance	Total, All Products
Present Value of Expected Net Premiums:
Balance at January 1, 2025	$—	$35,346	$4,941	$48,273	$88,560
Beginning balance at original discount rate	—	38,026	5,185	48,223	91,434
Effect of changes in cash flow assumptions	—	2,380	(990)	(1,877)	(487)
Effect of actual variances from expected experience	—	(2,150)	(466)	2,508	(108)
Adjusted beginning of year balance	$—	$38,256	$3,729	$48,854	$90,839
Issuances	6,925	3,684	625	—	11,234
Interest accrual	23	1,867	224	2,430	4,544
Net premiums collected	(6,948)	(3,566)	(422)	(5,331)	(16,267)
Derecognition (lapses)	—	—	—	—	—
Ending balance at original discount rate	$—	$40,241	$4,156	$45,953	$90,350
Effect of changes in discount rate assumptions	—	(1,734)	(60)	1,283	(511)
Balance at December 31, 2025	$—	$38,507	$4,096	$47,236	$89,839

Present Value of Future Policy Benefits:
Balance at January 1, 2025	$67,569	$73,570	$30,612	$369,035	$540,786
Beginning balance at original discount rate	71,941	76,041	29,825	373,901	551,708
Effect of changes in cash flow assumptions	(67)	1,374	(1,550)	(1,077)	(1,320)
Effect of actual variances from expected experience	(169)	(3,773)	(651)	6,205	1,612
Adjusted beginning of year balance	$71,705	$73,642	$27,624	$379,029	$552,000
Issuances	6,925	3,655	626	—	11,206
Interest accrual	3,227	4,139	1,745	19,493	28,604
Benefit payments	(9,632)	(3,971)	(2,597)	(26,977)	(43,177)
Derecognition (lapses)	—	—	—	—	—
Ending balance at original discount rate	$72,225	$77,465	$27,398	$371,545	$548,633
Effect of changes in discount rate assumptions	(2,178)	(821)	1,500	5,473	3,974
Balance at December 31, 2025	$70,047	$76,644	$28,898	$377,018	$552,607
Adjustment due to reserve flooring	$—	$120	$—	$—	$120

Net liability for future policy benefits	$70,047	$38,257	$24,802	$329,782	$462,888
Less: reinsurance recoverable	—	27,925	656	151,580	180,161
Net liability for future policy benefits, after reinsurance recoverable	$70,047	$10,332	$24,146	$178,202	$282,727
Discounted expected future gross premiums	$—	$100,961	$42,652	$53,924	$197,537
Expected future gross premiums	$—	$163,067	$59,642	$71,659	$294,368
Expected future benefit payments	$102,492	$129,035	$44,830	$609,740	$886,097
Weighted average interest accretion rate	4.5%	6.2%	6.5%	5.2%
Weighted average discount rate	5.0%	5.4%	5.2%	5.3%
Weighted average duration of liability (in years)	6	7	6	8

RiverSource Life Insurance Co. of New York

(in thousands, except percentages)	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Income Insurance	Long Term Care Insurance	Total, All Products

Present Value of Expected Net Premiums:
Balance at January 1, 2024	$—	$34,522	$7,836	$48,489	$90,847
Beginning balance at original discount rate	—	35,649	7,720	47,397	90,766
Effect of changes in cash flow assumptions	—	3,237	(1,939)	4,830	6,128
Effect of actual variances from expected experience	—	(2,229)	(837)	(409)	(3,475)
Adjusted beginning of year balance	$—	$36,657	$4,944	$51,818	$93,419
Issuances	13,729	3,071	553	—	17,353
Interest accrual	53	1,788	309	2,512	4,662
Net premiums collected	(13,782)	(3,490)	(621)	(6,107)	(24,000)
Derecognition (lapses)	—	—	—	—	—
Ending balance at original discount rate	$—	$38,026	$5,185	$48,223	$91,434
Effect of changes in discount rate assumptions	—	(2,680)	(244)	50	(2,874)
Balance at December 31, 2024	$—	$35,346	$4,941	$48,273	$88,560

Present Value of Future Policy Benefits:
Balance at January 1, 2024	$64,261	$74,238	$37,113	$395,386	$570,998
Beginning balance at original discount rate	67,270	73,159	34,643	383,284	558,356
Effect of changes in cash flow assumptions	(1,352)	3,921	(3,096)	(1,924)	(2,451)
Effect of actual variances from expected experience	(1,387)	(2,563)	(1,481)	(2,519)	(7,950)
Adjusted beginning of year balance	$64,531	$74,517	$30,066	$378,841	$547,955
Issuances	13,729	3,061	552	—	17,342
Interest accrual	3,152	4,132	1,916	19,949	29,149
Benefit payments	(9,471)	(5,669)	(2,709)	(24,889)	(42,738)
Derecognition (lapses)	—	—	—	—	—
Ending balance at original discount rate	$71,941	$76,041	$29,825	$373,901	$551,708
Effect of changes in discount rate assumptions	(4,372)	(2,471)	787	(4,866)	(10,922)
Balance at December 31, 2024	$67,569	$73,570	$30,612	$369,035	$540,786

Adjustment due to reserve flooring	$—	$56	$—	$—	$56

Net liability for future policy benefits	$67,569	$38,280	$25,671	$320,762	$452,282
Less: reinsurance recoverable	—	27,679	718	146,132	174,529
Net liability for future policy benefits, after reinsurance recoverable	$67,569	$10,601	$24,953	$174,630	$277,753
Discounted expected future gross premiums	$—	$82,293	$43,468	$57,490	$183,251
Expected future gross premiums	$—	$136,563	$62,172	$79,143	$277,878
Expected future benefit payments	$101,241	$126,924	$49,284	$626,799	$904,248

Weighted average interest accretion rate	4.5%	6.2%	6.5%	5.4%
Weighted average discount rate	5.4%	5.7%	5.6%	5.6%

Weighted average duration of liability (in years)	6	6	7	8

Impacts of the annual review of policy benefit reserves assumptions are reflected within the effect of changes in cash flow assumptions in the disaggregated rollforwards above. The annual review of policy benefit reserves assumptions in the third quarter of 2025 resulted in a net decrease in future policy benefit reserves, primarily due to decreased disability income insurance claim incidence rates offset by updates to LTC mortality assumptions. The annual review of policy benefit reserves assumptions in the third quarter of 2024 resulted in a net decrease in future policy benefit reserves, primarily due to updates to LTC premium rate increases and decreased disability income insurance claim incidence rates.

RiverSource Life Insurance Co. of New York

The balances of and changes in additional liabilities related to insurance guarantees were as follows:

(in thousands, except percentages)	Universal Life Insurance	Variable Universal Life Insurance	Other Life Insurance	Total, All Products
Balance at January 1, 2025	$88,098	$5,557	$—	$93,655
Interest accrual	2,807	400	23	3,230
Benefit accrual	9,336	560	183	10,079
Benefit payments	(4,657)	(691)	(474)	(5,822)
Effect of actual variances from expected experience	2,026	105	420	2,551
Impact of change in net unrealized (gains) losses on securities	1,185	47	291	1,523
Balance at December 31, 2025	$98,795	$5,978	$443	$105,216
Weighted average interest accretion rate	2.9%	6.8%	3.7%
Weighted average discount rate	3.1%	7.1%	4.0%
Weighted average duration of reserves (in years)	9	8	7

(in thousands, except percentages)	Universal Life Insurance	Variable Universal Life Insurance	Other Life Insurance	Total, All Products
Balance at January 1, 2024	$80,639	$5,509	$217	$86,365
Interest accrual	2,550	379	22	2,951
Benefit accrual	9,648	424	241	10,313
Benefit payments	(3,541)	(352)	(231)	(4,124)
Effect of actual variances from expected experience	(91)	(352)	(65)	(508)
Impact of change in net unrealized (gains) losses on securities	(1,107)	(51)	(184)	(1,342)
Balance at December 31, 2024	$88,098	$5,557	$—	$93,655
Weighted average interest accretion rate	3.0%	6.7%	3.9%
Weighted average discount rate	3.2%	7.0%	4.1%
Weighted average duration of reserves (in years)	9	7	7

The amount of revenue and interest recognized in the Statements of Income was as follows:

	Years Ended December 31,
	2025		2024
(in thousands)	Gross Premiums	Interest Expense	Gross Premiums	Interest Expense
Life contingent payout annuities	$7,284	$3,204	$15,122	$3,099
Term and whole life insurance	9,569	2,272	9,366	2,344
Disability income insurance	6,126	1,521	6,354	1,607
Long term care insurance	6,525	17,063	7,042	17,437
Total	$29,504	$24,060	$37,884	$24,487

The following tables summarize the balances of and changes in unearned revenue:

(in thousands)	Universal Life Insurance	Variable Universal Life Insurance	Indexed Universal Life Insurance	Total, All Products
Balance at January 1, 2025	$97	$11,564	$22,279	$33,940
Deferral of revenue	11	3,842	3,681	7,534
Amortization	(13)	(963)	(1,830)	(2,806)
Balance at December 31, 2025	$95	$14,443	$24,130	$38,668
Balance at January 1, 2024	$98	$9,038	$20,154	$29,290
Deferral of revenue	12	3,285	3,780	7,077
Amortization	(13)	(759)	(1,655)	(2,427)
Balance at December 31, 2024	$97	$11,564	$22,279	$33,940

RiverSource Life Insurance Co. of New York

10. SEPARATE ACCOUNT ASSETS AND LIABILITIES

The fair value of separate account assets is invested exclusively in mutual funds.

The balances of and changes in separate account liabilities were as follows:

(in thousands)	Variable Annuities	Variable Universal Life	Total
Balance at January 1, 2025	$4,083,723	$551,133	$4,634,856
Premiums and deposits	86,438	27,776	114,214
Policy charges	(77,675)	(20,341)	(98,016)
Surrenders and other benefits	(468,025)	(20,406)	(488,431)
Investment return	520,921	82,706	603,627
Net transfer from (to) general account	545	469	1,014
Other charges	(64)	(1)	(65)
Balance at December 31, 2025	$4,145,863	$621,336	$4,767,199
Cash surrender value	$4,063,004	$587,451	$4,650,455

(in thousands)	Variable Annuities	Variable Universal Life	Total
Balance at January 1, 2024	$4,018,325	$496,999	$4,515,324
Premiums and deposits	112,608	28,088	140,696
Policy charges	(80,105)	(19,541)	(99,646)
Surrenders and other benefits	(424,604)	(24,446)	(449,050)
Investment return	454,577	68,658	523,235
Net transfer from (to) general account	2,982	1,377	4,359
Other charges	(60)	(2)	(62)
Balance at December 31, 2024	$4,083,723	$551,133	$4,634,856
Cash surrender value	$3,989,419	$521,592	$4,511,011

11. MARKET RISK BENEFITS

Market risk benefits are contracts or contract features that both provide protection to the contractholder from other-than-nominal capital market risk and expose the Company to other-than-nominal capital market risk. Most of the variable annuity contracts issued by the Company contain a GMDB provision. The Company previously offered contracts containing GMWB, GMAB, or GMIB provisions.

The GMDB provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract.

The Company has the following primary GMDB provisions:

•	Return of premium — provides purchase payments minus adjusted partial surrenders.

•

Reset — provides that the value resets to the account value at specified contract anniversary intervals minus adjusted partial surrenders. This provision was often provided in combination with the return of premium provision and is no longer offered.

•	Ratchet — provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on fund performance. At contract issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a “step-up”) in the case of favorable market performance or by a benefit credit if the contract includes this provision.

The Company has GMWB riders in force, which contain one or more of the following provisions:

•	Withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

•	Withdrawals at a specified rate per year for the life of the contractholder (“GMWB for life”).

•	Withdrawals at a specified rate per year for joint contractholders while either is alive.

•	Withdrawals based on performance of the contract.

•	Withdrawals based on the age withdrawals begin.

•	Credits are applied annually for a specified number of years to increase the guaranteed amount as long as withdrawals have not been taken.

RiverSource Life Insurance Co. of New York

Variable annuity contractholders age 79 or younger at contract issue could obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or a specified percentage of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10-year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

Individual variable annuity contracts may have both a death benefit and a living benefit. Net amount at risk is quantified for each benefit and a composite net amount at risk is calculated using the greater of the death benefit or living benefit for each individual contract. The net amount at risk for GMDB and GMAB is defined as the current guaranteed benefit amount in excess of the current contract value. The net amount at risk for GMIB is defined as the greater of the present value of the minimum guaranteed annuity payments less the current contract value or zero. The net amount at risk for GMWB is defined as the greater of the present value of the minimum guaranteed withdrawal payments less the current contract value or zero.

The following table summarizes the balances of and changes in market risk benefits:

	Years Ended December 31,
(in thousands, except age)	2025	2024	2023
Balance at beginning of period	$(120,605)	$(47,475)	$4,137
Issuances	—	—	3
Interest accrual and time decay	(10,735)	(9,164)	(8,114)
Reserve increase from attributed fees collected	41,880	43,501	43,343
Reserve release for benefit payments and derecognition	(145)	(297)	(1,878)
Effect of changes in interest rates and bond markets	(4,912)	(53,866)	(19,266)
Effect of changes in equity markets and subaccount performance	(49,488)	(64,842)	(69,222)
Effect of changes in equity index volatility	5,092	3,339	(4,254)
Actual policyholder behavior different from expected behavior	2,147	1,653	(2,579)
Effect of changes in future expected assumptions	4,570	3,793	6,621
Effect of changes in the instrument-specific credit risk on market risk benefits	(1,421)	2,753	3,734
Balance at end of period	$(133,617)	$(120,605)	$(47,475)
Reconciliation of the gross balances in an asset or liability position:
Asset position	$155,104	$147,075	$94,641
Liability position	(21,487)	(26,470)	(47,166)
Net asset (liability) position	$133,617	$120,605	$47,475
Guaranteed benefit amount in excess of current account balances (net amount at risk):
Death benefits	$5,595	$19,210	$58,245
Living benefits	$23,729	$38,955	$54,321
Composite (greater of)	$29,119	$55,956	$107,200

Weighted average attained age of contractholders	68	68	67

Changes in unrealized (gains) losses in net income relating to liabilities held at end of period	$(59,507)	$(118,760)	$(96,583)
Changes in unrealized (gains) losses in other comprehensive income (loss) relating to liabilities held at end of period	$(1,226)	$2,866	$3,742

The following tables provide a summary of the significant inputs and assumptions used in the fair value measurements developed by the Company or reasonably available to the Company of market risk benefits:

	December 31, 2025
	Fair Value	Valuation Technique	Significant Inputs and Assumptions	Range			Weighted Average
	(in thousands)
Market risk benefits	$(133,617)	Discounted cash flow	Utilization of guaranteed withdrawals(1)	0.0%	–	52.8%	12.9%
			Surrender rate(2)	0.5%	–	53.4%	4.3%
			Market volatility(3)	0.0%	–	24.9%	11.2%
			Nonperformance risk(4)	65 bps			65 bps
			Mortality rate(5)	0.0%	–	39.2%	2.0%

	December 31, 2024
	Fair Value	Valuation Technique	Significant Inputs and Assumptions	Range			Weighted Average
	(in thousands)
Market risk benefits	$(120,605)	Discounted cash flow	Utilization of guaranteed withdrawals(1)	0.0%	–	52.8%	12.6%
			Surrender rate(2)	0.4%	–	39.4%	3.9%
			Market volatility(3)	0.0%	–	24.6%	10.3%
			Nonperformance risk(4)	65 bps			65 bps
			Mortality rate(5)	0.0%	–	37.4%	1.8%

RiverSource Life Insurance Co. of New York

(1)

The utilization of guaranteed withdrawals represents the percentage of contractholders that will begin withdrawing in any given year. The weighted average utilization rate represents the average assumption, weighted based on the benefit base. The calculation excludes policies that have already started taking withdrawals.

(2)	The weighted average surrender rate represents the average assumption weighted based on the account value of each contract.
(3)

Market volatility represents the implied volatility of each contractholder’s mix of funds. The weighted average market volatility represents the average volatility across all contracts, weighted by the size of the guaranteed benefit.

(4)	The nonperformance risk is the spread added to the U.S. Treasury curve.
(5)	The weighted average mortality rate represents the average assumption weighted based on the account value of each contract.

Changes to Significant Inputs and Assumptions:

During the years ended December 31, 2025 and 2024, the Company updated inputs and assumptions based on management’s review of experience studies. These updates resulted in the following notable changes in the fair value estimates of market risk benefits calculations:

Year ended December 31, 2025

•	Updates to surrender assumptions resulted in a decrease to pretax income of $3.3 million.

•	Updates to utilization of guaranteed withdrawal assumptions resulted in a decrease to pretax income of $678 thousand.

Year ended December 31, 2024

•	Updates to surrender assumptions resulted in a decrease to pretax income of $2.3 million.

•	Updates to utilization of guaranteed withdrawal assumptions resulted in a decrease to pretax income of $994 thousand.

Refer to the rollforward of market risk benefits for the impacts of changes to interest rate, equity market, volatility and nonperformance risk assumptions.

Uncertainty of Fair Value Measurements

Significant increases (decreases) in utilization and volatility used in the fair value measurement of market risk benefits in isolation would have resulted in a significantly higher (lower) liability value.

Significant increases (decreases) in nonperformance risk and surrender assumptions used in the fair value measurement of market risk benefits in isolation would have resulted in a significantly lower (higher) liability value.

Significant increases (decreases) in mortality assumptions used in the fair value measurement of the death benefit portion of market risk benefits in isolation would have resulted in a significantly higher (lower) liability value whereas significant increases (decreases) in mortality rates used in the fair value measurement of the life contingent portion of market risk benefits in isolation would have resulted in a significantly lower (higher) liability value.

Surrender assumptions, utilization assumptions and mortality assumptions vary with the type of base product, type of rider, duration of the policy, age of the contractholder, calendar year of the projection, previous withdrawal history, and the relationship between the value of the guaranteed benefit and the contract accumulation value.

Determination of Fair Value

The Company values market risk benefits using internal valuation models. These models include observable capital market assumptions and significant unobservable inputs related to implied volatility, contractholder behavior assumptions that include margins for risk, and the Company’s nonperformance risk. These measurements are classified as Level 3.

12. FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

Valuation Hierarchy

The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety.

The three levels of the fair value hierarchy are defined as follows:

Level 1	Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2	Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

RiverSource Life Insurance Co. of New York

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis:

	December 31, 2025
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities:
Corporate debt securities	$—	$870,864	$10,860	$881,724
Residential mortgage backed securities	—	255,025	—	255,025
Commercial mortgage backed securities	—	217,662	—	217,662
State and municipal obligations	—	72,283	—	72,283
Asset backed securities	—	18,344	—	18,344
Foreign government bonds and obligations	—	619	—	619
U.S. government and agency obligations	223	—	—	223
Total Available-for-Sale securities	223	1,434,797	10,860	1,445,880
Cash equivalents	—	120,449	—	120,449
Market risk benefits	—	—	155,104	155,104	(1)
Other assets:
Interest rate derivative contracts	204	1,516	—	1,720
Equity derivative contracts	3,323	81,434	—	84,757
Foreign exchange derivative contracts	50	—	—	50
Total other assets	3,577	82,950	—	86,527
Separate account assets at net asset value (“NAV”)				4,767,199	(2)
Total assets at fair value	$3,800	$1,638,196	$165,964	$6,575,159

Liabilities
Policyholder account balances, future policy benefits and claims:
IUL embedded derivatives	$—	$—	$61,894	$61,894
Total policyholder account balances, future policy benefits and claims	—	—	61,894	61,894	(3)
Market risk benefits	—	—	21,487	21,487	(1)
Other liabilities:
Interest rate derivative contracts	—	1,858	—	1,858
Equity derivative contracts	182	52,228	—	52,410
Total other liabilities	182	54,086	—	54,268
Total liabilities at fair value	$182	$54,086	$83,381	$137,649

RiverSource Life Insurance Co. of New York

	December 31, 2024
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities:
Corporate debt securities	$—	$826,806	$14,589	$841,395
Residential mortgage backed securities	—	224,106	—	224,106
Commercial mortgage backed securities	—	257,829	—	257,829
State and municipal obligations	—	73,007	—	73,007
Asset backed securities	—	23,490	—	23,490
Foreign government bonds and obligations	—	585	—	585
U.S. government and agency obligations	218	—	—	218
Total Available-for-Sale securities	218	1,405,823	14,589	1,420,630
Cash equivalents	—	145,762	—	145,762
Market risk benefits	—	—	147,075	147,075	(1)
Other assets:
Interest rate derivative contracts	79	1,712	—	1,791
Equity derivative contracts	2,011	115,824	—	117,835
Foreign exchange derivative contracts	189	426	—	615
Total other assets	2,279	117,962	—	120,241
Separate account assets at NAV				4,634,856	(2)
Total assets at fair value	$2,497	$1,669,547	$161,664	$6,468,564

Liabilities
Policyholder account balances, future policy benefits and claims:
IUL embedded derivatives	$—	$—	$59,724	$59,724
Total policyholder account balances, future policy benefits and claims	—	—	59,724	59,724	(3)
Market risk benefits	—	—	26,470	26,470	(1)
Other liabilities:
Interest rate derivative contracts	—	2,229	—	2,229
Equity derivative contracts	202	45,911	—	46,113
Total other liabilities	202	48,140	—	48,342
Total liabilities at fair value	$202	$48,140	$86,194	$134,536

(1)

See Note 11 for additional information related to market risk benefits, including the balances of and changes in market risk benefits as well as the significant inputs and assumptions used in the fair value measurements of market risk benefits.

(2)

Amounts are comprised of financial instruments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient and have not been classified in the fair value hierarchy.

(3)	The Company’s adjustment for nonperformance risk resulted in a $6.5 million cumulative decrease to the embedded derivatives as of both December 31, 2025 and 2024.

The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

	Available-for-Sale Securities		Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities		IUL Embedded Derivatives
Balance at January 1, 2025	$14,589		$(59,724)
Total gains (losses) included in:
Net income	(60	)(1)	(12,945	)(2)
Other comprehensive income (loss)	379		—
Issues	—		1,765
Settlements	(4,048)		9,010
Balance at December 31, 2025	$10,860		$(61,894)
Changes in unrealized gains (losses) in net income relating to assets and liabilities held at December 31, 2025	$(60	)(1)	$(12,945	)(2)
Changes in unrealized gains (losses) in other comprehensive income (loss) relating to assets and liabilities held at December 31, 2025	$346		$—

RiverSource Life Insurance Co. of New York

	Available-for-Sale Securities		Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities		IUL Embedded Derivatives
Balance at January 1, 2024	$23,276		$(50,529)
Total gains (losses) included in:
Net income	(58	)(1)	(17,910	)(2)
Other comprehensive income (loss)	410		—
Issues	—		(257)
Settlements	(9,039)		8,972
Balance at December 31, 2024	$14,589		$(59,724)
Changes in unrealized gains (losses) in net income relating to assets and liabilities held at December 31, 2024	$(58	)(1)	$(17,910	)(2)
Changes in unrealized gains (losses) in other comprehensive income (loss) relating to assets and liabilities held at December 31, 2024	$249		$—

	Available-for-Sale Securities		Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities		IUL Embedded Derivatives
Balance at January 1, 2023	$29,372		$(42,382)
Total gains (losses) included in:
Net income	(68	)(1)	(13,670	)(2)
Other comprehensive income (loss)	585		—
Purchases	419		—
Issues	—		(2,453)
Settlements	(7,032)		7,976
Balance at December 31, 2023	$23,276		$(50,529)
Changes in unrealized gains (losses) in net income relating to assets and liabilities held at December 31, 2023	$(68	)(1)	$(13,670	)(2)
Changes in unrealized gains (losses) in other comprehensive income (loss) relating to assets and liabilities held at December 31, 2023	$511		$—

(1)	Included in Net investment income.
(2)	Included in Interest credited to fixed accounts.

The increase (decrease) to pretax income of the Company’s adjustment for nonperformance risk on the fair value of its embedded derivatives was $(1.1) million, $(454) thousand and $20 thousand, net of the reinsurance accrual, for the years ended December 31, 2025, 2024 and 2023, respectively.

Securities transferred from Level 3 primarily represent securities with fair values that are now obtained from a third-party pricing service with observable inputs or fair values that were included in an observable transaction with a market participant. Securities transferred to Level 3 represent securities with fair values that are now based on a single non-binding broker quote.

The following tables provide a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities:

	December 31, 2025
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in thousands)
Corporate debt securities (private placements)	$10,836	Discounted cash flow	Yield/spread to U.S. Treasuries(1)	0.9%	–	1.4%	1.1%
IUL embedded derivatives	$61,894	Discounted cash flow	Nonperformance risk(2)	65 bps			65 bps

	December 31, 2024
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in thousands)
Corporate debt securities (private placements)	$14,560	Discounted cash flow	Yield/spread to U.S. Treasuries(1)	0.8%	–	1.6%	1.3%
IUL embedded derivatives	$59,724	Discounted cash flow	Nonperformance risk(2)	65 bps			65 bps

(1)

The weighted average for the yield/spread to U.S. Treasuries for corporate debt securities (private placements) is weighted based on the security’s market value as a percentage of the aggregate market value of the securities.

(2)	The nonperformance risk is the spread added to the U.S. Treasury curve.

RiverSource Life Insurance Co. of New York

Level 3 measurements not included in the tables above are obtained from non-binding broker quotes where unobservable inputs utilized in the fair value calculation are not reasonably available to the Company.

Uncertainty of Fair Value Measurements

Significant increases (decreases) in the yield/spread to U.S. Treasuries used in the fair value measurement of Level 3 corporate debt securities in isolation would have resulted in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in nonperformance risk used in the fair value measurement of the IUL embedded derivatives in isolation would have resulted in a significantly lower (higher) fair value measurement.

Determination of Fair Value

The Company uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. The Company’s market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The Company’s income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

Assets

Available-for-Sale Securities

When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from third-party pricing services, non-binding broker quotes, or other model-based valuation techniques.

Level 1 securities primarily include U.S. Treasuries.

Level 2 securities primarily include corporate bonds, residential mortgage backed securities, commercial mortgage backed securities, state and municipal obligations, asset backed securities and foreign government securities. The fair value of these Level 2 securities is based on a market approach with prices obtained from third-party pricing services. Observable inputs used to value these securities can include, but are not limited to, reported trades, benchmark yields, issuer spreads and non-binding broker quotes. The fair value of securities included in an observable transaction with a market participant are also considered Level 2 when the market is not active.

Level 3 securities primarily include certain corporate bonds. The fair value of corporate bonds classified as Level 3 is typically based on a single non-binding broker quote. The underlying inputs used for some of the non-binding broker quotes are not readily available to the Company. The Company’s privately placed corporate bonds are typically based on a single non-binding broker quote.

Management is responsible for the fair values recorded on the financial statements. Prices received from third-party pricing services are subjected to exception reporting that identifies investments with significant daily price movements as well as no movements. The Company reviews the exception reporting and resolves the exceptions through reaffirmation of the price or recording an appropriate fair value estimate. The Company also performs subsequent transaction testing. The Company performs annual due diligence of third-party pricing services. The Company’s due diligence procedures include assessing the vendor’s valuation qualifications, control environment, analysis of asset-class specific valuation methodologies, and understanding of sources of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. The Company also considers the results of its exception reporting controls and any resulting price challenges that arise.

Cash Equivalents

Cash equivalents include time deposits and other highly liquid investments with original or remaining maturities at the time of purchase of 90 days or less. The Company’s cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

Other Assets

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active over-the-counter (“OTC”) markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The counterparties’ nonperformance risk associated with uncollateralized derivative assets was immaterial as of both December 31, 2025 and 2024. See Note 15 and Note 16 for further information on the credit risk of derivative instruments and related collateral.

Separate Account Assets

The fair value of assets held by separate accounts is determined by the NAV of the funds in which those separate accounts are invested. The NAV is used as a practical expedient for fair value and represents the exit price for the separate account. Separate account assets are excluded from classification in the fair value hierarchy.

RiverSource Life Insurance Co. of New York

Liabilities

Policyholder Account Balances, Future Policy Benefits and Claims

There is no active market for the transfer of the Company’s embedded derivatives attributable to the provisions of IUL products.

The Company uses discounted cash flow models to determine the fair value of the embedded derivatives associated with the provisions of its IUL products. The fair value of IUL embedded derivatives includes significant observable interest rates, volatilities and equity index levels and the significant unobservable estimate of the Company’s nonperformance risk. Given the significance of the nonperformance risk assumption, IUL embedded derivatives are classified as Level 3.

The embedded derivatives attributable to these provisions are recorded in Policyholder account balances, future policy benefits and claims.

Other Liabilities

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active OTC markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The Company’s nonperformance risk associated with uncollateralized derivative liabilities was immaterial as of both December 31, 2025 and 2024. See Note 15 and Note 16 for further information on the credit risk of derivative instruments and related collateral.

Fair Value on a Nonrecurring Basis

During the years ended December 31, 2025 and 2024, there were no material assets or liabilities measured at fair value on a nonrecurring basis.

Assets and Liabilities Not Reported at Fair Value

The following tables provide the carrying value and the estimated fair value of financial instruments that are not reported at fair value:

	December 31, 2025
	Carrying Value	Fair Value
(in thousands)		Level 1	Level 2	Level 3	Total
Financial Assets
Mortgage loans, net	$116,775	$—	$—	$111,667	$111,667
Policy loans	62,715	—	62,715	—	62,715

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$618,385	$—	$—	$572,904	$572,904
Separate account liabilities — investment contracts	3,163	—	3,163	—	3,163

	December 31, 2024
	Carrying Value	Fair Value
(in thousands)		Level 1	Level 2	Level 3	Total
Financial Assets
Mortgage loans, net	$130,826	$—	$—	$120,595	$120,595
Policy loans	60,538	—	60,538	—	60,538

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$665,141	$—	$—	$636,395	$636,395
Separate account liabilities — investment contracts	3,358	—	3,358	—	3,358

See Note 6 for additional information on mortgage loans and policy loans.

Policyholder account balances, future policy benefits and claims include fixed annuities in deferral status, non-life contingent fixed annuities in payout status and the fixed portion of a small number of variable annuity contracts classified as investment contracts. See Note 9 for additional information on these liabilities. Separate account liabilities are related to certain annuity products that are classified as investment contracts.

13. RELATED PARTY TRANSACTIONS

Revenues

See Note 4 for information about revenues from contracts with customers earned by the Company from related party transactions with affiliates.

RiverSource Life Insurance Co. of New York

Expenses

Charges by Ameriprise Financial and affiliated companies to the Company for use of joint facilities, technology support, marketing services and other services aggregated $21.9 million, $22.6 million and $23.0 million for the years ended December 31, 2025, 2024 and 2023, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Income Taxes

The Company’s taxable income is included in the consolidated federal and various state income tax returns of Ameriprise Financial. The net amount due from Ameriprise Financial for income taxes was $1.6 million and $1.3 million as of December 31, 2025 and 2024, respectively, which is reflected in Other assets.

Lines of Credit

The Company, as the borrower, has a revolving credit agreement with Ameriprise Financial as the lender. The aggregate amount outstanding under this line of credit may not exceed the lesser of $25 million or 3% of the Company’s statutory admitted assets (excluding separate accounts) as of the prior year end. The interest rate under the agreement is a Daily Simple Secured Overnight Financing Rate plus 0.1% and an applicable margin subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. Amounts borrowed may be repaid at any time with no prepayment penalty. The credit agreement is amended to extend the maturity on an annual basis with Ameriprise Financial, subject to the New York Department’s non-disapproval. There were no amounts outstanding on this line of credit as of both December 31, 2025 and 2024.

Dividends or Distributions

During each of the years ended December 31, 2025, 2024 and 2023, the Company paid cash dividends or distributions of $50 million to RiverSource Life. For dividends or other distributions from the Company, advance notification was provided to the New York Department prior to payments. See Note 14 for additional information.

14. STATUTORY ACCOUNTING PRINCIPLES AND REQUIREMENTS

The National Association of Insurance Commissioners (“NAIC”) defines Risk-Based Capital (“RBC”) requirements for insurance companies. The RBC requirements are used by the NAIC and state insurance regulators to identify companies that merit regulatory actions designed to protect policyholders. These requirements apply to the Company. The Company has met its minimum RBC requirements.

Insurance companies are required to prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of their respective states of domicile, which vary materially from GAAP. Prescribed statutory accounting practices include publications of the NAIC, as well as state laws, regulations and general administrative rules. The State of New York has adopted the NAIC Accounting Practices and Procedures Manual as its prescribed basis of statutory accounting principles. In addition, New York has prescribed certain reserve requirements that differ from those required under NAIC statutory accounting principles. As of December 31, 2025 and 2024, application of these New York prescribed practices which deviate from the NAIC requirements resulted in an increase of $11.7 million and a decrease of $469 thousand to the Company’s net income, respectively, and a decrease to the Company’s statutory surplus of $64.8 million and $76.5 million, respectively. The Company’s RBC would not have triggered a regulatory event without the application of these prescribed practices.

The more significant differences between NAIC statutory accounting principles and GAAP include charging policy acquisition costs to expense as incurred, establishing annuity and insurance reserves using different actuarial methods and assumptions, valuing investments on a different basis and excluding certain assets from the balance sheet by charging them directly to surplus, such as a portion of the net deferred income tax assets.

State insurance statutes generally require insurance companies to provide notice to state regulators prior to payment of dividends or distributions and those dividends or distributions exceeding prescribed limitations are subject to potential disapproval. For the Company, dividends or distributions in a calendar year which exceed the greater of: (i) 10% of statutory surplus as of the immediately preceding year end, or (ii) statutory net gain from operations for the immediately preceding calendar year, not to exceed 30% of statutory surplus as of the immediately preceding year end would require pre-notification to the New York Department and are subject to potential disapproval. Statutory net gain from operations was $83.4 million, $83.8 million and $66.6 million for the years ended December 31, 2025, 2024 and 2023, respectively.

RiverSource Life Insurance Co. of New York

Comparisons of net income and shareholder’s equity, as shown in the accompanying GAAP financial statements, to that determined using statutory accounting principles prescribed by the State of New York (“SAP”) were as follows:

	Years Ended December 31,
(in thousands)	2025	2024	2023
Net Income
Net income, per accompanying GAAP financial statements	$56,068	$73,394	$46,567
Net income (loss), SAP basis(1)	86,956	(17,477)	60,310
Difference	$(30,888)	$90,871	$(13,743)

	December 31,
(in thousands)	2025	2024
Shareholder’s Equity
Shareholder’s equity, per accompanying GAAP financial statements	$471,859	$430,881
Capital and surplus, SAP basis(2)	215,821	218,309
Difference	$256,038	$212,572

(1)

Results may be significantly impacted by changes in reserves for variable annuity guaranteed benefits, however, these impacts may be substantially offset by unrealized gains (losses) on derivatives which are not included in statutory income but are recorded directly to surplus.

(2)	Includes unassigned surplus of $106.9 million and $109.4 million as of December 31, 2025 and 2024, respectively.

As of December 31, 2025 and 2024, bonds carried at $221 thousand and $217 thousand, respectively, were on deposit with the State of New York as required by law.

15. OFFSETTING ASSETS AND LIABILITIES

Certain financial instruments and derivative instruments are eligible for offset in the Balance Sheets. The Company’s derivative instruments are subject to master netting and collateral arrangements and qualify for offset. A master netting arrangement with a counterparty creates a right of offset for amounts due to and from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company’s policy is to recognize amounts subject to master netting arrangements on a gross basis in the Balance Sheets.

The following tables present the gross and net information about the Company’s assets subject to master netting arrangements:

	December 31, 2025
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Balance Sheets	Amounts of Assets Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$82,244	$—	$82,244	$(44,305)	$(25,954)	$(11,812)	$173
OTC cleared	706	—	706	(706)	—	—	—
Exchange-traded	3,577	—	3,577	(182)	—	—	3,395
Total	$86,527	$—	$86,527	$(45,193)	$(25,954)	$(11,812)	$3,568

	December 31, 2024
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Balance Sheets	Amounts of Assets Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$117,297	$—	$117,297	$(37,596)	$(73,188)	$(6,475)	$38
OTC cleared	665	—	665	(665)	—	—	—
Exchange-traded	2,279	—	2,279	(202)	—	—	2,077
Total	$120,241	$—	$120,241	$(38,463)	$(73,188)	$(6,475)	$2,115

(1)	Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheets.

RiverSource Life Insurance Co. of New York

The following tables present the gross and net information about the Company’s liabilities subject to master netting arrangements:

	December 31, 2025
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Balance Sheets	Amounts of Liabilities Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$52,656	$—	$52,656	$(44,305)	$—	$(8,349)	$2
OTC cleared	1,430	—	1,430	(706)	—	—	724
Exchange-traded	182	—	182	(182)	—	—	—
Total	$54,268	$—	$54,268	$(45,193)	$—	$(8,349)	$726

	December 31, 2024
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Balance Sheets	Amounts of Liabilities Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$46,836	$—	$46,836	$(37,596)	$—	$(9,240)	$—
OTC cleared	1,304	—	1,304	(665)	—	—	639
Exchange-traded	202	—	202	(202)	—	—	—
Total	$48,342	$—	$48,342	$(38,463)	$—	$(9,240)	$639

(1)	Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheets.

In the tables above, the amount of assets or liabilities presented are offset first by financial instruments that have the right of offset under master netting or similar arrangements, then any remaining amount is reduced by the amount of cash and securities collateral. The actual collateral may be greater than amounts presented in the tables.

When the fair value of collateral accepted by the Company is less than the amount due to the Company, there is a risk of loss if the counterparty fails to perform or provide additional collateral. To mitigate this risk, the Company monitors collateral values regularly and requires additional collateral when necessary. When the value of collateral pledged by the Company declines, it may be required to post additional collateral.

Freestanding derivative instruments are reflected in Other assets and Other liabilities. Cash collateral pledged by the Company is reflected in Other assets and cash collateral accepted by the Company is reflected in Other liabilities. See Note 16 for additional disclosures related to the Company’s derivative instruments.

16. DERIVATIVES AND HEDGING ACTIVITIES

Derivative instruments enable the Company to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. The Company primarily enters into derivative agreements for risk management purposes related to the Company’s products and operations.

Certain of the Company’s freestanding derivative instruments are subject to master netting arrangements. The Company’s policy on the recognition of derivatives on the Balance Sheets is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. See Note 15 for additional information regarding the estimated fair value of the Company’s freestanding derivatives after considering the effect of master netting arrangements and collateral.

RiverSource Life Insurance Co. of New York

Generally, the Company uses derivatives as economic hedges and accounting hedges. The following table presents the notional value and gross fair value of derivative instruments, including embedded derivatives:

	December 31, 2025			December 31, 2024
	Notional	Gross Fair Value		Notional	Gross Fair Value
(in thousands)		Assets(1)	Liabilities(2)		Assets(1)	Liabilities(2)
Derivatives not designated as hedging instruments
Interest rate contracts	$2,299,300	$1,720	$1,858	$1,822,300	$1,791	$2,229
Equity contracts	1,372,051	84,757	52,410	1,551,292	117,835	46,113
Foreign exchange contracts	60,361	50	—	88,905	615	—
Total non-designated hedges	3,731,712	86,527	54,268	3,462,497	120,241	48,342
Embedded derivatives
IUL	N/A	—	61,894	N/A	—	59,724
Total embedded derivatives	N/A	—	61,894	N/A	—	59,724
Total derivatives	$3,731,712	$86,527	$116,162	$3,462,497	$120,241	$108,066

N/A Not applicable

(1)	The fair value of freestanding derivative assets is included in Other assets.
(2)

The fair value of freestanding derivative liabilities is included in Other liabilities. The fair value of IUL embedded derivatives is included in Policyholder account balances, future policy benefits and claims.

See Note 12 for additional information regarding the Company’s fair value measurement of derivative instruments.

As of December 31, 2025 and 2024, investment securities with a fair value of $98.4 million and $88.8 million, respectively, were pledged to meet contractual obligations under derivative contracts, of which $9.0 million and $10.6 million, respectively, may be sold, pledged or rehypothecated by the counterparty. As of December 31, 2025 and 2024, investment securities with a fair value of $12.9 million and $7.0 million, respectively, were received as collateral to meet contractual obligations under derivative contracts, of which $12.9 million and $7.0 million, respectively, may be sold, pledged or rehypothecated by the Company. As of both December 31, 2025 and 2024, the Company had sold, pledged or rehypothecated none of these securities. In addition, as of both December 31, 2025 and 2024, non-cash collateral accepted was held in separate custodial accounts and was not included in the Company’s Balance Sheets.

The following table presents a summary of the impact of derivatives not designated as hedging instruments, including embedded derivatives, on the Statements of Income:

(in thousands)	Interest Credited to Fixed Accounts	Change in Fair Value of Market Risk Benefits
Year Ended December 31, 2025
Interest rate contracts	$—	$(11,823)
Equity contracts	5,526	(46,663)
Foreign exchange contracts	—	(3,623)
IUL embedded derivatives	(3,935)	—
Total gain (loss)	$1,591	$(62,109)
Year Ended December 31, 2024
Interest rate contracts	$—	$(56,025)
Equity contracts	3,916	(56,970)
Foreign exchange contracts	—	6,163
Credit contracts	—	4,105
IUL embedded derivatives	(8,938)	—
Total gain (loss)	$(5,022)	$(102,727)
Year Ended December 31, 2023
Interest rate contracts	$—	$(23,725)
Equity contracts	4,569	(77,123)
Foreign exchange contracts	—	402
Credit contracts	—	(19)
IUL embedded derivatives	(5,694)	—
Total gain (loss)	$(1,125)	$(100,465)

RiverSource Life Insurance Co. of New York

The Company holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity, interest rate, credit and foreign currency exchange rate risk related to various products and transactions of the Company.

The deferred premium associated with certain of the above options is paid semi-annually over the life of the contract or at maturity. The following is a summary of the payments the Company is scheduled to make for these options as of December 31, 2025:

(in thousands)	Premiums Payable
2026	$23,700
2027	—
2028	—
2029	13,830
2030	21,870
Total	$59,400

Actual timing and payment amounts may differ due to future settlements, modifications or exercises of the contracts prior to the full premium being paid or received.

IUL products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the obligation incurred by the Company related to IUL products will positively or negatively impact earnings over the life of these products. The equity component of IUL product obligations is considered an embedded derivative, which is bifurcated from the host contract for valuation purposes and reported on the Balance Sheets at fair value with changes in fair value reported in earnings. As a means of economically hedging its obligations under the provisions of this product, the Company enters into interest rate swaps, index options and futures contracts.

As discussed in Note 11, the Company issues variable annuity contracts that provide protection to contractholders from other-than-nominal capital market risk and expose the Company to other-than-nominal capital market risk. The Company economically hedges its obligations under these market risk benefits using options, swaptions, swaps and futures.

Credit Risk

Credit risk associated with the Company’s derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, the Company has established guidelines and oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting and collateral arrangements whenever practical. See Note 15 for additional information on the Company’s credit exposure related to derivative assets.

Certain of the Company’s derivative contracts contain provisions that adjust the level of collateral the Company is required to post based on the Company’s financial strength rating (or based on the debt rating of RiverSource Life’s parent, Ameriprise Financial). Additionally, certain of the Company’s derivative contracts contain provisions that allow the counterparty to terminate the contract if the Company does not maintain a specific financial strength rating or Ameriprise Financial’s debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, the Company’s counterparty could require immediate settlement of any net liability position. As of December 31, 2025 and 2024, the aggregate fair value of derivative contracts in a net liability position containing such credit contingent provisions was $8.3 million and $9.1 million, respectively. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2025 and 2024 was $8.3 million and $9.1 million, respectively. If the credit contingent provisions of derivative contracts in a net liability position as of December 31, 2025 and 2024 were triggered, the aggregate fair value of additional assets that would be required to be posted as collateral or needed to settle the instruments immediately would have been nil as of both December 31, 2025 and 2024, respectively.

RiverSource Life Insurance Co. of New York

17. SHAREHOLDER’S EQUITY

The following tables present the amounts related to each component of OCI:

	Year Ended December 31, 2025
(in thousands)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	$49,848	$(10,468)	$39,380
Reclassification of net (gains) losses on securities included in net income(2)	1,635	(343)	1,292
Impact of benefit reserves and reinsurance recoverables	(1,003)	211	(792)
Net unrealized gains (losses) on securities	50,480	(10,600)	39,880
Effect of changes in discount rate assumptions on certain long-duration contracts	(7,711)	1,619	(6,092)
Effect of changes in instrument-specific credit risk on market risk benefits (“MRBs”)	1,421	(299)	1,122
Total other comprehensive income (loss)	$44,190	$(9,280)	$34,910

	Year Ended December 31, 2024
(in thousands)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	$(31,130)	$6,537	$(24,593)
Reclassification of net (gains) losses on securities included in net income(2)	549	(115)	434
Impact of benefit reserves and reinsurance recoverables	612	(129)	483
Net unrealized gains (losses) on securities	(29,969)	6,293	(23,676)
Effect of changes in discount rate assumptions on certain long-duration contracts	11,697	(2,456)	9,241
Effect of changes in instrument-specific credit risk on MRBs	(2,753)	578	(2,175)
Total other comprehensive income (loss)	$(21,025)	$4,415	$(16,610)

	Year Ended December 31, 2023
(in thousands)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	$54,710	$(11,489)	$43,221
Reclassification of net (gains) losses on securities included in net income(2)	224	(47)	177
Impact of benefit reserves and reinsurance recoverables	(2,181)	458	(1,723)
Net unrealized gains (losses) on securities	52,753	(11,078)	41,675
Effect of changes in discount rate assumptions on certain long-duration contracts	(7,753)	1,628	(6,125)
Effect of changes in instrument-specific credit risk on MRBs	(3,734)	784	(2,950)
Total other comprehensive income (loss)	$41,266	$(8,666)	$32,600

(1)	Includes impairments on Available-for-Sale securities related to factors other than credit that were recognized in OCI during the period.
(2)	Reclassification amounts are recorded in Net realized investment gains (losses).

Other comprehensive income (loss) related to net unrealized gains (losses) on securities includes three components: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities and due to the reclassification of noncredit losses to credit losses; and (iii) other adjustments primarily consisting of changes in insurance and annuity asset and liability balances, such as benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

RiverSource Life Insurance Co. of New York

The following table presents the changes in the balances of each component of AOCI, net of tax:

(in thousands)	Net Unrealized Gains (Losses) on Securities	Effect of Changes in Discount Rate Assumptions	Effect of Changes in Instrument- Specific Credit Risk on MRBs	Total
Balance at January 1, 2023	$(123,429)	$144	$725	$(122,560)
OCI before reclassifications	41,498	(6,125)	(2,950)	32,423
Amounts reclassified from AOCI	177	—	—	177
Total OCI	41,675	(6,125)	(2,950)	32,600
Balance at December 31, 2023	(81,754)	(5,981)	(2,225)	(89,960)
OCI before reclassifications	(24,110)	9,241	(2,175)	(17,044)
Amounts reclassified from AOCI	434	—	—	434
Total OCI	(23,676)	9,241	(2,175)	(16,610)
Balance at December 31, 2024	(105,430)	3,260	(4,400)	(106,570)
OCI before reclassifications	38,588	(6,092)	1,122	33,618
Amounts reclassified from AOCI	1,292	—	—	1,292
Total OCI	39,880	(6,092)	1,122	34,910
Balance at December 31, 2025	$(65,550)	$(2,832)	$(3,278)	$(71,660)

18. INCOME TAXES

The components of income tax provision were as follows:

	Years Ended December 31,
(in thousands)	2025	2024	2023
Current income tax
Federal	$(2,889)	$566	$9,247
State and local	36	117	(173)
Total current income tax	(2,853)	683	9,074
Deferred federal income tax	13,955	14,880	(1,519)
Total income tax provision	$11,102	$15,563	$7,555

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 21% were as follows:

	Years Ended December 31,
	2025		2024		2023
(in thousands, except percentages)	Amount	Percentage	Amount	Percentage	Amount	Percentage
U.S. federal statutory tax rate	$14,106	21.0%	$18,681	21.0%	$11,366	21.0%
State and local income taxes, net of federal income tax effect(1)	28	—	93	0.1	(137)	(0.3)
Tax credits:
Foreign tax credits, net of addback	(1,429)	(2.1)	(1,219)	(1.4)	(1,576)	(2.9)
Nontaxable or nondeductible items:
Dividends received deduction	(1,773)	(2.6)	(1,857)	(2.1)	(1,848)	(3.4)
Other	75	0.1	(6)	—	109	0.2
Changes in unrecognized tax benefits	—	—	—	—	(309)	(0.6)
Other adjustments	95	0.1	(129)	(0.1)	(50)	—
Effective tax rate	$11,102	16.5%	$15,563	17.5%	$7,555	14.0%

(1)	State taxes in Illinois made up the majority (greater than 50 percent) of the tax effect in this category for 2025, 2024 and 2023.

RiverSource Life Insurance Co. of New York

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. Deferred income tax assets and liabilities are measured at the statutory rate of 21% as of both December 31, 2025 and 2024. The significant components of the Company’s deferred income tax assets and liabilities, which are included net within Other assets or Other liabilities, were as follows:

	December 31,
(in thousands)	2025	2024
Deferred income tax assets
Insurance and annuity benefits including corresponding hedges	$34,864	$50,126
Investments including net unrealized on Available-for-Sale securities	15,911	25,863
Other	358	262
Gross deferred income tax assets	51,133	76,251
Deferred income tax liabilities
Deferred acquisition costs	20,036	21,873
Other	1,226	1,272
Gross deferred income tax liabilities	21,262	23,145
Net deferred income tax assets	$29,871	$53,106

Based on analysis of the Company’s tax position, management believes it is more likely than not that the Company’s results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable the Company to utilize all of the deferred tax assets. Accordingly, no valuation allowance for deferred tax assets has been established as of both December 31, 2025 and 2024.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits was as follows:

(in thousands)	2025	2024	2023
Balance at January 1	$—	$—	$320
Additions for tax positions related to the current year	—	—	6
Reductions for tax positions related to the current year	—	—	(6)
Additions for tax positions of prior years	—	—	324
Reductions for tax positions of prior years	—	—	(644)
Balance at December 31	$—	$—	$—

For all open tax years and all major taxing jurisdictions, management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The Company did not recognize interest and penalties for the years ended December 31, 2025 and 2024, and recognized a net decrease of $90 thousand in interest and penalties for the year ended December 31, 2023. As of both December 31, 2025 and 2024, the Company did not have a payable related to accrued interest and penalties.

The Company files its federal income tax return as part of the consolidated income tax return of Ameriprise Financial in the U.S. federal jurisdiction. The Company files as a separate entity and as part of unitary or combined returns with Ameriprise Financial and other affiliates in various state jurisdictions. The federal statutes of limitations are closed on years through 2018, except for two issues for 2016 which were claimed on an amended return. During the second quarter of 2025, the Internal Revenue Service (“IRS”) finalized the audit of Ameriprise Financial’s U.S. income tax returns for tax years 2019 and 2020, except for one issue for 2020, which remains open. The IRS is currently auditing Ameriprise Financial’s U.S. income tax returns for 2021 through 2023. The state income tax returns of Ameriprise Financial or its subsidiaries, including the Company, are currently under examination by various jurisdictions for years ranging from 2018 through 2023.

The legislation commonly referred to as the One Big Beautiful Bill Act (“OBBBA”) was enacted on July 4, 2025. The corporate tax law changes resulting from the OBBBA did not have an impact to the Company’s financial statements for the year ended December 31, 2025 and, based on current guidance, the Company does not expect to record any material impacts in the future.

Income taxes paid (received) were as follows:

(in thousands)	2025	2024	2023
Income taxes paid (received), net	$(2,612)	$2,435	$12,777
Federal	(2,729)	2,608	12,854
State and local	117	(173)	(77)
Illinois	*	(132)	*
Other state and local	*	(41)	*

*	The amount of income taxes paid during the year is below the required 5% disaggregation threshold.

RiverSource Life Insurance Co. of New York

19. COMMITMENTS AND CONTINGENCIES

Commitments

As of both December 31, 2025 and 2024, the Company had no funding commitments related to mortgage loans.

Contingencies

The Company and its affiliates are involved, in the normal course of business, in legal proceedings, which include regulatory inquiries, arbitration and litigation (including class actions), concerning matters arising in connection with the conduct of its activities. These include proceedings specific to the Company as well as proceedings generally applicable to business practices in the industries in which it operates. The Company can also be subject to legal proceedings arising out of its general business activities, such as its investments, contracts and employment relationships. Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.

As with other insurance companies, the level of regulatory activity concerning the Company’s businesses remains elevated. From time to time, the Company and its affiliates, including AFS and RiverSource Distributors, Inc. receive requests for information from, and/or has been subject to examination or claims by various state, federal and other domestic authorities. The Company and its affiliates are cooperating with the applicable regulators. The Company and its affiliates typically have numerous pending matters that include information requests, exams, inquiries or disputes regarding their business activities and practices and other subjects, including from time to time: sales and distribution of, and disclosure practices related to, various products, including the Company’s insurance and annuity products; supervision of associated persons, including AFS financial advisors and RiverSource Distributors, Inc.’s wholesalers; administration of insurance and annuity claims; security of client information; recordkeeping requirements; and transaction monitoring systems and controls.

These pending matters are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. The Company cannot predict with certainty if, how, or when any such proceedings will be initiated or resolved. Matters frequently need to be more developed before a potential loss or range of loss can be reasonably estimated for any matter. An adverse outcome in any matter could result in an adverse judgment, a settlement, fine, penalty, or other sanction, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the Company’s financial condition, results of operations, or liquidity.

In accordance with applicable accounting standards, the Company establishes an accrued liability for contingent litigation and regulatory matters when those matters present loss contingencies that are both probable and can be reasonably estimated. The Company discloses the nature of the contingency when management believes there is at least a reasonable possibility that the outcome may be material to the Company’s financial statements and, where feasible, an estimate of the possible loss. In such cases, there still may be an exposure to loss in excess of any amounts reasonably estimated and accrued. When a loss contingency is not both probable and reasonably estimable, the Company does not establish an accrued liability, but continues to monitor, in conjunction with any outside counsel handling a matter, further developments that would make such loss contingency both probable and reasonably estimable. Once the Company establishes an accrued liability with respect to a loss contingency, the Company continues to monitor the matter for further developments that could affect the amount of the accrued liability that has been previously established, and any appropriate adjustments are made each quarter.

Guaranty Fund Assessments

The Company is required by law to be a member of the guaranty fund association in the State of New York. In the event of insolvency of one or more unaffiliated insurance companies, the Company could be adversely affected by the requirement to pay assessments to the guaranty fund association. The Company projects its cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations and the amount of its premiums written relative to the industry-wide premium in the State of New York. The Company accrues the estimated cost of future guaranty fund assessments when it is considered probable that an assessment will be imposed, the event obligating the Company to pay the assessment has occurred and the amount of the assessment can be reasonably estimated.

As of both December 31, 2025 and 2024, the Company had no accrual established for estimated future guaranty fund assessments.

RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
Albany, NY 12203
1-800-541-2251
ANN9126_12_E01_(05/26)
RiverSource Distributors, Inc. (Distributor), Member FINRA.
Issued by RiverSource Life Insurance Co. of New York, Albany, New York.
Affiliated with Ameriprise Financial Services, LLC.
© 2008-2026 RiverSource Life Insurance Company. All rights reserved.